UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007 – October 31, 2008

Item 1: Reports to Shareholders

Vanguard

Vanguard FTSE All-World ex-US Index Fund Annual Report

October 31, 2008

>	For the fiscal year ended October 31, 2008, the Investor Shares of Vanguard FTSE All-World ex-US Index Fund posted a –48.32% return.
>	The fund closely tracked its benchmark index and delivered returns that were close to the average return of its mutual fund peers.
>	A global credit crisis and fears of a global economic slowdown drove down stock values worldwide. A rising U.S. dollar against most currencies further lowered returns for U.S. investors.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	8
Performance Summary	10
Financial Statements	12
Your Fund’s After-Tax Returns	50
About Your Fund’s Expenses	51
Glossary	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	VFWIX	–48.32%
Institutional Shares[1]	VFWSX	–48.18
ETF Shares[2]	VEU
Market Price		–47.85
Net Asset Value		–48.23
FTSE All-World ex US Index		–48.37
Average International Fund[3]		–47.97

Your Fund’s Performance at a Glance
October 31, 2007, Through October 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$24.91	$12.77	$0.185	$0.000
Institutional Shares	124.76	64.06	1.044	0.000
ETF Shares	63.32	32.50	0.510	0.000

1 This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.

2 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

3 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

After several years of generous returns, international markets dropped steeply during the past 12 months as a global credit crisis caused investors to pull back from riskier securities, such as stocks. Vanguard FTSE All-World ex-US Index Fund’s Investor Shares returned –48.32%.

The bear market spared no country, but the fund’s emerging markets holdings suffered the most, losing more than half their value. Losses among developed European and Pacific markets were a bit less severe, but still deep.

The FTSE All-World ex-US Index Fund tracks the FTSE All-World ex US Index, a benchmark for global stock performance outside U.S. borders. The fund’s return was in line with the return of its benchmark and slightly behind that of its peer group.

Stock prices fell sharply in global upheaval

Global stock markets started the 12-month period near all-time highs but then declined sharply, laid low by the financial crisis that originated in the fixed income markets. The descent traced a series of jagged ups and downs. During the week ended October 10, for example, the U.S. stock market returned about –18%. When Wall Street opened the following Monday, stocks surged, returning more than 10% over the next six-and-a-half hours. For the full 12 months, the broad U.S. stock market returned –36.43%.

2

Bond market averages masked disparate returns

The broad U.S. taxable bond market registered an unremarkable return of 0.30% for the 12 months, but by its own typically sedate standards, the dislocations were extreme. The strong performance of U.S. Treasury and government securities was offset by double-digit declines in the corporate bond market. These dynamics led to unusually large differences between the yields of Treasuries and their corresponding private sector securities—both a reflection and a cause of the credit market’s distress. Despite their generally high creditworthiness, municipal bonds also fell in price, with the broad tax-exempt market registering a 12-month return of –3.30%.

The U.S. Federal Reserve Board responded to the turmoil with new lending programs and a dramatic easing of monetary policy. Over the full 12 months, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

Investors turned bearish in every corner of the globe

World stock markets retreated throughout the fiscal year, including the developed European markets that make up about half of the FTSE All-World ex-US Index Fund. The decline of the euro (–10%) and British pound (–25%) against the U.S. dollar in currency markets during the fiscal year amplified losses for U.S.-based investors.

Market Barometer
		Average Annual Total Returns
	Periods Ended October 31, 2008
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	–48.27%	–3.93%	5.05%
Russell 1000 Index (Large-caps)	–36.80	–5.51	0.37
Russell 2000 Index (Small-caps)	–34.16	–4.79	1.57
Dow Jones Wilshire 5000 Index (Entire market)	–36.43	–5.10	0.81

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.30%	3.60%	3.48%
Lehman Municipal Bond Index	–3.30	1.71	2.73
Citigroup 3-Month Treasury Bill Index	2.31	3.93	3.10

CPI
Consumer Price Index	3.66%	2.83%	3.20%

3

Each of the region’s three largest markets—the United Kingdom (–47%), France (–46%), and Germany (–46%), which together represented almost one-third of the index, on average—dropped significantly. In Europe, Switzerland (–32%) was the only market that didn’t fall by at least a third.

Japan, by far the largest market in the Pacific region and the second-largest market in the fund, on average, retreated –37% in U.S. dollar terms, a less severe loss than that experienced by Japanese investors, who saw the Japanese yen rise nearly 17% against the dollar during the period. The other major Pacific markets—Australia, Hong Kong, and Singapore—lost more than half their value.

Canada, which represented the fifth-largest market weighting in the fund, on average, during the period, didn’t escape the downward pull, as it lost –45%. That result was worse for Canadian investors because of the U.S. dollar’s rise of 27% against the Canadian dollar during the year.

True to their more volatile reputation, emerging markets, which on average made up about 17% of the fund, lost the most among international stocks during the period after achieving stellar gains in recent years. All were hit hard by expectations that a U.S. recession would hurt their export-driven economies. South Korea (–63%) and China (–68%) weighed down the fund the most. But no country

Expense Ratios[1]
Your Fund Compared With Its Peer Group
				Average
	Investor	Institutional	ETF	International
	Shares	Shares	Shares	Fund
FTSE All-World ex-US Index Fund	0.40%	0.15%	0.25%	1.48%

1 The fund expense ratios shown are from the prospectus dated August 29, 2008. For the fiscal year ended October 31, 2008, the fund’s expense ratios were 0.35% for Investor Shares, 0.10% for Institutional Shares, and 0.20% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

was spared outsized losses, including Brazil (–53%), Taiwan (–46%), India (–60%), and Russia (–59%).

Financial companies had the biggest impact

Across virtually all markets, financial stocks had the biggest negative impact. Financials outside the United States represented about a quarter of the fund’s assets and lost –56% worldwide, accounting for about a third of the fund’s negative return. As in the United States, commercial banks, brokerages, and other financial firms grappled with the unprecedented global credit squeeze.

The next two largest sectors in the fund, on average—materials (–57%) and energy (–44%)—suffered from the quick reversal of expectations for the global economy. Oil prices dropped precipitously after peaking at all-time highs in the summer, and the prices of other commodities fell in similarly dramatic fashion.

Other global sectors faced similar headwinds during the global slowdown, including industrials (–55%), information technology (–49%), and telecommunication services (–43%). Consumer staples (–33%) and utilities (–35%), typically less volatile during bear markets, and health care (–21%) were least affected by the downdraft.

Total Returns
March 8, 2007,[1] Through October 31, 2008
Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares	–23.44%
FTSE All-World ex US Index	–23.47
Average International Fund[2]	–24.98

The figures shown represent past performance, which is not a guarantee of future results. (Curre nt performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost.

1 Share-class inception.

2 Derived from data provided by Lipper Inc.

5

The funds’ long-term performance is in line with the markets’

As the table on page 5 shows, the FTSE All-World ex-US Index Fund has met its objective of tracking its benchmark since its inception.

The fund’s return has been slightly better than that of its target index, mostly because of fair-value pricing, which allows the fund to calculate its net asset value based on real-time developments not reflected in closing prices set in overseas markets that operate in different time zones. When fair-value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index. This discrepancy corrects itself when market prices reflect fair value, usually the next day.

An index fund’s performance may also differ slightly from the return of its target benchmark because the fund may hold a slightly different roster of securities than those listed in the benchmark. Of course, the most consistent performance divergence arises from the operating costs incurred by an index fund—costs not reflected in the return from a benchmark.

Vanguard’s Quantitative Equity Group has managed index funds for more than three decades. Its disciplined execution of the fund’s indexing mandate, combined with the fund’s extremely low costs, can help you execute a long-term strategy of seeking to capture nearly all of the returns from international markets.

International investing still offers valuable diversification

After enjoying several years of strong returns with few bumps along the way, investors in international stocks were harshly reminded in the past year that a bear market can come at any time—and once in a while it can come with unusual severity. Such was the case with the credit crisis of 2008, which has had repercussions that unsettled even the most seasoned investors.

6

Nevertheless, the dramatic increase of international commerce in recent years, particularly in less developed nations, continues to offer long-term growth possibilities for patient investors.

That is why it is important to have a well-thought-out investment strategy based on a diversified mix of stock, bond, and money market mutual funds that fits your goals, time horizon, and risk tolerance. For those who can tolerate the extra volatility that sometimes comes with overseas investing, the FTSE All-World ex-US Index Fund remains a cost-effective way to add an extra element of diversification to your portfolio and thus help you maintain a durable long-term investment plan.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

November 18, 2008

Vanguard FTSE All-World ex-US ETF
Premium/Discount: March 2, 2007[1]–October 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	132	31.21%	23	5.44%
25–49.9	184	43.49	6	1.42
50–74.9	59	13.95	2	0.47
75–100.0	4	0.95	0	0.00
>100.0	13	3.07	0	0.00
Total	392	92.67%	31	7.33%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

7

FTSE All-World ex-US Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	2,205	2,217
Turnover Rate	7%	—
Expense Ratio (10/31/2007)[2]		—
Investor Shares	0.40%
Institutional Shares	0.15%
ETF Shares	0.25%
Short-Term Reserves	0.5%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.1%	9.1%
Consumer Staples	9.1	9.1
Energy	11.2	11.3
Financials	24.4	24.3
Health Care	7.3	7.3
Industrials	9.7	9.8
Information Technology	6.3	6.2
Materials	9.1	9.2
Telecommunication Services	7.5	7.4
Utilities	6.3	6.3

Ten Largest Holdings[3] (% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	1.6%
BP PLC	integrated oil
	and gas	1.4
Nestle SA (Registered)	packaged foods
	and meats	1.4
HSBC Holdings PLC	diversified banks	1.3
Total SA	integrated oil
	and gas	1.2
Novartis AG (Registered)	pharmaceuticals	1.0
Roche Holdings AG	pharmaceuticals	1.0
Vodafone Group PLC	wireless
	telecommunications	0.9
Toyota Motor Corp.	automobile
	manufacturers	0.9
GlaxoSmithKline PLC	pharmaceuticals	0.9
Top Ten		11.6%

Allocation by Region (% of equity exposure)

1 FTSE All-World ex US Index.

2 The expense ratios shown are from the prospectus dated August 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.35% for Investor Shares, 0.10% for Institutional Shares, and 0.20% for ETF Shares.

3 The holdings listed exclude any temporary cash investments and equity index products. See the glossary of investment terms.

8

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	16.0%	16.1%
France	8.5	8.8
Germany	6.4	6.4
Switzerland	6.2	6.3
Spain	3.4	3.4
Italy	2.8	2.8
Netherlands	1.8	1.8
Sweden	1.5	1.5
Finland	1.0	1.0
Other Europe	3.4	3.0
Subtotal	51.0%	51.1%
Pacific
Japan	17.3%	16.8%
Australia	4.6	4.6
Hong Kong	2.3	1.8
Other Pacific	0.9	0.9
Subtotal	25.1%	24.1%
Emerging Markets
South Korea	2.6%	2.6%
Brazil	2.6	2.7
Taiwan	2.2	2.2
China	2.2	2.6
India	1.6	1.7
South Africa	1.5	1.5
Russia	1.3	1.2
Mexico	1.0	1.1
Other Emerging	3.0	3.3
Subtotal	18.0%	18.9%
North America
Canada	5.9%	5.9%

1 FTSE All-World ex US Index.

9

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 8, 2007–October 31, 2008

Initial Investment of $10,000

		Average Annual Total Returns	Final Value
	Periods Ended October 31, 2008		of a $10,000
	One Year	Since Inception[1]	Investment
FTSE All-World ex-US Index Fund
Investor Shares[2]	–48.32%	–23.44%	$6,437
FTSE All-World ex US Index	–48.37	–23.47	6,432
Average International Fund[3]	–47.97	–24.98	6,224

			Final Value of
		Since	a $5,000,000
	One Year	Inception[1]	Investment
FTSE All-World ex-US Index Fund
Institutional Shares[2]	–48.18%	–28.61%	$3,011,507
FTSE All-World ex US Index	–48.37	–29.28	2,968,715

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	–48.23%	–22.19%	$6,583
FTSE All-World ex US Index	–48.37	–22.86	6,489

1 Performance for the fund and its comparative standards is calculated since the following inception dates: March 8, 2007, for the Investor Shares, April 30, 2007, for the Institutional Shares, and March 2, 2007, for the ETF Shares.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

10

FTSE All-World ex-US Index Fund

Cumulative Returns of ETF Shares: March 2, 2007–October 31, 2008

Cumulative
Since Inception[1]
FTSE All-World ex-US Index Fund ETF Shares Market Price	–33.56
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	–34.17
FTSE All-World ex US Index	–35.11

Fiscal-Year Total Returns (%): March 8, 2007–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
FTSE All-World ex-US Index Fund
Investor Shares[2]	3/8/2007	–28.98%	–11.11%
Institutional Shares[2]	4/30/2007	–28.80	–16.21
ETF Shares	3/2/2007
Market Price		–28.86	–9.64
Net Asset Value		–28.87	–9.76

1 Performance for the fund and its comparative standards is calculated since the ETF Shares’ inception on March 2, 2007.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables for dividend and capital gains information.

11

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (98.7%)
Argentina (0.1%)
Tenaris SA ADR	57,010	1,174
Petrobras Energia
Participaciones SA ADR	46,561	289
* Telecom Argentina SA ADR	14,520	85
^ Banco Macro Bansud SA ADR	11,670	82
		1,630
Australia (4.5%)
BHP Billiton Ltd.	751,795	14,443
Commonwealth Bank
of Australia	293,833	8,032
National Australia Bank Ltd.	365,305	5,927
Westpac Banking Corp., Ltd.	415,801	5,705
Australia & New Zealand
Bank Group Ltd.	432,536	5,070
Woolworths Ltd.	271,523	5,062
Westfield Group	425,546	4,700
Rio Tinto Ltd.	75,113	3,886
QBE Insurance Group Ltd.	197,248	3,365
Woodside Petroleum Ltd.	113,829	3,216
CSL Ltd.	121,942	2,966
Telstra Corp. Ltd.	976,238	2,687
St. George Bank Ltd.	126,428	2,365
Wesfarmers Ltd.	144,217	2,073
Origin Energy Ltd.	191,688	2,010
Brambles Ltd.	314,874	1,680
Foster’s Group Ltd.	424,949	1,624
AMP Ltd.	416,960	1,517
Newcrest Mining Ltd.	101,456	1,395
^ Macquarie Group, Ltd.	59,097	1,172
Santos Ltd.	127,409	1,154
Suncorp-Metway Ltd.	210,505	1,133
Insurance Australia
Group Ltd.	398,603	1,010
Stockland	375,215	1,009
Orica Ltd.	77,148	1,003
AGL Energy Ltd.	101,327	952
Transurban Group	264,087	948

				Market
				Value•
			Shares	($000)
*		Fortescue Metals
		Group Ltd.	456,254	902
		AXA Asia Pacific
		Holdings Ltd.	294,591	869
		Oil Search Ltd.	254,082	770
		Australian Stock
		Exchange Ltd.	36,910	741
		Sonic Healthcare Ltd.	81,084	741
		Amcor Ltd.	186,555	720
	^	Macquarie
		Infrastructure Group	543,554	712
		Incitec Pivot Ltd.	260,320	698
		Coca-Cola Amatil Ltd.	128,641	694
		Computershare Ltd.	119,406	675
		Wesfarmers, Ltd. Price
		Protected Shares	43,573	629
	^	Leighton Holdings Ltd.	37,530	624
		Tatt’s Group, Ltd.	350,842	588
		Tabcorp Holdings Ltd.	126,790	581
		Toll Holdings Ltd.	143,500	573
		Lion Nathan Ltd.	95,845	566
		CFS Gandel Retail Trust	408,761	550
		Crown Ltd.	122,578	549
		Bendigo Bank Ltd.	61,227	540
		WorleyParsons Ltd.	52,910	532
		Cochlear Ltd.	13,918	528
		Lend Lease Corp.	112,946	523
		Metcash Ltd.	190,778	515
		BlueScope Steel Ltd.	160,055	471
		GPT Group	924,150	462
		Alumina Ltd.	299,700	427
		OZ Minerals Ltd.	660,765	415
		Boral Ltd.	131,437	396
		OneSteel Ltd.	167,769	385
		Sims Group Ltd.	38,851	373
		Dexus Property Group NPV	729,329	363
		Macquarie Goodman Group	534,163	337
		Qantas Airways Ltd.	203,327	330
		CSR Ltd.	226,374	329
		Harvey Norman Holdings Ltd.	189,282	327
		Goodman Fielder Ltd.	292,518	325

12

FTSE All-World ex-US Index Fund

				Market
				Value•
			Shares	($000)
		Aristocrat Leisure Ltd.	122,844	309
		Commonwealth Property
		Office Fund	307,289	272
	^	Perpetual Trustees
		Australia Ltd.	11,473	267
		Nufarm Ltd.	36,536	264
		Macquarie Airports Group	184,649	263
		James Hardie Industries NV	92,158	262
		Ansell Ltd.	30,051	253
		Bank of Queensland Ltd.	26,721	239
		Mirvac Group	361,467	237
		Billabong International Ltd.	27,155	217
*		Paladin Resources Ltd.	110,222	169
		Energy Resources
		of Australia Ltd.	16,891	160
		Asciano Group	114,497	160
*		Iluka Resources Ltd.	58,002	140
		Caltex Australia Ltd.	21,694	137
		Sigma Pharmaceuticals Ltd.	157,341	132
		AWB Ltd.	74,081	130
		Futuris Corp., Ltd.	160,282	125
		Flight Centre Ltd.	13,166	123
		Downer EDI Ltd.	37,372	121
		SP Ausnet	159,517	118
		Tower Australia Group Ltd.	77,115	108
		Consolidated
		Media Holdings, Ltd.	77,506	106
		John Fairfax Holdings Ltd.	78,941	101
		Gunns Ltd.	117,061	93
		Challenger Financial
		Services Group Ltd.	81,863	90
		Envestra Ltd.	183,658	78
		GWA International Ltd.	45,024	72
		Boart Longyear Group	228,746	66
		Paperlinx Ltd.	70,237	65
		Macquarie Office Trust	319,897	62
	^	Babcock & Brown Ltd.	67,448	59
	^	West Australian
		Newspaper Holdings Ltd.	13,172	54
		Babcock & Brown
		Infrastructure Group	382,796	49
		Macquarie
		CountryWide Trust	247,809	40
		Spotless Group Ltd.	23,351	39
		Ten Network Holdings Ltd.	43,012	39
		Adelaide Brighton Ltd.	23,761	36
		Corporate Express
		Australia Ltd.	9,534	32
		APN News & Media Ltd.	15,565	25
		Australian Wealth
		Management Ltd.	47,053	25
		Minara Resources Ltd.	35,970	25
		Australand Property Group	103,092	20
		ABC Learning Centres Ltd.	44,287	16
		Centro Retail Trust	197,668	15

				Market
				Value•
			Shares	($000)
*		Centro Properties Group	62,092	3
		Austereo Group Ltd.	2,615	2
*		Allco Finance Group Ltd.	15,255	1
				111,283
Austria (0.3%)
	^	Erste Bank der
		Oesterreichischen
		Sparkassen AG	54,576	1,455
		OMV AG	34,762	1,113
		Telekom Austria AG	74,527	916
		Voestalpine AG	35,040	855
		Oesterreichische
		Elektrizitaetswirtschafts
		AG Class A	9,754	461
		Wienerberger AG	20,251	336
	^	Raiffeisen International
		Bank-Holding AG	10,292	324
		Vienna Insurance Group	11,462	309
*		Atrium European Real Estate	59,232	269
*		IMMOEAST Immobilien
		Anlagen AG	152,030	183
		Strabag SE	6,129	120
		EVN AG	7,197	106
*		IMMOFINANZ AG	81,782	91
				6,538
Belgium (0.5%)
		KBC Bank &
		Verzekerings Holding	38,369	1,650
	^	InBev NV	39,124	1,578
		Solvay SA	13,727	1,277
		Delhaize Group	21,698	1,220
		Belgacom SA	34,174	1,169
		Groupe Bruxelles
		Lambert SA	15,604	1,146
		Colruyt NV	5,046	1,134
	^	Dexia	186,644	993
		UCB SA	35,757	910
		Umicore	21,425	383
		Compagnie
		Nationale a Portefeuille	5,108	276
	^	Fortis (Amsterdam Shares)	223,907	266
		Fortis	223,801	259
		Mobistar SA	2,445	162
		KBC Ancora	1,912	57
				12,480
Brazil (2.6%)
		Petroleo Brasileiro SA
		Series A ADR	292,352	6,452
		Petroleo Brasileiro SA ADR	207,955	5,592
		Companhia Vale do Rio
		Doce Sponsored ADR	345,078	4,041
		Companhia Vale do
		Rio Doce ADR	279,292	3,664
		Banco Bradesco SA ADR	300,787	3,519

13

FTSE All-World ex-US Index Fund

				Market
				Value•
			Shares	($000)
		Banco Itau Holding
		Financeira SA ADR	231,785	2,564
		Petroleo Brasileiro SA Pfd.	237,246	2,556
		Petroleo Brasileiro SA	159,700	2,114
		Companhia Siderurgica
		Nacional SA ADR	143,499	1,952
		Companhia de Bebidas
		das Americas ADR	45,915	1,951
		Itausa-Investimentos
		Itau SA	498,290	1,589
		Companhia Vale do Rio
		Doce Pfd. Class A	124,500	1,444
		Companhia Vale
		do Rio Doce	90,200	1,157
		Companhia Energetica de
		Minas Gerais ADR	75,596	1,150
		BM&FBOVESPA SA	428,046	1,136
		Banco do Brasil SA	166,923	1,102
		Banco Itau Holding
		Financeira SA	94,750	1,023
		Embraer-Empresa
		Brasileira de
		Aeronautica SA ADR	47,850	1,001
		Tele Norte Leste
		Participacoes ADR	69,600	945
		Natura Cosmeticos SA	93,723	787
		Usiminas-Usinas Siderugicas
		de Minas Gerais SA Pfd.	57,227	732
		Gerdau SA ADR	108,100	693
		Companhia Brasileira de
		Distribuicao Grupo Pao
		de Acucar ADR	22,966	687
		Perdigao SA	47,001	683
		Redecard SA	61,086	663
		Companhia de Concessoes
		Rodoviarias	68,376	656
		Centrais Electricas
		Brasileiras SA	51,734	6 20
		Brasil Telecom Participacoes
		SA ADR	15,971	547
		Companhia Paranaense de
		Energia-COPEL ADR	45,900	510
		Votorantim Celulose e Papel
		SA ADR	49,493	499
		Metalurgica Gerdau SA	50,418	450
		Banco Bradesco SA	34,500	396
		Tim Participacoes SA ADR	27,237	394
		Tractebel Energia SA	50,170	394
	^	Braskem SA ADR	43,500	375
*		Ironx Mineracao SA	28,463	374
		Bradespar SA Pfd.	41,840	368
		All America Latina Logistica	78,916	364
		Weg SA	60,964	346
		Gerdau SA Pfd.	53,000	337
	^	Sadia SA ADR	53,922	327
		Souza Cruz SA	18,800	326

			Market
			Value•
		Shares	($000)
	Aracruz Celulose SA ADR	23,330	310
	Ultrapar Participacoes S.A.	15,243	281
*	Vivo Participacoes SA ADR	24,744	271
	Companhia de Bebidas
	das Americas	6,955	249
*	Net Servicos de
	Comunicacao SA	38,379	244
	Cyrela Brazil Realty SA	51,082	243
	Brasil Telecom
	Participacoes SA	10,970	230
	Companhia de Bebidas
	das Americas Pfd.	5,350	227
	Klabin SA	131,700	227
	Suzano Papel e Celulose SA	32,160	191
	Usinas Siderurgicas de
	Minas Gerais SA	16,510	189
	Brasil Telecom SA Pfd.	30,390	181
*	Tim Participacoes SA	65,168	169
	JBS SA	92,597	167
	TELESP–Telecomunicacoes
	de Sao Paulo SA Pfd.	7,300	165
	Telmar Norte Leste SA	6,400	161
	Tele Norte Leste
	Participacoes SA	10,594	159
	Lojas Americanas SA Pfd.	55,500	153
	Tam SA	14,542	152
	AES Tiete SA	22,916	143
	CPFL Energia SA	9,600	139
	Gerdau SA	25,884	137
	Energias do Brasil SA	11,600	125
*	OGX Petroleo e Gas
	Participacoes SA	900	113
	CESP–Companhia Energetica
	de Sao Paulo	24,723	111
	Fertilizantes Fosfatados S.A.	20,364	106
*	Cosan SA Industria
	e Comercio	21,434	106
	B2W Com Global Do Varejo	8,180	105
	Companhia de Saneamento
	Basico do Estado
	de Sao Paulo	8,992	103
	Porto Seguro SA	20,260	101
	Companhia de Transmissao
	de Energia Electrica Paulista	5,000	92
	Localiza Rent a Car SA	23,242	90
	Tim Participacoes SA Pfd.	62,158	89
	Duratex SA Pfd.	9,858	82
	Telesp–Telecomunicacoes de
	Sao Paulo SA	3,500	61
	Companhia de Gas
	de Sao Paulo - Comgas	4,000	59
	AES Tiete SA	10,000	51
	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar Pfd.	3,110	47

14

FTSE All-World ex-US Index Fund

				Market
				Value•
			Shares	($000)
		MMX Mineracao e
		Metalicos SA	21,988	42
		Companhia Paranaense de
		Energia-COPEL	1,940	21
*		MPX Energia SA	300	16
		Companhia Energetica de
		Minas Gerais Pfd.	1,020	16
*		LLX Logistica SA	21,988	8
		Companhia Energetica de
		Minas Gerais	420	4
		Confeccoes Guararapes SA	200	2
				62,418
Canada (5.8%)
		Royal Bank of Canada	303,226	11,784
		EnCana Corp.	170,380	8,655
		Toronto-Dominion Bank	183,223	8,653
		Bank of Nova Scotia, Halifax	223,009	7,436
		Manulife Financial Corp.	342,091	6,846
*		Research in Motion Ltd.	127,317	6,446
		Canadian Natural
		Resources Ltd.	122,397	6,176
		Potash Corp. of
		Saskatchewan, Inc.	69,891	5,949
		Suncor Energy, Inc.	207,482	4,984
		Canadian National
		Railway Co.	107,714	4,676
		Barrick Gold Corp.	197,835	4,524
		Bank of Montreal, Quebec	114,300	4,080
		TransCanada Corp.	129,659	3,918
		Canadian Imperial Bank
		of Commerce	85,443	3,875
		Rogers
		Communications, Inc.
		Class B	118,484	3,440
		Sun Life Financial Services
		of Canada	125,842	2,960
		Goldcorp Inc.	158,243	2,959
		Enbridge Inc.	83,700	2,907
		Imperial Oil Ltd.	81,235	2,875
		Petro-Canada	108,867	2,722
		Talisman Energy, Inc.	227,311	2,246
		Brookfield Asset
		Management Inc.	127,757	2,237
		Power Corp. of Canada	91,900	1,998
		Shoppers Drug Mart Corp.	50,000	1,925
		Nexen Inc.	118,538	1,882
		BCE Inc.	58,605	1,703
		Husky Energy Inc.	56,642	1,701
		Power Financial Corp.	65,700	1,645
		Shaw Communications Inc.	92,300	1,617
		Canadian Pacific Railway Ltd.	34,800	1,575
		Kinross Gold Corp.	143,595	1,495
		National Bank of Canada	39,143	1,468
		Agrium, Inc.	36,000	1,379
		Cameco Corp.	76,610	1,254
		Bombardier Inc. Class B	313,515	1,210
	^	Thomson Reuters Corp.	42,423	999

				Market
				Value•
			Shares	($000)
		Teck Cominco Ltd. Class B	98,972	985
		Great-West Lifeco Inc.	45,966	976
		TransAlta Corp.	43,543	874
		Magna International	24,933	837
		IGM Financial, Inc.	23,966	725
		Canadian Tire Corp. Class A	18,102	688
		George Weston Ltd.	13,000	663
		Loblaw Cos., Ltd.	27,197	662
		Brookfield Properties Corp.	62,950	640
		Saputo Inc.	23,890	499
*		CGI Group Inc.	62,378	498
		Canadian Utilities Ltd.	14,021	493
		Telus Communications Inc.	13,937	492
		Finning International Inc.	40,360	491
*		MDS Inc.	32,200	336
		Telus Corp.-Non Voting Shares	9,783	319
		Biovail Corp.	34,800	299
		Nova Chemicals Corp.	20,908	271
*		Nortel Networks Corp.	101,642	126
		Bombardier Inc. Class A	900	4
				143,077
Chile (0.3%)
		Empresa Nacional de
		Electricidad SA ADR	36,581	1,361
		Sociedad Quimica y Minera
		de Chile SA ADR	52,890	1,211
		Enersis SA ADR	80,898	1,165
		Banco Santander
		Chile SA ADR	27,161	972
		Empresas Copec SA	77,342	634
		Compania de
		Telecomunicaciones de
		Chile SA ADR	89,262	606
		Distribucion y Servicio
		D&S SA ADR	32,967	587
		S.A.C.I. Falabella SA	115,147	303
		CAP SA	16,167	195
		Empresa Nacional de
		Telecomunicaciones SA	8,160	85
		Banco de Chile	1,701,489	83
		Lan Airlines SA	8,765	79
*		Colburn SA	513,465	77
		Cencosud SA	51,488	75
		Banco de Credito
		e Inversiones	4,240	71
		Compania Cervecerias
		Unidas SA	1,800	10
		Corpbanca	1,319,400	5
		Embotelladora Andina
		SA Pfd. Class B	2,200	4
				7,523
China (2.2%)
		China Mobile
		(Hong Kong) Ltd.	1,337,500	11,774
	^	China Life Insurance
		Co., Ltd.	1,684,000	4,500

15

FTSE All-World ex-US Index Fund

				Market
				Value•
			Shares	($000)
		PetroChina Co. Ltd.	4,742,000	3,565
		CNOOC Ltd.	3,108,000	2,552
		China Petroleum &
		Chemical Corp.	3,702,000	2,431
	^	China Construction Bank	4,665,000	2,314
		China Unicom Ltd.	1,580,182	2,256
	^	Bank of China	6,756,000	1,973
	^	Ping An Insurance
		(Group) Co. of China Ltd.	456,500	1,952
		China Shenhua Energy Co.
		Ltd. H-Shares	758,500	1,440
		China Telecom Corp. Ltd.	3,568,000	1,270
	^	China Merchants
		Bank Co., Ltd. Class H	753,500	1,154
		China Merchants Holdings
		International Co. Ltd.	464,000	1,105
		China Resources
		Enterprise Ltd.	486,000	968
	^	Bank of
		Communications Ltd.
		Class H	1,567,000	923
		China Communications
		Construction Co., Ltd.	1,208,000	856
*		Shanghai Electric
		Group Co., Ltd. Class H	2,496,000	755
		Huaneng Power
		International, Inc.
		H Shares	1,500,000	730
		China Coal Energy Co.	1,074,000	651
		Beijing Datang Power
		Generation Co., Ltd.	1,724,000	649
		Cosco Pacific Ltd.	754,000	549
		China Resources Power
		Holdings Co., Ltd.	266,000	520
		Denway Motors Ltd.	2,050,000	511
	^	Air China Ltd.	1,810,000	506
		Fujian Zijin Mining
		Industry Co., Ltd.	1,484,000	449
	^	China Resources Land Ltd.	414,000	419
		CITIC Pacific Ltd.	418,000	340
		Lenovo Group Ltd.	1,118,000	339
		GOME Electrical
		Appliances Holdings Ltd.	1,681,000	336
*	^	PICC Property and
		Casualty Co., Ltd.	1,114,000	308
*		China Railway
		Construction Corp.	231,500	286
*	^	Anhui Conch
		Cement Co. Ltd.	72,000	229
		Beijing Enterprises
		Holdings Ltd.	58,000	229
		Yanzhou Coal
		Mining Co. Ltd. H Shares	334,000	206
	^	BYD Co. Ltd.	120,600	205
		China Shipping
		Development Co.	204,000	201

				Market
				Value•
			Shares	($000)
	^	Aluminum Corp. of
		China Ltd.	514,000	187
		China COSCO
		Holdings Co., Ltd.	336,300	181
		China Mengniu
		Dairy Co., Ltd.	186,000	179
		Li Ning Co., Ltd.	136,000	168
		Beijing Capital International
		Airport Co., Ltd.	282,000	159
		Zhejiang
		Expressway Co., Ltd.	322,000	154
		Shanghai Industrial
		Holding Ltd.	95,000	151
		China International Marine
		Containers (Group) Co., Ltd.	295,437	149
		China Communication
		Services Corp. Ltd.	262,000	138
		Chaoda Modern Agriculture
		Holdings Ltd.	188,350	133
	^	Parkson Retail Group Ltd.	141,000	131
		China Oilfield Services Ltd.	236,000	130
		China Everbright Ltd.	130,000	122
		Jiangsu Expressway Co. Ltd.
		H Shares	174,000	122
		Yantai Changyu Pioneer
		Wine Co., Ltd.	35,700	111
		Angang Steel Co., Ltd.	172,000	106
		Jiangxi Copper Co. Ltd.	210,000	103
		China Vanke Co., Ltd.	173,920	103
		ZTE Corp.	44,560	101
		China Bluechemical, Ltd.	222,000	84
		Dongfeng Motor Corp.	288,000	82
	^	Guangzhou R&F
		Properties Co. Ltd.	157,600	76
		Inner Mongolia Yitai
		Coal Co., Ltd.	44,100	75
		Shanghai Zhenhua Port
		Machinery Co., Ltd.
		Class B	107,300	68
*		Yangzijiang Shipbuilding
		Holdings Ltd.	259,000	58
		Tsingtao Brewery Co., Ltd.	30,000	54
		Dongfang
		Electrical Corp Ltd.	26,000	51
		Guangdong Investment Ltd.	164,000	50
		The Guangshen
		Railway Co., Ltd.	128,000	50
		Weichai Power Co., Ltd.
		Class H	20,000	48
		China Travel International	316,000	45
		China Shipping Container
		Lines Co. Ltd.	371,700	43
		Global Bio-chem Technology
		Group Co. Ltd.	284,000	40
		Harbin Power
		Equipment Co., Ltd.	66,000	37

16

FTSE All-World ex-US Index Fund

				Market
				Value•
			Shares	($000)
		KWG Property Holding, Ltd.	161,500	35
		Sinopec Shanghai
		Petrochemical Co. Ltd.	184,000	34
		Sinotrans Ltd.	153,000	34
		Guangzhou
		Investment Co. Ltd.	460,000	34
		Shanghai Lujiazui Finance
		& Trade Zone
		Development Co., Ltd.
		Class B	45,900	33
		Nine Dragons Paper
		Holdings Ltd.	179,000	31
		Maanshan Iron and
		Steel Co. Ltd.	156,000	29
		China Molybdenum Co. Ltd.	87,000	27
		Zhejiang Southeast Electric
		Power Co., Ltd.	72,400	27
		China Foods Ltd.	100,000	26
		Hidili Industry Int’l
		Development Ltd.	124,000	26
		TPV Technology Ltd.	132,000	26
	^	Zhaojin Mining
		Industry Co. Ltd.	73,000	26
		Huadian Power
		International Corp. Ltd.	140,000	26
*		China Southern
		Airlines Co. Ltd.	159,000	25
		Shenzhen
		Expressway Co. Ltd.	68,000	23
		CSG Holding Co. Ltd.	46,507	20
*		Guangzhou Shipyard
		International Co. Ltd.	28,000	20
		Shandong Chenming Paper
		Holdings Ltd. Class B	54,700	19
*		Dazhong Transportation
		Group Co., Ltd. B Shares	48,000	18
		China Merchants Property
		Development Co., Ltd.	22,950	17
*		China Eastern
		Airlines Corp. Ltd.	122,000	15
		TravelSky Technology Ltd.	64,000	15
		Shenzhen Investment Ltd.	144,808	15
		Great Wall Motor Co., Ltd.	39,500	12
		Weiqiao Textile Co. Ltd.	54,000	11
*		Brilliance China Automotive
		Holdings Ltd.	248,000	10
*		BOE Technology
		Group Co. Ltd. Class B	100,400	10
		Guangdong Electric Power
		Development Co., Ltd.	16,400	5
		Inner Mongolia Eerduosi
		Cashmere Products Co. Ltd.	10,300	4
		Anhui Expressway Co., Ltd.	8,000	3
*	^	Semiconductor Manufacturing
		International Corp.	152,000	3

			Market
			Value•
		Shares	($000)
	Shenzhen Chiwan Wharf
	Holdings Ltd. Class B	3,200	3
*	Chongqing Changan
	Automobile Co., Ltd.	10,656	2
	Guangdong Provincial
	Expressway
	Development Co., Ltd.	6,100	2
	Shanghai Mechanical and
	Electrical Industry Co. Ltd.
	Class B	3,840	2
	Bengang Steel Plates Co., Ltd.	7,000	2
	Shanghai Jinqiao Export
	Processing Zone
	Development Co., Ltd.
	Class B	4,300	2
	Shanghai Friendship
	Group Inc. Co. Class B	2,900	2
	Shanghai Jinjiang International
	Industrial Investment Co., Ltd.
	Class B	2,800	2
*	Shanghai Chlor-Alkali
	Chemical Co. Ltd. Class B	7,100	2
*	Shanghai Haixan
	Group Co. Ltd. Class B	8,200	2
	Shanghai Jinjiang International
	Hotels DevelopmentCo., Ltd.
	Class B	2,700	1
	Huadian Energy Co. Ltd.	7,600	1
*	Sinopec Yizheng Chemical
	Fibre Co., Ltd.	20,000	1
*	Shanghai Waigaoqiao Free
	Trade Zone
	Development Co., Ltd.
	Class B	3,500	1
	Guangzhou
	Pharmaceutical Co., Ltd.	4,000	1
*	Jinzhou Port Co., Ltd.	3,300	1
	Double Coin Holdings, Ltd.
	Class B	4,300	1
	Jiangling Motors Corp. Ltd.	1,800	1
	Weifu High-Technology Co., Ltd.	2,000	1
	Tianjin Capital Environmental
	Protection Co., Ltd.	4,000	—
*	Shenzhen Special Economic
	Zone Real Estate
	Group Co. Ltd. Class B	2,100	—
			53,629
Colombia (0.0%)
	Bancolombia SA ADR	42,872	837

Czech Republic (0.2%)
	Ceske Energeticke
	Zavody a.s.	51,771	2,264
	Komercni Banka a.s.	6,905	1,051
	Cesky Telecom a.s.	26,556	568

17

FTSE All-World ex-US Index Fund

Market
Value•
Shares	($000)
Zentiva NV	3,900	228
Unipetrol a.s.	17,257	129
4,240
Denmark (0.7%)
Novo Nordisk A/S B Shares	120,876	6,479
Danske Bank A/S	155,468	2,301
AP Moller-Maersk A/S
B Shares	302	1,738
*	Vestas Wind Systems A/S	42,100	1,724
AP Moller-Maersk A/S
A Shares	291	1,697
Carlsberg A/S B Shares	25,339	998
Novozymes A/S	11,379	803
Danisco A/S	10,570	458
Coloplast A/S B Shares	5,762	418
^	FLS Industries A/S B Shares	9,500	354
*	Jyske Bank A/S	10,772	318
H. Lundbeck A/S	9,700	173
*	^	William Demant A/S	3,300	126
Rockwool International A/S	192	13
17,600
Egypt (0.1%)
Orascom Telecom
Holding SAE GDR	31,730	986
Orascom Construction
Industries GDR	9,309	628
1,614
Finland (1.0%)
Nokia Oyj	847,511	12,982
Sampo Oyj A Shares	128,364	2,572
Fortum Oyj	98,700	2,426
UPM-Kymmene Oyj	109,021	1,542
Stora Enso Oyj R Shares	128,233	1,193
Kone Oyj	47,914	1,072
Neste Oil Oyj	52,714	834
Wartsila Oyj B Shares	20,680	524
Rautaruuki Oyj	23,600	385
Metso Oyj	23,456	312
Nokian Renkaat Oyj	22,150	290
Kesko Oyj	11,900	279
Outokumpu Oyj A Shares	22,724	236
^	Sanoma Oyj	10,828	166
24,813
France (8.4%)
Total SA	535,437	29,456
Gaz de France	371,523	16,538
BNP Paribas SA	202,182	14,598
Sanofi-Aventis	220,163	13,949
France Telecom SA	436,533	11,007
AXA	457,060	8,732
Societe Generale Class A	131,033	7,142
Vivendi SA	258,533	6,758
Carrefour SA	157,504	6,654
Groupe Danone	113,988	6,347

				Market
				Value•
			Shares	($000)
		LVMH Louis Vuitton Moet
		Hennessy	82,887	5,516
		L ’Oreal SA	68,188	5,163
		Air Liquide SA	58,429	5,042
		Vinci SA	109,213	3,930
		Electricite de France	56,968	3,423
		Cie. de St. Gobain SA	85,220	3,288
		Schneider Electric SA	54,068	3,241
		Pernod Ricard SA	49,753	3,240
		Alstom	62,649	3,105
		Credit Agricole SA	198,980	2,879
		Unibail Co.	17,976	2,696
		Veolia Environnement	103,241	2,558
		Bouygues SA	57,401	2,444
	^	Hermes International	17,876	2,307
		Lafarge SA	33,089	2,187
		Essilor International SA	47,908	2,149
		Accor SA	51,924	2,020
*		Suez Environnement SA	80,770	1,544
		Renault SA	47,825	1,466
		Pinault-Printemps-
		Redoute SA	21,113	1,346
*		Alcatel-Lucent	505,077	1,304
		Vallourec SA	11,543	1,291
		Sodexho Alliance SA	26,622	1,278
		STMicroelectronics NV	149,756	1,231
		Compagnie Generale des
		Etablissements Michelin SA	23,539	1,212
		Lagardere S.C.A.	30,190	1,200
		PSA Peugeot Citroen	39,013	1,041
		Christian Dior SA	16,798	1,018
		Cap Gemini SA	31,431	1,013
		CNP Assurances	10,496	846
		Thales SA	18,746	752
		Publicis Groupe SA	31,988	723
		Technip SA	24,122	722
		Casino Guichard-
		Perrachon SA	9,187	642
	^	Eiffage SA	16,482	633
		Safran SA	47,487	603
	^	Dassault Systemes SA	13,256	549
		Air France	35,491	511
		Eramet SLN	2,296	465
	^	Societe Television
		Francaise 1	34,581	443
		Legrand SA	26,127	435
		Societe BIC SA	8,188	433
*		Eutelsat Communications	20,120	432
		Natixis	192,437	426
		Eurazeo	6,982	420
*		Compagnie Generale de
		Geophysique SA	25,971	420
		Klepierre	18,052	416
		Aeroports de Paris (ADP)	6,801	405
		Bureau Veritas SA	10,942	390
		Atos Origin SA	15,424	358

18

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Societe des Autoroutes
	Paris-Rhin-Rhone	5,339	347
	Arkema	14,147	324
	Imerys SA	6,929	315
^	Valeo SA	18,084	315
^	JCDecaux SA	15,509	270
^	PagesJaunes SA	27,483	261
	Gecina SA	3,566	248
^	Wendel Investissement	4,449	213
	Euler Hermes SA	2,929	144
	Ciments Francais SA	1,759	128
			204,902
Germany (6.3%)
^	Volkswagen AG	32,562	20,721
	E.On AG	423,381	15,866
	Siemens AG	204,814	12,044
	Deutsche Telekom AG	733,267	10,758
	Bayer AG	171,705	9,399
	Allianz AG	99,960	7,336
	SAP AG	207,673	7,271
	Daimler AG (Registered)	213,781	7,247
	RWE AG	87,358	7,162
	BASF AG	212,125	7,003
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG (Registered)	46,024	5,975
	Deutsche Bank AG	125,767	4,698
	Deutsche Boerse AG	43,091	3,370
	Linde AG	28,804	2,383
	Deutsche Post AG	201,951	2,214
	Fresenius Medical Care AG	48,349	2,142
	Bayerische Motoren
	Werke AG	67,483	1,711
	Porsche AG	19,459	1,701
	Commerzbank AG	158,008	1,682
	ThyssenKrupp AG	84,712	1,605
	Adidas AG	45,774	1,590
	Man AG	31,805	1,555
	Volkswagen AG Pfd.	23,716	1,462
	K+S AG	36,364	1,409
	Merck KGaA	14,477	1,279
	Fresenius AG Pfd.	18,421	1,169
	Henkel AG & Co. KGaA	40,194	1,149
	Beiersdorf AG	21,888	1,142
	Metro AG	35,737	1,140
	Continental AG
	Acceptance Line	14,134	1,007
	Henkel KGaA	30,038	735
	TUI AG	59,655	721
	Deutsche Lufthansa AG	49,429	685
	Salzgitter AG	10,266	661
*	Infineon Technologies AG	163,331	506
	Celesio AG	16,365	481
^	Solarworld AG	18,693	460
	Fresenius AS	6,920	405
	Hochtief AG	12,851	394

				Market
				Value•
			Shares	($000)
	^	HeidelbergCement AG	5,210	387
		Wacker Chemie AG	3,400	367
		Hannover
		Rueckversicherung AG	14,615	362
*		Q-Cells AG	7,583	300
		Deutsche Postbank AG	14,469	291
		Lanxess	19,108	289
	^	Hypo Real Estate Holding AG	42,208	275
		Fraport AG	8,578	275
	^	Aachener & Muenchener
		Beteiligungs AG (Bearer)	1,925	199
		Puma AG	1,077	179
		Hamburger Hafen und
		Logistik AG	5,009	170
		Altana AG	10,822	119
	^	Continental AG	2,576	109
		Suedzucker AG	9,537	107
*	^	Arcandor AG	21,576	50
				153,717
Greece (0.4%)
		National Bank of
		Greece SA ADR	671,404	2,934
		Hellenic Telecommunications
		Organization SA ADR	210,982	1,532
		Alpha Credit Bank SA	77,505	1,132
		Greek Organization of
		Football Prognostics	50,677	1,107
		Bank of Piraeus	68,961	875
		EFG Eurobank Ergasias	73,844	803
		GEA Group AG	37,725	542
		Marfin Financial Group SA	100,424	442
		Coca-Cola Hellenic
		Bottling Co. SA	23,938	334
		Public Power Corp.	20,840	258
		Titan Cement Co. SA	10,018	171
		Hellenic Petroleum SA	16,930	140
*		Commercial Bank
		of Greece SA	9,380	91
		National Bank of Greece SA	187	4
				10,365
Hong Kong (2.3%)
	^	Industrial and
		Commercial Bank of
		China Ltd. Class H	9,126,000	4,294
		Cheung Kong Holdings Ltd.	398,000	3,821
		Hutchison Whampoa Ltd.	707,000	3,821
		Sun Hung Kai
		Properties Ltd.	422,409	3,701
		CLP Holdings Ltd.	403,500	2,721
		Hong Kong Exchanges &
		Clearing Ltd.	255,800	2,594
		Hang Seng Bank Ltd.	172,600	2,154
		Hong Kong & China
		Gas Co., Ltd.	1,122,850	1,978
		Hong Kong Electric
		Holdings Ltd.	365,500	1,970

19

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Tencent Holdings Ltd.	246,000	1,791
	Swire Pacific Ltd. A Shares	252,500	1,778
	Hang Lung Properties Ltd.	591,000	1,444
	Hongkong Land
	Holdings Ltd.	502,000	1,365
	Li & Fung Ltd.	676,000	1,357
	Hang Lung
	Development Co., Ltd.	395,000	1,271
^	China Overseas Land &
	Investment Ltd.	1,044,000	1,179
	Esprit Holdings Ltd.	202,300	1,149
	Henderson Land
	Development Co. Ltd.	299,466	1,083
	Jardine Matheson
	Holdings Ltd.	43,200	1,022
	Boc Hong Kong
	Holdings Ltd.	879,237	1,007
	Wharf Holdings Ltd.	484,250	966
	Shangri-La Asia Ltd.	608,444	861
	Link REIT	438,843	785
^	Tingyi Holding Corp.	696,000	737
	Bank of East Asia Ltd.	348,000	702
	MTR Corp.	292,500	648
^	Hengan International
	Group Co. Ltd.	188,622	526
	Hopewell Holdings Ltd.	158,000	491
	Wing Hang Bank Ltd.	87,000	408
* ^	China Railway Group, Ltd.	694,000	405
	New World
	Development Co., Ltd.	484,000	403
	Cathay Pacific Airways Ltd.	293,015	358
	Sino Land Co.	396,000	348
	Kingboard Chemical
	Holdings Ltd.	174,000	347
	China Insurance International
	Holdings Co., Ltd.	124,000	289
	PCCW Ltd.	765,000	286
*	Hutchison
	Telecommunications
	International Ltd.	234,000	253
	Cheung Kong Infrastructure
	Holdings Ltd.	68,000	249
^	Sinofert Holdings, Ltd.	430,000	240
	Wheelock and Co. Ltd.	156,000	234
	Techtronic
	Industries Co., Ltd.	609,000	231
*	CITIC International Financial
	Holdings Ltd.	348,000	220
	Kerry Properties Ltd.	85,500	215
^	China National Building
	Material Co., Ltd.	362,000	211
	Hysan
	Development Co., Ltd.	128,000	201
	Belle International
	Holdings Ltd.	413,000	198

				Market
				Value•
			Shares	($000)
*		Foxconn International
		Holdings Ltd.	522,000	192
		Yue Yuen Industrial
		(Holdings) Ltd.	86,500	173
	^	China Citic Bank	540,700	167
		First Pacific Co. Ltd.	396,000	160
		Television Broadcasts Ltd.	55,000	153
		Hong Kong and Shanghai
		Hotels Ltd.	148,000	140
		Hong Kong Aircraft &
		Engineering Co., Ltd.	16,000	126
		Guoco Group	20,000	117
		CNPC Hong Kong Ltd.	380,000	117
		Chinese Estates Holdings	149,000	114
		ASM Pacific Technology Ltd.	33,800	113
		Sino-Ocean Land
		Holdings Ltd.	404,500	109
		Hopewell Highway
		Infrastructure Ltd.	147,500	97
		Industrial and Commercial
		Bank of China (Asia) Ltd.	90,777	96
		Huabao International
		Holdings Ltd.	145,000	94
	^	Country Garden
		Holdings Co.	524,960	93
	^	Shimao Property
		Holdings Ltd.	170,594	92
		NWS Holdings Ltd.	73,000	76
		Agile Property Holdings, Inc.	212,000	70
		Cafe De Coral Holdings Ltd.	38,000	60
		China High Speed
		Transmission Equipment
		Group Co., Ltd.	75,000	60
		Johnson Electric
		Holdings Ltd.	278,500	58
		Orient Overseas
		International Ltd.	31,000	55
		Lifestyle International
		Holdings, Ltd.	81,500	54
		Giordano International Ltd.	274,000	49
		Fosun International	236,000	49
		Anta Sports Products Ltd.	113,000	41
		Shui On Land Ltd.	151,500	34
		Texwinca Holdings Ltd.	66,000	31
		Great Eagle Holdings Ltd.	26,000	30
*		CITIC Resources
		Holdings Ltd.	370,300	28
*		New World China Land Ltd.	161,200	28
		Dah Sing Financial Group	10,400	25
		C C Land Holdings Ltd.	135,000	25
		Kowloon
		Development Co., Ltd.	70,000	24
		Shenzhen International
		Holdings Ltd.	647,500	22
		Shun Tak Holdings Ltd.	99,000	20

20

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Greentown China
	Holdings Ltd.	54,500	17
	Hopson Development
	Holdings Ltd.	44,000	15
	Lee & Man Paper
	Manufacturing Ltd.	29,200	10
* ^	Galaxy Entertainment
	Group Ltd.	129,000	10
	Melco International
	Development Corp.	51,000	9
	Mandarin Oriental
	International Ltd.	4,000	5
	Lianhua Supermarket
	Holdings Ltd. Class H	4,000	5
	Chong Hing Bank Ltd.	3,000	4
	Henderson Investment Ltd.	74,000	3
	Hutchinson Harbour Ring Ltd.	38,000	2
	Next Media Ltd.	14,000	2
	Dah Sing Banking Group Ltd.	2,800	2
	Public Financial Holdings Ltd.	4,000	1
	Fubon Bank (Hong Kong) Ltd.	6,000	1
	Beijing North Star Co. Ltd.	10,000	1
			55,391
Hungary (0.1%)
* ^	OTP Bank Nyrt.	61,130	1,012
	MOL Hungarian Oil
	and Gas Nyrt.	16,480	892
	Richter Gedeon Nyrt.	5,220	721
	Magyar Tavkozlesi Nyrt.	101,432	321
			2,946
India (1.6%)
	Infosys
	Technologies Ltd. ADR	142,763	4,186
	Reliance Industries Ltd. GDR	61,619	3,513
*	Bharti Airtel Ltd.	147,405	1,990
	ITC Ltd.	525,383	1,673
	State Bank of India GDR	33,821	1,568
	Satyam Computer
	Services Ltd. ADR	96,342	1,515
	Wipro Ltd. ADR	194,647	1,507
	ICICI Bank Ltd. ADR	85,973	1,469
	Housing Development
	Finance Corp. Ltd.	38,194	1,386
	Larsen & Toubro Ltd.	81,168	1,353
	HDFC Bank Ltd. ADR	15,299	1,004
	Reliance Industries Ltd.	34,262	971
	Tata Communications Ltd.	37,904	909
	Mahanagar Telephone
	Nigam Ltd. ADR	257,876	766
	Oil and Natural
	Gas Corp. Ltd.	51,738	711
	Bharat Heavy Electricals Ltd.	25,655	682
	Reliance
	Communication Ventures	145,245	662
	Hindustan Lever Ltd.	144,723	657
	Axis Bank Ltd.	43,603	505

			Market
			Value•
		Shares	($000)
	Dr. Reddy’s
	Laboratories Ltd. ADR	55,113	466
*	Essar Oil Ltd.	262,703	466
	NTPC Ltd.	157,608	457
	Tata Iron and Steel Co. Ltd.	92,135	402
	Gail India Ltd.	87,614	389
*	Reliance Petroleum Ltd.	210,492	374
	Cipla Ltd.	88,849	323
	Hindalco Industries Ltd.	228,467	286
	Reliance Capital Ltd.	20,915	284
	Sterlite Industries (India) Ltd.	46,251	275
	Grasim Industries Ltd.	12,634	268
	Tata Consultancy
	Services Ltd.	21,335	238
	Tata Power Co. Ltd.	15,342	218
	Sun Pharmaceutical
	Industries Ltd.	9,370	217
*	Idea Cellular Ltd.	239,711	211
	Jaiprakash Associates Ltd.	137,822	208
	Bajaj Auto Ltd.	18,382	207
	GlaxoSmithKline
	Pharmaceuticals (India) Ltd.	8,666	194
	Kotak Mahindra Bank	25,927	182
*	Reliance Natural
	Resources, Ltd.	201,831	182
	Steel Authority of India Ltd.	101,714	178
	Hero Honda Motors Ltd.	11,513	176
*	Cairn India Ltd.	63,025	170
	Asea Brown Boveri India Ltd.	15,054	170
	Infrastructure Development
	Finance Co., Ltd.	139,442	168
	DLF Ltd.	36,520	165
	Punjab National Bank Ltd.	18,651	162
	Jindal Steel & Power Ltd.	9,754	160
	Reliance Energy Ltd.	16,453	156
	Siemens India Ltd.	27,901	152
	Lupin Ltd.	10,720	146
	Aditya Birla Nuvo Ltd.	12,225	138
	Nestle India Ltd.	4,502	135
	Maruti Udyog Ltd.	11,472	134
	Glenmark
	Pharmaceuticals Ltd.	21,865	129
	JSW Steel Ltd.	19,837	126
	Power Grid Corp of India Ltd	81,120	117
	Bank of India	22,739	113
	Indian Oil Corporation Ltd.	15,624	108
*	United Spirits Ltd.	5,854	108
	Zee Entertainment
	Enterprises	32,802	104
	HCL Technologies Ltd.	29,116	104
	Hindustan
	Petroleum Corp., Ltd.	26,201	102
	Bharat Petroleum Corp. Ltd.	16,912	99
	Colgate-Palmolive (India) Ltd.	12,688	99
	Mahindra & Mahindra Ltd.	12,452	96
	Divi’s Laboratories Ltd.	4,005	93

21

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Adani Exports, Ltd.	11,892	92
	Aban Offshore Ltd.	5,405	90
	Unitech, Ltd.	85,675	87
	Asian Paints (India) Ltd.	4,405	86
	Ambuja Cements Ltd.	68,125	86
	Mundra Port and Special
	Economic Zone Ltd.	11,592	86
	Great Eastern Shipping Co.	17,664	80
	Tata Chemicals Ltd.	24,499	80
	Sesa Goa Ltd.	47,480	79
*	Reliance Power Ltd.	37,067	78
	Union Bank of India Ltd.	27,504	71
	Crompton Greaves, Ltd.	22,106	70
	Suzlon Energy Ltd.	74,326	67
	Punj Lloyd Ltd.	17,917	65
	Bajaj Holdings and
	Investment Ltd.	8,936	62
	Bharat Forge Ltd.	28,530	60
	Nicholas Piramal India Ltd.	12,995	59
	Tata Motors Ltd.	15,995	58
	Indiabulls Financial
	Services Ltd.	24,987	57
	Bajaj Finserv Ltd.	16,537	40
	Associated Cement Cos. Ltd.	3,467	35
	Dabur India Ltd.	20,253	34
	Canara Bank Ltd.	9,705	33
	Ranbaxy Laboratories Ltd.	9,478	33
	Housing Development &
	Infrastructure Ltd.	10,260	31
*	Hindustan Zinc Ltd.	4,543	30
	Financial Technologies
	(India) Ltd.	2,704	29
*	Tata Teleservices
	Maharashtra Ltd.	101,007	28
	Ultratech Cemco Ltd.	3,849	28
*	Mangalore Refinery and
	Petrochemicals Ltd.	34,553	27
	Godrej Industries Ltd.	17,213	25
*	Sun TV Network Ltd.	7,768	24
*	Neyveli Lignite Corp., Ltd.	21,045	24
	Bharat Electronics Ltd.	1,858	23
	Oriental Bank of Commerce	8,752	22
	Industrial Development Bank
	of India Ltd.	16,782	20
	National Aluminium Co., Ltd.	6,100	20
	Ashok Leyland Ltd.	41,763	16
	Moser Baer India Ltd.	9,766	16
*	GMR Infrastructure Ltd.	15,377	16
	Great Offshore Ltd.	2,253	16
*	Oracle Financial
	Services Software	935	12
*	Sun Pharma Advanced
	Research Company, Ltd.	10,800	12
	Mphasis Ltd.	2,267	8
	Bank of Baroda	1,056	5
*	Piramal Life Sciences Ltd.	1,618	2

				Market
				Value•
			Shares	($000)
		Castrol (India) Ltd.	358	2
		Shipping Corp. of India Ltd.	1,228	2
		Cadila Healthcare Ltd.	364	2
		Corporation Bank	416	2
		Tech Mahindra Ltd.	221	2
		Wockhardt Ltd.	500	1
*		Jet Airways (India) Ltd.	250	1
				38,516
Indonesia (0.2%)
		PT Telekomunikasi
		Indonesia Tbk	2,182,500	1,092
		PT Astra International Tbk	1,055,000	878
		PT Bumi Resources Tbk	4,048,000	808
		PT Bank Central Asia Tbk	2,973,000	721
		PT Bank Rakyat
		Indonesia Tbk	1,252,000	383
		PT Unilever Indonesia Tbk	434,000	296
		PT Indonesian
		Satellite Corp. Tbk	575,500	276
		PT Perusahaan Gas
		Negara Tbk	1,828,500	230
		PT United Tractors Tbk	418,500	122
		PT Tambang Batubara
		Bukit Asam Tbk	175,500	88
		PT Bank Mandiri Tbk	610,000	88
*		PT Bank Indonesia Tbk	1,621,500	77
		PT Semen Gresik Tbk	274,500	74
		PT Indofood Sukses
		Makmur Tbk	678,500	67
		PT Indocement Tunggal
		Prakarsa Tbk (Local)	197,500	65
		PT Aneka Tambang Tbk	460,000	43
		PT Astra Agro Lestari Tbk	75,500	42
		PT International Nickel
		Indonesia Tbk	252,500	40
		PT Bank Danamon Tbk	78,000	18
		PT Gudang Garam Tbk	45,500	18
		PT Ramayana Lestari
		Sentosa Tbk	221,500	10
				5,436
Ireland (0.3%)
		CRH PLC	119,892	2,634
		Allied Irish Banks PLC	194,663	1,037
*		Elan Corp. PLC	103,010	777
		Kerry Group PLC A Shares	32,294	720
		Bank of Ireland	225,673	666
	^	Anglo Irish Bank Corp. PLC	167,527	538
*		Ryanair Holdings PLC ADR	20,625	459
		Irish Life & Permanent PLC	66,667	228
*		Ryanair Holdings PLC	58,749	205
				7,264
Israel (0.6%)
		Teva Pharmaceutical
		Industries Ltd.	180,652	7,704
		Israel Chemicals Ltd.	140,976	1,422

22

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	448,970	670
*	NICE Systems Ltd.	24,708	547
	Bank Hapoalim Ltd.	204,436	463
	Bank Leumi Le-Israel	134,780	354
	Perrigo Co.	10,635	351
	Cellcom Israel Ltd.	12,155	342
	Makhteshim-Agan
	Industries Ltd.	89,610	339
	Partner
	Communications Co. Ltd.	15,100	277
	The Israel Corp. Ltd.	433	204
	Elbit Systems Ltd.	3,400	163
*	Paz Oil Company Ltd.	1,278	127
	Osem Investment Ltd.	8,700	99
	Super Sol Ltd.	20,400	87
	United Mizrahi Bank Ltd.	15,400	81
	Strauss Group Ltd.	7,400	76
	Oil Refineries Ltd.	136,313	69
	Discount
	Investment Corp. Ltd.	5,500	64
	Ormat Industries Ltd.	7,805	56
	Koor Industries Ltd.	1,500	51
	Israel Discount Bank Ltd.	42,700	42
	IDB Development Corp. Ltd.	3,200	38
	Elbit Medical Imaging Ltd.	2,156	31
	IDB Holding Corp., Ltd.	1,840	29
*	Hot Telecommunication
	System Ltd.	4,100	24
*	Jerusalem
	Economic Corp., Ltd.	2,836	12
	Africa-Israel Investments Ltd.	400	6
	Harel Insurance
	Investments Ltd.	100	3
	Clal Insurance Enterprise
	Holdings Ltd.	200	2
	Blue Square-Israel Ltd.	100	1
	Gazit-Globe (1982) Ltd.	117	1
	Delek Automotive
	Systems Ltd.	100	1
	Clal Industries and
	Investments Ltd.	200	1
	Delek Group, Ltd.	8	1
*	Alvarion Ltd.	151	1
	Migdal Insurance
	Holdings Ltd.	700	—
*	First International Bank of
	Israel Ltd. -ILS .01 Par	411	—
*	First International Bank of
	Israel Ltd. -ILS .05 Par	82	—
*	Given Imaging Ltd.	34	—
	Property & Building Corp.	7	—
			13,739

		Market
		Value•
	Shares	($000)
Italy (2.8%)
Eni SpA	611,205	14,588
Assicurazioni Generali SpA	312,378	7,889
Intesa Sanpaolo SpA	1,975,220	7,229
Enel SpA	1,034,140	6,919
UniCredit SpA	2,195,679	5,375
Telecom Italia SpA	2,953,921	3,393
Unione Di Banche
Italiane ScpA	142,026	2,396
Banco Popolare SpA	139,194	1,736
Fiat SpA	181,367	1,439
Saipem SpA	74,063	1,392
Finmeccanica SpA	96,278	1,194
Atlantia SpA	63,908	1,170
Banca Monte dei Paschi di
Siena SpA	593,406	1,152
Telecom Italia SpA RNC	1,332,286	1,121
Snam Rete Gas SpA	217,741	1,102
Terna SpA	337,951	1,090
Mediobanca Banca di
Credito Finanziaria SpA	91,624	1,046
Mediaset SpA	189,551	1,030
Alleanza Assicurazioni SpA	97,567	650
Parmalat SpA	362,616	637
A2A SpA	349,213	637
Luxottica Group SpA	29,090	588
Banca Popolare di
Milano SpA	97,670	572
Banca Carige SpA	185,385	396
Lottomatica SpA	16,831	393
Fondiari-Sai SpA	20,474	385
IFIL Investments SpA	119,928	372
Pirelli & C. Accomandita
per Azioni SpA	982,404	346
Italcementi SpA	28,463	332
Autogrill SpA	41,026	328
Saras SpA Raffinerie Sarde	91,293	321
Unipol Gruppo
Finanziario SpA	120,954	215
Bulgari SpA	26,256	196
Unipol Gruppo
Finanziario SpA Pfd.	170,917	188
Italcementi SpA Risp.	24,345	169
Mediolanum SpA	40,261	158
Benetton Group SpA	15,917	112
Edison SpA	70,164	101
Buzzi Unicem SpA	7,041	86
Fondiaria-Sai SpA RNC	3,492	44
* Finmeccanica SpA
Rights Exp. 11/07/08	69,336	28
		68,515
Japan (16.8%)
Toyota Motor Corp.	576,700	22,521
Mitsubishi UF J
Financial Group	2,399,060	15,076
Canon, Inc.	295,000	10,323

23

FTSE All-World ex-US Index Fund

		Market
		Value•
	Shares	($000)
Matsushita Electric
Industrial Co., Ltd.	568,000	9,147
Honda Motor Co., Ltd.	302,800	7,529
Nintendo Co.	23,400	7,519
Sumitomo Mitsui Financial
Group, Inc.	1,727	6,923
Takeda
Pharmaceutical Co. Ltd.	138,000	6,857
Tokyo Electric Power Co.	225,800	6,395
NTT DoCoMo, Inc.	3,950	6,264
Sony Corp.	218,800	5,186
East Japan Railway Co.	724	5,152
Nippon Telegraph and
Telephone Corp.	1,177	4,803
Mizuho Financial Group, Inc.	1,923	4,696
Mitsubishi Corp.	280,000	4,693
KDDI Corp.	756	4,530
Seven and I
Holdings Co., Ltd.	160,300	4,501
Millea Holdings, Inc.	138,200	4,263
Japan Tobacco, Inc.	1,154	4,094
Kao Corp.	140,000	4,094
Nomura Holdings Inc.	431,300	4,086
Kansai Electric
Power Co., Inc.	159,600	4,002
Mitsubishi Estate Co., Ltd.	224,000	4,001
Shin-Etsu Chemical Co., Ltd.	72,000	3,827
Nippon Steel Corp.	1,108,000	3,729
Mitsui Fudosan Co., Ltd.	201,000	3,506
Astellas Pharma Inc.	87,000	3,504
Chubu Electric Power Co.	129,400	3,388
Mitsui & Co., Ltd.	331,000	3,207
Central Japan Railway Co.	387	3,179
Mitsui Sumitomo Insurance
Group Holdings, Inc.	105,800	2,940
Hitachi Ltd.	578,000	2,714
Fanuc Co., Ltd.	40,300	2,685
JFE Holdings, Inc.	103,700	2,646
Daiichi Sankyo Co., Ltd.	122,200	2,506
Nissan Motor Co., Ltd.	501,100	2,489
Kyocera Corp.	41,900	2,461
Komatsu Ltd.	223,700	2,459
Mitsubishi Heavy
Industries Ltd.	754,000	2,418
Bridgestone Corp.	136,700	2,390
Mitsubishi Electric Corp.	364,000	2,257
Orix Corp.	20,100	2,065
Sumitomo Realty &
Development Co.	126,000	2,053
Sumitomo Metal
Industries Ltd.	793,000	2,040
Toshiba Corp.	546,000	1,973
Tokyo Gas Co., Ltd.	455,000	1,956
Fuji Photo Film Co., Ltd.	83,900	1,931
Daiwa Securities Group Inc.	341,000	1,928
Secom Co., Ltd.	50,200	1,915

			Market
			Value•
		Shares	($000)
	Denso Corp.	98,200	1,914
	West Japan Railway Co.	416	1,831
	Tohoku Electric Power Co.	80,600	1,810
	Kyushu Electric
	Power Co., Inc.	78,900	1,809
	Kirin Brewery Co., Ltd.	163,000	1,803
	Murata
	Manufacturing Co., Ltd.	52,200	1,799
	Terumo Corp.	42,800	1,784
	Sumitomo Corp.	201,700	1,775
	Itochu Corp.	335,000	1,770
	Bank of Yokohama Ltd.	362,000	1,756
	Asahi Breweries Ltd.	104,400	1,723
	Eisai Co., Ltd.	52,200	1,694
	Chugoku Electric
	Power Co., Ltd.	69,600	1,685
	T & D Holdings, Inc.	43,500	1,662
	Rohm Co., Ltd.	33,500	1,614
	Sumitomo Trust &
	Banking Co., Ltd.	337,000	1,561
	Toray Industries, Inc.	332,000	1,542
	Hankyu Corp.	320,000	1,510
^	Kintetsu Corp.	389,000	1,489
	Keyence Corp.	7,600	1,456
	Daito Trust
	Construction Co., Ltd.	32,900	1,388
	Nippon Yusen Kabushiki
	Kaisha Co.	286,000	1,383
	Shiseido Co., Ltd.	67,000	1,379
	Yamada Denki Co., Ltd.	25,290	1,377
^	Hokuriku Electric Power Co.	52,200	1,376
	Fujitsu Ltd.	348,000	1,368
	Osaka Gas Co., Ltd.	379,000	1,341
	Hoya Corp.	72,400	1,322
* ^	Mitsubishi Motors Corp.	953,000	1,317
	Marubeni Corp.	338,000	1,313
	Ricoh Co.	122,000	1,313
	Yahoo Japan Corp.	3,966	1,312
^	Yakult Honsha Co., Ltd.	52,200	1,301
	Suzuki Motor Corp.	88,500	1,299
	Tokyu Corp.	329,000	1,292
	Aeon Co., Ltd.	133,100	1,276
	Dai-Nippon Printing Co., Ltd.	106,000	1,252
	Asahi Kasei Corp.	332,000	1,249
	Fast Retailing Co., Ltd.	11,600	1,237
	NTT Data Corp.	370	1,223
	Sharp Corp.	169,000	1,206
	Tobu Railway Co., Ltd.	237,000	1,204
	Daikin Industries Ltd.	52,200	1,174
	Softbank Corp.	119,100	1,173
	Shikoku Electric Power	39,900	1,171
	Hokkaido Electric
	Power Co., Ltd.	52,200	1,171
	Tokyo Electron Ltd.	34,800	1,160
	Benesse Corp.	27,000	1,134

24

FTSE All-World ex-US Index Fund

				Market
				Value•
			Shares	($000)
		Electric Power
		Development Co., Ltd.	38,000	1,131
		Asahi Glass Co., Ltd.	179,000	1,125
		Sekisui House Ltd.	112,000	1,123
		Mitsubishi Chemical
		Holdings Corp.	275,000	1,112
		The Hiroshima Bank, Ltd.	288,000	1,070
		Sumitomo Electric
		Industries Ltd.	132,000	1,069
	^	Resona Holdings Inc.	1,017	1,066
		Sompo Japan Insurance Inc.	150,000	1,051
		Kuraray Co., Ltd.	136,500	1,045
		NEC Corp.	348,000	1,032
		Sumitomo Chemical Co.	337,000	1,031
		Nippon Express Co., Ltd.	253,000	1,021
		SMC Corp.	10,800	1,020
		Ajinomoto Co., Inc.	116,000	1,002
		Hokuhoku Financial
		Group, Inc.	503,000	995
		Nissin Food
		Products Co., Ltd.	34,800	995
		Nippon Oil Corp.	242,000	993
		Joyo Bank Ltd.	206,000	969
		Mitsui OSK Lines Ltd.	183,000	956
		Taisho Pharmaceutical Co.	53,000	955
		Mizuho Trust &
		Banking Co., Ltd.	802,000	942
		Shizuoka Bank Ltd.	106,000	936
		TDK Corp.	27,600	933
		Toho Co., Ltd.	48,700	928
		Shionogi & Co., Ltd.	53,000	902
		JS Group Corp.	69,500	900
		Chugai
		Pharmaceutical Co., Ltd.	62,600	890
		Kawasaki Heavy
		Industries Ltd.	490,000	888
		Odakyu Electric Railway Co.	121,000	887
		THK Co., Inc.	64,500	883
		Ono
		Pharmaceutical Co., Ltd.	19,800	883
		Daiwa House
		Industry Co., Ltd.	99,000	880
		Sumitomo Metal Mining Co.	117,000	877
		Nikon Corp.	61,000	860
		Kobe Steel Ltd.	522,000	847
		Inpex Holdings, Inc.	144	836
		Yamato Holdings Co., Ltd.	75,000	829
		Nippon Paper Group, Inc.	309	826
		Lawson Inc.	16,500	806
*		Sanyo Electric Co., Ltd.	522,000	792
		Toyoda Automatic Loom
		Works Ltd.	34,800	786
		Nitto Denko Corp.	34,800	771
		Nippon Mining Holdings Inc.	246,500	755
		Mediceo Paltac
		Holdings Co., Ltd.	69,600	754

				Market
				Value•
			Shares	($000)
		Taisei Corp.	326,000	751
		Konami Corp.	41,300	747
		Omron Corp.	52,200	745
		Nipponkoa
		Insurance Co., Ltd.	124,000	743
		Mitsubishi Materials Corp.	329,000	743
		Mazda Motor Corp.	324,000	719
		Namco Bandai Holdings Inc.	69,600	716
		Olympus Corp.	37,000	713
		Kubota Corp.	142,000	713
		Toppan Printing Co., Ltd.	96,000	706
		Mitsui Trust Holding Inc.	175,000	690
		The Nishi-Nippon
		City Bank, Ltd.	313,000	682
		Sankyo Co., Ltd.	15,300	681
		Shinsei Bank, Ltd.	438,000	672
		JTEKT Corp.	86,900	667
		OJI Paper Co., Ltd.	174,000	664
		Stanley Electric Co.	52,200	656
		Toyo Seikan Kaisha Ltd.	52,200	644
	^	Dentsu Inc.	386	633
	^	Keihin Electric Express
		Railway Co., Ltd.	82,000	633
		Makita Corp.	34,800	631
		FamilyMart Co., Ltd.	15,900	630
		Ibiden Co., Ltd.	33,400	625
		Aisin Seiki Co., Ltd.	34,800	616
		Fuji Heavy Industries Ltd.	174,000	612
		Isuzu Motors Ltd.	348,000	611
	^	Oriental Land Co., Ltd.	8,400	596
		Chiba Bank Ltd.	120,000	593
		JSR Corp.	52,200	589
		Bank of Kyoto Ltd.	55,000	579
		Ohbayashi Corp.	118,000	577
		Keihan Electric
		Railway Co., Ltd.	125,000	576
		Credit Saison Co., Ltd.	52,100	553
*		Isetan Mitsukoshi
		Holdings Ltd.	58,040	547
		Uni-Charm Corp.	7,600	545
		Shimizu Corp.	110,000	540
		The Chugoku Bank, Ltd.	39,000	537
		Fukuoka Financial
		Group, Inc.	162,000	536
		Nidec Corp.	9,800	527
		Seiko Epson Corp.	34,800	523
		Citizen Watch Co., Ltd.	91,800	508
		Sony Financial Holdings, Inc.	156	507
		IHI Corp.	417,000	506
		Yamaha Corp.	52,200	506
		Kajima Corp.	174,000	503
		Toyota Tsusho Corp.	52,100	503
		Advantest Corp.	34,800	500
		Showa Denko K.K.	328,000	498
		Konica Minolta Holdings, Inc.	75,000	493

25

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Yamaguchi Financial
	Group, Inc.	51,000	488
	Nomura Research
	Institute, Ltd.	28,500	471
	NTT Urban
	Development Corp.	457	469
	Promise Co., Ltd.	26,100	468
	SBI Holdings, Inc.	3,822	459
	NGK Insulators Ltd.	44,000	457
	Nagoya Railroad Co., Ltd.	145,000	451
	Marui Co., Ltd.	73,300	448
	The Iyo Bank, Ltd.	41,000	442
	Hirose Electric Co., Ltd.	5,100	442
	Nisshin Steel Co.	325,000	435
	Keio Electric Railway Co., Ltd.	84,000	435
	Hisamitsu
	Pharmaceutical Co. Inc.	10,400	433
	TonenGeneral Sekiyu K.K.	51,000	431
	Trend Micro Inc.	17,500	428
^	All Nippon Airways Co., Ltd.	111,000	424
	Aioi Insurance Co., Ltd.	99,000	407
	Sekisui Chemical Co.	69,000	403
	Toho Gas Co., Ltd.	69,000	398
	JGC Corp.	36,000	386
	Yamaha Motor Co., Ltd.	34,800	385
	Nippon Meat Packers, Inc.	28,000	384
	Taiheiyo Cement Corp.	324,000	377
	Nippon Sheet Glass Co., Ltd.	114,000	373
	Kurita Water Industries Ltd.	16,300	372
	AEON Mall Co., Ltd.	14,800	365
	Nisshin Seifun Group Inc.	33,500	363
	Sojitz Holdings Corp.	217,100	363
* ^	Japan Airlines System Co.	159,000	362
	Toyo Suisan Kaisha, Ltd.	14,000	361
	Shimano, Inc.	12,600	360
	Sumco Corp.	33,100	358
	Leopalace21 Corp.	47,400	353
	Mitsui Chemicals, Inc.	97,000	339
	Tanabe Seiyaku Co., Ltd.	32,000	337
	Teijin Ltd.	129,000	335
^	Nissha Printing Co., Ltd.	6,000	334
	Casio Computer Co.	51,900	333
	Japan Steel Works Ltd.	47,000	333
	Toto Ltd.	47,000	328
	Kawasaki Kisen Kaisha Ltd.	81,000	321
	Nippon Sanso Corp.	51,000	321
	J. Front Retailing Co., Ltd.	69,400	309
	Yokogawa Electric Corp.	66,800	309
	Kyowa Hakko Kogyo Co.	37,000	308
	Brother Industries Ltd.	44,500	304
	Gunma Bank Ltd.	59,000	301
	The Suruga Bank, Ltd.	32,000	301
	CSK Corp.	36,000	301
	Nitori Co., Ltd.	4,750	298
	Matsushita Electric
	Works, Ltd.	34,000	297

			Market
			Value•
		Shares	($000)
	Q.P. Corp.	25,700	296
	The Hachijuni Bank Ltd.	60,000	294
	Maruichi Steel Tube Ltd.	12,800	291
	Sega Sammy Holdings Inc.	37,800	286
	Takashimaya Co.	37,000	285
	Sapporo Holdings Ltd.	51,000	281
	Dai Nippon
	Pharmaceutical Co., Ltd.	35,000	277
	Kamigumi Co., Ltd.	34,000	270
	Shimadzu Corp.	39,000	267
^	Lion Corp.	40,000	262
	Nippon Electric
	Glass Co., Ltd.	43,500	262
	Santen
	Pharmaceutical Co., Ltd.	10,200	261
	Furukawa Electric Co.	86,000	260
	Rinnai Corp.	7,100	260
	Mabuchi Motor Co.	6,400	253
	NSK Ltd.	62,000	253
	Kinden Corp.	30,000	250
	Haseko Corp.	276,000	250
	Sumitomo Heavy
	Industries Ltd.	84,000	249
	Tsumura & Co.	9,600	246
	Shinko Securities Co., Ltd.	99,000	245
	USS Co., Ltd.	4,000	245
	Amada Co., Ltd.	53,000	243
	Nissan Chemical
	Industries, Ltd.	30,000	243
	Ube Industries Ltd.	114,000	240
	Sagami Railway	58,000	233
	The Nanto Bank, Ltd.	49,000	230
	Daihatsu Motor Co., Ltd.	31,000	230
	Air Water Inc.	24,000	226
	Canon Sales Co. Inc.	13,400	224
	Kikkoman Corp.	22,000	222
	Shimamura Co., Ltd.	3,200	222
	Yokohama Rubber Co.	45,000	221
	Ryohin Keikaku Co., Ltd.	4,600	220
	The Shiga Bank, Ltd.	35,000	217
	Keisei Electric
	Railway Co., Ltd.	44,000	216
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	8,930	214
	Ushio Inc.	15,300	207
	Wacoal Corp.	19,000	206
	Shimachu Co.	9,000	205
	The Hyakujushi Bank Ltd.	41,000	205
	Meiji Seika Kaisha Ltd.	50,000	204
	NOK Corp.	21,300	203
	77 Bank Ltd.	43,000	203
	Tokyu Land Corp.	71,000	201
	Kansai Paint Co., Ltd.	36,000	201
	Mitsubishi Logistics Corp.	22,000	200
	Ogaki Kyoritsu Bank, Ltd.	40,000	199
	Capcom Co., Ltd.	8,900	198

26

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Cosmo Oil Co., Ltd.	93,000	198
	NTN Corp.	53,000	198
	The Hyakugo Bank Ltd.	35,000	197
	Coca-Cola West
	Japan Co., Ltd.	9,800	197
	Meiji Dairies Corp.	43,000	196
	Mitsumi Electric Co., Ltd.	14,900	196
	Hitachi Metals Ltd.	26,000	195
	Idemitsu Kosan Co. Ltd.	3,300	192
^	Nomura Real Estate
	Holdings Inc.	9,800	192
	Yamato Kogyo Co., Ltd.	8,100	191
	NGK Spark Plug Co.	20,000	189
	Square Enix Co., Ltd.	7,400	186
	Hitachi Construction
	Machinery Co.	16,000	186
	Sapporo Hokuyo Holdings, Inc.	43	185
	Rengo Co., Ltd.	35,000	178
	Daido Steel Co., Ltd.	56,000	177
	The Juroku Bank, Ltd.	48,000	177
* ^	Elpida Memory Inc.	32,700	174
	Yamazaki Baking Co., Ltd.	13,000	173
	Hamamatsu Photonics Co.	7,700	171
	Mitsubishi Gas Chemical Co.	45,000	166
	Alfresa Holdings Corp.	3,800	165
	Chiyoda Corp.	28,000	161
	Hakuhodo DY Holdings Inc.	3,510	160
	Minebea Co., Ltd.	59,000	159
	House Foods Industry Corp.	9,400	153
*	Tokai Carbon Co., Ltd.	29,000	152
	Susuken Co., Ltd.	7,000	150
	Sumitomo Rubber
	Industries Ltd.	16,900	149
	Daicel Chemical
	Industries Ltd.	41,000	148
* ^	DeNA Co., Ltd.	65	145
	The Daishi Bank, Ltd.	37,000	144
	ABC-Mart Inc.	4,500	138
	Matsumotokiyoshi
	Holdings Co., Ltd.	7,000	137
^	Nippon Paint Co., Ltd.	35,000	135
	Circle K Sunkus Co., Ltd.	7,800	133
	Uny Co., Ltd.	17,000	132
	Tokuyama Corp.	26,000	132
	Japan Petroleum
	Exploration Co., Ltd.	3,400	130
	NHK Spring Co.	32,000	129
	Takefuji Corp.	15,960	128
	Ito En, Ltd.	8,000	127
	Fujikura Ltd.	44,000	126
	Hitachi Chemical Co., Ltd.	12,200	125
	Mitsubishi Rayon Co., Ltd.	58,000	125
	The Awa Bank, Ltd.	20,000	124
^	Matsui Securities Co., Ltd.	19,000	123
	Tokyo Steel Manufacturing Co.	15,800	122
	Nishi-Nippon Railroad Co., Ltd.	33,000	121

				Market
				Value•
			Shares	($000)
		Kokuyo Co., Ltd.	17,100	121
		Kobayashi
		Pharmaceutical Co., Ltd.	3,700	119
		Don Quijote Co., Ltd.	6,500	118
		MISUMI Group Inc.	7,700	118
		Denki Kagaku Kogyo K.K.	53,000	117
		Nisshinbo Industries, Inc.	20,000	116
		The Bank of Nagoya, Ltd.	19,000	114
		Tosoh Corp.	57,000	114
		Aozora Bank, Ltd.	136,000	114
		Mitsui Mining &
		Smelting Co., Ltd.	62,000	113
		Asics Corp.	18,000	113
		Mochida Pharmaceutical	12,000	112
		Kose Corp.	4,300	112
		Alps Electric Co., Ltd.	20,300	112
	^	Ezaki Glico Co., Ltd.	11,000	110
		Autobacs Seven Co., Ltd.	5,100	108
		The San-in Godo Bank, Ltd.	15,000	107
		Tokyo Tatemono Co., Ltd.	26,000	107
		IZUMI Co., Ltd.	8,200	106
		Dowa Mining Co., Ltd.	35,000	105
		Nippon Kayaku Co., Ltd.	23,000	105
		Sumitomo Forestry Co.	16,000	105
		JAFCO Co., Ltd.	3,900	105
		Tokyo Style Co.	14,000	104
		Oracle Corp. Japan	2,400	104
		Kaneka Corp.	22,000	103
		Onward Kashiyama Co., Ltd.	14,000	102
		Nichirei Corp.	24,000	102
		Hitachi
		High-Technologies Corp.	6,200	101
		Gunze Ltd.	30,000	99
		Itochu Techno-Science Corp.	4,200	98
		Fuji Electric
		Holdings Co., Ltd.	66,000	96
		Taiyo Yuden Co., Ltd.	20,000	96
		The Kagoshima Bank, Ltd.	15,000	95
		Aeon Credit Service Co. Ltd.	8,900	95
		Hitachi Koki Co.	12,200	94
		Dowa Fire & Marine
		Insurance Co.	21,000	93
		Yaskawa Electric Corp.	21,000	92
		Seino Transportation Co., Ltd.	19,000	92
		Asatsu-DK Inc.	4,100	91
		Takara Holdings Inc.	19,000	91
		Yamatake Corp.	4,700	90
		Dai-Nippon Ink &
		Chemicals, Inc.	55,000	89
*		IT Holdings Corp.	8,200	89
		Toyoda Gosei Co., Ltd.	6,300	88
		Toyobo Ltd.	62,000	88
		Sysmex Corp.	2,800	87
	^	Mitsui Engineering &
		Shipbuilding Co., Ltd.	62,000	87
		Komeri Co., Ltd.	3,800	86

27

FTSE All-World ex-US Index Fund

				Market
				Value•
			Shares	($000)
		Showa Shell Sekiyu K.K.	10,500	86
		Sumitomo Osaka
		Cement Co., Ltd.	53,000	83
		Higo Bank Ltd.	15,000	83
		Obic Co., Ltd.	670	82
		The Keiyo Bank, Ltd.	18,000	81
		Ebara Corp.	39,000	78
		Otsuka Corp.	1,500	75
		The Hokkoku Bank, Ltd.	20,000	75
		Acom Co., Ltd.	1,970	75
	^	Pacific Metals Co., Ltd.	17,000	75
	^	Mori Seiki Co.	8,600	74
		Toyota Boshoku Corp.	8,100	72
		Toda Corp.	20,000	72
		Dai-Nippon Screen
		Manufacturing Co., Ltd.	33,000	70
		Okuma Corp.	16,000	70
		The Musashino Bank, Ltd.	2,200	66
		Nippon Shokubai Co., Ltd.	11,000	64
		Koito Manufacturing Co., Ltd.	8,000	62
		Sumitomo Bakelite Co. Ltd.	17,000	62
*		Oki Electric Industry Co. Ltd.	67,000	55
		Nabtesco Corp.	9,000	55
		Aoyama Trading Co., Ltd.	4,300	50
	^	Pioneer Corp.	15,300	45
	^	ULVAC, Inc.	2,400	45
		Hino Motors, Ltd.	19,000	44
		Tokai Rika Co., Ltd.	4,100	41
		Shinko Electric
		Industries Co., Ltd.	5,800	37
		Shima Seiki
		Manufacturing, Ltd.	1,800	33
		Aiful Corp.	7,100	33
		Hankyu Department
		Stores, Inc.	4,000	25
		Takata Corp.	2,400	17
		Tokyo Broadcasting
		System, Inc.	900	16
		Nipro Corp.	1,000	15
		Fuji Television Network, Inc.	12	14
		ZEON Corp.	5,000	14
		Osaka Titanium
		Technologies Co.	400	10
		Monex Beans Holdings, Inc.	29	10
		Okasan Holdings, inc.	2,000	9
		Fukuyama
		Transporting Co., Ltd.	2,000	8
		Lintec Corp.	600	7
		Nippon Television
		Network Corp.	70	7
		Sohgo Security
		Services Co., Ltd.	700	7
		Sumisho Computer
		Systems Corp.	400	6
		Toshiba TEC Corp.	2,000	6
		PanaHome Corp.	1,000	6

			Market
			Value•
		Shares	($000)
	Kandenko Co., Ltd.	1,000	5
	Toyota Auto Body Co., Ltd.	300	5
	Heiwa Corp.	700	5
	DISCO Corp.	200	5
	Toho Titanium Co., Ltd.	400	5
	NIDEC SANKYO CORP.	1,000	5
	Toppan Forms Co., Ltd.	500	5
	Hikari Tsushin, Inc.	300	4
	Hitachi Cable Ltd.	2,000	4
	Tokai Rubber Industries, Ltd.	500	4
*	NEC Electronics Corp.	400	4
	Fuji Fire & Marine
	Insurance Co., Ltd.	2,000	4
	Mizuho Investors
	Securities Co., Ltd.	5,000	4
	TV Asahi Corp.	3	4
	Koei Co., Ltd.	300	3
	Hitachi Maxwell	400	3
	Funai Electric Co., Ltd.	200	3
	NS Solutions Corp.	200	2
	Kansai Urban Banking Corp.	2,000	2
	Calsonic Kansei Corp.	1,000	2
	SFCG Co., Ltd.	140	2
	Hitachi Software
	Engineering Co., Ltd.	100	1
	kabu.com Securities Co., Ltd.	1	1
	Hitachi Capital Corp.	100	1
	Sky Perfect JSAT Corp.	2	1
	Sumitomo Real Estate
	Sales Co., Ltd.	10	—
			411,706
Luxembourg (0.3%)
	ArcelorMittal (Paris Shares)	242,349	6,303
	SES Global Fiduciary
	Depositary Receipts	76,251	1,372
	RTL Group	3,113	165
			7,840
Malaysia (0.6%)
	Public Bank Bhd.	763,900	1,809
	Sime Darby Bhd.	984,894	1,739
	Bumiputra-Commerce
	Holdings Bhd.	753,400	1,313
	Malayan Banking Bhd.	812,825	1,238
	Genting Bhd.	653,300	843
	IOI Corp. Bhd.	1,054,955	836
*	TM International Bhd.	646,600	828
	Malaysia International
	Shipping Corp.,
	Bhd. (Foreign)	337,400	777
	Resorts World Bhd.	747,400	528
	Digi.com Bhd.	76,651	399
	Tenaga Nasional Bhd.	222,400	378
	British American
	Tobacco Bhd.	31,400	364
	Petronas Gas Bhd.	129,100	357
	Berjaya Sports Toto Bhd.	272,000	337

28

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	YTL Corp., Bhd.	188,700	333
	PLUS Expressways Bhd.	440,700	331
	PPB Group Bhd.	135,400	297
	Kuala Lumpur Kepong Bhd.	117,600	275
	UMW Holdings
	Malaysia Bhd.	166,100	257
	AMMB Holdings Bhd.	388,100	237
	YTL Power International Bhd.	450,602	212
	Telekom Malaysia Bhd.	196,800	186
	Petronas Dagangan Bhd.	96,800	183
	SP Setia Bhd.	225,850	179
	Malaysia Mining Corp., Bhd.	309,400	174
	Tanjong Public Ltd. Co.	50,300	169
	Gamuda Bhd.	362,500	155
	Alliance Financial Group Bhd.	269,300	140
	Star Publications Bhd.	146,200	128
	Parkson Holdings, Bhd.	133,200	126
	Hong Leong Bank Bhd.	83,000	123
	IJM Corp. Bhd.	169,800	123
	Astro All Asia Networks PLC	194,700	116
	RHB Capital Bhd.	62,200	54
	Lafarge Malayan
	Cement Bhd.	59,810	48
	EON Capital Bhd.	23,700	23
	Malaysia Airports
	Holdings Bhd.	24,600	15
	Malaysian Pacific
	Industries Bhd.	7,400	13
*	Proton Holdings Bhd.	22,500	13
	Puncak Niaga Holdings Bhd.	11,400	6
*	IJM Land Corp. Bhd.
	Warrants Exp. 9/11/13	16,980	1
			15,663
Mexico (1.0%)
	America Movil SA de CV	4,886,642	7,569
	Wal-Mart de Mexico SA	770,800	2,073
	Telefonos de Mexico SA	2,255,643	2,025
	Grupo Televisa SA CPO	561,500	1,970
	Grupo Mexico SA de CV	1,672,606	1,306
	Cemex SAB de CV ADR	170,144	1,286
	Fomento Economico
	Mexicano UBD	478,400	1,212
	Telmex Internacional
	SAB de CV	2,212,390	1,162
	Grupo Financiero Inbursa,
	SA de CV	400,300	1,062
*	Carso Global Telecom
	SAB de CV	223,900	856
	Grupo Financerio Banorte
	SA de CV	433,700	794
	Grupo Modelo SA	208,800	644
	Grupo Carso SA de CV
	Series A1	161,300	441
	Grupo Elektra SA	13,600	367
	Grupo Bimbo SA	74,807	359

				Market
				Value•
			Shares	($000)
		Kimberly Clark de Mexico
		SA de CV Series A	92,255	303
*		Corporacion GEO, SA de CV	208,649	289
		Industrias Penoles SA
		Series CP	25,479	229
*		Desarrolladora Homex SA
		de CV	46,897	180
		Grupo Aeroportuario del
		Pacifico SA	79,895	146
*		Impulsora del Desarrollo y
		el Empleo en America
		Latina, SA de CV	164,100	140
		Cemex SA CPO	164,300	123
*		URBI Desarrollos Urbanos
		SA de CV	79,900	120
*		Organzacion Soriana S.A.B.
		de C.V.	58,800	118
		Mexichem SA de CV	98,418	94
		Alfa SA de CV Series A	43,470	90
*		Empresas ICA SA de CV	48,203	69
*		Carso Infraestructura y
		Construccion, SA	84,200	48
		Grupo Continental SA	2,200	3
		Grupo Aeroportuario del
		Pacifico SA ADR	64	1
				25,079
Netherlands (1.8%)
		Unilever NV	347,927	8,385
		Koninklijke KPN NV	405,365	5,709
		ING Groep NV	465,914	4,370
		Koninklijke (Royal) Philips
		Electronics NV	232,466	4,296
		Koninklijke Ahold NV	271,353	2,913
		Akzo Nobel NV	57,162	2,376
		Reed Elsevier NV	143,976	1,924
		Heineken NV	56,324	1,900
		TNT NV	88,445	1,867
		ASML Holding NV	99,296	1,738
		Aegon NV	365,607	1,519
	^	European Aeronautic
		Defence and Space Co.	74,237	1,235
		Koninklijke DSM NV	41,622	1,159
		Wolters Kluwer NV	63,645	1,127
		Heineken Holding NV	26,933	818
		Corio NV	14,106	754
		Randstad Holding NV	29,955	582
		SBM Offshore NV	32,544	572
		Fugro NV	15,498	554
		SNS REAAL	23,167	170
				43,968
New Zealand (0.1%)
		Telecom Corp. of
		New Zealand Ltd.	397,520	539
		Fletcher Building Ltd.	113,766	386
		Contact Energy Ltd.	64,282	273

29

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Fisher & Paykel
	Healthcare Corp. Ltd.	115,673	202
	Auckland International
	Airport Ltd.	188,027	201
	Sky City Entertainment
	Group Ltd.	99,624	192
	Vector Ltd.	86,898	105
	Port of Tauranga Ltd.	25,245	97
	Sky Network Television Ltd.	31,721	72
	Kiwi Income Property Trust	101,047	62
	The Warehouse Group Ltd.	22,311	52
	Fisher & Paykel Appliances
	Holdings Ltd.	22,342	18
	Air New Zealand Ltd.	16,371	9
			2,208
Norway (0.5%)
	StatoilHydro ASA	281,251	5,657
	Orkla ASA	241,150	1,605
	Telenor ASA	199,000	1,187
	DnB NOR ASA	204,686	1,186
	Yara International ASA	52,200	1,091
	Norsk Hydro ASA	194,562	813
	Seadrill Ltd.	69,600	670
	Aker Solutions ASA	46,860	256
	Storebrand ASA	105,400	250
* ^	Renewable Energy Corp. AS	19,217	181
			12,896
Peru (0.0%)
	Compania de Minas
	Buenaventura SA ADR	49,068	620
	Credicorp Ltd.	9,861	381
	Volcan Compania Minera SA	163,826	78
	Sociedad Minera
	Cerro Verde SA	5,292	48
			1,127
Philippines (0.1%)
	Philippine Long Distance
	Telephone Co.	9,130	374
	Bank of Philippine Islands	278,400	231
	Manila Electric Co.	175,700	212
	SM Prime Holdings, Inc.	1,172,899	202
	SM Investments Corp.	40,170	163
	Ayala Corp.	29,280	141
	Ayala Land, Inc.	996,800	121
	Metropolitan Bank &
	Trust Co.	196,000	104
	Banco De Oro	178,000	99
	Jollibee Foods Corp.	72,000	68
	Petron Corp.	169,000	17
			1,732
Poland (0.2%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	115,724	1,307
	Telekomunikacja Polska SA	159,498	1,205

			Market
			Value•
		Shares	($000)
	Bank Polska Kasa Opieki
	Grupa Pekao SA	25,294	1,150
	Polski Koncern Naftowy SA	76,346	779
	Polish Oil & Gas	281,156	337
	KGHM Polska Miedz SA	29,024	322
	Bank Zachodni WBK SA	4,334	191
	Bank Handlowy W
	Warszawie	10,960	177
	TVN SA	24,791	124
*	Getin Holding SA	57,726	120
*	Globe Trade Centre SA	17,744	105
	BIG Bank Gdanski SA	58,517	83
*	Bank Rozwoju Eksportu SA	1,216	82
			5,982
Portugal (0.3%)
	Electricidade de
	Portugal SA	633,095	2,156
	Portugal Telecom SGPS SA	220,216	1,448
	Banco Comercial
	Portugues SA	767,075	892
	Brisa-Auto Estradas
	de Portugal SA	94,124	722
	Galp Energia, SGPS, SA
	B shares	45,353	412
	Zon Multimedia Servicos
	de Telecomunicacoes e
	Multimedia SGPS SA	68,312	347
	Banco Espirito Santo SA	32,271	307
	Banco BPI SA	76,679	158
	Cimpor-Cimento de
	Portugal SA	31,984	146
			6,588
Russia (1.3%)
	OAO Gazprom
	Sponsored ADR	526,438	10,483
	LUKOIL Sponsored ADR	149,139	5,726
	Surgutneftegaz OJSC ADR	370,865	2,398
	Rosneft Oil Co. GDR	477,440	2,191
	Sberbank	1,653,901	1,809
	MMC Norilsk Nickel ADR	175,500	1,761
	Mobile TeleSystems ADR	35,953	1,408
	OAO Vimpel-
	Communications
	Sponsored ADR	78,780	1,142
	Rostelecom ADR	29,729	1,107
	Tatneft GDR	25,128	1,101
	VTB Bank OJSC GDR	169,968	537
	Polyus Gold ADR	44,294	492
	Sistema JSFC GDR	23,852	180
*	Aeroflot	59,706	127
*	VTB Bank OJSC	81,731,479	126
	Gazprom Neft	44,570	102
*	Mosenergo	3,243,601	97
*	Wimm-Bill-Dann
	Foods ADR	2,187	96

30

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Cherepovets MK
	Severstal GDR	26,945	94
	OAO Transneft	270	89
*	Uralsvyazinform JSC	2,893,949	41
*	Irkutskenergo	85,421	32
*	Sibirtelecom	1,076,200	17
*	Inter Rao Ues OAO GDR	6,099	13
*	Federal Grid Co. of Unified
	Energy System JSC GDR	6,603	10
*,1	TGK-13 GDR	5,021	4
*,1	TGK-11 GDR	1,802	3
			31,186
Singapore (0.8%)
	Singapore
	Telecommunications Ltd.	1,761,000	2,964
	United Overseas Bank Ltd.	306,000	2,766
	DBS Group Holdings Ltd.	304,000	2,321
	Oversea-Chinese
	Banking Corp., Ltd.	614,000	2,076
	Singapore Airlines Ltd.	171,670	1,315
	Singapore Exchange Ltd.	298,000	1,067
	Capitaland Ltd.	481,000	964
	Singapore Press
	Holdings Ltd.	433,000	946
	Fraser & Neave Ltd.	493,000	930
	Wilmar International Ltd.	421,679	729
	Keppel Corp., Ltd.	206,000	642
	City Developments Ltd.	119,000	526
	ComfortDelGro Corp. Ltd.	571,000	468
	Singapore Technologies
	Engineering Ltd.	245,151	387
	CapitaMall Trust	216,000	286
	Sembcorp Industries Ltd.	132,000	222
	StarHub Ltd.	127,840	208
	Parkway Holdings Ltd.	162,266	174
	SembCorp Marine Ltd.	122,600	152
	Olam International Ltd.	170,000	150
	Golden Agri-Resources Ltd.	1,118,000	149
	United Industrial Corp., Ltd.	154,000	140
	Venture Corp. Ltd.	36,000	132
	Capitacommercial Trust	183,000	126
	Jardine Cycle N Carriage Ltd.	18,000	115
	SMRT Corp. Ltd.	107,000	113
	Cosco Corp. Singapore Ltd.	120,000	66
	Singapore Post Ltd.	134,000	64
	Noble Group Ltd.	86,400	63
	MobileOne Ltd.	59,900	53
	United Overseas Land Ltd.	37,000	48
	Neptune Orient Lines Ltd.	50,000	42
	Keppel Land Ltd.	30,000	39
	Haw Par Brothers
	International Ltd.	14,000	33
	Singapore Land Ltd.	13,000	30
	Wing Tai Holdings Ltd.	55,000	26
	Yanlord Land Group Ltd.	50,000	26
	Guocoland Ltd.	31,000	23

			Market
			Value•
		Shares	($000)
*	STATS ChipPAC Ltd.	22,000	7
	Allgreen Properties Ltd.	19,000	5
	SIA Engineering Co., Ltd.	3,000	4
*	Chartered Semiconductor
	Manufacturing Ltd.	25,000	4
	Wheelock Properties
	(Singapore), Ltd.	5,000	3
	Hotel Properties Ltd.	3,000	2
	Cerebos Pacific Ltd.	1,000	2
	Pacific Century Regional
	Developments Ltd.	4,000	—
	People’s Food Holdings Ltd.	1,000	—
			20,608
South Africa (1.5%)
	MTN Group Ltd.	420,074	4,717
	Sasol Ltd.	154,443	4,559
	Standard Bank Group Ltd.	346,265	2,749
	Naspers Ltd.	116,500	1,940
	AngloGold Ltd.	80,154	1,523
	Impala Platinum
	Holdings Ltd.	139,724	1,458
	FirstRand Ltd.	883,024	1,283
	Gold Fields Ltd.	152,558	1,062
	Anglo Platinum Ltd.	22,750	940
	Sanlan Ltd.	535,325	879
	Growthpoint Properties Ltd.	649,853	868
	ABSA Group Ltd.	74,320	778
	Remgro Ltd.	104,363	767
	Bidvest Group Ltd.	70,459	751
	Telkom South Africa Ltd.	62,106	674
*	Harmony Gold
	Mining Co., Ltd.	91,250	667
	Shoprite Holdings Ltd.	120,847	638
	Nedbank Group Ltd.	62,640	608
	Steinhoff International
	Holdings Ltd.	409,362	597
	Tiger Brands Ltd.	38,000	551
	Reunert Ltd.	90,512	457
	Aveng Ltd.	88,731	439
	Murray & Roberts
	Holdings Ltd.	63,198	428
	Massmart Holdings Ltd.	47,318	424
*	Aspen Pharmacare
	Holdings Ltd.	112,835	395
	RMB Holdings Ltd.	162,455	379
	ArcelorMittal
	South Africa, Ltd.	39,038	369
	African Bank
	Investments Ltd.	131,675	361
	Sappi Ltd.	50,826	313
	Truworths International Ltd.	79,345	270
	Pretoria Portland
	Cement Co. Ltd.	86,881	267
	Imperial Holdings Ltd.	43,300	247
	Barloworld Ltd.	42,234	247
	Kumba Iron Ore Ltd.	16,050	211

31

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
*	Adcock Ingram
	Holdings Limited	58,959	206
	Investec Ltd.	40,402	199
	Foschini Ltd.	42,761	176
	Woolworths Holdings Ltd.	151,822	175
	Network Healthcare
	Holdings Ltd.	242,400	170
	Liberty Group Ltd.	26,100	164
	Nampak Ltd.	117,523	160
	African Rainbow
	Minerals Ltd.	14,992	153
	Pick’n Pay Stores Ltd.	48,200	152
	Spar Group Ltd.	26,127	152
	Sun International Ltd.	16,331	136
	AVI Ltd.	79,600	125
	Fountainhead Property Trust	226,200	120
	Medi-Clinic Corp., Ltd.	68,519	117
	Wilson Bayly
	Holmes-Ovcon Ltd.	10,024	117
	AECI Ltd.	21,456	116
	Datatec Ltd.	72,480	114
	African Oxygen Ltd.	42,472	112
	JSE Ltd.	20,980	108
	Mondi Ltd.	23,129	97
	Discovery Holdings, Ltd.	37,735	93
	Mr. Price Group Ltd.	36,745	90
	Reinet Investments
	SA ZAR Line	65,477	83
	ApexHi Properties Ltd.
	Class B	50,881	79
*	Mvelaphanda Resources Ltd.	25,306	75
	Exxaro Resources Ltd.	10,391	69
	Northam Platinum Ltd.	20,157	63
	Metropolitan Holdings Ltd.	59,800	61
	Grindrod Ltd.	40,400	58
	Tongaat-Hulett	10,432	58
	Highveld Steel &
	Vanadium Corp. Ltd.	9,157	57
	New Clicks Holdings Ltd.	34,083	55
*	Avusa, Ltd.	18,660	45
	Illovo Sugar Ltd.	17,275	39
	Lewis Group Ltd.	9,907	38
*	Eqstra Holdings Ltd.	34,707	37
	Group Five Ltd.	8,306	35
	ApexHi Properties Ltd.
	Class A	25,715	32
	Santam Ltd.	3,743	27
*	Merafe Resources Ltd.	187,575	22
*	Metorex Ltd.	37,988	21
*	Liberty Holdings Ltd.	1,000	21
*	Hulamin Ltd.	11,524	19
	Pick’n Pay Holdings Ltd.	3,058	4
	Allied Technologies Ltd.	761	4
	Gold Reef Resorts Ltd.	1,280	2
	Mvelaphanda Group Ltd.	2,570	1
			36,873

				Market
				Value•
			Shares	($000)
South Korea (2.6%)
1		Samsung
		Electronics Co., Ltd. GDR	59,375	12,258
		POSCO ADR	85,946	5,775
		Shinhan Financial
		Group Co., Ltd. ADR	53,469	2,660
		Korea Electric
		Power Corp. ADR	224,097	2,219
*		KB Financial Group, Inc.	78,696	1,937
		SK Telecom Co., Ltd. ADR	110,505	1,902
	^	LG Electronics Inc.	23,755	1,774
		Hyundai Motor Co., Ltd.	35,974	1,662
	^	Hyundai Heavy
		Industries Co., Inc.	12,484	1,649
		KT Corp. ADR	122,173	1,533
		Samsung Fire & Marine
		Insurance Co.	10,377	1,374
		Samsung Electronics Co., Ltd.	2,939	1,239
*		NHN Corp.	10,476	1,115
		Samsung Corp.	34,390	1,102
		Shinsegae Co., Ltd.	3,097	1,087
		KT & G Corp.	15,412	989
		S-Oil Corp.	18,780	952
		SK Energy Co., Ltd.	15,737	905
		Hyundai Mobis	14,344	842
	^	DC Chemical Co., Ltd.	4,774	781
	^	LG Chem Ltd.	12,625	766
	^	Samsung Securities Co. Ltd.	14,780	752
	^	Samsung Heavy
		Industries Co., Ltd.	44,520	686
		LG Corp.	16,415	657
	^	Hyundai Engineering &
		Construction Co., Ltd.	15,734	646
		SK Holdings Co Ltd	8,860	594
		Hana Financial Group Inc.	36,380	578
*	^	Kia Motors	59,080	498
		Amorepacific Corp.	983	432
	^	Doosan Heavy Industries
		and Construction Co., Ltd.	8,108	357
	^	Hyundai Merchant
		Marine Co., Ltd.	13,160	350
*	^	Hynix Semiconductor Inc.	39,830	341
		LG. Philips LCD Co., Ltd.	18,330	340
		Hyundai Development Co.	12,540	339
*	^	Samsung SDI Co. Ltd.	5,851	329
		Samsung
		Electro-Mechanics Co.	10,650	314
		Kangwon Land Inc.	29,750	304
	^	GS Engineering &
		Construction Corp.	6,370	303
		Samsung
		Engineering Co., Ltd.	7,464	299
*	^	Doosan Corp.	4,026	292
	^	LG Household &
		Health Care Ltd.	2,030	290
*		Korea Telecom Freetel	13,610	285

32

FTSE All-World ex-US Index Fund

				Market
				Value•
			Shares	($000)
	^	Samsung Techwin Co., Ltd.	13,400	284
		Daewoo Securities Co., Ltd.	28,850	274
		Cheil Industrial, Inc.	8,280	270
		Korea Exchange Bank	45,350	252
		Yuhan Corp.	1,711	249
		Hyundai Mipo
		Dockyard Co., Ltd.	2,880	247
		Woongjin Coway Co., Ltd.	12,000	247
		Hyundai Steel Co.	8,400	244
		LS Cable Ltd.	5,450	230
		Hankook Tire Co. Ltd.	22,460	217
		Woori Finance
		Holdings Co., Ltd.	40,280	216
		Korean Air Co. Ltd.	7,570	214
		S1 Corp.	6,030	205
*		Hite Brewery Co., Ltd.	1,492	199
		Hanwha Corp.	12,710	199
		Lotte Shopping Co., Ltd.	1,441	197
		Hyundai Department
		Store Co., Ltd.	3,825	187
		Korea Investment
		Holdings Co., Ltd.	9,060	186
		Samsung Card Co. Ltd.	7,557	178
		Hyundai Securities Co.	28,810	177
		Kumkang Korea
		Chemical Co., Ltd.	901	176
		LG Telecom Ltd.	24,424	174
		Daelim Industrial Co.	5,920	171
		Korea Gas Corp.	4,530	171
*		CJ Cheiljedang Corp.	1,457	170
	^	Mirae Asset
		Securities Co., Ltd.	3,128	156
	^	Woori Investment &
		Securities Co., Ltd.	16,490	154
	^	Daewoo Engineering &
		Construction Co., Ltd.	20,859	145
		Pusan Bank	27,790	142
	^	STX Shipbuilding Co., Ltd.	11,800	136
	^	Hanjin Shipping Co., Ltd.	10,370	136
		Sindo Ricoh Co., Inc.	3,815	135
		Nong Shim Co. Ltd.	822	133
		Daegu Bank	26,120	133
		GS Holdings Corp.	6,650	133
		Doosan Infracore Co., Ltd.	15,580	133
		Hyosung Corp.	5,570	133
		Daewoo International Corp.	11,950	132
		Dongkuk Steel Mill Co., Ltd.	7,920	129
		Lotte Confectionery Co., Ltd.	150	128
		Industrial Bank of Korea	21,840	126
		LG Dacom Corp.	8,660	122
		Dongbu Insurance Co., Ltd.	11,270	115
		Daewoo Shipbuilding &
		Marine Engineering Co., Ltd.	12,150	114
		Hanjin Heavy Industries &
		Construction Co., Ltd.	7,750	110
		Halla Climate Control Corp.	15,910	109

				Market
				Value•
			Shares	($000)
*		STX Corp.	6,763	105
*		STX Pan Ocean Co. Ltd.	184,000	100
		Samsung Fine
		Chemicals Co., Ltd.	3,600	99
		Lotte Chilsung
		Beverage Co., Ltd.	181	97
		Cheil Communications Inc.	734	95
		Honam Petrochemical Corp.	2,200	90
		Daishin Securities Co.	7,860	87
		NCsoft Corp.	3,310	85
		Pacific Corp.	1,429	84
*		CJ Corp.	2,136	57
		Hanwha Chemical Corp.	12,990	56
*		SK Networks Co., Ltd.	8,790	56
		POSCO	154	42
	^	Kumho Industrial Co., Ltd.	4,450	41
		Hyundai Hysco	7,010	39
		SKC Co. Ltd.	3,460	34
		Hyundai Autonet Co., Ltd.	9,140	26
*		Daum Communications Corp.	991	23
		Glovis Co., Ltd.	510	23
		Hite Holdings Co., Ltd.	1,127	20
		Shinhan Financial
		Group Co. Ltd.	790	19
*	^	Ssangyong Motor Co.	17,840	15
*		Poongsan Corp.	2,146	10
*		Lotte Midopa Co., Ltd.	2,040	10
		Daishin Securities Co.	2,160	9
*		KB Financial Group, Inc.	220	5
		Poongsan Holdings Corp.	403	3
				62,925
Spain (3.4%)
		Telefonica SA	1,067,234	19,760
		Banco Santander Central
		Hispano SA	1,412,968	15,281
		Banco Bilbao Vizcaya
		Argentaria SA	832,377	9,661
		Iberdrola SA	1,109,669	8,031
		Repsol YPF SA	274,377	5,218
	^	Banco Popular Espanol SA	282,196	2,568
*		Union Fenosa, SA	107,475	2,280
	^	ACS, Actividades de
		Contruccion y
		Servisios, SA	57,942	2,151
		Industria de Diseno
		Textil SA	56,396	1,906
	^	Banco de Sabadell SA	268,560	1,832
		Gas Natural SDG SA	49,990	1,539
		Abertis Infraestructuras SA	73,222	1,257
		Enagas SA	44,288	865
		Grifols SA	43,182	859
	^	Acerinox SA	65,774	827
		Gamesa Corporacion
		Tecnologica SA	48,112	789
	^	Bankinter SA	63,920	690
		Criteria Caixacorp SA	211,604	685

33

FTSE All-World ex-US Index Fund

				Market
				Value•
			Shares	($000)
		Red Electrica de Espana SA	15,386	674
		Grupo Ferrovial SA	20,529	633
*		Iberdrola Renovables	193,321	588
		Acciona SA	5,691	538
	^	Zardoya Otis SA	26,730	506
		Corporacion Mapfre SA	154,784	493
	^	Fomento de Construc
		y Contra SA	11,620	462
		Cintra Concesiones de
		Infraestructuras de
		Transport SA	50,532	450
		Banco de Valencia SA	43,121	399
		Compania Espanola de
		Petroleos SA	3,874	343
*		Banco Santander SA	25,202	277
	^	Sacyr Vallehermoso SA	20,849	192
	^	Banco Espanol de
		Credito, SA	13,128	167
	^	Gestevision Telecinco SA	17,540	141
		Corporacion Financiera
		Alba SA	4,417	130
	^	Promotora de
		Informaciones SA	8,165	32
				82,224
Sweden (1.5%)
		Nordea Bank AB	571,558	4,581
		Telefonaktiebolaget LM
		Ericsson AB Class B	654,474	4,455
		Svenska Handelsbanken
		AB A Shares	134,542	2,472
	^	Hennes & Mauritz
		AB B Shares	66,650	2,390
		TeliaSonera AB	514,000	2,261
		Sandvik AB	265,700	1,724
		Volvo AB B Shares	320,100	1,673
		Investor AB B Shares	104,400	1,575
	^	Skandinaviska Enskilda
		Banken AB A Shares	145,600	1,443
		Atlas Copco AB A Shares	147,900	1,240
		SKF AB B Shares	104,400	951
		Svenska Cellulosa
		AB B Shares	123,690	913
		Volvo AB A Shares	169,534	876
		Assa Abloy AB	76,612	855
		Swedish Match AB	58,332	810
		Skanska AB B Shares	89,162	783
		Atlas Copco AB B Shares	104,400	782
		Tele2 AB B Shares	90,500	772
	^	Electrolux AB Series B	83,807	772
		Securitas AB B Shares	77,200	741
	^	Swedbank AB A Shares	87,000	719
		Scania AB B Shares	83,860	689
		SSAB Svenskt Stal AB
		Series A	67,977	687
		Alfa Laval AB	65,100	470

			Market
			Value•
		Shares	($000)
	Industrivarden AB A Shares	45,452	349
	Holmen AB	12,300	347
^	Husqvarna AB B Shares	49,206	341
	Industrivarden AB C Shares	21,672	146
^	Boliden AB	55,711	134
	SSAB Svenskt Stal AB
	Series B	13,229	120
			36,071
Switzerland (6.2%)
	Nestle SA (Registered)	879,263	34,192
	Novartis AG (Registered)	505,294	25,648
	Roche Holdings AG	156,795	23,978
*	UBS AG	651,857	11,060
	Credit Suisse Group
	(Registered)	260,528	9,742
	Zurich Financial Services AG	32,643	6,623
	ABB Ltd.	503,639	6,608
	Syngenta AG	22,899	4,281
	Swiss Re (Registered)	82,303	3,432
	Holcim Ltd. (Registered)	44,396	2,522
*	Compagnie Financiere
	Richemont SA	107,375	2,257
	Julius Baer Holding, Ltd.	50,706	1,983
	Swisscom AG	5,280	1,613
	Synthes, Inc.	9,957	1,285
	Swatch Group AG (Bearer)	7,932	1,238
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	1,254	1,235
	Adecco SA (Registered)	29,773	1,036
	Givaudan SA	1,517	1,034
*	Actelion Ltd.	19,335	1,021
	Geberit AG	9,468	984
	Lonza AG (Registered)	11,706	972
	Swatch Group
	AG (Registered)	26,396	756
	Swiss Life Holding	8,273	745
	Kuehne & Nagel
	International AG	12,160	736
	Lindt & Spruengli
	AG Regular	28	679
	Pargesa Holding SA	8,807	675
	Baloise Holdings AG	12,611	674
	Nobel Biocare Holding AG	35,390	608
	Sonova Holding AG	11,555	480
	Petroplus Holdings AG	16,252	433
	Lindt & Spruengli AG	189	407
	Clariant AG	62,131	385
^	Straumann Holding AG	1,737	295
	BKW FMB Energie AG	2,837	256
	Schindler Holding AG
	(Registered)	4,712	216
	EFG International	7,990	172
* ^	OC Oerlikon Corp AG	1,853	144

34

FTSE All-World ex-US Index Fund

		Market
		Value•
	Shares	($000)
Schindler Holding AG
(Bearer Participation
Certificates)	3,225	140
		150,545
Taiwan (2.2%)
Taiwan Semiconductor
Manufacturing Co.,
Ltd. ADR	1,046,922	8,648
Hon Hai Precision
Industry Co., Ltd.	1,583,710	3,823
United Microelectronics
Corp. ADR	1,100,130	2,695
Formosa Plastic Corp.	1,252,000	2,113
Chunghwa
Telecom Co., Ltd.	125,790	2,071
High Tech Computer Corp.	165,140	1,957
AU Optronics Corp. ADR	258,624	1,785
Nan Ya Plastic Corp.	1,252,000	1,735
MediaTek Inc.	176,170	1,578
Formosa Chemicals &
Fibre Corp.	907,000	1,466
China Steel Corp.	1,971,857	1,424
Asustek Computer Inc.	932,492	1,336
Cathay Financial
Holding Co.	1,090,050	1,171
Advanced Semiconductor
Engineering Inc. ADR	485,076	1,053
Taiwan Semiconductor
Manufacturing Co., Ltd.	645,018	939
Siliconware Precision
Industries Co. ADR	158,177	892
Delta Electronics Inc.	378,940	860
Fubon Financial
Holding Co., Ltd.	1,267,000	768
Acer Inc.	585,738	756
Uni-President
Enterprises Co.	853,436	730
Compal Electronics Inc.	940,873	675
Chinatrust Financial
Holding	2,103,410	601
Taiwan Cellular Corp.	398,609	551
Innolux Display Corp.	719,200	539
Mega Financial
Holding Co. Ltd.	1,943,000	538
China Development
Financial Holding Corp.	2,603,736	512
Foxconn
Technology Co., Ltd.	203,560	499
Fuhwa Financial
Holdings Co., Ltd.	1,253,845	491
Hau Nan Financial
Holdings Co., Ltd.	911,000	480
Far Eastern Textile Ltd.	818,941	475
Formosa
Petrochemical Corp.	207,000	473
Quanta Computer Inc.	444,426	468

			Market
			Value•
		Shares	($000)
	Taiwan Cooperative Bank	973,037	468
	First Financial
	Holding Co., Ltd.	924,335	436
	Far EasTone
	Telecommunications
	Co., Ltd.	391,643	415
	Chi Mei
	Optoelectronics Corp.	1,123,872	413
	Synnex Technology
	International Corp.	285,535	371
	Lite-On Technology Corp.	549,408	343
	Shin Kong Financial
	Holdings Co.	1,151,434	305
	SinoPac Holdings	1,296,000	275
	Chang Hwa
	Commercial Bank	659,000	252
	Pou Chen Corp.	512,502	234
*	Powerchip
	Semiconductor Corp.	1,973,255	231
	HannStar Display Corp.	1,187,463	216
	Realtek
	Semiconductor Corp.	131,580	197
	Catcher
	Technology Co., Ltd.	76,230	194
	Inventec Co., Ltd.	561,490	176
	Taiwan Cement Corp.	331,583	170
	Taiwan Fertilizer Co., Ltd.	136,000	168
	Largan Precision Co., Ltd.	16,381	167
	Wistron Corp.	209,128	165
	Chunghwa Picture
	Tubes, Ltd.	1,617,000	164
*	Tatung Co., Ltd.	883,000	157
	Asia Cement Corp.	251,940	149
	Macronix
	International Co., Ltd.	528,149	147
	Giant
	Manufacturing Co., Ltd.	59,850	145
	Taishin Financial Holdings	919,000	137
	Wan Hai Lines Ltd.	316,050	132
	President Chain Store Corp.	57,000	132
	Cheng Shin Rubber
	Industry Co., Ltd.	118,668	132
	Walsin Lihwa Corp.	558,000	129
	Evergreen Marine Corp.	233,000	120
	Chicony Electronics
	Co., Ltd.	95,444	119
	Formosa Taffeta Co., Ltd.	197,000	116
	Chunghwa Telecom Co., Ltd.	70,000	116
	Taiwan Secom Corp., Ltd.	92,000	113
	Advantech Co., Ltd.	75,872	106
	Coretronic Corp.	157,386	101
	Cheng Uei Precision
	Industry Co., Ltd.	70,517	97
	Taiwan Glass
	Industrial Corp.	196,430	95
*	Nanya Technology Corp.	522,467	93

35

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Nan Ya Printed Circuit
	Board Corp.	39,237	93
*	Taiwan Business Bank	455,000	89
	Yageo Corp.	552,000	85
	KGI Securities Co., Ltd.	363,000	84
	Unimicron Technology Corp.	148,975	83
	E.Sun Financial
	Holding Co., Ltd.	351,520	82
	U-Ming Marine
	Transport Corp.	67,000	78
	Ton Yi Industrial Corp.	244,000	76
	Polaris Securities Co., Ltd.	339,359	76
	Mitac International Corp.	203,736	75
	Teco Electric &
	Machinery Co., Ltd.	311,000	75
*	China Airlines	300,134	72
*	CMC Magnetics Corp.	512,000	70
*	Via Technologies Inc.	283,000	69
	Feng Hsin Iron &
	Steel Co., Ltd.	95,790	67
	Yulon Motor Co., Ltd.	157,898	63
	Novatek
	Microelectronics Corp., Ltd.	55,723	62
*	ProMOS Technologies Inc.	894,000	59
	Capital Securities Corp.	275,055	52
	Qisda Corp.	197,640	48
	D-Link Corp.	44,325	30
	Wintek Corp.	117,000	30
	Yuen Foong Yu Paper
	Manufacturing Co., Ltd.	126,959	29
	Yang Ming Marine Transport	100,369	28
	Eternal Chemical Co., Ltd.	52,448	27
	Asia Optical Co., Inc.	20,259	27
*	EVA Airways Corp.	102,000	25
	Micro-Star
	International Co., Ltd.	58,859	25
*	Ritek Corp.	191,000	24
*	Winbond Electronics Corp.	229,000	24
	Transcend Information Inc.	13,685	23
*	Far Eastern
	International Bank	147,000	22
	Faraday Technology Corp.	20,318	21
	Cathay Construction Corp.	98,000	21
	Waterland Financial Holdings	129,971	21
	Zyxel Communications Corp.	31,688	21
	President Securities Corp.	72,289	20
	Oriental Union Chemical Corp.	47,083	20
	Inventec Appliances Corp.	19,965	19
	China Motor Co., Ltd.	55,105	19
*	Inotera Memories, Inc.	78,320	19
	Vanguard International
	Semiconductor Corp.	53,466	16
	Compal Communications, Inc.	23,520	15
	Sunplus Technology Co., Ltd.	34,620	15

			Market
			Value•
		Shares	($000)
	Taiwan Life
	Insurance Co., Ltd.	21,315	12
	Lite-On IT Corp.	3,039	1
			53,810
Thailand (0.2%)
*	PTT Public Co. Ltd. (Foreign)	154,700	711
*	PTT Exploration and
	Production
	Public Co. Ltd. (Foreign)	239,372	599
	Siam Cement
	Public Co. Ltd. (Foreign)	169,962	514
	Kasikornbank
	Public Co. Ltd. (Foreign)	339,200	493
	Bangkok Bank
	Public Co., Ltd. (Foreign)	221,497	448
*	Advanced Info Service
	Public Co., Ltd. (Foreign)	154,400	325
	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	172,186	267
*	PTT Public Co., Ltd. (Local)	29,000	133
	PTT Aromatics &
	Refining Public Co. Ltd.
	(Foreign)	431,561	125
	C.P. 7-Eleven
	Public Co. Ltd. (Foreign)	562,800	124
*	PTT Exploration and
	Production Public Co. Ltd.
	(Local)	49,400	124
	IRPC
	Public Co., Ltd. (Foreign)	1,827,500	119
	BEC World
	Public Co. Ltd. (Foreign)	231,000	111
*	Electricity Generating
	Public Co. Ltd. (Local)	62,100	106
*	Advanced Info Service
	Public Co., Ltd. (Local)	47,400	100
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd.	95,800	85
	Bank of Ayudhya PLC
	(Foreign)	286,500	82
	Thai Oil Public Co., Ltd.
	(Foreign)	133,400	80
	Banpu Public Co. Ltd.
	(Foreign)	15,100	72
	PTT Chemical Public Co., Ltd.
	(Foreign)	62,900	63
*	Banpu Public Co. Ltd. (Local)	11,200	53
	Land and Houses
	Public Co. Ltd. (Foreign)	421,100	45
	Thai Military Bank
	Public Co., Ltd. (Foreign)	2,736,800	45
	Charoen Pokphand Foods
	Public Co., Ltd. (Foreign)	467,300	41

36

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Electricity Generating
	Public Co. Ltd. (Foreign)	22,100	37
	Central Pattana
	Public Co. Ltd. (Foreign)	136,500	37
	Thai Union Frozen
	Products Public Co., Ltd.
	(Foreign)	68,500	32
	Total Access
	Communications PLC	52,800	32
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	261,000	31
	Thoresen Thai Agencies
	Public Co. Ltd. (Foreign)	73,000	25
	Airports of Thailand
	Public Co. Ltd. (Foreign)	41,900	23
*	Siam City Bank
	Public Co., Ltd. (Foreign)	75,700	17
*	TISCO Finance
	Public Co. Ltd. (Foreign)	47,500	12
	Siam City Cement
	Public Co. Ltd. (Foreign)	2,200	7
	Thai Airways International
	Public Co. Ltd. (Foreign)	15,600	3
	Siam Makro Public Co. Ltd.
	(Foreign)	1,700	3
	Delta Electronics (Thailand)
	Public Co. Ltd. (Foreign)	7,200	2
	Thanachart Capital
	Public Co. Ltd. (Foreign)	9,300	2
	Italian-Thai Development
	Public Co. Ltd. (Foreign)	19,500	1
	True Corp. Public Co. Ltd.
	(Foreign)	27,000	1
			5,130
Turkey (0.2%)
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	117,771	997
	Akbank T.A.S.	182,730	628
*	KOC Holding A.S.	308,351	575
	Turkiye Is Bankasi A.S.
	C Shares	187,063	532
*	Turkiye Garanti Bankasi A.S.	273,216	459
	Eregli Demir ve Celik
	Fabrikalari A.S.	120,717	372
*	Yapi ve Kredi Bankasi A.S.	185,862	236
	Turkcell Iletisim
	Hizmetleri A.S.	45,181	227
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	17,399	220
*	Turk Telekomunikasyon A.S.	91,228	193
	Turkiye Halk Bankasi A.S.	55,013	151
	Haci Omer Sabanci
	Holding A.S.	56,306	137
	Enka Insaat ve Sanayi A.S.	32,554	122

			Market
			Value•
		Shares	($000)
	Turkiye Vakiflar
	Bankasi T.A.O.	113,472	111
*	Dogan Sirketler Grubu
	Holding A.S.	92,080	73
	Ford Otomotiv Sanayi A.S.	11,010	35
	Arcelik A.S.	18,827	27
	Tofas Turk Otomobil
	Fabrikasi A.S.	22,503	26
			5,121
United Kingdom (15.8%)
	BP PLC	4,214,515	34,355
	HSBC Holdings PLC	2,677,636	31,714
	Vodafone Group PLC	11,730,946	22,567
	GlaxoSmithKline PLC	1,171,189	22,515
	Royal Dutch Shell PLC
	Class A	790,823	21,728
	Royal Dutch Shell PLC
	Class B	606,179	16,435
	AstraZeneca Group PLC	325,804	13,807
	British American
	Tobacco PLC	448,459	12,301
	BG Group PLC	755,925	11,115
	Rio Tinto PLC	224,597	10,491
	Tesco PLC	1,763,058	9,660
	Diageo PLC	564,748	8,618
	BHP Billiton PLC	489,676	8,315
	Anglo American PLC	294,811	7,397
	Reckitt Benckiser
	Group PLC	158,627	6,710
	Unilever PLC	284,401	6,389
	National Grid Transco PLC	542,295	6,109
	Imperial Tobacco
	Group PLC	226,270	6,064
	Standard Chartered PLC	315,323	5,211
	Barclays PLC	1,804,159	5,172
	BAE Systems PLC	798,242	4,487
	Centrica PLC	834,703	4,102
	Lloyds TSB Group PLC	1,267,660	4,097
	Royal Bank of Scotland
	Group PLC	3,659,793	4,031
	SABMiller PLC	253,471	4,026
	Scottish & Southern
	Energy PLC	190,771	3,739
	Aviva PLC	583,373	3,480
	BT Group PLC	1,741,666	3,273
	Prudential PLC	544,154	2,733
	Xstrata PLC	159,469	2,728
	British Energy Group PLC	227,418	2,720
	Cadbury PLC	293,491	2,695
	Morrison
	Supermarkets PLC	599,281	2,552
	Man Group PLC	390,011	2,252
	Reed Elsevier PLC	247,497	2,172
	Rolls-Royce Group PLC	400,878	2,121
	Pearson PLC	191,925	1,912

37

FTSE All-World ex-US Index Fund

				Market
				Value•
			Shares	($000)
		HBOS PLC	1,160,785	1,901
		Compass Group PLC	404,233	1,880
		Land Securities Group PLC	103,390	1,835
		Standard Life PLC	473,398	1,833
		Smith & Nephew PLC	196,900	1,803
		British Sky Broadcasting
		Group PLC	292,445	1,780
*		United Utilities Group PLC	155,102	1,751
		J. Sainsbury PLC	374,067	1,709
		British American
		Tobacco PLC GBP Line	61,901	1,694
		Shire Ltd.	124,679	1,634
		Royal & Sun Alliance
		Insurance Group PLC	726,328	1,615
		WPP Group PLC	262,262	1,569
		Legal & General
		Group PLC	1,341,675	1,543
		Capita Group PLC	149,327	1,543
		Tullow Oil PLC	160,356	1,362
		Marks & Spencer
		Group PLC	354,355	1,256
		Experian Group Ltd.	224,690	1,239
		International Power PLC	330,717	1,183
		British Land Co., PLC	116,475	1,161
		Severn Trent PLC	51,546	1,139
		British American Tobacco
		PLC ZAR Line	41,740	1,137
		Cable and Wireless PLC	563,048	1,116
		Smiths Group PLC	85,505	1,101
		Carnival PLC	49,034	1,078
		Kingfisher PLC	531,139	980
		Group 4 Securicor PLC	323,239	979
		Old Mutual PLC	1,179,297	955
		Associated British
		Foods PLC	84,705	948
		Hammerson PLC	75,605	871
		3i Group PLC	97,784	853
		Liberty International PLC	76,569	852
		The Sage Group PLC	303,826	851
		Rexam PLC	137,030	826
		Cobham PLC	268,328	815
		Next PLC	47,391	806
		Bunzl PLC	79,609	800
	^	Thomson Reuters PLC	45,410	787
		Wolseley PLC	143,139	783
*		Cairn Energy PLC	29,406	762
		Johnson Matthey PLC	48,423	729
		Drax Group PLC	74,902	696
		The Alliance Trust PLC	166,896	660
		Foreign and Colonial
		Investment Trust PLC	179,198	644
		Lonmin PLC	34,403	642
		ICAP PLC	123,110	613
		Friends Provident PLC	529,571	607
		Amec PLC	71,840	601
		Tate & Lyle PLC	101,094	601

			Market
			Value•
		Shares	($000)
	InterContinental Hotels
	Group PLC	67,591	574
	Home Retail Group	177,471	566
	Schroders PLC	40,542	520
	Antofagasta PLC	83,868	518
	Whitbread PLC	35,611	516
	Burberry Group PLC	107,037	476
	Vedanta Resources PLC	33,195	460
	Hays PLC	414,990	456
	* Invensys PLC	161,345	405
	Segro PLC	89,196	403
	Eurasian Natural
	Resources Corp.	80,157	401
	United Business Media Ltd.	61,474	400
	ITV PLC	825,470	399
	Scottish Mortgage
	Investment Trust PLC	71,345	381
	Rentokil Initial PLC	513,836	373
	^ Provident Financial PLC	28,465	363
	LogicaCMG PLC	315,787	352
	Ladbrokes PLC	136,060	347
	Aegis Group PLC	328,756	346
	Daily Mail and General
	Trust PLC	72,363	341
	Mondi PLC	92,702	336
	Tomkins PLC	171,473	315
	GKN PLC	155,526	298
	British Airways PLC	133,157	295
	William Hill PLC	88,635	273
	Thomas Cook Group PLC	78,605	213
	Kazakhmys PLC	45,244	212
	Carphone Warehouse PLC	64,537	140
	Enterprise Inns PLC	82,903	131
	Schroders PLC-Non
	Voting Shares	10,041	107
	* PartyGaming PLC	7,396	14
	* Northern Rock PLC	2,812	—
			385,247
	Total Common Stocks
	(Cost $3,854,474)		2,413,002
	Temporary Cash Investment (3.8%)
2,3	Vanguard Market
	Liquidity Fund, 2.217%
	(Cost $93,909)	93,909,212	93,909
	Total Investments (102.5%)
	(Cost $3,948,383)		2,506,911
	Other Assets and Liabilities (–2.5%)
	Other Assets		67,260
	Liabilities[3]		(128,540)
			(61,280)
	Net Assets (100%)		2,445,631

38

FTSE All-World ex-US Index Fund

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	3,852,615
Undistributed Net Investment Income	70,234
Accumulated Net Realized Losses	(35,763)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,441,472)
Foreign Currencies	17
Net Assets	2,445,631

Investor Shares—Net Assets
Applicable to 23,183,285 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	296,026
Net Asset Value Per Share—
Investor Shares	$12.77

Institutional Shares—Net Assets
Applicable to 6,997,355 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	448,220
Net Asset Value Per Share—
Institutional Shares	$64.06

ETF Shares—Net Assets
Applicable to 52,358,336 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,701,385
Net Asset Value Per Share—
ETF Shares	$32.50

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $77,902,000.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $12,265,000, representing 0.5% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $82,654,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

39

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Dividends[1]	77,803
Interest[2]	715
Security Lending	2,632
Total Income	81,150
Expenses
The Vanguard Group—Note B
Investment Advisory Services	92
Management and Administrative—Investor Shares	777
Management and Administrative—Institutional Shares	82
Management and Administrative—ETF Shares	1,836
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Institutional Shares	73
Marketing and Distribution—ETF Shares	384
Custodian Fees	1,226
Auditing Fees	29
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	58
Trustees’ Fees and Expenses	3
Total Expenses	4,640
Expenses Paid Indirectly	(34)
Net Expenses	4,606
Net Investment Income	76,544
Realized Net Gain (Loss)
Investment Securities Sold	(36,519)
Foreign Currencies	(930)
Realized Net Gain (Loss)	(37,449)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,570,536)
Foreign Currencies	(28)
Change in Unrealized Appreciation (Depreciation)	(1,570,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,531,469)

1 Dividends are net of foreign withholding taxes of $4,500,000.

2 Interest income from an affiliated company of the fund was $390,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year	March 2,
	Ended	2007[1] to
	October 31,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,544	9,782
Realized Net Gain (Loss)	(37,449)	(1,754)
Change in Unrealized Appreciation (Depreciation)	(1,570,564)	129,109
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,531,469)	137,137
Distributions
Net Investment Income
Investor Shares	(1,923)	—
Institutional Shares	(1,766)	—
ETF Shares	(11,212)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(14,901)	—
Capital Share Transactions
Investor Shares	279,974	189,893
Institutional Shares	563,511	148,203
ETF Shares	1,709,924	963,359
Net Increase (Decrease) from Capital Share Transactions	2,553,409	1,301,455
Total Increase (Decrease)	1,007,039	1,438,592
Net Assets
Beginning of Period	1,438,592	—
End of Period[2]	2,445,631	1,438,592

1 Inception.

2 Net Assets—End of Period includes undistributed net investment income of $70,234,000 and $9,459,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
	Year	March 8,
	Ended	2007[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$24.91	$20.00
Investment Operations
Net Investment Income	.637[2]	.410[2]
Net Realized and Unrealized Gain (Loss) on Investments	(12.592)	4.500
Total from Investment Operations	(11.955)	4.910
Distributions
Dividends from Net Investment Income	(.185)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.185)	—
Net Asset Value, End of Period	$12.77	$24.91

Total Return[3]	–48.32%	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$296	$213
Ratio of Total Expenses to Average Net Assets	0.35%	0.40%[4]
Ratio of Net Investment Income to Average Net Assets	3.24%	2.61%[4]
Portfolio Turnover Rate[5]	7%	10%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.25% transaction fee on purchases through June 26, 2008; the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
	Year	April 30,
	Ended	2007[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$124.76	$107.33
Investment Operations
Net Investment Income	3.323[2]	1.150[2]
Net Realized and Unrealized Gain (Loss) on Investments	(62.979)	16.280
Total from Investment Operations	(59.656)	17.430
Distributions
Dividends from Net Investment Income	(1.044)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.044)	—
Net Asset Value, End of Period	$64.06	$124.76

Total Return[3]	–48.18%	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$448	$157
Ratio of Total Expenses to Average Net Assets	0.10%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	3.49%	2.86%[4]
Portfolio Turnover Rate[5]	7%	10%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.25% transaction fee on purchases through June 26, 2008, or the 2% fee assessed on redemptions of shares held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
	Year	March 2,
	Ended	2007[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$63.32	$49.80
Investment Operations
Net Investment Income	1.705[2]	1.030[2]
Net Realized and Unrealized Gain (Loss) on Investments	(32.015)	12.490
Total from Investment Operations	(30.310)	13.520
Distributions
Dividends from Net Investment Income	(.510)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.510)	—
Net Asset Value, End of Period	$32.50	$63.32

Total Return	–48.23%	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,701	$1,068
Ratio of Total Expenses to Average Net Assets	0.20%	0.25%[3]
Ratio of Net Investment Income to Average Net Assets	3.39%	2.76%[3]
Portfolio Turnover Rate[4]	7%	10%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on its federal income tax returns for all open tax years (tax years ended October 31, 2007–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

45

FTSE All-World ex-US Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $241,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $34,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2008, the fund realized net foreign currency losses of $930,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. The fund’s realized losses for the year ended October 31, 2008, include taxes paid on realized capital gains on Indian securities of $1,000, which are treated as decreases to taxable income; accordingly, these amounts have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2008, the fund realized gains on the sale of passive foreign investment companies of $63,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2008, was $113,000.

46

FTSE All-World ex-US Index Fund

During the year ended October 31, 2008, the fund realized $2,249,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2008, the fund had $71,201,000 of ordinary income available for distribution. The fund had available realized losses of $31,350,000 to offset future net capital gains of $1,431,000 through October 31, 2015, and $29,919,000 through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $3,952,909,000. Net unrealized depreciation of investment securities for tax purposes was $1,445,998,000, consisting of unrealized gains of $17,563,000 on securities that had risen in value since their purchase and $1,463,561,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2008, the fund purchased $2,799,807,000 of investment securities and sold $218,023,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Year Ended	Inception[1] to
	October 31, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	379,549	20,129	206,612	9,294
Issued in Lieu of Cash Distributions	1,746	76	—	—
Redeemed[2]	(101,321)	(5,570)	(16,719)	(746)
Net Increase (Decrease)—Investor Shares	279,974	14,635	189,893	8,548
Institutional Shares
Issued	617,923	6,448	148,203	1,261
Issued in Lieu of Cash Distributions	934	8	—	—
Redeemed[2]	(55,346)	(720)	—	—
Net Increase (Decrease)—Institutional Shares	563,511	5,736	148,203	1,261
ETF Shares
Issued	1,761,621	37,286	963,359	16,872
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(51,697)	(1,800)	—	—
Net Increase (Decrease)—ETF Shares	1,709,924	35,486	963,359	16,872

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

1 Inception was March 8, 2007, for Investor Shares, April 30, 2007, for Institutional Shares, and March 2, 2007, for ETF Shares.

2 Net of redemption fees of $164,000 and $30,000 (fund totals).

47

FTSE All-World ex-US Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	389,299
Level 2—Other significant observable inputs	2,117,612
Level 3—Significant unobservable inputs	—
Total	2,506,911

48

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund (the “Fund”) at October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 2, 2007 (commencement of operations) through October 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2008

Special 2008 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $12,997,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $79,307,000 and foreign taxes paid of $4,282,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2008. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2009.

49

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-t ax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2008. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-t ax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE All-World ex-US Index Fund Investor Shares[1]
Periods Ended October 31, 2008
	One	Since
	Year	Inception[2]
Returns Before Taxes	–48.32%	–23.44%
Returns After Taxes on Distributions	–48.37	–23.49
Returns After Taxes on Distributions and Sale of Fund Shares	–31.22	–19.55

1 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Inception date for Investor Shares is March 8, 2007.

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended October 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
FTSE All-World ex-US Index Fund	4/30/2008	10/31/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$572.90	$1.39
Institutional Shares	1,000.00	573.50	0.40
ETF Shares	1,000.00	573.29	0.79
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.44	$1.79
Institutional Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.20	1.02

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.35% for Investor Shares, 0.10% for Institutional Shares, and 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

51

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 2% fee on redemptions of shares held for less than two months, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

52

Glossary

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/
Trustee Since May 1987;	Trustee of The Vanguard Group, Inc., and of each of the investment companies served
Chairman of the Board	by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group
156 Vanguard Funds Overseen	and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Chief Financial Officer	Treasurer of each of the investment companies served by The Vanguard Group; Chief
Since September 2008	Financial Officer of each of the investment companies served by The Vanguard
Treasurer Since July 1998	Group since 2008.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director,
Chief Executive Officer	and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and
Since August 31, 2008	President of each of the investment companies served by The Vanguard Group since
President Since March 2008	2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard
156 Vanguard Funds Overseen	Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group and of each of the investment companies served by The Vanguard
Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Ralph K. Packard	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	James M. Norris	Glenn W. Reed

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
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Vanguard Marketing Corporation, Distributor.

Q7700 122008

Vanguard International Stock Index Funds Annual Report

October 31, 2008

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard Developed Markets Index Fund

Vanguard Institutional Developed Markets Index Fund

>

For the fiscal year ended October 31, 2008, returns for the Vanguard International Stock Index Funds were sharply lower across the board. A rising U.S. dollar against most currencies further lowered returns for U.S. investors.

>	The funds tracked their benchmarks and delivered returns that surpassed the average returns of their mutual fund peers.
>	A global credit crisis and fears of a global economic slowdown drove down stock values worldwide.

Contents

Your Fund’s Total Returns	1
President’s Letter	4
European Stock Index Fund	11
Pacific Stock Index Fund	36
Emerging Markets Stock Index Fund	61
Developed Markets Index Fund	92
Institutional Developed Markets Index Fund	101
Your Fund’s After-Tax Returns	112
About Your Fund’s Expenses	114
Glossary	117

European Stock Index Fund

Pacific Stock Index Fund

Emerging Markets Stock Index Fund

Developed Markets Index Fund

Institutional Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard European Stock Index Fund
Investor Shares	VEURX	–47.80%
Admiral™ Shares[1]	VEUSX	–47.74
Signal® Shares[2]	VESSX	–47.74
Institutional Shares[3]	VESIX	–47.72
ETF Shares[4]	VGK
Market Price		–47.28
Net Asset Value		–47.73
MSCI Europe Index		–48.02
Average European Region Fund[5]		–49.48

Vanguard Pacific Stock Index Fund
Investor Shares	VPACX	–42.71%
Admiral Shares[1]	VPADX	–42.62
Signal Shares[2]	VPASX	–42.61
Institutional Shares[3]	VPKIX	–42.62
ETF Shares[4]	VPL
Market Price		–42.40
Net Asset Value		–42.61
MSCI Pacific Index		–43.49
Average Japan/Pacific Region Fund[5]		–46.22

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	VEIEX	–56.66%
Admiral Shares[1]	VEMAX	–56.63
Signal Shares[2]	VERSX	–56.64
Institutional Shares[3]	VEMIX	–56.61
ETF Shares[4]	VWO
Market Price		–56.74
Net Asset Value		–56.62
MSCI Emerging Markets Index		–56.35
Average Emerging Markets Fund[5]		–57.30

Vanguard Developed Markets Index Fund	VDMIX	–46.24%
MSCI EAFE Index		–46.62
Average International Fund[5]		–47.97

Vanguard Institutional Developed Markets Index Fund	VIDMX	–46.12%
MSCI EAFE Index		–46.62
Average International Fund[5]		–47.97

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

October 31, 2007–October 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
European Stock Index Fund
Investor Shares	$43.43	$21.99	$1.215	$0.000
Admiral Shares	102.09	51.71	2.939	0.000
Signal Shares	39.50	20.01	1.129	0.000
Institutional Shares	43.51	22.04	1.261	0.000
ETF Shares	81.66	41.37	2.356	0.000
Pacific Stock Index Fund
Investor Shares	$14.19	$7.94	$0.303	$0.000
Admiral Shares	92.94	52.04	2.060	0.000
Signal Shares	32.28	18.08	0.709	0.000
Institutional Shares	14.22	7.96	0.318	0.000
ETF Shares	75.17	42.10	1.669	0.000
Emerging Markets Stock Index Fund
Investor Shares	$36.78	$15.66	$0.587	$0.000
Admiral Shares	48.47	20.63	0.820	0.000
Signal Shares	46.61	19.85	0.760	0.000
Institutional Shares	36.90	15.71	0.632	0.000
ETF Shares[1]	58.31	24.83	0.985	0.000
Developed Markets Index Fund	$14.91	$7.79	$0.387	$0.005
Institutional Developed Markets Index Fund	$14.79	$7.74	$0.396	$0.000

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.

President’s Letter

Dear Shareholder,

After several years of generous returns, international markets dropped sharply during the past 12 months as a global credit crisis caused investors to pull back from riskier investments such as stocks. The bear market spared no country, but emerging markets suffered the most, as Vanguard Emerging Markets Stock Index Fund returned –56.66% for Investor Shares.

Losses in Europe and the Pacific region were a bit less severe, but still deep, as Vanguard European Stock Index Fund lost –47.80% and Vanguard Pacific Stock Index Fund retreated –42.71% (Investor Shares). Vanguard Developed Markets Index Fund and its institutional counterpart, which invest in the European and Pacific funds in market-weighted proportions, posted similar results.

These results for the Vanguard International Stock Index Funds (the Emerging Markets Stock Index Fund excepted) slightly exceeded the returns of their respective benchmark indexes because of short-term discrepancies that arose from fair-value pricing, which is described more fully later in this letter. The funds’ performances were also slightly better than the average returns of their peer groups.

Please note that the ETF Shares of the Emerging Markets Stock Index Fund underwent a 2-for-1 split in June. If you own one or more of the funds in a taxable account, you may wish to review the details of the funds’ after-tax returns on page 112.

Stock prices fell sharply in global upheaval

Global stock markets started the 12-month period near all-time highs but then declined sharply, laid low by the financial crisis that originated in the fixed income markets. The descent traced a series of jagged ups and downs. During the week ended October 10, for example, the U.S. stock market returned about –18%. When Wall Street opened the following Monday, stocks surged, returning more than 10% over the next six-and-a-half hours.

For the full 12 months, the broad U.S. stock market returned –36.43%; international stocks returned –48.27%. The pain was especially acute in emerging markets—among the strongest performers in recent years—as investors became increasingly risk-averse.

Bond market averages masked disparate returns

The broad U.S. taxable bond market registered an unremarkable return of 0.30% for the 12 months, but by its own typically sedate standards, the dislocations were extreme. The strong performance of U.S. Treasury and government securities was offset by double-digit declines in the corporate bond market. These dynamics led to unusually large differences between the yields of Treasuries and their corresponding private sector securities—both a reflection and a cause of the credit market’s distress. Despite their generally high creditworthiness, municipal bonds also fell in price, with the broad tax-exempt market registering a 12-month return of –3.30%.

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2008
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	–48.27%	–3.93%	5.05%
Russell 1000 Index (Large-caps)	–36.80	–5.51	0.37
Russell 2000 Index (Small-caps)	–34.16	–4.79	1.57
Dow Jones Wilshire 5000 Index (Entire market)	–36.43	–5.10	0.81

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.30%	3.60%	3.48%
Lehman Municipal Bond Index	–3.30	1.71	2.73
Citigroup 3-Month Treasury Bill Index	2.31	3.93	3.10

CPI
Consumer Price Index	3.66%	2.83%	3.20%

Expense Ratios
Your Fund Compared With Its Peer Group
	Fund	Acquired Fund	Peer-Group
	Expense	Fees and	Expense
	Ratio[1]	Expenses[2]	Ratio[3]
European Stock Index Fund
Investor Shares	0.22%	—	1.35%
Admiral Shares	0.12	—	1.35
Signal Shares	0.12	—	1.35
Institutional Shares	0.09	—	1.35
ETF Shares	0.12	—	1.35
Pacific Stock Index Fund
Investor Shares	0.22%	—	1.58%
Admiral Shares	0.12	—	1.58
Signal Shares	0.12	—	1.58
Institutional Shares	0.09	—	1.58
ETF Shares	0.12	—	1.58
Emerging Markets Stock Index Fund
Investor Shares	0.37%	—	1.80%
Admiral Shares	0.25	—	1.80
Signal Shares	0.25	—	1.80
Institutional Shares	0.20	—	1.80
ETF Shares	0.25	—	1.80
Developed Markets Index Fund	—	0.22%	1.48%
Institutional Developed Markets Index Fund	—	0.09%	1.48%

1 The fund expense ratios shown are from the prospectus dated August 29, 2008. For the fiscal year ended October 31, 2008, the European Stock Index Fund’s expense ratios were 0.22% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares. The Pacific Stock Index Fund’s expense ratios were 0.22% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares. The Emerging Markets Stock Index Fund’s expense ratios were 0.32% for Investor Shares, 0.20% for Admiral Shares, 0.20% for Signal Shares, 0.15% for Institutional Shares, and 0.20% for ETF Shares.

2 This figure—drawn from the prospectus dated October 14, 2008, for the Developed Markets Index Fund and February 27, 2008, for the Institutional Developed Markets Index Fund—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the funds invest. The Developed Markets Index Fund and Institutional Developed Markets Index Fund do not charge any expenses or fees of their own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses were 0.22% for the Developed Markets Index Fund and 0.09% for the Institutional Developed Markets Index Fund.

3 Peer groups are: for the European Stock Index Fund, the Average European Region Fund; for the Pacific Stock Index Fund, the Average Japan/Pacific Region Fund; for the Emerging Markets Stock Index Fund, the Average Emerging Markets Fund; and for the two other funds, the Average International Fund. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

The U.S. Federal Reserve Board responded to the turmoil with new lending programs and a dramatic easing of monetary policy. Over the full 12 months, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

Investors turned bearish in every corner of the globe

This report includes three distinct regional index funds—European, Pacific, and Emerging Markets. It also includes two funds-of-funds, the Developed Markets Index Fund and its institutional counterpart (available at a minimum initial investment of $5 million). Both invest in the European and Pacific funds in market-weighted proportions.

Vanguard Total International Stock Index Fund, which previously was included in this report and invests in European, Pacific, and emerging markets, now issues its own report.

The European Stock Index Fund’s Investor Shares lost –47.80% for the fiscal period. Each of the region’s three largest markets, the United Kingdom, France, and Germany, which together represent more than half of the index, posted similar losses. Switz-erland (–32%) was the only market that didn’t fall by at least a third.

Owing to credit woes, the worst damage came from financials (–60%), the largest European sector, which represented on average about a quarter of the region’s market value. As in the United States, banks suffered from exposure to problematic debt securities linked to falling U.S. home values.

Most other industries fell between –33% (consumer staples) and –56% (industrials). The sector that suffered the least was health care (–19%). The decline of the euro (–10%) and British pound (–25%)

Total Returns
Ten Years Ended October 31, 2008[1]
		Average Annual Return
			Average
	Vanguard	Target	Competing
Index Fund	Fund	Index	Fund[2]
European Stock Investor Shares	1.69%	1.53%	1.94%
Pacific Stock Investor Shares	2.16	2.05	1.62
Emerging Markets Stock Investor Shares	9.24	9.39	9.08
Developed Markets	–0.97	–1.12	–1.92
Institutional Developed Markets	–0.94	–1.12	–2.03

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Since inception for the Developed Markets Index Fund (May 8, 2000) and the Institutional Developed Markets Index Fund (June 1, 2000).

2 Derived from data provided by Lipper Inc. against the U.S. dollar in currency markets during the fiscal year amplified losses for U.S.-based investors.

Pacific region losses were also severe

The Pacific Stock Index Fund’s Investor Shares returned –42.71% for the period. Japan, by far the largest market in the region, retreated –37% in U.S. dollar terms, a less severe loss than that experienced by Japanese investors given that the Japanese yen rose nearly 17% against the dollar during the period.

The other major Pacific markets—Australia, Hong Kong, and Singapore—lost more than half their value. As with other markets around the world, financial stocks (–50%), representing the region’s largest sector, were the leading cause of the losses.

Other sectors in the region faced similar headwinds during the global slowdown. In terms of negative impact on the fund, industrials (–47%) and materials (–54%) were most prominent. Consumer staples (–27%), typically less volatile during bear markets, and health care (–21%) were least affected by the downdraft.

Emerging markets suffered the most during the period

True to their more volatile reputation, emerging markets lost the most among international stocks during the period after stellar gains in recent years. The Emerging Markets Stock Index Fund’s Investor Shares fell –56.66%, with South Korea (–60%) and China (–68%) pulling the fund down the most. But no country was spared outsized losses, including Brazil (–54%), Taiwan (–49%), India (–62%), and Russia (–61%).

A quarter of the fund’s loss came from troubled financials, as commercial banks, brokerages, and other financial firms grappled with the unprecedented global credit squeeze. The energy sector (–57%), including coal companies and those active in oil and gas exploration and refining in Brazil, China, and Russia, was hit by rapidly falling energy prices as commodity markets anticipated slowing energy demand worldwide.

The Developed Markets Index Fund and the Institutional Developed Markets Index Fund are funds-of-funds that hold market-based weightings in the European and Pacific markets. Thus, their results were in line with proportional returns from those markets, with the two funds losing –46.24% and –46.12%, respectively.

The funds’ long-term performance is in line with the markets’

As the table on page 7 shows, the Vanguard International Stock Index Funds have met their objective of tracking their respective benchmarks over the past decade, with differences between fund and index returns of no more than 0.20 percentage point. And except for the European Stock Index Fund, their returns have also surpassed the average annual returns of their respective peer groups since inception or for the ten years ended October 31, 2008.

As noted earlier, the returns of the funds (except for the Emerging Markets Stock Index Fund) were slightly better than those of their target indexes for the past 12 months and, indeed, for the longer period shown on page 7. These differences were partly the result of fair-value pricing, which allows the funds to calculate their net asset values based on real-time developments not reflected in closing prices set in overseas markets that operate in different time zones. When fair-value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index. This discrepancy corrects itself when market prices reflect fair value, usually the next day.

An index fund’s performance may also differ slightly from the return of its target benchmark because the fund may hold a slightly different roster of securities than those listed in the benchmark. Of course, the most consistent performance divergence arises from the operating costs incurred by an index fund—costs not present in the return from a benchmark.

Vanguard’s Quantitative Equity Group has managed index funds for more than three decades. Its disciplined execution of the funds’ indexing mandates, combined with the funds’ extremely low costs, can help you execute a long-term strategy of seeking to capture nearly all of the returns from international markets.

International investing still offers valuable diversification

After enjoying several years of strong returns with few bumps along the way, investors in international stocks were harshly reminded in the past year that a bear market can come at any time—and once in a while it can come with unusual severity. Such was the case with the credit crisis of 2008, with repercussions that unsettled even the most seasoned investors.

Nevertheless, the dramatic increase of international commerce in recent years, particularly in less developed nations, continues to offer long-term growth possibilities for patient investors.

That is why it is important to have a well-thought-out investment strategy based on a diversified mix of stock, bond, and money market mutual funds that fits your goals, time horizon, and risk tolerance. For those who can tolerate the extra volatility that sometimes comes with overseas investing, the International Stock Index Funds remain a cost-effective way to add an extra element of diversification to your portfolio and thus help you maintain a durable long-term investment plan.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

November 17, 2008

Vanguard European ETF
Premium/Discount: March 4, 2005[1]–October 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	251	27.14%	80	8.65%
25–49.9	273	29.51	11	1.19
50–74.9	160	17.30	5	0.54
75–100.0	85	9.19	1	0.11
>100.0	56	6.05	3	0.32
Total	825	89.19%	100	10.81%

Vanguard Pacific ETF
Premium/Discount: March 4, 2005[1]–October 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	250	27.02%	127	13.73%
25–49.9	217	23.46	35	3.78
50–74.9	140	15.14	2	0.22
75–100.0	76	8.22	6	0.65
>100.0	69	7.46	3	0.32
Total	752	81.30%	173	18.70%

Vanguard Emerging Markets ETF
Premium/Discount: March 4, 2005[1]–October 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	160	17.30%	97	10.48%
25–49.9	189	20.43	48	5.19
50–74.9	172	18.59	28	3.03
75–100.0	102	11.03	21	2.27
>100.0	80	8.65	28	3.03
Total	703	76.00%	222	24.00%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

European Stock Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	530	513	1,898
Turnover Rate	15%	—	—
Expense Ratio
(10/31/2007)[3]		—	—
Investor Shares	0.22%
Admiral Shares	0.12%
Signal Shares	0.12%
Institutional Shares	0.09%
ETF Shares	0.12%
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.7%	8.5%	9.0%
Consumer Staples	11.7	11.8	9.9
Energy	12.2	12.2	12.0
Financials	22.3	22.4	21.4
Health Care	11.7	11.7	9.7
Industrials	8.6	8.6	10.0
Information Technology	2.9	2.9	9.1
Materials	7.2	7.2	7.4
Telecommunication
Services	7.2	7.2	6.0
Utilities	7.5	7.5	5.5

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.95
Beta	0.98	0.93

Ten Largest Holdings[5] (% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	3.3%
BP PLC	integrated oil
	and gas	2.9
Nestle SA (Registered)	packaged foods
	and meats	2.9
HSBC Holdings PLC	diversified banks	2.7
Novartis AG (Registered)	pharmaceuticals	2.3
Total SA	integrated oil
	and gas	2.2
Roche Holdings AG	pharmaceuticals	2.0
GlaxoSmithKline PLC	pharmaceuticals	2.0
Vodafone Group PLC	wireless
	telecommunication
	services	1.9
Volkswagen AG	automobile
	manufacturers	1.9
Top Ten		24.1%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
United Kingdom	32.3%	32.7%
France	15.4	15.9
Germany	13.0	12.9
Switzerland	12.8	12.7
Spain	6.0	6.0
Italy	5.3	5.3
Netherlands	3.7	3.6
Sweden	2.9	2.9
Finland	2.1	2.2
Denmark	1.3	1.3
Belgium	1.1	1.1
Norway	1.1	1.1
Other European Countries	3.0	2.3

1 MSCI Europe Index.

2 MSCI All Country World Index ex USA.

3 The expense ratios shown are from the prospectus dated August 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.22% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

5 The holdings listed exclude any temporary cash investments and equity index products.

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended October 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
European Stock Index Fund Investor Shares[1]	–47.80%	4.57%	1.69%	$11,824
MSCI All Country World Index ex USA	–48.27	5.05	3.19	13,692
MSCI Europe Index	–48.02	4.42	1.53	11,635
Average European Region Fund[2]	–49.48	4.13	1.94	12,122

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
European Stock Index Fund Admiral Shares[1]	–47.74%	4.67%	2.96%	$123,435
MSCI All Country World Index ex USA	–48.27	5.05	4.22	134,713
MSCI Europe Index	–48.02	4.42	2.75	121,628

			Final Value of
		Since	a $10,000,000
	One Year	Inception[3]	Investment
European Stock Index Fund Signal Shares[1]	–47.74%	–16.05%	$6,962,972
MSCI All Country World Index ex USA	–48.27	–15.28	7,096,378
MSCI Europe Index	–48.02	16.40	6,902,538

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the fund and its comparative standards is calculated since the following inception dates: August 13, 2001, for the Admiral Shares and October 6, 2006, for the Signal Shares.

European Stock Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
European Stock Index Fund Institutional Shares[2]	–47.72%	4.72%	–0.15%	$4,936,145
MSCI All Country World Index ex USA	–48.27	5.05	0.49	5,212,137
MSCI Europe Index	–48.02	4.42	–0.37	4,847,388

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
European Stock Index Fund ETF Shares Net Asset Value	–47.73%	–3.35%	$8,828
MSCI All Country World Index ex USA	–48.27	–2.35	9,168
MSCI Europe Index	–48.02	–3.65	8,727

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2008
		Since
	One Year	Inception[1]
European Stock Index Fund ETF Shares Market Price	–47.28%	–10.83%
European Stock Index Fund ETF Shares Net Asset Value	–47.73	–11.72
MSCI Europe Index	–48.02	–12.73

1 Performance for the fund and its comparative standards is calculated since the following inception dates: May 15, 2000, for the Institutional Shares and March 4, 2005, for the ETF Shares.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
European Stock Index Fund
Investor Shares[1]	6/18/1990	–30.04%	11.26%	5.01%
Admiral Shares[1]	8/13/2001	–29.99	11.36	6.60[2]
Signal Shares[1]	10/6/2006	–29.98	–5.72[2]	—
Institutional Shares[1]	5/15/2000	–29.97	11.41	2.81[2]
ETF Shares	3/4/2005			—
Market Price		–29.29	3.72[2]	—
Net Asset Value		–29.98	3.43[2]	—

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

European Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Austria (0.6%)
	OMV AG	541,937	17,347
^	Erste Bank der
	Oesterreichischen
	Sparkassen AG	617,659	16,467
	Telekom Austria AG	1,133,107	13,923
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	252,692	11,954
	Voestalpine AG	379,871	9,270
	Raiffeisen International
	Bank-Holding AG	174,078	5,478
	Wienerberger AG	274,945	4,564
*	Atrium European
	Real Estate	998,913	4,542
	Andritz AG	124,822	3,555
	Vienna Insurance Group	122,666	3,311
	Strabag SE	163,770	3,206
*	IMMOFINANZ AG	1,465,265	1,634
*	IMMOEAST Immobilien
	Anlagen AG	1,330,952	1,605
			96,856
Belgium (1.1%)
^	InBev NV	606,503	24,462
	KBC Bank &
	Verzekerings Holding	522,976	22,484
	Groupe Bruxelles
	Lambert SA	264,070	19,399
	Belgacom SA	553,444	18,936
	Delhaize Group	326,858	18,382
	Solvay SA	194,250	18,068
	Colruyt NV	54,325	12,210
^	Dexia	1,743,399	9,273
	UCB SA	331,810	8,446
^	Fortis	7,230,107	8,377
	Umicore	402,363	7,196
	Compagnie Nationale a
	Portefeuille	127,975	6,921

			Market
			Value•
		Shares	($000)
	Mobistar SA	101,710	6,749
	KBC Ancora	99,989	2,972
			183,875
Denmark (1.3%)
	Novo Nordisk A/S
	B Shares	1,500,382	80,425
*	Vestas Wind Systems A/S	607,475	24,882
	Danske Bank A/S	1,479,595	21,903
	AP Moller-Maersk A/S
	B Shares	3,584	20,626
	Novozymes A/S	151,103	10,667
	AP Moller-Maersk A/S
	A Shares	1,805	10,524
	Carlsberg A/S B Shares	231,276	9,105
^	DSV A/S	631,217	7,584
	Danisco A/S	159,675	6,918
^	FLS Industries A/S
	B Shares	174,427	6,506
	Coloplast A/S B Shares	80,247	5,819
*	Topdanmark A/S	51,456	5,559
^	Trygvesta A/S	89,445	5,378
*	Jyske Bank A/S	165,713	4,895
	Sydbank A/S	204,547	3,179
^,*	William Demant A/S	77,995	2,984
^	Rockwool International A/S	26,738	1,798
			228,752
Finland (2.1%)
	Nokia Oyj	12,431,942	190,435
	Fortum Oyj	1,451,547	35,673
	Sampo Oyj A Shares	1,400,647	28,069
	UPM-Kymmene Oyj	1,705,266	24,113
	Stora Enso Oyj R Shares	1,895,807	17,630
	Kone Oyj	500,352	11,196
	Wartsila Oyj B Shares	273,965	6,941
	Elisa Oyj Class A	458,033	6,890
	Neste Oil Oyj	418,260	6,616
	Metso Oyj	423,100	5,623
	Kesko Oyj	217,188	5,084
	Pohjola Bank PLC	369,044	4,965
	Nokian Renkaat Oyj	350,245	4,579

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Rautaruuki Oyj	270,123	4,408
	Orion Oyj	283,516	4,166
^	Sanoma Oyj	269,766	4,129
	Outokumpu Oyj A Shares	376,772	3,904
^	YIT Oyj	420,880	2,621
	Cargotec Corp.	112,023	1,551
			368,593
France (15.2%)
	Total SA	7,067,224	388,793
	Sanofi-Aventis	3,440,561	217,984
	BNP Paribas SA	2,666,717	192,541
	Gaz de France	3,584,919	159,578
	France Telecom SA	5,986,774	150,960
	Vivendi SA	3,811,913	99,640
	AXA	5,062,423	96,713
	Carrefour SA	2,075,118	87,663
	Societe Generale Class A	1,526,648	83,210
	Groupe Danone	1,428,888	79,562
	Air Liquide SA	807,617	69,693
	L’Oreal SA	799,359	60,531
	LVMH Louis Vuitton
	Moet Hennessy	801,325	53,323
	Vinci SA	1,357,124	48,839
	Schneider Electric SA	722,352	43,296
	Credit Agricole SA	2,912,674	42,138
	Unibail Co.	267,503	40,121
	Electricite de France	655,483	39,384
	Cie. de St. Gobain SA	928,653	35,834
	Pernod Ricard SA	538,073	35,039
	Alstom	696,026	34,498
	Bouygues SA	797,782	33,970
	Lafarge SA	479,870	31,723
	Veolia Environnement	1,234,536	30,594
	Essilor International SA	656,738	29,460
^	Hermes International	225,695	29,130
	Accor SA	640,235	24,909
	Compagnie Generale
	des Etablissements
	Michelin SA	472,249	24,307
*	Alcatel-Lucent	7,595,861	19,614
	Vallourec SA	173,276	19,382
	Renault SA	604,441	18,525
	STMicroelectronics NV	2,227,863	18,314
*	Suez Environnement SA	884,230	16,905
	Pinault-Printemps-Redoute
	SA	250,907	15,990
	Lagardere S.C.A.	393,128	15,631
	Sodexho Alliance SA	311,912	14,976
	Cap Gemini SA	451,488	14,547
	PSA Peugeot Citroen	497,864	13,285
	Thales SA	292,651	11,743
	Christian Dior SA	178,907	10,839
	Technip SA	336,491	10,076
	Casino Guichard-Perrachon
	SA	143,653	10,042
	CNP Assurances	122,638	9,882

			Market
			Value•
		Shares	($000)
	Publicis Groupe SA	410,989	9,289
	SCOR SA	564,904	9,255
	Neopost SA	104,633	8,760
^	Dassault Systemes SA	208,336	8,626
	Safran SA	615,472	7,811
	Natixis	3,184,064	7,051
*	Compagnie Generale
	de Geophysique SA	426,135	6,890
	Air France	437,379	6,302
*	Eutelsat Communications	290,614	6,238
	Aeroports de Paris (ADP)	95,771	5,700
	Zodiac SA	137,836	5,390
	Klepierre	233,888	5,387
	Atos Origin SA	225,237	5,230
	Legrand SA	302,866	5,040
^	Societe Television
	Francaise 1	391,067	5,014
	Eurazeo	82,491	4,967
	Bureau Veritas SA	134,243	4,786
^	Eiffage SA	123,396	4,741
	Societe BIC SA	87,867	4,641
^	Valeo SA	245,728	4,280
	Imerys SA	93,909	4,275
^	Wendel Investissement	89,296	4,266
	ICADE	65,764	3,931
^	PagesJaunes SA	405,532	3,845
^	JCDecaux SA	212,223	3,688
	Gecina SA	50,189	3,485
	Eramet SLN	16,541	3,353
	M6 Metropole Television	206,356	3,250
			2,638,675
Germany (12.9%)
^	Volkswagen AG	473,445	301,282
	E.On AG	6,218,765	233,047
	Siemens AG	2,840,980	167,066
	Bayer AG	2,500,528	136,882
	Deutsche Telekom AG	9,273,920	136,058
	RWE AG	1,455,227	119,301
	Allianz AG	1,479,714	108,596
	BASF AG	3,095,110	102,181
	SAP AG	2,854,837	99,951
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	675,183	87,652
	Daimler AG (Registered)	2,511,541	85,141
	Deutsche Bank AG	1,772,962	66,232
	Deutsche Boerse AG	637,973	49,893
	Linde AG	438,696	36,299
	Continental AG
	Acceptance Line	484,850	34,540
	Deutsche Post AG	2,766,157	30,330
	Fresenius Medical Care
	AG	623,217	27,610
	Bayerische Motoren
	Werke AG	1,083,250	27,470

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Porsche AG	285,684	24,968
	Commerzbank AG	2,245,135	23,896
	Adidas AG	666,554	23,154
	ThyssenKrupp AG	1,181,415	22,377
	Volkswagen AG Pfd.	345,289	21,292
	K&S AG	487,570	18,887
	Merck KGaA	211,022	18,641
	Man AG	347,637	16,997
	Henkel AG & Co. KGaA	585,615	16,736
	Fresenius AG Pfd.	263,297	16,714
	Beiersdorf AG	287,045	14,979
	Metro AG	373,755	11,918
	DaimlerChrysler AG	327,337	11,293
	Henkel KGaA	426,987	10,441
	Deutsche Lufthansa AG	749,417	10,380
	Salzgitter AG	133,687	8,608
^	TUI AG	699,731	8,451
	Celesio AG	277,931	8,170
	RWE AG Pfd.	126,372	7,891
*	Q-Cells AG	195,388	7,737
*	Infineon Technologies AG	2,443,705	7,568
^	Solarworld AG	271,643	6,686
^	HeidelbergCement AG	82,364	6,117
	Wacker Chemie AG	51,710	5,588
	Bilfinger Berger AG	122,964	5,540
	Fresenius AS	93,136	5,449
^	Deutsche Postbank AG	268,603	5,409
	Hannover
	Rueckversicherung AG	200,424	4,962
	Hochtief AG	135,203	4,149
	Fraport AG	121,722	3,899
*	United Internet AG	417,737	3,696
	Rheinmetall AG	114,951	3,500
	Puma AG	20,402	3,399
^	Hypo Real Estate Holding
	AG	516,566	3,364
	Bayerische Motoren Werke
	(BMW)	166,088	3,320
	Hamburger Hafen
	und Logistik AG	81,289	2,759
	IVG Immobilien AG	296,255	1,940
^,*	Arcandor AG	372,475	870
^	ProSieben Sat.1 Media AG	258,624	765
^	Continental AG	2,378	101
			2,232,142
Greece (0.8%)
	National Bank of Greece
	SA	1,349,401	29,644
	Alpha Credit Bank SA	1,239,359	18,095
	Greek Organization of
	Football Prognostics	729,090	15,919
	Bank of Piraeus	1,019,833	12,937
	EFG Eurobank Ergasias	1,031,126	11,208
	Hellenic
	Telecommunications
	Organization SA	622,527	8,786

			Market
			Value•
		Shares	($000)
	Marfin Financial Group
	SA	1,974,640	8,693
	Coca-Cola Hellenic
	Bottling Co. SA	537,115	7,496
	GEA Group AG	487,105	6,995
	National Bank of Greece
	SA ADR	1,379,083	6,027
	Public Power Corp.	339,494	4,198
	Hellenic
	Telecommunications
	Organization SA ADR	516,570	3,750
	Hellenic Petroleum SA	389,295	3,225
	Titan Cement Co. SA	184,670	3,154
			140,127
Ireland (0.6%)
	CRH PLC	1,756,106	38,585
	Allied Irish Banks PLC	2,867,306	15,273
*	Elan Corp. PLC	1,550,298	11,697
	Kerry Group PLC
	A Shares	460,036	10,251
	Bank of Ireland	3,279,465	9,683
^	Anglo Irish Bank Corp.
	PLC	2,444,939	7,848
*	Ryanair Holdings PLC
	ADR	161,755	3,602
	Irish Life & Permanent PLC	866,373	2,964
*	Ryanair Holdings PLC	357,520	1,246
			101,149
Italy (5.3%)
	Eni SpA	8,516,877	203,282
	Enel SpA	14,165,636	94,772
	Intesa Sanpaolo SpA	25,195,698	92,214
	UniCredit SpA	37,105,117	90,834
	Assicurazioni Generali
	SpA	3,459,783	87,373
	Telecom Italia SpA	32,830,147	37,714
	Unione Di
	Banche Italiane ScpA	1,986,838	33,518
	Banco Popolare SpA	2,094,722	26,132
	Fiat SpA	2,317,453	18,389
	Mediobanca Banca di
	Credito Finanziaria SpA	1,609,904	18,380
	Telecom Italia SpA RNC	19,764,142	16,632
	Saipem SpA	862,007	16,202
	Banca Monte dei Paschi
	di Siena SpA	8,089,039	15,705
	Atlantia SpA	839,133	15,359
	Mediaset SpA	2,509,537	13,634
	Snam Rete Gas SpA	2,567,396	12,996
	Terna SpA	3,935,540	12,693
	Finmeccanica SpA	984,752	12,213
	Parmalat SpA	5,505,962	9,667
	Alleanza Assicurazioni
	SpA	1,376,767	9,178
	Luxottica Group SpA	453,474	9,164

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Intesa Sanpaolo SpA
	Non Convertible Risp.	2,885,324	8,564
	Banca Popolare di Milano
	SpA	1,285,151	7,521
	A2A SpA	4,070,374	7,419
	Banca Carige SpA	2,351,971	5,028
	Lottomatica SpA	200,992	4,693
	Prysmian SpA	358,881	4,354
	Fondiari-Sai SpA	227,980	4,283
	Unipol Gruppo Finanziario
	SpA	2,206,084	3,914
	Bulgari SpA	499,865	3,738
	Unipol Gruppo Finanziario
	SpA Pfd.	3,049,854	3,347
	IFIL Investments SpA	988,473	3,065
	Pirelli & C. Accomandita
	per Azioni SpA	8,438,712	2,975
	Mediolanum SpA	701,564	2,751
	Italcementi SpA	227,872	2,656
	Autogrill SpA	324,934	2,597
	Italcementi SpA Risp.	338,104	2,353
*	IFI-Istituto Finanziario
	Industriale SpA	226,075	1,974
*	Finmeccanica SpA
	Rights Exp. 11/7/08	937,309	382
			917,665
Luxembourg (0.6%)
	ArcelorMittal
	(Paris Shares)	2,843,784	73,965
	SES Global Fiduciary
	Depositary Receipts	989,272	17,797
	Millicom International
	Cellular SA	231,749	8,571
	Acergy SA	629,485	4,257
			104,590
Netherlands (3.7%)
	Unilever NV	5,329,342	128,434
	Koninklijke KPN NV	5,897,571	83,057
	Koninklijke (Royal)
	Philips Electronics NV	3,366,016	62,203
	ING Groep NV	6,240,706	58,540
	Koninklijke Ahold NV	3,899,935	41,867
	Akzo Nobel NV	889,484	36,972
	Reed Elsevier NV	2,052,068	27,428
	Heineken NV	801,456	27,036
	TNT NV	1,240,995	26,190
	ASML Holding NV	1,378,420	24,131
	Aegon NV	4,562,166	18,957
^	European Aeronautic
	Defence and Space Co.	1,060,736	17,643
	Wolters Kluwer NV	972,574	17,217
	Koninklijke DSM NV	444,346	12,374
	Heineken Holding NV	360,885	10,956
	SBM Offshore NV	467,337	8,221
	Corio NV	142,289	7,604
	Fugro NV	191,349	6,838

			Market
			Value•
		Shares	($000)
	Randstad Holding NV	319,907	6,218
	Koninklijke Boskalis
	Westminster NV	179,098	5,913
	SNS REAAL	419,765	3,079
^,*	TomTom NV	194,425	1,482
	ASML Holding NV
	(New York Shares)	34,293	602
	Aegon NV (New York) ARS	3,320	14
			632,976
Norway (1.1%)
	StatoilHydro ASA	4,198,527	84,448
	Orkla ASA	2,711,944	18,054
	Telenor ASA	2,741,223	16,357
	DnB NOR ASA	2,396,241	13,887
	Yara International ASA	622,672	13,009
	Norsk Hydro ASA	2,255,503	9,424
	Seadrill Ltd.	909,583	8,757
^	Frontline Ltd.	172,000	5,350
^,*	Renewable Energy Corp.
	AS	488,200	4,606
	Storebrand ASA	1,278,459	3,030
	Aker Solutions ASA	527,145	2,883
*	Petroleum Geo-Services
	ASA	542,477	2,701
			182,506
Portugal (0.4%)
	Electricidade de
	Portugal SA	5,984,810	20,385
	Portugal Telecom
	SGPS SA	2,007,779	13,205
^	Banco Comercial
	Portugues SA	7,629,963	8,868
^	Brisa-Auto Estradas de
	Portugal SA	979,314	7,513
	Banco Espirito Santo SA	735,978	7,007
^	Cimpor-Cimento de
	Portugal SA	891,716	4,069
	Jeronimo Martins,
	SGPS, SA	733,322	3,742
	Zon Multimedia Servicos
	de Telecomunicacoes
	e Multimedia SGPS SA	548,772	2,785
	Banco BPI SA	874,411	1,802
	Sonae SGPS SA	2,843,363	1,729
			71,105
Spain (5.9%)
	Telefonica SA	13,792,445	255,366
	Banco Santander
	Central Hispano SA	20,524,656	221,978
	Banco Bilbao Vizcaya
	Argentaria SA	11,648,522	135,197
	Iberdrola SA	11,436,717	82,772
	Repsol YPF SA	2,396,926	45,580
*	Union Fenosa, SA	1,196,281	25,382

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Industria de Diseno Textil
	SA	713,954	24,133
^	ACS, Actividades de
	Contruccion y Servisios,
	SA	636,597	23,636
^	Banco Popular Espanol
	SA	2,590,952	23,579
^	Banco de Sabadell SA	3,003,428	20,486
	Red Electrica de Espana
	SA	352,511	15,451
^	Abertis Infraestructuras
	SA	874,466	15,018
	Enagas SA	585,621	11,442
	Gas Natural SDG SA	367,852	11,322
	Gamesa Corporacion
	Tecnologica SA	600,134	9,839
^	Bankinter SA	860,835	9,289
	Criteria Caixacorp SA	2,768,375	8,959
	Acciona SA	92,900	8,787
*	Iberdrola Renovables	2,745,041	8,351
	Grifols SA	413,082	8,221
^	Zardoya Otis SA	414,946	7,861
^	Corporacion Mapfre SA	2,229,794	7,096
^	Grupo Ferrovial SA	208,326	6,420
^	Cintra Concesiones de
	Infraestructuras de
	Transport SA	709,164	6,309
^	Indra Sistemas, SA	322,039	6,258
^	Fomento de Construc
	y Contra SA	150,120	5,969
^	Acerinox SA	467,286	5,874
	Telefonica SA ADR	87,308	4,846
^,*	Banco Santander SA	403,252	4,431
^	Iberia
	(Linea Aerea Espana)	1,539,517	3,632
^	Gestevision Telecinco SA	353,420	2,838
^	Sacyr Vallehermoso SA	243,285	2,244
^	Promotora de
	Informaciones SA	287,236	1,125
			1,029,691
Sweden (2.9%)
	Telefonaktiebolaget
	LM Ericsson AB
	Class B	9,699,502	66,028
^	Hennes & Mauritz
	AB B Shares	1,672,317	59,968
	Nordea Bank AB	6,803,694	54,532
	TeliaSonera AB	7,348,882	32,333
	Svenska Handelsbanken
	AB A Shares	1,501,424	27,592
	Investor AB B Shares	1,490,700	22,482
	Sandvik AB	3,285,297	21,322
	Volvo AB B Shares	3,553,810	18,571
	Atlas Copco AB A Shares	2,190,072	18,369
^	Skandinaviska Enskilda
	Banken AB A Shares	1,522,997	15,094

			Market
			Value•
		Shares	($000)
	Svenska Cellulosa
	AB B Shares	1,839,478	13,583
	Swedish Match AB	836,994	11,623
	SKF AB B Shares	1,268,101	11,551
	Assa Abloy AB	1,028,571	11,484
	Skanska AB B Shares	1,241,678	10,906
	Securitas AB B Shares	1,028,615	9,876
^	Swedbank AB A Shares	1,174,639	9,707
	Scania AB B Shares	1,168,548	9,604
	Atlas Copco AB B Shares	1,273,595	9,535
	Alfa Laval AB	1,250,704	9,029
	Tele2 AB B Shares	1,005,494	8,580
	Getinge AB B Shares	591,918	8,279
^	Electrolux AB Series B	820,765	7,556
^	Husqvarna AB B Shares	898,089	6,227
	SSAB Svenskt Stal
	AB Series A	581,316	5,878
^	Holmen AB	173,838	4,900
	Modern Times Group
	AB B Shares	165,453	3,550
^,*	Lundin Petroleum AB	703,154	3,357
	SSAB Svenskt Stal
	AB Series B	265,337	2,405
^	Boliden AB	921,095	2,215
			496,136
Switzerland (12.7%)
	Nestle SA (Registered)	12,858,743	500,038
	Novartis AG (Registered)	7,783,387	395,069
	Roche Holdings AG	2,298,344	351,479
*	UBS AG	9,514,695	161,438
	Credit Suisse Group
	(Registered)	3,422,814	127,992
	Zurich Financial Services
	AG	476,200	96,610
	ABB Ltd.	7,198,007	94,446
	Syngenta AG	340,427	63,637
	Swiss Re (Registered)	1,151,061	48,004
	Holcim Ltd. (Registered)	689,946	39,188
*	Compagnie Financiere
	Richemont SA	1,708,168	35,910
	Julius Baer Holding, Ltd.	693,713	27,131
	Synthes, Inc.	194,197	25,060
	Swisscom AG	74,196	22,671
*	Actelion Ltd.	321,017	16,959
	Swatch Group AG (Bearer)	104,047	16,236
	SGS Societe Generale de
	Surveillance Holding
	SA (Registered)	15,328	15,091
	Givaudan SA	21,363	14,557
	Adecco SA (Registered)	401,867	13,980
	Geberit AG	129,576	13,462
	Lonza AG (Registered)	155,862	12,935
	Kuehne &
	Nagel International AG	175,199	10,608
	Swiss Life Holding	114,765	10,341
	Baloise Holdings AG	165,780	8,863

European Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Logitech International SA	567,817	8,465
	Schindler Holding AG
	(Bearer Participation
	Certificates)	167,792	7,264
	Pargesa Holding SA	88,661	6,792
	Nobel Biocare Holding AG	391,223	6,721
	Sonova Holding AG	153,643	6,384
	Lindt & Spruengli AG	2,719	5,849
	Sulzer AG (Registered)	88,009	5,196
	Swatch Group AG
	(Registered)	169,717	4,860
*	Aryzta AG (Ireland Shares)	135,681	4,842
^	Straumann Holding AG	25,815	4,381
*	Aryzta AG	120,510	4,261
	EFG International	170,944	3,680
^,*	OC Oerlikon Corp AG	22,574	1,751
*	UBS AG (New York Shares)	100,268	1,695
			2,193,846
United Kingdom (32.2%)
	BP PLC	58,158,406	474,077
	HSBC Holdings PLC	39,272,586	465,153
	GlaxoSmithKline PLC	17,893,098	343,976
	Vodafone Group PLC	163,507,416	314,542
	Royal Dutch Shell PLC
	Class B	8,961,986	242,975
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	8,492,604	235,389
	AstraZeneca Group PLC	4,763,526	201,871
	BG Group PLC	10,945,624	160,944
	British American Tobacco
	PLC	5,624,275	154,270
	Rio Tinto PLC	3,265,061	152,518
	Tesco PLC	25,690,147	140,759
	Diageo PLC	8,344,153	127,336
	BHP Billiton PLC	7,220,395	122,606
	Anglo American PLC	4,324,974	108,519
	Unilever PLC	4,246,214	95,395
	National Grid Transco
	PLC	8,163,540	91,963
	Imperial Tobacco Group
	PLC	3,324,007	89,088
	Royal Dutch Shell PLC
	Class A	3,111,039	85,475
	Reckitt Benckiser Group
	PLC	1,979,431	83,729
	Standard Chartered PLC	4,646,517	76,793
	Barclays PLC	26,640,814	76,368
	BAE Systems PLC	11,514,840	64,724
	Lloyds TSB Group PLC	19,412,063	62,742
	Royal Bank of
	Scotland Group PLC	54,080,402	59,570
	Centrica PLC	12,053,088	59,227
	Scottish &
	Southern Energy PLC	2,846,290	55,792
	Aviva PLC	8,691,979	51,848

			Market
			Value•
		Shares	($000)
	BT Group PLC	25,280,961	47,504
	SABMiller PLC	2,955,882	46,951
	Prudential PLC	8,145,080	40,915
	Cadbury PLC	4,431,135	40,688
	British Energy Group PLC	3,382,598	40,459
	Xstrata PLC	2,079,175	35,563
	Morrison Supermarkets
	PLC	7,902,909	33,650
	Man Group PLC	5,618,518	32,438
	Reed Elsevier PLC	3,603,325	31,617
	Rolls-Royce Group PLC	5,957,768	31,522
	HBOS PLC	17,679,593	28,949
	BP PLC ADR	575,360	28,595
	Compass Group PLC	6,066,235	28,209
	Standard Life PLC	7,124,413	27,579
	Land Securities Group
	PLC	1,541,072	27,355
	Smith & Nephew PLC	2,905,415	26,603
	Pearson PLC	2,643,786	26,333
*	United Utilities Group
	PLC	2,230,852	25,191
	Shire Ltd.	1,832,864	24,017
	Royal & Sun Alliance
	Insurance Group PLC	10,657,932	23,701
	Legal & General Group
	PLC	19,780,658	22,750
	British Sky
	Broadcasting Group
	PLC	3,729,227	22,694
	Capita Group PLC	1,971,882	20,375
	Tullow Oil PLC	2,357,944	20,025
	Vodafone Group PLC ADR	1,030,225	19,852
	WPP Group PLC	3,244,313	19,407
	Experian Group Ltd.	3,357,547	18,517
	Marks & Spencer Group
	PLC	5,181,283	18,368
	International Power PLC	4,947,354	17,699
	Severn Trent PLC	768,873	16,995
	British Land Co., PLC	1,662,872	16,581
	Smiths Group PLC	1,261,798	16,246
	Cable and Wireless PLC	8,175,900	16,205
	J. Sainsbury PLC	3,420,343	15,625
	Kingfisher PLC	7,717,310	14,244
	Old Mutual PLC	16,362,880	13,250
	Associated British Foods
	PLC	1,161,622	12,998
	Rexam PLC	2,107,372	12,699
	Group 4 Securicor PLC	4,151,079	12,572
	The Sage Group PLC	4,289,767	12,009
	Wolseley PLC	2,171,127	11,882
	Carnival PLC	532,567	11,712
	Cobham PLC	3,732,869	11,345
*	Cairn Energy PLC	431,793	11,187
	Next PLC	651,996	11,082
	3i Group PLC	1,261,866	11,007
	Hammerson PLC	952,930	10,983

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bunzl PLC	1,076,863	10,827
^	Thomson Reuters PLC	614,742	10,651
	Johnson Matthey PLC	696,564	10,484
	FirstGroup PLC	1,581,027	10,433
	Drax Group PLC	1,112,680	10,339
	Lonmin PLC	515,041	9,606
	Serco Group PLC	1,591,221	9,489
	Liberty International PLC	822,661	9,153
	Home Retail Group	2,851,297	9,088
	Amec PLC	1,078,670	9,025
	Tate & Lyle PLC	1,500,202	8,919
	Friends Provident PLC	7,541,583	8,648
	ICAP PLC	1,692,333	8,433
	Whitbread PLC	576,990	8,363
	Antofagasta PLC	1,288,868	7,963
	InterContinental
	Hotels Group PLC	862,000	7,318
	Vedanta Resources PLC	475,400	6,584
	Segro PLC	1,441,688	6,509
*	Invensys PLC	2,571,746	6,449
	Burberry Group PLC	1,432,391	6,375
	Balfour Beatty PLC	1,568,451	6,338
	TUI Travel PLC	1,836,703	5,606
	LogicaCMG PLC	4,775,049	5,316
	Tomkins PLC	2,876,781	5,280
	Stagecoach Group PLC	1,747,353	5,247
	Eurasian Natural
	Resources Corp.	1,044,573	5,224
	Schroders PLC	406,988	5,217
	ITV PLC	10,752,321	5,193
	Investec PLC	1,326,697	5,038
	Hays PLC	4,525,365	4,968
	Ladbrokes PLC	1,938,116	4,939
	United Business
	Media Ltd.	756,774	4,924
	Meggitt PLC	2,186,146	4,789
^	Persimmon PLC	962,035	4,657
	IMI PLC	1,047,957	4,657
	London Stock Exchange
	PLC	503,273	4,566
	GKN PLC	2,323,697	4,456
	Daily Mail and
	General Trust PLC	908,886	4,280
	Thomas Cook Group PLC	1,575,279	4,273
	Mondi PLC	1,174,912	4,264
	Rentokil Initial PLC	5,793,344	4,211
	British Airways PLC	1,857,699	4,111

			Market
			Value•
		Shares	($000)
	National Express Group
	PLC	426,535	3,929
	William Hill PLC	1,113,603	3,424
	Mitchells & Butlers PLC	1,342,377	3,398
	Kazakhmys PLC	713,165	3,344
	The Berkeley Group
	Holdings PLC	270,078	3,252
^	Carphone Warehouse
	PLC	1,313,186	2,851
	Enterprise Inns PLC	1,598,578	2,517
	WPP Group PLC ADR	78,406	2,384
	Inchcape PLC	1,381,578	1,762
			5,572,868
Total Common Stocks
(Cost $24,683,829)			17,191,552
Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.0%)
2,3	Vanguard Market
	Liquidity Fund,
	2.217%	524,204,153	524,204

		Face
		Amount
		($000)
U.S. Agency Obligations (0.2%)
4	Federal Home Loan Bank,
	2.674%, 2/27/09	9,000	8,930
4	Federal Home Loan
	Mortgage Corp.,
	2.383%, 2/9/09	10,000	9,934
4,5	Federal National
	Mortgage Assn.,
	2.585%, 11/17/08	11,000	10,992
			29,856
Total Temporary Cash Investments
(Cost $554,048)			554,060
Total Investments (102.6%)
(Cost $25,237,877)			17,745,612
Other Assets and Liabilites (–2.6%)
Other Assets			200,308
Liabilities[3]			(647,791)
			(447,483)
Net Assets (100%)			17,298,129

European Stock Index Fund

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	24,360,187
Undistributed Net Investment Income	1,073,239
Accumulated Net Realized Losses	(616,281)
Unrealized Appreciation (Depreciation)
Investment Securities	(7,492,265)
Futures Contracts	(14,447)
Foreign Currencies and Forward
Currency Contracts	(12,304)
Net Assets	17,298,129

Investor Shares—Net Assets
Applicable to 478,999,317 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,534,353
Net Asset Value Per Share—
Investor Shares	$21.99

Admiral Shares—Net Assets
Applicable to 28,466,434 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,471,904
Net Asset Value Per Share—
Admiral Shares	$51.71

Signal Shares—Net Assets
Applicable to 11,130,074 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	222,722
Net Asset Value Per Share—
Signal Shares	$20.01

Institutional Shares—Net Assets
Applicable to 150,430,711 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,315,638
Net Asset Value Per Share—
Institutional Shares	$22.04

ETF Shares—Net Assets
Applicable to 42,390,728 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,753,512
Net Asset Value Per Share—
ETF Shares	$41.37

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $414,364,000.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 2.7%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $434,146,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5 Securities with a value of $10,992,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

ARS—Auction Rate Security.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Dividends[1]	1,212,764
Interest[2]	3,604
Security Lending	49,302
Total Income	1,265,670
Expenses
The Vanguard Group—Note B
Investment Advisory Services	765
Management and Administrative—Investor Shares	37,024
Management and Administrative—Admiral Shares	1,986
Management and Administrative—Signal Shares	336
Management and Administrative—Institutional Shares	1,825
Management and Administrative—ETF Shares	1,563
Marketing and Distribution—Investor Shares	5,630
Marketing and Distribution—Admiral Shares	472
Marketing and Distribution—Signal Shares	75
Marketing and Distribution—Institutional Shares	1,183
Marketing and Distribution—ETF Shares	745
Custodian Fees	5,561
Auditing Fees	39
Shareholders’ Reports—Investor Shares	170
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	83
Trustees’ Fees and Expenses	40
Total Expenses	57,510
Net Investment Income	1,208,160
Realized Net Gain (Loss)
Investment Securities Sold	3,088,109
Futures Contracts	(76,194)
Foreign Currencies and Forward Currency Contracts	(8,781)
Realized Net Gain (Loss)	3,003,134
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(20,939,502)
Futures Contracts	(19,010)
Foreign Currencies and Forward Currency Contracts	(17,769)
Change in Unrealized Appreciation (Depreciation)	(20,976,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,764,987)

1 Dividends are net of foreign withholding taxes of $75,256,000.

2 Interest income from an affiliated company of the fund was $3,179,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,208,160	1,038,999
Realized Net Gain (Loss)	3,003,134	97,343
Change in Unrealized Appreciation (Depreciation)	(20,976,281)	6,493,764
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,764,987)	7,630,106
Distributions
Net Investment Income
Investor Shares	(743,072)	(460,764)
Admiral Shares	(87,518)	(62,628)
Signal Shares	(14,971)	(341)
Institutional Shares	(139,970)	(90,854)
ETF Shares	(97,010)	(39,981)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,082,541)	(654,568)
Capital Share Transactions
Investor Shares	(3,934,149)	4,446,099
Admiral Shares	12,041	162,740
Signal Shares	(29,856)	467,826
Institutional Shares	815,638	1,192,242
ETF Shares	225,574	1,456,669
Net Increase (Decrease) from Capital Share Transactions	(2,910,752)	7,725,576
Total Increase (Decrease)	(20,758,280)	14,701,114
Net Assets
Beginning of Period	38,056,409	23,355,295
End of Period[1]	17,298,129	38,056,409

1 Net Assets—End of Period includes undistributed net investment income of $1,073,239,000 and $954,677,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$43.43	$34.67	$27.00	$23.77	$19.93
Investment Operations
Net Investment Income	1.372[1]	1.298[1]	.920	.670	.540
Net Realized and Unrealized Gain (Loss)
on Investments	(21.597)	8.386	7.450	3.140	3.760
Total from Investment Operations	(20.225)	9.684	8.370	3.810	4.300
Distributions
Dividends from Net Investment Income	(1.215)	(.924)	(.700)	(.580)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.215)	(.924)	(.700)	(.580)	(.460)
Net Asset Value, End of Period	$21.99	$43.43	$34.67	$27.00	$23.77

Total Return[2]	–47.80%	28.49%	31.63%	16.21%	21.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,534	$26,188	$16,850	$10,759	$7,904
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	3.82%	3.35%	3.35%	2.84%	2.67%
Portfolio Turnover Rate[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$102.09	$81.50	$63.44	$55.84	$46.82
Investment Operations
Net Investment Income	3.177[1]	3.140[1]	2.230	1.611	1.308
Net Realized and Unrealized Gain (Loss)
on Investments	(50.618)	19.692	17.510	7.396	8.830
Total from Investment Operations	(47.441)	22.832	19.740	9.007	10.138
Distributions
Dividends from Net Investment Income	(2.939)	(2.242)	(1.680)	(1.407)	(1.118)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.939)	(2.242)	(1.680)	(1.407)	(1.118)
Net Asset Value, End of Period	$51.71	$102.09	$81.50	$63.44	$55.84

Total Return[2]	–47.74%	28.59%	31.77%	16.32%	21.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,472	$2,955	$2,175	$1,360	$628
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.92%	3.45%	3.45%	2.93%	2.76%
Portfolio Turnover Rate[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Signal Shares
			Oct. 6,
	Year Ended		2006[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	1.255[2]	1.151[2]	.010[2]
Net Realized and Unrealized Gain (Loss) on Investments	(19.616)	7.681	1.090
Total from Investment Operations	(18.361)	8.832	1.100
Distributions
Dividends from Net Investment Income	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.129)	(.842)	—
Net Asset Value, End of Period	$20.01	$39.50	$31.51

Total Return[3]	–47.74%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$223	$502	$12
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.17%[4]
Ratio of Net Investment Income to Average Net Assets	3.92%	3.45%	3.45%[4]
Portfolio Turnover Rate[5]	15%	9%	6%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$43.51	$34.74	$27.05	$23.80	$19.96
Investment Operations
Net Investment Income	1.315[1]	1.350[1]	.978	.721	.570
Net Realized and Unrealized Gain (Loss)
on Investments	(21.524)	8.390	7.450	3.140	3.760
Total from Investment Operations	(20.209)	9.740	8.428	3.861	4.330
Distributions
Dividends from Net Investment Income	(1.261)	(.970)	(.738)	(.611)	(.490)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.261)	(.970)	(.738)	(.611)	(.490)
Net Asset Value, End of Period	$22.04	$43.51	$34.74	$27.05	$23.80

Total Return[2]	–47.72%	28.63%	31.83%	16.42%	22.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,316	$5,263	$3,113	$1,827	$988
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.95%	3.48%	3.50%	2.99%	2.77%
Portfolio Turnover Rate[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

ETF Shares
				March 4,
				2005[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$81.66	$65.21	$50.80	$50.96
Investment Operations
Net Investment Income	2.530[2]	2.576[2]	1.800	1.040
Net Realized and Unrealized Gain (Loss) on Investments	(40.464)	15.683	13.990	(1.200)
Total from Investment Operations	(37.934)	18.259	15.790	(.160)
Distributions
Dividends from Net Investment Income	(2.356)	(1.809)	(1.380)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.356)	(1.809)	(1.380)	—
Net Asset Value, End of Period	$41.37	$81.66	$65.21	$50.80

Total Return	–47.73%	28.60%	31.75%	–0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,754	$3,148	$1,205	$178
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.18%	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	3.93%	3.45%	3.44%	2.93%[3]
Portfolio Turnover Rate[4]	15%	9%	6%	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

European Stock Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

European Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $1,979,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2008, the fund realized net foreign currency losses of $7,600,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2008, the fund realized gains on the sale of passive foreign investment companies of $543,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation of $19,314,000 on the fund’s passive foreign investment company holdings at October 31, 2007, has been distributed and is reflected in the balance of undistributed net investment income. Since October 31, 2007, the fund’s passive foreign investment company holdings have depreciated in value, reducing the amount of taxable income available for distribution as of October 31, 2008 by $14,818,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2008, was $4,496,000.

During the year ended October 31, 2008, the fund realized $3,596,684,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2008, the fund had $1,109,431,000 of ordinary income available for distribution. The fund had available realized losses of $370,782,000 to offset future net capital gains of $13,739,000 through October 31, 2011, and $357,043,000 through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $25,496,864,000. Net unrealized depreciation of investment securities for tax purposes was $7,751,252,000, consisting of unrealized gains of $583,528,000 on securities that had risen in value since their purchase and $8,334,780,000 in unrealized losses on securities that had fallen in value since their purchase.

European Stock Index Fund

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
MSCI Pan-Euro Index	4,433	85,106	(14,447)

At October 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
	Contract Amount (000)				(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
12/23/2008	EUR	58,608	USD	74,204	(10,078)

EUR—Euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is required to be treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency losses of $2,226,000 resulting from the translation of other assets and liabilities at October 31, 2008.

D. During the year ended October 31, 2008, the fund purchased $8,586,185,000 of investment securities and sold $11,402,293,000 of investment securities, other than temporary cash investments.

European Stock Index Fund

E. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,845,905	141,072	5,660,208	147,210
Issued in Lieu of Cash Distributions	735,566	18,702	454,609	12,663
Redeemed[1]	(9,515,620)	(283,778)	(1,668,718)	(42,810)
Net Increase (Decrease)—Investor Shares	(3,934,149)	(124,004)	4,446,099	117,063
Admiral Shares
Issued	414,328	4,886	919,141	10,184
Issued in Lieu of Cash Distributions	73,521	796	51,856	615
Redeemed[1]	(475,808)	(6,157)	(808,257)	(8,547)
Net Increase (Decrease)—Admiral Shares	12,041	(475)	162,740	2,252
Signal Shares
Issued	155,336	4,630	477,278	12,591
Issued in Lieu of Cash Distributions	11,877	332	341	10
Redeemed[1]	(197,069)	(6,553)	(9,793)	(265)
Net Increase (Decrease)—Signal Shares	(29,856)	(1,591)	467,826	12,336
Institutional Shares
Issued	2,001,811	62,248	2,139,740	55,266
Issued in Lieu of Cash Distributions	129,816	3,297	80,880	2,251
Redeemed[1]	(1,315,989)	(36,071)	(1,028,378)	(26,180)
Net Increase (Decrease)—Institutional Shares	815,638	29,474	1,192,242	31,337
ETF Shares
Issued	454,883	7,234	1,456,669	20,084
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(229,309)	(3,400)	—	—
Net Increase (Decrease)—ETF Shares	225,574	3,834	1,456,669	20,084

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

1 Net of redemption fees of $1,724,000 and $1,200,000 (fund totals).

European Stock Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

			Forward
	Investments	Futures	Currency
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	606,865	(14,447)	(10,078)
Level 2—Other significant observable inputs	17,138,747	—	—
Level 3—Significant unobservable inputs	—	—	—
Total	17,745,612	(14,447)	(10,078)

Pacific Stock Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	510	507	1,898
Turnover Rate	9%	—	—
Expense Ratio
(10/31/2007)[3]		—	—
Investor Shares	0.22%
Admiral Shares	0.12%
Signal Shares	0.12%
Institutional Shares	0.09%
ETF Shares	0.12%
Short-Term Reserves	–0.4%[4]	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.9%	14.9%	9.0%
Consumer Staples	6.6	6.7	9.9
Energy	2.1	2.1	12.0
Financials	26.4	26.1	21.4
Health Care	5.6	5.7	9.7
Industrials	14.9	14.9	10.0
Information Technology	9.2	9.2	9.1
Materials	9.9	9.8	7.4
Telecommunication
Services	3.9	4.0	6.0
Utilities	6.5	6.6	5.5

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.96	0.88
Beta	0.94	0.78

Ten Largest Holdings[6] (% of total net assets)

Toyota Motor Corp.	automobile
	manufacturers	4.1%
Mitsubishi UFJ	diversified
Financial Group	banks	2.5
BHP Billiton Ltd.	diversified metals
	and mining	2.5
Takeda
Pharmaceutical Co. Ltd.	pharmaceuticals	1.6
Honda Motor Co., Ltd.	automobile
	manufacturers	1.6
Canon, Inc.	office electronics	1.4
Commonwealth Bank	diversified
of Australia	banks	1.4
Tokyo Electric Power Co.	electric	1.3
Nintendo Co.	home entertainment
	software	1.2
Matsushita Electric	consumer
Industrial Co., Ltd.	electronics	1.1
Top Ten		18.7%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Japan	72.4%	72.2%
Australia	18.1	18.1
Hong Kong	6.1	6.2
Singapore	3.1	3.2
Other Pacific Countries	0.3	0.3

1 MSCI Pacific Index.

2 MSCI All Country World Index ex USA.

3 The expense ratios shown are from the prospectus dated August 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.22% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares.

4 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index products.

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

		Average Annual Total Returns		Final Value of
	Periods Ended October 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Pacific Stock Index Fund Investor Shares[1]	–42.71%	2.17%	2.16%	$12,379
MSCI All Country World Index ex USA	–48.27	5.05	3.19	13,692
MSCI Pacific Index	–43.49	1.74	2.05	12,249
Average Japan/Pacific Region Fund[2]	–46.22	–0.73	1.62	11,739

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
Pacific Stock Index Fund Admiral Shares[1]	–42.62%	2.29%	2.12%	$116,365
MSCI All Country World Index ex USA	–48.27	5.05	4.14	133,975
MSCI Pacific Index	–43.49	1.74	1.89	114,483

			Final Value of
		Since	a $10,000,000
	One Year	Inception[3]	Investment
Pacific Stock Index Fund Signal Shares[1]	–42.61%	–29.86%	$6,067,631
MSCI All Country World Index ex USA	–48.27	–33.15	5,670,641
MSCI Pacific Index	–43.49	–31.06	5,921,269

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the fund and its comparative standards is calculated since the following inception dates: August 13, 2001, for the Admiral Shares and June 4, 2007, for the Signal Shares.

Pacific Stock Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Pacific Stock Index Fund Institutional Shares[2]	–42.62%	2.34%	–2.37%	$4,083,198
MSCI All Country World Index ex USA	–48.27	5.05	–0.04	4,983,004
MSCI Pacific Index	–43.49	1.74	–2.58	4,008,333

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Pacific Stock Index Fund ETF Shares Net Asset Value	–42.61%	–3.33%	$8,836
MSCI All Country World Index ex USA	–48.27	–2.35	9,168
MSCI Pacific Index	–43.49	–3.91	8,642

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2008
		Since
	One Year	Inception[1]
Pacific Stock Index Fund ETF Shares Market Price	–42.40%	–11.37%
Pacific Stock Index Fund ETF Shares Net Asset Value	–42.61	–11.64
MSCI Pacific Index	–43.49	–13.58

1 Performance for the fund and its comparative standards is calculated since the following inception dates: May 15, 2000, for the Institutional Shares and March 4, 2005, for the ETF Shares.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Pacific Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pacific Stock Index Fund
Investor Shares[1]	6/18/1990	–27.28%	7.51%	5.96%
Admiral Shares[1]	8/13/2001	–27.24	7.60	5.09[2]
Signal Shares[1]	6/4/2007	–27.25	–20.10[2]	—
Institutional Shares[1]	5/15/2000	–27.21	7.67	0.00[2]
ETF Shares	3/4/2005
Market Price		–27.11	2.29[2]	—
Net Asset Value		–27.23	2.23[2]	—

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (98.6%)[1]
Australia (17.8%)
	BHP Billiton Ltd.	11,162,872	214,452
	Commonwealth Bank
	of Australia	4,410,927	120,576
	National Australia
	Bank Ltd.	5,428,312	88,080
	Westpac Banking
	Corp., Ltd.	6,247,404	85,718
	Woolworths Ltd.	4,048,458	75,470
	Australia & New Zealand
	Bank Group Ltd.	6,391,980	74,930
	Westfield Group	5,833,414	64,428
	QBE Insurance Group Ltd.	2,953,586	50,391
	Rio Tinto Ltd.	950,429	49,168
	CSL Ltd.	1,988,715	48,365
	Woodside Petroleum Ltd.	1,602,649	45,283
	Telstra Corp. Ltd.	14,485,690	39,873
	St. George Bank Ltd.	1,866,177	34,915
	Wesfarmers Ltd.	2,152,620	30,937
	Origin Energy Ltd.	2,922,048	30,644
	Brambles Ltd.	4,607,341	24,576
	Foster’s Group Ltd.	6,391,148	24,432
	AMP Ltd.	6,236,065	22,684
	Newcrest Mining Ltd.	1,507,922	20,729
^	Macquarie Group, Ltd.	914,073	18,134
	Santos Ltd.	1,980,538	17,932
	Suncorp-Metway Ltd.	3,178,282	17,109
	Insurance Australia
	Group Ltd.	6,248,674	15,829
	Orica Ltd.	1,179,578	15,333
	AGL Energy Ltd.	1,475,591	13,857
	Transurban Group	3,858,588	13,854
	Stockland	4,879,110	13,120
	Australian Stock
	Exchange Ltd.	570,054	11,447
	Incitec Pivot Ltd.	4,028,093	10,799
	Amcor Ltd.	2,793,081	10,782
^	Macquarie
	Infrastructure Group	7,980,147	10,460

			Market
			Value•
		Shares	($000)
	Coca-Cola Amatil Ltd.	1,836,061	9,911
	Sonic Healthcare Ltd.	1,056,064	9,651
	Computershare Ltd.	1,574,956	8,904
	AXA Asia Pacific
	Holdings Ltd.	2,822,087	8,325
*	Fortescue Metals
	Group Ltd.	4,208,223	8,323
^	Leighton Holdings Ltd.	496,793	8,261
	Toll Holdings Ltd.	2,054,543	8,202
	Tabcorp Holdings Ltd.	1,740,641	7,980
	Bendigo Bank Ltd.	893,457	7,882
	CFS Gandel Retail Trust	5,670,183	7,627
	BlueScope Steel Ltd.	2,519,947	7,412
	GPT Group	14,580,048	7,296
	Cochlear Ltd.	185,731	7,047
	Wesfarmers, Ltd. Price
	Protected Shares	479,522	6,922
	Metcash Ltd.	2,551,563	6,887
	Alumina Ltd.	4,829,064	6,872
	Crown Ltd.	1,494,157	6,687
	OneSteel Ltd.	2,765,418	6,353
	Tatt’s Group, Ltd.	3,776,286	6,324
	OZ Minerals Ltd.	9,830,228	6,175
^	Boral Ltd.	1,931,184	5,812
^	John Fairfax Holdings Ltd.	4,516,974	5,791
	Lion Nathan Ltd.	978,258	5,781
	Lend Lease Corp.	1,197,105	5,539
	Macquarie
	Goodman Group	8,275,273	5,221
	Qantas Airways Ltd.	3,103,479	5,041
	WorleyParsons Ltd.	499,635	5,020
	Goodman Fielder Ltd.	4,389,078	4,871
	Dexus Property Group
	NPV	9,722,627	4,845
	CSR Ltd.	3,272,099	4,756
	Billabong International Ltd.	555,225	4,439
	James Hardie Industries
	NV	1,435,643	4,083
	Macquarie Airports Group	2,291,884	3,259
	Harvey Norman
	Holdings Ltd.	1,754,107	3,028

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Perpetual Trustees
	Australia Ltd.	124,537	2,900
	Caltex Australia Ltd.	445,456	2,806
*	Paladin Resources Ltd.	1,820,943	2,790
	Aristocrat Leisure Ltd.	1,078,578	2,716
	Sims Group Ltd.	272,679	2,615
	Asciano Group	1,863,017	2,603
	Sims Group Ltd. ADR	235,750	2,315
	Mirvac Group	3,468,260	2,270
	Boart Longyear Group	4,773,956	1,385
	Macquarie Office Trust	6,807,999	1,310
^	Babcock & Brown Ltd.	880,995	770
			1,559,314
Hong Kong (6.1%)
	CLP Holdings Ltd.	6,808,705	45,918
	Cheung Kong
	Holdings Ltd.	4,621,886	44,377
	Sun Hung Kai
	Properties Ltd.	4,691,324	41,101
	Hutchison Whampoa Ltd.	7,090,095	38,314
	Hong Kong Exchanges
	& Clearing Ltd.	3,392,500	34,403
	Hang Seng Bank Ltd.	2,543,666	31,739
	Hong Kong Electric
	Holdings Ltd.	4,614,050	24,869
	Hong Kong & China
	Gas Co., Ltd.	13,302,481	23,436
	Esprit Holdings Ltd.	3,516,078	19,979
	Swire Pacific Ltd.
	A Shares	2,741,000	19,304
	Hang Lung
	Properties Ltd.	6,896,720	16,852
	Li & Fung Ltd.	7,473,450	14,999
	Boc Hong Kong
	Holdings Ltd.	12,313,300	14,098
	Henderson Land
	Development Co. Ltd.	3,575,593	12,931
	Link REIT	7,119,000	12,729
	MTR Corp.	4,677,700	10,365
	Bank of East Asia Ltd.	4,735,073	9,551
	Hang Lung
	Development Co., Ltd.	2,893,000	9,310
	Wharf Holdings Ltd.	4,566,903	9,112
	New World
	Development Co., Ltd.	8,048,146	6,700
	Hopewell Holdings Ltd.	2,080,800	6,469
	Shangri-La Asia Ltd.	4,303,068	6,092
*	Hutchison
	Telecommunications
	International Ltd.	5,572,673	6,020
^	Cheung Kong
	Infrastructure
	Holdings Ltd.	1,505,600	5,515
	Kerry Properties Ltd.	2,126,013	5,341
	Sino Land Co.	5,637,400	4,956
^	Cathay Pacific Airways Ltd.	3,938,500	4,806

			Market
			Value•
		Shares	($000)
^,*	Mongolia Energy
	Corp. Ltd.	11,071,000	4,749
	PCCW Ltd.	12,350,769	4,622
	Wheelock and Co. Ltd.	3,057,000	4,580
	Yue Yuen Industrial
	(Holdings) Ltd.	2,206,900	4,414
*	CITIC International
	Financial Holdings Ltd.	6,705,000	4,239
	Kingboard Chemical
	Holdings Ltd.	1,824,500	3,642
	Hysan Development
	Co., Ltd.	1,898,811	2,977
	Pacific Basin Shipping Ltd.	5,463,000	2,925
	NWS Holdings Ltd.	2,697,000	2,815
	Wing Hang Bank Ltd.	585,009	2,744
	Television Broadcasts Ltd.	942,412	2,621
*	Foxconn International
	Holdings Ltd.	6,969,238	2,564
*	Genting International PLC	9,557,000	2,357
	Chinese Estates Holdings	3,032,000	2,330
^	ASM Pacific
	Technology Ltd.	644,100	2,152
	Hong Kong Aircraft &
	Engineering Co., Ltd.	222,000	1,750
	Lifestyle International
	Holdings, Ltd.	2,267,000	1,513
	Orient Overseas
	International Ltd.	732,224	1,308
	Shun Tak Holdings Ltd.	3,506,382	699
	C C Land Holdings Ltd.	3,180,000	578
	Lee & Man Paper
	Manufacturing Ltd.	1,552,000	507
			535,372
Japan (71.2%)
	Toyota Motor Corp.	9,174,865	358,287
	Mitsubishi UFJ
	Financial Group	34,321,182	215,680
	Takeda Pharmaceutical
	Co. Ltd.	2,767,847	137,521
	Honda Motor Co., Ltd.	5,492,672	136,577
	Canon, Inc.	3,548,649	124,173
	Tokyo Electric Power Co.	4,049,910	114,696
	Nintendo Co.	329,820	105,974
	Matsushita Electric
	Industrial Co., Ltd.	6,119,563	98,548
	Sumitomo Mitsui
	Financial Group, Inc.	22,309	89,434
	NTT DoCoMo, Inc.	52,236	82,844
	East Japan Railway Co.	11,309	80,475
	Seven and I Holdings
	Co., Ltd.	2,863,140	80,391
	Sony Corp.	3,340,964	79,182
	Mizuho Financial
	Group, Inc.	32,220	78,675
	Mitsubishi Corp.	4,510,000	75,596

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Shin-Etsu Chemical
Co., Ltd.	1,365,400	72,578
Nippon Telegraph and
Telephone Corp.	17,278	70,507
Millea Holdings, Inc.	2,274,600	70,162
Mitsubishi Estate
Co., Ltd.	3,909,000	69,828
Astellas Pharma Inc.	1,639,898	66,053
Kansai Electric Power
Co., Inc.	2,561,700	64,235
KDDI Corp.	9,696	58,094
Chubu Electric Power Co.	2,202,400	57,670
Nippon Steel Corp.	16,981,343	57,158
Nomura Holdings Inc.	5,885,100	55,757
Mitsui & Co., Ltd.	5,753,600	55,750
Japan Tobacco, Inc.	14,968	53,102
Hitachi Ltd.	11,203,000	52,599
Kao Corp.	1,736,661	50,783
Mitsui Fudosan Co., Ltd.	2,785,557	48,589
Daiichi Sankyo Co., Ltd.	2,322,536	47,623
JFE Holdings, Inc.	1,737,200	44,325
Central Japan Railway Co.	5,215	42,839
Fanuc Co., Ltd.	637,300	42,462
Mitsubishi Electric Corp.	6,428,000	39,849
Fuji Photo Film Co., Ltd.	1,626,166	37,435
Nissan Motor Co., Ltd.	7,518,320	37,339
Toshiba Corp.	10,229,000	36,972
Bridgestone Corp.	2,028,359	35,462
Mitsui Sumitomo
Insurance Group
Holdings, Inc.	1,261,265	35,049
Mitsubishi Heavy
Industries Ltd.	10,660,000	34,180
Tokyo Gas Co., Ltd.	7,751,000	33,329
Sumitomo Corp.	3,743,756	32,938
Sumitomo Metal
Industries Ltd.	12,788,000	32,890
Komatsu Ltd.	2,989,768	32,868
Tohoku Electric Power Co.	1,421,800	31,936
Kyocera Corp.	540,900	31,772
Denso Corp.	1,617,300	31,522
Orix Corp.	306,656	31,507
Kirin Brewery Co., Ltd.	2,620,048	28,978
Kyushu Electric
Power Co., Inc.	1,261,800	28,927
Eisai Co., Ltd.	838,500	27,205
Secom Co., Ltd.	698,300	26,635
Itochu Corp.	5,008,000	26,466
Hoya Corp.	1,374,594	25,100
Daiwa Securities
Group Inc.	4,438,850	25,095
T & D Holdings, Inc.	655,460	25,039
West Japan Railway Co.	5,654	24,881
Softbank Corp.	2,508,518	24,702
Murata
Manufacturing Co., Ltd.	711,755	24,530

			Market
			Value•
		Shares	($000)
	Fujitsu Ltd.	6,197,000	24,365
	Keyence Corp.	125,319	24,015
	Ricoh Co.	2,230,386	24,003
	Sharp Corp.	3,325,000	23,731
	Dai-Nippon
	Printing Co., Ltd.	1,980,741	23,403
	Terumo Corp.	561,159	23,387
	Osaka Gas Co., Ltd.	6,461,000	22,854
	Shiseido Co., Ltd.	1,090,524	22,438
	Chugoku Electric
	Power Co., Ltd.	925,690	22,405
	Sumitomo Trust &
	Banking Co., Ltd.	4,736,388	21,935
	Marubeni Corp.	5,492,000	21,337
	Asahi Breweries Ltd.	1,286,800	21,240
	Asahi Glass Co., Ltd.	3,355,200	21,083
^	Kintetsu Corp.	5,407,150	20,697
	Sumitomo Realty &
	Development Co.	1,266,572	20,636
^	Toray Industries, Inc.	4,428,740	20,564
	Aeon Co., Ltd.	2,129,900	20,424
	Sumitomo Electric
	Industries Ltd.	2,494,700	20,198
	Bank of Yokohama Ltd.	4,104,000	19,906
	Mitsui OSK Lines Ltd.	3,812,000	19,906
	Daikin Industries Ltd.	877,489	19,737
	Sompo Japan
	Insurance Inc.	2,793,000	19,577
	Nidec Corp.	361,800	19,459
	Ajinomoto Co., Inc.	2,212,000	19,099
	Tokyo Electron Ltd.	570,730	19,030
	NEC Corp.	6,413,812	19,015
	Hankyu Corp.	4,017,958	18,954
	Kubota Corp.	3,636,000	18,250
	SMC Corp.	191,277	18,057
	Nippon Oil Corp.	4,384,479	17,997
^	Resona Holdings Inc.	17,066	17,896
	Nippon Yusen Kabushiki
	Kaisha Co.	3,683,000	17,810
	Shikoku Electric Power	606,388	17,794
	Shizuoka Bank Ltd.	2,009,000	17,743
	Suzuki Motor Corp.	1,174,457	17,234
	Mitsubishi Chemical
	Holdings Corp.	4,259,000	17,218
	Fast Retailing Co., Ltd.	158,900	16,940
	Shionogi & Co., Ltd.	993,362	16,907
^	Yahoo Japan Corp.	50,312	16,648
^,*	Mitsubishi Motors Corp.	11,977,620	16,559
	Office Building Fund of
	Japan Inc.	1,715	16,479
	Rohm Co., Ltd.	336,200	16,200
	Sumitomo Chemical Co.	5,233,000	16,010
	Inpex Holdings, Inc.	2,750	15,965
	Nikon Corp.	1,128,718	15,907
	Yamada Denki Co., Ltd.	288,676	15,713

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hokuriku Electric
	Power Co.	586,432	15,454
	Odakyu Electric
	Railway Co.	2,085,000	15,288
	Daiwa House
	Industry Co., Ltd.	1,698,000	15,095
	Asahi Kasei Corp.	3,968,000	14,925
	Tokyu Corp.	3,785,000	14,870
^	Olympus Corp.	768,464	14,810
	Sekisui House Ltd.	1,465,858	14,699
	Hokkaido Electric
	Power Co., Ltd.	644,761	14,458
	Ono Pharmaceutical
	Co., Ltd.	321,773	14,344
	Yamato Holdings Co., Ltd.	1,295,000	14,306
	Kobe Steel Ltd.	8,816,095	14,300
	NTT Data Corp.	4,203	13,887
	TDK Corp.	409,800	13,847
	Sumitomo Metal
	Mining Co.	1,840,000	13,799
	Tobu Railway Co., Ltd.	2,716,000	13,799
	Toyoda Automatic
	Loom Works Ltd.	596,800	13,473
	Electric Power
	Development Co., Ltd.	443,640	13,208
	Nipponkoa Insurance
	Co., Ltd.	2,176,193	13,043
	Mitsui Trust Holding Inc.	3,279,400	12,938
	Toppan Printing Co., Ltd.	1,747,000	12,846
	Chiba Bank Ltd.	2,536,000	12,535
	Japan Real Estate
	Investment Corp.	1,397	12,371
^	Oriental Land Co., Ltd.	174,300	12,360
	Nitto Denko Corp.	550,100	12,183
	JS Group Corp.	886,208	11,476
	Lawson Inc.	232,300	11,354
	Daito Trust
	Construction Co., Ltd.	268,384	11,322
	Aisin Seiki Co., Ltd.	638,238	11,294
^	Keihin Electric Express
	Railway Co., Ltd.	1,427,000	11,014
	Joyo Bank Ltd.	2,330,000	10,961
	Matsushita Electric
	Works, Ltd.	1,252,000	10,927
	OJI Paper Co., Ltd.	2,836,740	10,831
^	Rakuten, Inc.	21,793	10,804
	Bank of Kyoto Ltd.	1,025,000	10,782
	Nippon Express Co., Ltd.	2,655,000	10,716
^	Dentsu Inc.	6,488	10,646
	Chugai Pharmaceutical
	Co., Ltd.	745,900	10,608
	Konica Minolta
	Holdings, Inc.	1,595,000	10,475
	Benesse Corp.	248,157	10,423
*	Isetan Mitsukoshi
	Holdings Ltd.	1,098,480	10,347

			Market
			Value•
		Shares	($000)
	Keio Electric
	Railway Co., Ltd.	1,929,000	9,989
	Ohbayashi Corp.	2,035,000	9,957
	Uni-Charm Corp.	138,000	9,898
	Omron Corp.	677,500	9,673
	Shimizu Corp.	1,962,000	9,627
	Sony Financial
	Holdings, Inc.	2,887	9,389
	Hisamitsu
	Pharmaceutical Co. Inc.	222,145	9,259
	Hirose Electric Co., Ltd.	106,300	9,205
	Toho Gas Co., Ltd.	1,579,297	9,116
	Kawasaki Heavy
	Industries Ltd.	4,984,000	9,030
	Nippon Mining
	Holdings Inc.	2,942,000	9,006
	Kuraray Co., Ltd.	1,143,000	8,747
	NGK Insulators Ltd.	839,534	8,720
	The Iyo Bank, Ltd.	806,331	8,699
	Mitsubishi
	Materials Corp.	3,840,000	8,671
	Kurita Water
	Industries Ltd.	376,200	8,583
	Trend Micro Inc.	348,500	8,525
	Fukuoka Financial
	Group, Inc.	2,567,600	8,492
*	Sanyo Electric Co., Ltd.	5,589,000	8,483
	Ibiden Co., Ltd.	450,139	8,421
	Sekisui Chemical Co.	1,432,000	8,367
	Nippon Meat Packers, Inc.	607,000	8,326
	Nitori Co., Ltd.	132,568	8,306
	Japan Steel Works Ltd.	1,170,832	8,294
^	All Nippon Airways
	Co., Ltd.	2,147,000	8,199
	Kajima Corp.	2,806,000	8,116
^	Yakult Honsha Co., Ltd.	320,900	7,997
	Kawasaki Kisen
	Kaisha Ltd.	2,013,000	7,975
^	Nippon Paper Group, Inc.	2,980	7,964
	TonenGeneral Sekiyu K.K.	938,000	7,934
	Sankyo Co., Ltd.	178,100	7,924
	Shinsei Bank, Ltd.	5,125,046	7,861
	Nissin Food
	Products Co., Ltd.	274,800	7,855
	Tanabe Seiyaku Co., Ltd.	746,000	7,851
	JGC Corp.	730,000	7,826
	Hokuhoku Financial
	Group, Inc.	3,923,400	7,764
	FamilyMart Co., Ltd.	195,200	7,734
	Taisho Pharmaceutical Co.	428,000	7,709
	Teijin Ltd.	2,940,000	7,646
	Toyo Suisan Kaisha, Ltd.	296,000	7,632
	Takashimaya Co.	987,972	7,614
	J. Front Retailing Co., Ltd.	1,690,400	7,538
	The Chugoku Bank, Ltd.	542,439	7,462
	Isuzu Motors Ltd.	4,245,728	7,459

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Makita Corp.	406,000	7,362
	Yamaha Motor Co., Ltd.	665,000	7,352
	Taisei Corp.	3,190,000	7,352
	Mitsui Chemicals, Inc.	2,102,000	7,339
	Kyowa Hakko Kogyo Co.	861,589	7,180
	Toho Co., Ltd.	376,100	7,170
^	Advantest Corp.	496,436	7,133
	Ube Industries Ltd.	3,367,000	7,084
	The Suruga Bank, Ltd.	747,000	7,032
	Namco Bandai
	Holdings Inc.	682,100	7,014
	The Hachijuni Bank Ltd.	1,427,550	7,005
	Nippon Electric
	Glass Co., Ltd.	1,155,097	6,948
	Kamigumi Co., Ltd.	864,000	6,874
	Fuji Heavy Industries Ltd.	1,947,189	6,850
	Toyota Tsusho Corp.	709,704	6,849
	Sojitz Holdings Corp.	4,088,900	6,833
^,*	Japan Airlines
	System Co.	2,991,000	6,806
	Mazda Motor Corp.	3,056,422	6,779
	Yamaguchi Financial
	Group, Inc.	704,473	6,738
	Gunma Bank Ltd.	1,314,000	6,709
	JSR Corp.	594,100	6,701
	SBI Holdings, Inc.	55,575	6,669
	Toyo Seikan Kaisha Ltd.	538,800	6,647
	Nippon Sheet Glass
	Co., Ltd.	1,999,000	6,538
	Shimano, Inc.	222,900	6,376
	Furukawa Electric Co.	2,109,000	6,371
	Seiko Epson Corp.	423,300	6,357
	Nisshin Seifun Group Inc.	584,600	6,338
	Santen Pharmaceutical
	Co., Ltd.	246,300	6,299
	Stanley Electric Co.	499,100	6,275
	Aioi Insurance Co., Ltd.	1,504,000	6,176
	The Hiroshima Bank, Ltd.	1,657,650	6,160
	Nomura Research
	Institute, Ltd.	372,580	6,152
	Acom Co., Ltd.	159,290	6,085
	Toto Ltd.	867,000	6,050
	Konami Corp.	333,149	6,027
	Showa Denko K.K.	3,933,000	5,974
	NSK Ltd.	1,463,000	5,971
	Citizen Watch Co., Ltd.	1,072,200	5,933
	Nippon Sanso Corp.	942,000	5,924
	Mizuho Trust &
	Banking Co., Ltd.	5,028,950	5,910
	Credit Saison Co., Ltd.	541,852	5,750
	Shimadzu Corp.	833,787	5,705
	Sumitomo Heavy
	Industries Ltd.	1,909,000	5,667
	Yamaha Corp.	582,200	5,642
	Amada Co., Ltd.	1,211,000	5,561
	THK Co., Inc.	401,700	5,501

			Market
			Value•
		Shares	($000)
^	Oracle Corp. Japan	126,500	5,499
	Jupiter
	Telecommunications
	Co., Ltd.	8,045	5,432
	77 Bank Ltd.	1,151,000	5,423
	NGK Spark Plug Co.	574,682	5,417
	IHI Corp.	4,404,000	5,343
	Brother Industries Ltd.	782,362	5,337
	Yamazaki Baking Co., Ltd.	401,000	5,328
	Kikkoman Corp.	527,000	5,314
	Ushio Inc.	393,300	5,313
	Square Enix Co., Ltd.	210,000	5,291
	Mediceo Paltac
	Holdings Co., Ltd.	487,361	5,281
	NTN Corp.	1,412,000	5,262
	AEON Mall Co., Ltd.	210,300	5,191
	The Nishi-Nippon
	City Bank, Ltd.	2,375,307	5,175
	Nomura Real Estate
	Office Fund, Inc.	910	5,174
	Marui Co., Ltd.	845,400	5,168
	Showa Shell Sekiyu K.K.	628,400	5,134
	Casio Computer Co.	786,500	5,052
	Shimamura Co., Ltd.	72,900	5,050
	Sumitomo Rubber
	Industries Ltd.	569,600	5,025
	Susuken Co., Ltd.	233,720	4,994
	USS Co., Ltd.	81,210	4,974
	JTEKT Corp.	641,123	4,919
	Mitsubishi Gas
	Chemical Co.	1,291,000	4,750
	Daihatsu Motor Co., Ltd.	637,507	4,720
^	Sapporo Holdings Ltd.	856,000	4,709
^	Sumco Corp.	430,116	4,658
	Uny Co., Ltd.	594,000	4,629
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	192,680	4,614
	Kaneka Corp.	987,982	4,610
	Sega Sammy Holdings Inc.	608,532	4,600
	Keisei Electric
	Railway Co., Ltd.	921,000	4,522
	Shinko Securities
	Co., Ltd.	1,753,000	4,347
	Sapporo Hokuyo
	Holdings, Inc.	1,001	4,317
	Alfresa Holdings Corp.	99,000	4,306
	Idemitsu Kosan Co. Ltd.	73,047	4,259
	Tokyu Land Corp.	1,499,000	4,242
	Dai Nippon
	Pharmaceutical Co., Ltd.	531,000	4,195
	Japan Retail Fund
	Investment Corp.	1,158	4,182
^	Hitachi Construction
	Machinery Co.	356,778	4,142
	Hitachi Metals Ltd.	546,320	4,108
	Kansai Paint Co., Ltd.	722,000	4,030

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Meiji Dairies Corp.	882,000	4,023
	NTT Urban
	Development Corp.	3,853	3,953
	Mabuchi Motor Co.	99,800	3,948
	Nissan Chemical
	Industries, Ltd.	485,000	3,922
	Cosmo Oil Co., Ltd.	1,839,000	3,912
	Haseko Corp.	4,313,655	3,904
^	Mitsubishi Rayon Co., Ltd.	1,803,000	3,871
	Canon Sales Co. Inc.	225,300	3,769
	Hitachi High-
	Technologies Corp.	230,575	3,740
	Tokuyama Corp.	737,000	3,732
	Coca-Cola West
	Japan Co., Ltd.	185,700	3,724
	Tokyo Tatemono Co., Ltd.	902,000	3,716
	Kinden Corp.	441,000	3,682
	Japan Petroleum
	Exploration Co., Ltd.	95,485	3,637
	Mitsumi Electric Co., Ltd.	276,500	3,637
^	Promise Co., Ltd.	201,950	3,625
	Denki Kagaku Kogyo K.K.	1,610,000	3,567
	Hitachi Chemical Co., Ltd.	348,400	3,560
	NOK Corp.	373,700	3,558
	Hakuhodo DY Holdings Inc.	77,830	3,544
	Yaskawa Electric Corp.	803,380	3,526
	Yokogawa Electric Corp.	755,197	3,497
	Taiheiyo Cement Corp.	3,000,000	3,492
	Mitsui Mining &
	Smelting Co., Ltd.	1,906,000	3,486
	Mitsubishi Logistics Corp.	380,000	3,457
^	Nomura Real Estate
	Holdings Inc.	173,200	3,393
^	Ito En, Ltd.	212,400	3,383
	Tosoh Corp.	1,691,000	3,372
	Nisshin Steel Co.	2,498,000	3,345
	Asics Corp.	530,139	3,322
	Japan Prime Realty
	Investment Corp.	1,859	3,303
^	Mitsui Engineering &
	Shipbuilding Co., Ltd.	2,350,000	3,288
	Daicel Chemical
	Industries Ltd.	910,000	3,281
	Minebea Co., Ltd.	1,193,000	3,220
	Dai-Nippon Ink &
	Chemicals, Inc.	1,987,000	3,212
	Daido Steel Co., Ltd.	1,006,000	3,189
	Leopalace21 Corp.	425,300	3,166
	Alps Electric Co., Ltd.	573,900	3,157
	Onward Kashiyama
	Co., Ltd.	430,000	3,145
	Yamato Kogyo Co., Ltd.	131,900	3,117
	Toyoda Gosei Co., Ltd.	217,900	3,059
	JAFCO Co., Ltd.	112,000	3,015
^	Takefuji Corp.	367,260	2,953
	Maruichi Steel Tube Ltd.	124,800	2,839

			Market
			Value•
		Shares	($000)
	Obic Co., Ltd.	23,110	2,829
	Tokyo Steel
	Manufacturing Co.	359,800	2,779
	Aeon Credit Service
	Co. Ltd.	260,790	2,778
	Dowa Mining Co., Ltd.	908,000	2,737
	Fuji Electric Holdings
	Co., Ltd.	1,872,000	2,731
	Otsuka Corp.	52,464	2,639
	Nisshinbo Industries, Inc.	447,000	2,598
^	Itochu
	Techno-Science Corp.	100,100	2,346
	Tokyo Broadcasting
	System, Inc.	127,900	2,266
^,*	DeNA Co., Ltd.	963	2,155
	NHK Spring Co.	527,000	2,124
	Okuma Corp.	476,711	2,096
	Hino Motors, Ltd.	869,000	2,008
	CSK Corp.	237,400	1,984
	Toyota Boshoku Corp.	217,900	1,944
^,*	Elpida Memory Inc.	363,600	1,938
	Fuji Television
	Network, Inc.	1,580	1,892
	Aozora Bank, Ltd.	2,165,000	1,808
	Tokai Rika Co., Ltd.	172,724	1,747
^	Osaka Titanium
	Technologies Co.	61,726	1,610
^	Pioneer Corp.	517,400	1,535
	Shinko Electric
	Industries Co., Ltd.	224,753	1,449
	Hikari Tsushin, Inc.	87,700	1,309
^,*	NEC Electronics Corp.	123,200	1,241
^	Toho Titanium Co., Ltd.	103,142	1,206
^	Aiful Corp.	252,400	1,170
*	Dowa Mining Co., Ltd.
	Rights Exp. 1/29/10	425,000	62
			6,230,585
New Zealand (0.3%)
	Telecom Corp. of
	New Zealand Ltd.	6,067,847	8,225
	Fletcher Building Ltd.	1,669,131	5,668
	Contact Energy Ltd.	963,459	4,085
	Auckland International
	Airport Ltd.	3,257,122	3,486
	Sky City Entertainment
	Group Ltd.	1,599,910	3,088
			24,552
Singapore (3.2%)
	Singapore
	Telecommunications
	Ltd.	26,478,290	44,561
	United Overseas Bank
	Ltd.	4,054,567	36,656
	DBS Group Holdings Ltd.	3,792,161	28,947
	Oversea-Chinese Banking
	Corp., Ltd.	8,319,068	28,126

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Singapore Airlines Ltd.	1,778,010	13,622
	Keppel Corp., Ltd.	4,239,500	13,217
	Capitaland Ltd.	5,644,895	11,313
	Singapore Press
	Holdings Ltd.	5,041,833	11,014
	Singapore Exchange Ltd.	2,846,318	10,188
	City Developments Ltd.	1,659,412	7,338
	Singapore Technologies
	Engineering Ltd.	4,471,407	7,060
	Fraser & Neave Ltd.	3,224,500	6,084
	Sembcorp Industries Ltd.	3,257,393	5,475
	ComfortDelGro Corp. Ltd.	6,275,586	5,148
	CapitaMall Trust	3,879,148	5,144
	Wilmar International Ltd.	2,768,000	4,787
	Noble Group Ltd.	5,244,600	3,818
	Ascendas REIT	3,310,000	3,683
	Olam International Ltd.	3,981,100	3,504
	SembCorp Marine Ltd.	2,730,800	3,394
	Parkway Holdings Ltd.	2,986,705	3,202
	Jardine Cycle N
	Carriage Ltd.	468,128	3,003
	Venture Corp. Ltd.	730,250	2,669
	United Overseas
	Land Ltd.	1,731,556	2,267
	Capitacommercial Trust	3,238,365	2,225
	Golden
	Agri-Resources Ltd.	16,432,000	2,193
	Cosco Corp.
	Singapore Ltd.	2,951,000	1,615
	Keppel Land Ltd.	1,194,000	1,535
	Neptune Orient Lines Ltd.	1,712,000	1,446
	Yanlord Land Group Ltd.	1,483,000	761
			273,995
Total Common Stocks
(Cost $12,257,290)			8,623,818
Temporary Cash Investments (3.0%)[1]
Money Market Fund (2.7%)
2,3	Vanguard Market
	Liquidity Fund,
	1.701%	233,905,019	233,905

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Agency Obligations (0.3%)
4,5	Federal Home
	Loan Bank,
	2.674%, 2/27/09	2,000	1,984
4,5	Federal Home Loan
	Mortgage Corp.,
	1.912%, 2/27/09	2,500	2,481
4	Federal National
	Mortgage Assn.,
	2.464%, 11/5/08	15,000	14,998
4,5	Federal National
	Mortgage Assn.,
	2.585%, 11/17/08	10,000	9,993
			29,456
Total Temporary Cash Investments
(Cost $263,357)			263,361
Total Investments (101.6%)
(Cost $12,520,647)			8,887,179
Other Assets and Liabilites (–1.6%)
Other Assets			110,944
Liabilities[3]			(250,869)
			(139,925)
Net Assets (100%)			8,747,254

Pacific Stock Index Fund

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	12,919,869
Undistributed Net Investment Income	100,521
Accumulated Net Realized Losses	(615,831)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,633,468)
Futures Contracts	(25,432)
Foreign Currencies and Forward
Currency Contracts	1,595
Net Assets	8,747,254

Investor Shares—Net Assets
Applicable to 637,638,547 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,064,602
Net Asset Value Per Share—
Investor Shares	$7.94

Admiral Shares—Net Assets
Applicable to 14,151,536 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	736,509
Net Asset Value Per Share—
Admiral Shares	$52.04

Signal Shares—Net Assets
Applicable to 8,285,921 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	149,792
Net Asset Value Per Share—
Signal Shares	$18.08

Amount
($000)
Institutional Shares—Net Assets
Applicable to 202,207,192 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,610,027
Net Asset Value Per Share—
Institutional Shares	$7.96

ETF Shares—Net Assets
Applicable to 28,180,618 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,186,324
Net Asset Value Per Share—
ETF Shares	$42.10

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $163,674,000.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $176,426,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5 Securities with a value of $14,458,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Dividends[1]	361,276
Interest[2]	2,723
Security Lending	6,738
Total Income	370,737
Expenses
The Vanguard Group—Note B
Investment Advisory Services	390
Management and Administrative—Investor Shares	15,864
Management and Administrative—Admiral Shares	839
Management and Administrative—Signal Shares	182
Management and Administrative—Institutional Shares	873
Management and Administrative—ETF Shares	870
Marketing and Distribution—Investor Shares	2,713
Marketing and Distribution—Admiral Shares	231
Marketing and Distribution—Signal Shares	42
Marketing and Distribution—Institutional Shares	620
Marketing and Distribution—ETF Shares	400
Custodian Fees	2,854
Auditing Fees	39
Shareholders’ Reports—Investor Shares	162
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	60
Trustees’ Fees and Expenses	19
Total Expenses	26,170
Net Investment Income	344,567
Realized Net Gain (Loss)
Investment Securities Sold	625,715
Futures Contracts	(27,279)
Foreign Currencies and Forward Currency Contracts	(1,132)
Realized Net Gain (Loss)	597,304
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,978,294)
Futures Contracts	(28,896)
Foreign Currencies and Forward Currency Contracts	811
Change in Unrealized Appreciation (Depreciation)	(8,006,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,064,508)

1 Dividends are net of foreign withholding taxes of $16,172,000.

2 Interest income from an affiliated company of the fund was $2,397,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	344,567	260,891
Realized Net Gain (Loss)	597,304	30,327
Change in Unrealized Appreciation (Depreciation)	(8,006,379)	2,252,375
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,064,508)	2,543,593
Distributions
Net Investment Income
Investor Shares	(247,822)	(176,611)
Admiral Shares	(29,349)	(25,966)
Signal Shares	(6,128)	—
Institutional Shares	(59,339)	(42,679)
ETF Shares	(34,784)	(18,129)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(377,422)	(263,385)
Capital Share Transactions
Investor Shares	(1,532,226)	1,937,377
Admiral Shares	34,355	(42,070)
Signal Shares	31,639	242,515
Institutional Shares	93,372	573,669
ETF Shares	519,132	628,365
Net Increase (Decrease) from Capital Share Transactions	(853,728)	3,339,856
Total Increase (Decrease)	(8,295,658)	5,620,064
Net Assets
Beginning of Period	17,042,912	11,422,848
End of Period[1]	8,747,254	17,042,912

1 Net Assets—End of Period includes undistributed net investment income of $100,521,000 and $131,063,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.19	$12.13	$10.39	$8.63	$7.80
Investment Operations
Net Investment Income	.281	.236	.190	.156	.121
Net Realized and Unrealized Gain (Loss)
on Investments	(6.228)	2.091	1.710	1.761	.814
Total from Investment Operations	(5.947)	2.327	1.900	1.917	.935
Distributions
Dividends from Net Investment Income	(.303)	(.267)	(.160)	(.157)	(.105)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.303)	(.267)	(.160)	(.157)	(.105)
Net Asset Value, End of Period	$7.94	$14.19	$12.13	$10.39	$8.63

Total Return[1]	–42.71%	19.52%	18.39%	22.48%	12.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,065	$11,281	$7,814	$5,202	$3,471
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.27%	0.32%	0.34%
Ratio of Net Investment Income to
Average Net Assets	2.32%	1.80%	1.73%	1.76%	1.57%
Portfolio Turnover Rate[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$92.94	$79.43	$68.05	$56.47	$51.05
Investment Operations
Net Investment Income	1.933	1.613	1.302	1.069	.835
Net Realized and Unrealized Gain (Loss)
on Investments	(40.773)	13.714	11.185	11.583	5.318
Total from Investment Operations	(38.840)	15.327	12.487	12.652	6.153
Distributions
Dividends from Net Investment Income	(2.060)	(1.817)	(1.107)	(1.072)	(.733)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.060)	(1.817)	(1.107)	(1.072)	(.733)
Net Asset Value, End of Period	$52.04	$92.94	$79.43	$68.05	$56.47

Total Return[1]	–42.62%	19.64%	18.46%	22.68%	12.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$737	$1,292	$1,128	$720	$314
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.17%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.42%	1.90%	1.83%	1.90%	1.69%
Portfolio Turnover Rate[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Signal Shares
	Year	June 4,
	Ended	2007[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$32.28	$30.53
Investment Operations
Net Investment Income	.667	.250
Net Realized and Unrealized Gain (Loss) on Investments	(14.158)	1.500
Total from Investment Operations	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.709)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.709)	—
Net Asset Value, End of Period	$18.08	$32.28

Total Return[2]	–42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$150	$247
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	2.42%	1.90%[3]
Portfolio Turnover Rate[4]	9%	3%

1 Inception.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.22	$12.15	$10.41	$8.64	$7.81
Investment Operations
Net Investment Income	.300	.251	.206	.180	.134
Net Realized and Unrealized Gain (Loss)
on Investments	(6.242)	2.102	1.710	1.760	.814
Total from Investment Operations	(5.942)	2.353	1.916	1.940	.948
Distributions
Dividends from Net Investment Income	(.318)	(.283)	(.176)	(.170)	(.118)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.318)	(.283)	(.176)	(.170)	(.118)
Net Asset Value, End of Period	$7.96	$14.22	$12.15	$10.41	$8.64

Total Return[1]	–42.62%	19.72%	18.52%	22.74%	12.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,610	$2,720	$1,788	$1,280	$754
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.45%	1.93%	1.88%	1.95%	1.76%
Portfolio Turnover Rate[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

ETF Shares
				March 4,
				2005[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$75.17	$64.24	$55.09	$50.71
Investment Operations
Net Investment Income	1.573	1.314	1.060	.750
Net Realized and Unrealized Gain (Loss) on Investments	(32.974)	11.089	9.020	3.630
Total from Investment Operations	(31.401)	12.403	10.080	4.380
Distributions
Dividends from Net Investment Income	(1.669)	(1.473)	(.930)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.669)	(1.473)	(.930)	—
Net Asset Value, End of Period	$42.10	$75.17	$64.24	$55.09

Total Return	–42.61%	19.65%	18.43%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,186	$1,503	$693	$164
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.18%	0.18%[2]
Ratio of Net Investment Income to Average Net Assets	2.43%	1.90%	1.82%	1.89%[2]
Portfolio Turnover Rate[3]	9%	3%	2%	7%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Pacific Stock Index Fund

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The primary risk associated with the fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $985,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Pacific Stock Index Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2008, the fund realized net foreign currency losses of $9,327,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2008, the fund realized gains on the sale of passive foreign investment companies of $11,640,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation of $194,526,000 on the fund’s passive foreign investment company holdings at October 31, 2007, has been distributed and is reflected in the balance of undistributed net investment income. Since October 31, 2007, the fund’s passive foreign investment company holdings have depreciated in value, reducing the amount of taxable income available for distribution as of October 31, 2008 by $185,016,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2008, was $9,510,000.

During the year ended October 31, 2008, the fund realized $1,129,766,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2008, the fund had $125,413,000 of ordinary income available for distribution. The fund had available realized losses of $532,747,000 to offset future net capital gains of $1,920,000 through October 31, 2009, $68,660,000 through October 31, 2010, $4,471,000 through October 31, 2011, $4,674,000 through October 31, 2013, and $453,022,000 through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $12,616,600,000. Net unrealized depreciation of investment securities for tax purposes was $3,729,421,000, consisting of unrealized gains of $154,068,000 on securities that had risen in value since their purchase and $3,883,489,000 in unrealized losses on securities that had fallen in value since their purchase.

Pacific Stock Index Fund

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
Topix Index	1,064	92,390	(22,399)
S&P ASX 200 Index	414	27,559	(3,033)

At October 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
		Contract Amount (000)			(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
12/23/2008	AUD	36,477	USD	23,952	(3,616)
12/17/2008	JPY	1,237,180	USD	12,606	257

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $4,954,000 resulting from the translation of other assets and liabilities at October 31, 2008.

D. During the year ended October 31, 2008, the fund purchased $3,238,517,000 of investment securities and sold $4,194,545,000 of investment securities, other than temporary cash investments.

Pacific Stock Index Fund

E. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,411,768	203,868	2,509,485	193,872
Issued in Lieu of Cash Distributions	244,964	19,319	174,133	14,134
Redeemed[1]	(4,188,958)	(380,723)	(746,241)	(57,211)
Net Increase (Decrease)—Investor Shares	(1,532,226)	(157,536)	1,937,377	150,795
Admiral Shares
Issued	226,260	2,951	364,227	4,302
Issued in Lieu of Cash Distributions	24,546	296	22,198	275
Redeemed[1]	(216,451)	(2,998)	(428,495)	(4,870)
Net Increase (Decrease)—Admiral Shares	34,355	249	(42,070)	(293)
Signal Shares
Issued	119,279	4,249	249,314	7,875
Issued in Lieu of Cash Distributions	5,089	176	—	—
Redeemed[1]	(92,729)	(3,794)	(6,799)	(220)
Net Increase (Decrease)—Signal Shares	31,639	631	242,515	7,655
Institutional Shares
Issued	918,220	82,517	963,535	73,688
Issued in Lieu of Cash Distributions	51,874	4,047	36,590	2,965
Redeemed[1]	(876,722)	(75,668)	(426,456)	(32,512)
Net Increase (Decrease)—Institutional Shares	93,372	10,896	573,669	44,141
ETF Shares
Issued	541,682	8,588	628,365	9,203
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(22,550)	(400)	—	—
Net Increase (Decrease)—ETF Shares	519,132	8,188	628,365	9,203

1 Net of redemption fees of $911,000 and $508,000 (fund totals).

Pacific Stock Index Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

			Forward
	Investments	Futures	Currency
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	236,220	(25,432)	(3,359)
Level 2—Other significant observable inputs	8,650,959	—	—
Level 3—Significant unobservable inputs	—	—	—
Total	8,887,179	(25,432)	(3,359)

Emerging Markets Stock Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	830	781	1,898
Turnover Rate	20%	—	—
Expense Ratio
(10/31/2007)[3]		—	—
Investor Shares	0.37%
Admiral Shares	0.25%
Signal Shares	0.25%
Institutional Shares	0.20%
ETF Shares	0.25%
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	5.5%	5.2%	9.0%
Consumer Staples	5.3	5.3	9.9
Energy	16.3	16.2	12.0
Financials	21.4	21.5	21.4
Health Care	2.5	2.4	9.7
Industrials	7.4	7.4	10.0
Information Technology	12.5	12.3	9.1
Materials	12.6	12.8	7.4
Telecommunication
Services	12.9	13.2	6.0
Utilities	3.6	3.7	5.5

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.93
Beta	0.98	1.32

Ten Largest Holdings[5] (% of total net assets)

Petróleo Brasileiro SA	integrated oil
	and gas	3.6%
China Mobile	wireless
(Hong Kong) Ltd.	telecommunication
	services	3.0
Samsung
Electronics Co., Ltd.	semiconductors	2.9
OAO Gazprom	integrated oil
Sponsored ADR	and gas	2.7
Companhia Vale do	diversified metals
Rio Doce	and mining	2.4
Teva Pharmaceutical
Industries Ltd.	pharmaceuticals	1.8
Taiwan Semiconductor
Manufacturing Co., Ltd.	semiconductors	1.7
America Movil SA de CV	wireless
	telecommunication
	services	1.6
Industrial and
Commercial Bank of	diversified
China Ltd. Class H	banks	1.1
China Life	life and
Insurance Co., Ltd.	health insurance	1.1
Top Ten		21.9%

1 MSCI Emerging Markets Index.

2 MSCI All Country World Index ex USA.

3 The expense ratios shown are from the prospectus dated August 29, 2008. For the fiscal year ended October 31, 2008, the expense ratios were 0.32% for Investor Shares, 0.20% for Admiral Shares, 0.20% for Signal Shares, 0.15% for Institutional Shares, and 0.20% for ETF Shares.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

5 The holdings listed exclude any temporary cash investments and equity index products.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
China	15.6%	15.4%
Brazil	13.8	14.2
South Korea	13.6	13.5
Taiwan	11.8	11.7
Russia	7.8	7.4
South Africa	7.6	7.2
India	6.8	6.6
Mexico	5.1	5.2
Israel	3.4	3.3
Malaysia	3.0	2.9
Poland	1.8	1.7
Turkey	1.7	1.6
Chile	1.4	1.4
Indonesia	1.4	1.4
Thailand	1.4	1.3
Other Emerging Markets	3.8	5.2

1 MSCI Emerging Markets Index.

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1998–October 31, 2008

Initial Investment of $10,000

		Average Annual Total Returns		Final Value of
	Periods Ended October 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Emerging Markets Stock Index Fund
Investor Shares[1]	–56.88%	8.94%	9.19%	$24,084
MSCI All Country World Index ex USA	–48.27	5.05	3.19	13,692
Spliced Emerging Markets Index[2]	–56.35	9.22	9.39	24,536
Average Emerging Markets Fund[3]	–57.30	8.20	9.08	23,847

			Final Value of
		Since	a $100,000
	One Year	Inception[4]	Investment
Emerging Markets Stock Index Fund Admiral Shares[1]	–56.85%	–6.62%	$85,102
MSCI All Country World Index ex USA	–48.27	–10.00	78,004
Spliced Emerging Markets Index[2]	–56.35	–6.61	85,121

1 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or, for Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

3 Derived from data provided by Lipper Inc.

4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: June 23, 2006.

Emerging Markets Stock Index Fund

			Final Value of
		Since	a $10,000,000
	One Year	Inception[1]	Investment
Emerging Markets Stock Index Fund Signal Shares[2]	–56.85%	–20.67%	$6,620,273
MSCI All Country World Index ex USA	–48.27	–21.83	6,448,410
MSCI Emerging Markets Index	–56.35	–20.57	6,634,489

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Emerging Markets Stock Index Fund
Institutional Shares[2]	–56.82%	9.13%	6.10%	$8,203,312
MSCI All Country World Index ex USA	–48.27	5.05	0.11	5,047,306
Spliced Emerging Markets Index[3]	–56.35	9.22	6.24	8,291,634

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Emerging Markets Stock Index Fund
ETF Shares Net Asset Value	–56.62%	0.99%	$10,368
MSCI All Country World Index ex USA	–48.27	–2.25	9,202
Spliced Emerging Markets Index[3]	–56.35	1.00	10,372

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2008
		Since
	One Year	Inception[1]
Emerging Markets Stock Index Fund ETF Shares Market Price	–56.74%	3.81%
Emerging Markets Stock Index Fund ETF Shares Net Asset Value	–56.62	3.68
Spliced Emerging Markets Index[3]	–56.35	1.00

1 Performance for the fund and its comparative standards is calculated since the following inception dates: January 19, 2007, for the Signal Shares; June 22, 2000, for the Institutional Shares; and March 4, 2005, for the ETF Shares.

2 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

Emerging Markets Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1998–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Emerging Markets Stock Index Fund
Investor Shares[2]	5/4/1994	–32.71%	18.39%	14.46%
Fee-Adjusted Returns[3]		–33.05	18.27	14.41
Admiral Shares	6/23/2006	–32.61	7.67[4]	—
Fee-Adjusted Returns[3]		–32.95	7.43[4]	—
Signal Shares	1/19/2007	–32.63	–4.79[4]	—
Fee-Adjusted Returns[3]		–32.96	–5.07[4]	—
Institutional Shares	6/22/2000	–32.59	18.59	10.47[4]
Fee-Adjusted Returns[3]		–32.93	18.48	10.41[4]
ETF Shares	3/4/2005
Market Price		–32.01	10.81[4]	—
Net Asset Value		–32.62	10.59[4]	—

1 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

2 Returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

4 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Argentina (0.4%)
	Tenaris SA ADR	1,010,982	20,816
	Tenaris SA	1,351,827	15,289
	Siderar SA Class A	780,264	3,917
	Petrobras Energia
	Participaciones SA ADR	587,636	3,649
*	Telecom Argentina SA
	ADR	362,513	2,110
^	Banco Macro Bansud SA
	ADR	282,918	1,994
	Petrobras Energia
	Participaciones SA	2,793,723	1,939
*	Telecom Argentina SA	1,330,950	1,729
			51,443
Brazil (13.8%)
	Petroleo Brasileiro
	SA Pfd.	17,653,912	190,188
	Petroleo Brasileiro SA	12,758,696	168,899
	Companhia Vale do Rio
	Doce Pfd. Class A	10,624,077	123,232
	Companhia Vale do
	Rio Doce	7,430,038	95,340
	Banco Bradesco SA	8,005,600	91,825
	Banco Itau Holding
	Financeira SA	6,217,400	67,153
	Petroleo Brasileiro
	SA Series A ADR	2,300,677	50,776
	Itausa-Investimentos
	Itau SA	14,535,985	46,362
	Petroleo Brasileiro SA
	ADR	1,700,354	45,723
	Companhia Vale do Rio
	Doce Sponsored ADR	3,902,181	45,695
	Companhia de Bebidas
	das Americas Pfd.	967,909	41,147
	Companhia Vale do Rio
	Doce ADR	2,754,348	36,137
	Unibanco-Uniao de
	Bancos Brasileiros SA	5,211,883	32,236

			Market
			Value•
		Shares	($000)
	Banco Bradesco SA ADR	2,319,882	27,143
	Banco Itau Holding
	Financeira SA ADR	2,419,633	26,761
	Companhia Siderurgica
	Nacional SA	1,808,860	24,062
	Companhia Energetica
	de Minas Gerais Pfd.	1,569,006	23,848
	BM&F BOVESPA SA	8,622,676	22,885
	Usiminas-Usinas
	Siderugicas de
	Minas Gerais SA Pfd.	1,785,255	22,826
	Gerdau SA Pfd.	3,504,900	22,293
	Tele Norte Leste
	Participacoes SA Pfd.	1,524,163	20,613
	Redecard SA	1,894,997	20,564
	Centrais Electricas
	Brasileiras SA	1,591,391	19,076
	Metalurgica Gerdau SA	1,936,562	17,278
	Banco do Brasil SA	2,328,965	15,372
	Centrais Electricas
	Brasileiras SA Pfd.
	B Shares	1,418,019	15,349
	Uniao de Bancos
	Brasileiros SA GDR	234,630	14,800
	Bradespar SA Pfd.	1,603,511	14,092
	All America Latina
	Logistica	2,767,013	12,746
	CPFL Energia SA	845,189	12,242
	Empresa Brasileira
	de Aeronautica SA	2,387,949	12,235
	Perdigao SA	797,962	11,595
*	Ironx Mineracao SA	861,125	11,328
*	OGX Petroleo e Gas
	Participacoes SA	90,386	11,327
	Companhia Siderurgica
	Nacional SA ADR	803,380	10,926
	Brasil Telecom
	Participacoes SA	484,328	10,172
	Ultrapar Participacoes S.A.	546,123	10,083
	Vivo Participacoes SA Pfd.	911,118	9,917

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Companhia de Bebidas
	das Americas ADR	224,399	9,537
	Souza Cruz SA	536,015	9,295
	Electropaulo Metropolitana
	SA	660,113	8,105
	Embraer-Empresa Brasileira
	de Aeronautica SA ADR	387,345	8,103
	Companhia de Concessoes
	Rodoviarias	842,040	8,084
	Telmar Norte Leste SA	321,300	8,075
*	Net Servicos de
	Comunicacao SA	1,267,041	8,053
	Brasil Telecom
	Participacoes SA Pfd.	1,086,126	7,610
	Natura Cosmeticos SA	900,089	7,561
	Gerdau SA ADR	1,125,056	7,212
	Tractebel Energia SA	917,109	7,196
	Cyrela Brazil Realty SA	1,501,689	7,153
	Tele Norte Leste
	Participacoes SA	461,381	6,921
	Votorantim Celulose e
	Papel SA Pfd.	666,869	6,556
	Gerdau SA	1,236,550	6,535
	Companhia de
	Saneamento Basico
	do Estado de Sao Paulo	568,382	6,506
	Lojas Americanas SA Pfd.	2,318,498	6,410
	Lojas Renner SA	849,165	6,271
	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar ADR	206,032	6,167
	Companhia Energetica
	de Minas Gerais ADR	401,689	6,110
*	GVT Holding SA	546,499	5,941
	Gafisa SA	832,380	5,898
	Suzano Papel e Celulose
	SA	950,803	5,639
	B2W Com Global
	Do Varejo	416,598	5,346
	Tam SA	510,917	5,330
	Klabin SA	3,045,753	5,258
	Usinas Siderurgicas de
	Minas Gerais SA	450,033	5,152
	Braskem SA	1,200,724	5,143
	Brasil Telecom SA Pfd.	855,932	5,097
	Energias do Brasil SA	472,795	5,085
	CESP - Companhia
	Energetica de Sao Paulo	1,125,527	5,039
	Tim Participacoes SA Pfd.	3,420,432	4,878
	Companhia Paranaense
	de Energia-COPEL	442,739	4,868
	Fertilizantes Fosfatados
	S.A.	912,776	4,740
	JBS SA	2,478,845	4,474
	Tele Norte Leste
	Participacoes ADR	320,272	4,349

			Market
			Value•
		Shares	($000)
	Duratex SA Pfd.	501,492	4,190
	Companhia Paranaense
	de Energia-COPEL ADR	290,409	3,229
	Sadia SA Pfd.	1,600,277	3,191
	Banco do Estado do
	Rio Grande do Sul SA	1,295,430	2,996
*	Cosan SA Industria e
	Comercio	584,450	2,881
	Companhia de
	Saneamento Basico
	do Estado de Sao
	Paulo ADR	123,449	2,839
	Companhia Brasileira
	de Distribuicao Grupo
	Pao de Acucar Pfd.	183,869	2,755
	Localiza Rent a Car SA	698,552	2,708
	MRV Engenharia e
	Participacoes SA	462,446	2,393
	Aracruz Celulose SA ADR	176,849	2,352
	Aracruz Celulose SA Pfd.
	B Shares	1,658,905	2,037
	Sadia SA ADR	310,387	1,881
	Gol - Linhas Aereas
	Inteligentes SA Pfd.	410,260	1,767
	MMX Mineracao e
	Metalicos SA	918,072	1,754
	Tim Participacoes SA ADR	97,154	1,405
	Brasil Telecom
	Participacoes SA ADR	11,676	400
*	LLX Logistica SA	813,466	285
*	Vivo Participacoes SA ADR	2,193	24
	Votorantim Celulose
	e Papel SA ADR	1,799	18
	Braskem SA ADR	2,012	17
			1,723,065
Chile (1.4%)
	Empresas Copec SA	2,715,193	22,244
	Empresa Nacional de
	Electricidad SA	16,338,550	19,073
	Enersis SA	65,024,375	17,645
	Empresas CMPC SA	715,891	13,181
	Sociedad Quimica y
	Minera de Chile SA	444,322	9,340
	Empresa Nacional de
	Electricidad SA ADR	244,239	9,086
	Lan Airlines SA	971,219	8,789
	Enersis SA ADR	582,508	8,388
	Empresa Nacional de
	Telecomunicaciones SA	765,922	7,936
	Cencosud SA	5,359,821	7,839
	Banco Santander Chile
	SA ADR	211,216	7,561
	CAP SA	542,652	6,532
*	Colburn SA	39,500,394	5,924
	S.A.C.I. Falabella, SA	2,111,290	5,556

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Banco Santander Chile
	SA	177,458,517	5,424
	Compania Cervecerias
	Unidas SA	931,173	4,998
	Sociedad Quimica y
	Minera de Chile SA ADR	213,144	4,881
	Distribucion y Servicio
	D&S SA	15,999,047	4,484
	Banco de Credito e
	Inversiones	220,261	3,694
	Masisa SA	22,645,066	1,722
	Compania de
	Telecomunicaciones
	de Chile SA ADR	228,090	1,549
	Distribucion y Servicio
	D&S SA ADR	40,380	719
			176,565
China (15.7%)
	China Mobile
	(Hong Kong) Ltd.	42,582,467	374,867
^	Industrial and
	Commercial Bank of
	China Ltd. Class H	293,692,659	138,188
^	China Life
	Insurance Co., Ltd.	50,087,110	133,853
^	China Construction
	Bank	238,544,163	118,337
	PetroChina Co. Ltd.	149,630,899	112,506
	CNOOC Ltd.	110,897,552	91,056
	China Petroleum &
	Chemical Corp.	118,586,580	77,872
	China Unicom Ltd.	42,065,048	60,056
^	Bank of China	188,874,475	55,149
^	Tencent Holdings Ltd.	6,366,159	46,345
	China Shenhua
	Energy Co. Ltd.
	H-Shares	22,998,000	43,664
^	Ping An Insurance
	(Group) Co.
	of China Ltd.	9,036,488	38,647
	China Telecom
	Corp. Ltd.	98,013,305	34,883
^	China Overseas Land
	& Investment Ltd.	27,381,958	30,922
^	China Merchants
	Bank Co., Ltd. Class H	18,789,500	28,786
^	Bank of
	Communications Ltd.
	Class H	40,997,902	24,161
	China Communications
	Construction Co., Ltd.	29,751,484	21,074
	China Resources Power
	Holdings Co., Ltd.	10,282,740	20,096
	China Merchants
	Holdings International
	Co. Ltd.	7,656,462	18,241

			Market
			Value•
		Shares	($000)
	China Resources
	Enterprise Ltd.	8,401,916	16,727
*,^	China Railway
	Group, Ltd.	26,775,616	15,634
*	China Railway
	Construction Corp.	12,524,500	15,472
	China Coal Energy Co.	23,186,000	14,062
^	Tingyi Holding Corp.	11,935,347	12,643
^	Hengan International
	Group Co. Ltd.	4,501,000	12,554
	China Insurance
	International Holdings
	Co., Ltd.	5,123,007	11,943
	Beijing Enterprises
	Holdings Ltd.	2,813,500	11,111
^	Huaneng Power
	International, Inc.
	H Shares	21,447,262	10,434
^	Aluminum Corp. of
	China Ltd.	27,800,680	10,102
	China COSCO
	Holdings Co., Ltd.	18,027,500	9,712
*,^	Anhui Conch
	Cement Co. Ltd.	3,039,828	9,681
	Chaoda Modern
	Agriculture
	Holdings Ltd.	13,670,319	9,631
^	China Citic Bank	30,480,482	9,416
	GOME Electrical
	Appliances
	Holdings Ltd.	44,554,920	8,900
	Beijing Datang
	Power Generation
	Co., Ltd.	23,087,736	8,695
	Denway Motors Ltd.	34,437,618	8,588
	China Shipping
	Development Co.	8,683,659	8,557
	Fujian Zijin Mining
	Industry Co., Ltd.	28,134,120	8,503
	Lenovo Group Ltd.	28,021,447	8,496
	Belle International
	Holdings Ltd.	17,642,073	8,473
^	Sinofert Holdings, Ltd.	14,748,000	8,230
	Yanzhou Coal Mining
	Co. Ltd. H Shares	13,100,582	8,091
	CHINA YURUN FOOD
	GROUP LTD.	6,473,000	7,694
^	China Resources
	Land Ltd.	7,340,000	7,430
	Beijing Capital
	International Airport
	Co., Ltd.	13,173,654	7,428
^	Parkson Retail
	Group Ltd.	7,787,975	7,229
	China Mengniu
	Dairy Co., Ltd.	7,442,836	7,156

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
^	BYD Co. Ltd.	4,031,755	6,853
	China Communication
	Services Corp. Ltd.	12,562,000	6,606
*	Shanghai Electric Group
	Co., Ltd. Class H	20,971,178	6,346
	CITIC Pacific Ltd.	7,652,218	6,223
	Jiangsu Expressway
	Co. Ltd. H Shares	8,685,777	6,075
	Shanghai Industrial
	Holding Ltd.	3,776,645	6,005
	Sino-Ocean Land
	Holdings Ltd.	21,982,365	5,909
	China Oilfield
	Services Ltd.	10,740,000	5,902
^	Li Ning Co., Ltd.	4,741,068	5,867
	Cosco Pacific Ltd.	7,928,492	5,774
	Dongfeng Motor Corp.	19,297,832	5,463
	Guangdong
	Investment Ltd.	17,697,304	5,417
	CNPC Hong Kong Ltd.	17,594,330	5,395
^	Shimao Property
	Holdings Ltd.	9,602,862	5,207
	China Everbright Ltd.	5,276,570	4,954
	China Vanke Co., Ltd.	8,271,480	4,888
	Zhejiang Expressway
	Co., Ltd.	10,184,528	4,879
^	Air China Ltd.	17,135,068	4,786
*,^	PICC Property and
	Casualty Co., Ltd.	17,173,551	4,755
^	Angang Steel Co., Ltd.	7,711,306	4,732
^	Jiangxi Copper Co. Ltd.	9,315,637	4,580
^	China High Speed
	Transmission Equipment
	Group Co., Ltd.	5,759,872	4,576
*,^	Alibaba.com, Ltd.	7,544,687	4,556
^	Country Garden
	Holdings Co.	22,728,307	4,037
	Agile Property
	Holdings, Inc.	11,751,177	3,905
	Inner Mongolia Yitai
	Coal Co., Ltd.	2,297,800	3,884
	Yantai Changyu Pioneer
	Wine Co., Ltd.	1,249,940	3,884
	The Guangshen
	Railway Co., Ltd.	9,789,345	3,811
^	China National Building
	Material Co., Ltd.	6,284,359	3,660
*,^	China Agri-Industries
	Holdings Ltd.	9,963,534	3,552
^	China Bluechemical, Ltd.	9,204,000	3,491
^	Guangzhou R&F
	Properties Co. Ltd.	7,189,600	3,455
^	ZTE Corp.	1,449,423	3,277
*	Soho China	10,973,068	3,262
	Sinopec Shanghai
	Petrochemical Co. Ltd.	16,747,668	3,135

			Market
			Value•
		Shares	($000)
	Shui On Land Ltd.	12,882,464	2,918
	China Travel
	International	20,448,049	2,900
^	China Shipping Container
	Lines Co. Ltd.	24,776,618	2,853
	Shanghai Zhenhua Port
	Machinery Co., Ltd.
	Class B	4,528,999	2,851
	China International
	Marine Containers
	(Group) Co.,Ltd.	5,440,259	2,750
	Harbin Power Equipment
	Co., Ltd.	4,645,867	2,583
	Shanghai Lujiazui Finance
	& Trade Zone
	DevelopmentCo., Ltd.
	Class B	3,375,400	2,429
	Maanshan Iron and
	Steel Co. Ltd.	12,534,922	2,336
^	Dongfang Electrical
	Corp. Ltd.	1,161,600	2,261
	Fosun International	10,918,630	2,248
	Guangzhou Investment
	Co. Ltd.	27,856,000	2,071
*,^	China Southern Airlines
	Co. Ltd.	12,283,924	1,913
^	Nine Dragons Paper
	Holdings Ltd.	10,132,150	1,747
	Shougang Concord
	International
	Enterprises
	Company Ltd.	20,663,469	1,711
*,^	CITIC Resources
	Holdings Ltd.	18,452,300	1,404
^	Hopson Development
	Holdings Ltd.	4,126,211	1,379
	Hidili Industry Int’l
	Development Ltd.	6,260,424	1,325
*,^	China Eastern Airlines
	Corp. Ltd.	10,403,782	1,320
	KWG Property
	Holding, Ltd.	5,591,500	1,197
			1,960,592
Colombia (0.2%)
	Bancolombia SA ADR	1,183,037	23,105

Czech Republic (0.9%)
	Ceske Energeticke
	Zavody a.s.	1,470,303	64,306
	Cesky Telecom a.s.	819,877	17,520
	Komercni Banka a.s.	109,207	16,628
	Zentiva NV	193,052	11,262
*	Central European
	Media Enterprises Ltd.	219,616	5,432
	Unipetrol a.s.	517,362	3,877
			119,025

Emerging Markets Stock Index Fund

		Market
		Value•
	Shares	($000)
Egypt (0.4%)
Orascom Construction
Industries GDR	440,725	29,727
Orascom Telecom Holding
SAE GDR	834,925	25,938
		55,665
Hungary (0.6%)
*,^ OTP Bank Nyrt.	1,945,583	32,223
MOL Hungarian Oil and
Gas Nyrt.	430,528	23,293
Richter Gedeon Nyrt.	102,323	14,137
Magyar Tavkozlesi Nyrt.	3,400,554	10,759
		80,412
India (6.8%)
Reliance Industries Ltd.	4,625,776	131,129
Infosys Technologies Ltd.	3,229,800	93,890
Housing Development
Finance Corp. Ltd.	1,484,470	53,885
HDFC Bank Ltd.	1,465,139	31,139
ICICI Bank Ltd.	3,409,415	28,308
Hindustan Lever Ltd.	6,140,273	27,886
Oil and Natural
Gas Corp. Ltd.	1,982,723	27,257
ITC Ltd.	7,730,236	24,611
Larsen & Toubro Ltd.	1,398,237	23,308
Bharat Heavy
Electricals Ltd.	826,949	21,969
Reliance Communication
Ventures	4,354,751	19,859
NTPC Ltd.	5,911,251	17,151
ICICI Bank Ltd. ADR	1,000,672	17,102
Axis Bank Ltd.	1,387,263	16,069
Satyam Computer
Services Ltd.	2,541,913	16,027
Tata Consultancy
Services Ltd.	1,402,825	15,648
Gail India Ltd.	2,670,329	11,843
Reliance Capital Ltd.	793,943	10,778
HDFC Bank Ltd. ADR	158,255	10,382
Sterlite Industries
(India) Ltd.	1,735,827	10,333
Sun Pharmaceutical
Industries Ltd.	433,519	10,031
Wipro Ltd.	1,661,681	9,315
Hero Honda Motors Ltd.	569,710	8,726
Cipla Ltd.	2,250,179	8,185
State Bank of India	339,697	7,777
Tata Power Co. Ltd.	543,908	7,742
Mahindra & Mahindra Ltd.	945,775	7,323
Jindal Steel & Power Ltd.	436,669	7,172
Reliance Energy Ltd.	750,891	7,120
* Reliance Petroleum Ltd.	3,804,445	6,764
Satyam Computer
Services Ltd. ADR	421,377	6,628
Hindalco Industries Ltd.	5,213,607	6,521
DLF Ltd.	1,441,588	6,502

			Market
			Value•
		Shares	($000)
*	United Spirits Ltd.	350,383	6,447
	Kotak Mahindra Bank	854,854	6,015
	Tata Motors Ltd.	1,576,639	5,702
	Maruti Udyog Ltd.	486,147	5,674
	Steel Authority of
	India Ltd.	3,227,300	5,641
*	Cairn India Ltd.	2,061,305	5,568
	Ambuja Cements Ltd.	4,397,113	5,536
	Infrastructure
	Development
	Finance Co., Ltd.	4,575,089	5,510
	Jaiprakash
	Associates Ltd.	3,646,302	5,494
	Tata Iron and
	Steel Co. Ltd.	1,242,588	5,416
	Grasim Industries Ltd.	254,490	5,394
	Zee Entertainment
	Enterprises	1,483,790	4,712
	Dr. Reddy’s
	Laboratories Ltd.	477,512	4,228
	Glenmark
	Pharmaceuticals Ltd.	699,504	4,141
	Asea Brown Boveri
	India Ltd.	353,858	3,992
	HCL Technologies Ltd.	1,115,945	3,990
	JSW Steel Ltd.	609,752	3,882
	Associated
	Cement Cos. Ltd.	377,262	3,831
*	Reliance Natural
	Resources, Ltd.	4,193,633	3,773
*	Essar Oil Ltd.	2,082,972	3,696
	Bharat Petroleum
	Corp. Ltd.	620,460	3,636
	Indiabulls Real Estate Ltd.	1,388,774	3,450
	Tata Communications Ltd.	328,050	3,318
*	GMR Infrastructure Ltd.	3,050,621	3,200
	Siemens India Ltd.	567,689	3,096
^	Wipro Ltd. ADR	390,702	3,024
	Ranbaxy Laboratories Ltd.	778,281	2,705
	Aditya Birla Nuvo Ltd.	239,808	2,702
	State Bank of India GDR	52,929	2,454
	Indiabulls Financial
	Services Ltd.	1,039,056	2,390
	Unitech, Ltd.	2,325,644	2,369
	Indian Hotels Co. Ltd.	2,152,155	2,048
	Dr. Reddy’s
	Laboratories Ltd. ADR	234,413	1,983
	Ultratech Cemco Ltd.	262,141	1,922
	Tata Communications Ltd.	45,952	1,102
	Infosys Technologies Ltd.
	ADR	5,089	149
			846,570
Indonesia (1.4%)
	PT Telekomunikasi
	Indonesia Tbk	72,688,179	36,365
	PT Bumi Resources Tbk	122,337,552	24,411

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	PT Bank Central
	Asia Tbk	89,010,224	21,572
	PT Bank Rakyat
	Indonesia Tbk	39,989,552	12,236
	PT Astra
	International Tbk	14,657,694	12,201
	PT Perusahaan Gas
	Negara Tbk	74,900,210	9,432
	PT Indonesian
	Satellite Corp. Tbk	17,745,003	8,511
	PT Unilever
	Indonesia Tbk	11,451,730	7,815
	PT Bank Mandiri Tbk	52,674,024	7,556
	PT Bank International
	Indonesia Tbk	158,038,500	6,886
	PT United Tractors Tbk	10,921,347	3,183
	PT Tambang Batubara
	Bukit Asam Tbk	6,230,286	3,129
	PT Bank Danamon Tbk	13,035,058	3,089
	PT Indofood Sukses
	Makmur Tbk	31,011,796	3,050
	PT Semen Gresik Tbk	11,144,320	3,011
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	7,625,149	2,500
	PT Aneka Tambang Tbk	26,066,659	2,454
	PT International Nickel
	Indonesia Tbk	14,733,650	2,343
*	PT Indah Kiat Pulp &
	Paper Corp.	21,667,500	1,653
	PT Astra Agro Lestari Tbk	2,970,680	1,649
*	PT Truba
	Alam Manunggal
	Engineering Tbk	48,262,767	248
*	PT Bank Pan
	Indonesia Tbk
	Warrants Exp. 7/10/09	7,066,431	107
			173,401
Israel (3.4%)
	Teva Pharmaceutical
	Industries Ltd.	5,418,628	231,079
	Israel Chemicals Ltd.	3,738,144	37,702
*	Check Point Software
	Technologies Ltd.	1,280,551	25,893
	Bank Leumi Le-Israel	7,291,573	19,129
	Bank Hapoalim Ltd.	6,883,479	15,587
	Partner Communications
	Co. Ltd.	634,289	11,618
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	7,478,866	11,166
*	NICE Systems Ltd.	472,711	10,461
	Elbit Systems Ltd.	194,049	9,281
	Cellcom Israel Ltd.	268,871	7,921
	Makhteshim-Agan
	Industries Ltd.	2,075,383	7,859
	The Israel Corp. Ltd.	16,287	7,686

			Market
			Value•
		Shares	($000)
	United Mizrahi Bank Ltd.	892,781	4,674
	Ormat Industries Ltd.	567,738	4,043
	Israel Discount Bank Ltd.	3,609,103	3,546
	Oil Refineries Ltd.	6,846,615	3,465
	Koor Industries Ltd.	81,197	2,765
	Discount Investment
	Corp. Ltd.	225,942	2,639
	Gazit Globe (1982) Ltd.	424,518	2,314
	IDB Development Corp. Ltd.	183,705	2,168
	Africa-Israel
	Investments Ltd.	105,194	1,566
	Delek Group, Ltd.	16,782	1,096
			423,658
Malaysia (3.0%)
	Bumiputra-Commerce
	Holdings Bhd.	17,976,832	31,322
	Sime Darby Bhd.	16,716,813	29,524
	Malayan Banking Bhd.	17,424,092	26,546
	Genting Bhd.	15,884,190	20,492
	IOI Corp. Bhd.	23,847,155	18,903
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	7,899,365	18,194
	Public Bank Bhd.	7,562,460	17,909
	Tenaga Nasional Bhd.	9,187,746	15,617
	Resorts World Bhd.	21,023,710	14,844
	British American
	Tobacco Bhd.	1,016,705	11,771
	Digi.com Bhd.	2,222,455	11,563
	YTL Corp., Bhd.	5,863,562	10,342
	Petronas Gas Bhd.	3,573,028	9,881
*	TM International Bhd.	7,690,640	9,842
	PPB Group Bhd.	3,826,544	8,391
	PLUS Expressways Bhd.	10,756,482	8,082
	Kuala Lumpur
	Kepong Bhd.	3,434,408	8,035
	AMMB Holdings Bhd.	12,895,658	7,860
	UMW Holdings
	Malaysia Bhd.	4,742,360	7,331
	Telekom Malaysia Bhd.	7,506,440	7,101
	Berjaya Sports Toto Bhd.	5,362,456	6,651
	YTL Power
	International Bhd.	13,682,527	6,447
	Hong Leong Bank Bhd.	3,491,736	5,190
	Tanjong Public Ltd. Co.	1,542,036	5,175
	Gamuda Bhd.	11,467,288	4,903
	SP Setia Bhd.	5,930,952	4,700
	IJM Corp. Bhd.	5,486,150	3,982
	Malaysia Mining Corp.,
	Bhd.	6,603,800	3,706
	Petronas Dagangan Bhd.	1,856,200	3,515
	Bursa Malaysia Bhd.	2,384,052	3,505
	KNM Group Bhd.	20,323,116	3,446
	Alliance Financial Group
	Bhd.	6,409,717	3,330
	RHB Capital Bhd.	3,281,935	2,858

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	UEM World Bhd.	5,154,883	2,831
	KLCC Property Holdings
	Bhd.	3,535,100	2,708
*	Airasia Bhd.	8,028,648	2,586
	IGB Corp., Bhd.	6,704,600	2,437
	Parkson Holdings, Bhd.	2,449,095	2,323
	Hong Leong
	Financial Group Bhd.	2,028,700	2,202
	Lafarge Malayan Cement
	Bhd.	2,632,620	2,129
	Malaysian Airline System
	Bhd.	2,433,900	1,961
	Astro All Asia Networks
	PLC	2,937,190	1,751
	Asiatic Development Bhd.	1,807,700	1,609
*	IJM Land Corp. Bhd.
	Warrants Exp. 9/11/13	437,505	22
			373,517
Mexico (5.1%)
	America Movil SA de
	CV	127,323,682	197,207
	Grupo Televisa SA CPO	17,490,186	61,357
	Wal-Mart de Mexico SA	20,872,024	56,124
	Telefonos de Mexico SA	44,789,714	40,204
	Fomento Economico
	Mexicano UBD	15,178,368	38,455
	Cemex SA CPO	50,023,311	37,554
	Telmex Internacional
	SAB de CV	46,701,782	24,535
	Grupo Mexico SA de CV	27,290,726	21,315
*	Carso Global Telecom
	SAB de CV	4,998,518	19,112
	Grupo Financerio Banorte
	SA de CV	9,415,030	17,246
	Grupo Financiero Inbursa,
	SA de CV	6,188,761	16,425
	Grupo Elektra SA de CV	524,205	14,136
	Kimberly Clark de Mexico
	SA de CV Series A	3,962,732	13,027
	Grupo Modelo SA	3,696,047	11,398
	Grupo Carso SA de CV
	Series A1	4,163,766	11,387
	Grupo Bimbo SA	2,082,788	9,995
	Industrias Penoles SA de
	CV	714,094	6,407
	Coca-Cola Femsa SA de
	CV	1,930,673	6,117
*	Desarrolladora Homex
	SA de CV	1,459,690	5,614
*	URBI Desarrollos Urbanos
	SA de CV	3,216,493	4,824
*	Empresas ICA SA de CV	3,327,723	4,784
*	Corporacion GEO, SA de
	CV	3,140,417	4,357
	Alfa SA de CV Series A	2,013,231	4,168

		Market
		Value•
	Shares	($000)
Grupo Aeroportuario
del Pacifico SA ADR	177,067	3,235
Grupo Aeroportuario
del Pacifico SA	1,638,707	2,993
Banco Conpartamos SA
de CV	1,738,418	2,956
* Axtel, SAB de CV	3,885,310	2,023
Controladora Comercial
Mexicana SA de CV
(Units)	2,501,535	690
Cemex SAB de CV ADR	11,033	83
		637,728
Peru (0.6%)
Credicorp Ltd.	468,402	18,104
Southern Copper Corp.
(U.S. Shares)	1,164,836	16,960
Southern Copper Corp.	769,472	11,157
Compania de Minas
Buenaventura SA	854,554	10,769
Compania Minera Milpo
SA	3,702,499	5,238
Compania de Minas
Buenaventura SA ADR	388,691	4,913
Minsur SA	2,827,565	3,347
Volcan Compania
Minera SA	3,615,332	1,716
* Credicorp Ltd.	17,368	682
		72,886
Philippines (0.6%)
Philippine Long Distance
Telephone Co.	405,180	16,576
Bank of Philippine Islands	10,647,700	8,816
Ayala Corp.	1,441,366	6,935
SM Investments Corp.	1,340,166	5,430
Ayala Land, Inc.	40,078,550	4,862
SM Prime Holdings, Inc.	27,975,806	4,815
Globe Telecom, Inc.	244,503	4,540
Manila Electric Co.	3,300,832	3,986
Banco De Oro	6,030,291	3,346
Jollibee Foods Corp.	3,042,759	2,877
PNOC Energy
Development Corp.	42,283,503	2,567
Metropolitan Bank &
Trust Co.	4,300,210	2,276
International Container
Terminal Services, Inc.	5,867,826	1,703
Megaworld Corp.	73,180,739	1,182
		69,911
Poland (1.8%)
Powszechna Kasa
Oszczednosci Bank
Polski SA	3,593,587	40,600
Telekomunikacja Polska
SA	5,070,315	38,312

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bank Polska Kasa Opieki
	Grupa Pekao SA	839,644	38,188
	Polski Koncern Naftowy
	SA	2,355,303	24,017
	Polish Oil & Gas	8,530,338	10,223
	KGHM Polska Miedz SA	887,655	9,853
	Bank Zachodni WBK SA	166,499	7,342
	Asseco Poland SA	395,367	6,672
	TVN SA	1,178,322	5,893
*	Globe Trade Centre SA	926,498	5,470
*	Getin Holding SA	2,323,002	4,842
*	PBG SA	67,387	4,751
*	Bank Rozwoju Eksportu
	SA	66,046	4,449
	Polimex Mostostal SA	2,919,002	3,234
	BIG Bank Gdanski SA	2,200,950	3,130
*	Grupa Lotos SA	388,672	2,751
*	Cersanit-Krasnystaw SA	581,184	2,727
	Orbis SA	194,706	2,662
	Agora SA	319,533	2,257
*	Echo Investment SA	2,051,301	1,826
*	Bioton SA	12,263,028	1,739
	Bank Przemyslowo
	Handlowy PBK SA	68,120	1,221
			222,159
Russia (7.8%)
	OAO Gazprom
	Sponsored ADR	16,768,867	333,920
	LUKOIL Sponsored ADR	3,328,960	127,802
	Sberbank	61,310,982	67,057
	MMC Norilsk Nickel ADR	6,301,280	63,238
	Mobile TeleSystems ADR	1,417,800	55,507
	OAO
	Vimpel-Communications
	Sponsored ADR	3,281,322	47,579
	Rosneft Oil Co. GDR	9,032,845	41,456
	Surgutneftegaz OJSC
	ADR	5,908,325	38,196
	Uralkali	5,295,110	23,135
	Tatneft GDR	515,607	22,585
	NovaTek OAO GDR	541,668	21,421
	VTB Bank OJSC GDR	6,534,031	20,628
	Rostelecom ADR	456,226	16,994
	Polyus Gold ADR	1,094,052	12,141
	Surgutneftegaz Pfd.	49,938,991	11,708
^	Mechel OAO ADR	1,063,677	9,754
*	Pharmstandard-GDR	515,581	8,203
*	Hydro OGK	383,793,137	7,087
	Sistema JSFC GDR	740,764	5,591
	Gazprom Neft	2,442,010	5,569
	Novolipetsk Steel GDR	581,257	5,475
	Cherepovets MK
	Severstal GDR	1,482,811	5,148
*	Wimm-Bill-Dann Foods
	ADR	116,305	5,110
*	PIK Group-GDR	716,976	4,301

			Market
			Value•
		Shares	($000)
	OAO TMK-GDR	396,987	4,289
	OAO Transneft	11,741	3,856
	Comstar United
	Telesystems GDR	1,242,721	3,481
	Magnitogorsk Iron &
	Steel Works-GDR	913,694	2,705
	Sberbank Pfd.	3,239,785	1,463
*	TGK-11	80,810,231	31
*	RAO Energy System of
	East OAO Pfd.	14,263,636	28
			975,458
South Africa (7.6%)
	MTN Group Ltd.	11,212,054	125,902
	Sasol Ltd.	4,250,515	125,466
	Standard Bank
	Group Ltd.	8,095,473	64,280
	Naspers Ltd.	2,706,087	45,052
	Impala Platinum
	Holdings Ltd.	3,790,379	39,563
	AngloGold Ltd.	1,955,266	37,156
	British American
	Tobacco PLC ZAR Line	1,296,524	35,309
	Gold Fields Ltd.	4,389,518	30,558
	FirstRand Ltd.	19,917,654	28,934
	Sanlan Ltd.	15,001,046	24,618
	Remgro Ltd.	3,215,083	23,641
	ABSA Group Ltd.	2,158,929	22,588
	Telkom South Africa Ltd.	2,024,179	21,969
	Anglo Platinum Ltd.	504,539	20,847
	Bidvest Group Ltd.	1,834,442	19,565
*	Harmony Gold
	Mining Co., Ltd.	2,419,671	17,697
	Tiger Brands Ltd.	1,164,925	16,888
	Shoprite Holdings Ltd.	3,073,935	16,226
	African Bank
	Investments Ltd.	5,410,902	14,836
	Nedbank Group Ltd.	1,493,754	14,500
	Murray & Roberts
	Holdings Ltd.	2,104,377	14,247
	Aveng Ltd.	2,841,443	14,048
	ArcelorMittal
	South Africa, Ltd.	1,426,348	13,482
	Massmart Holdings Ltd.	1,428,607	12,815
	RMB Holdings Ltd.	5,115,619	11,922
	Pretoria Portland
	Cement Co. Ltd.	3,851,748	11,857
	Steinhoff International
	Holdings Ltd.	7,592,727	11,068
	Truworths
	International Ltd.	3,063,899	10,409
	Sappi Ltd.	1,552,879	9,573
	African Rainbow
	Minerals Ltd.	818,497	8,375
	Barloworld Ltd.	1,430,713	8,360
	Kumba Iron Ore Ltd.	568,627	7,488
	Imperial Holdings Ltd.	1,185,254	6,768

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Investec Ltd.	1,366,783	6,743
	Woolworths Holdings Ltd.	5,818,582	6,717
*	Aspen Pharmacare
	Holdings Ltd.	1,836,684	6,424
	Reunert Ltd.	1,263,511	6,375
	Foschini Ltd.	1,539,943	6,335
	Exxaro Resources Ltd.	879,424	5,805
	Network Healthcare
	Holdings Ltd.	7,877,570	5,533
	Liberty Group Ltd.	814,082	5,119
	Pick’n Pay Stores Ltd.	1,610,718	5,092
	Northam Platinum Ltd.	930,049	2,923
	Reinet Investments
	SCA ZAR Line	2,033,857	2,580
			945,653
South Korea (13.6%)
	Samsung
	Electronics Co., Ltd.	636,904	268,521
	POSCO	259,043	71,348
2	Samsung
	Electronics Co., Ltd. GDR	289,516	59,771
	KT & G Corp.	794,870	51,018
^	Hyundai Motor Co., Ltd.	1,086,598	50,210
^	LG Electronics Inc.	663,704	49,553
	POSCO ADR	691,188	46,441
	Shinhan Financial
	Group Co. Ltd.	1,834,459	44,630
*	KB Financial Group, Inc.	1,670,634	41,412
^	Hyundai Heavy
	Industries Co., Inc.	294,730	38,937
	Samsung
	Electronics Co., Ltd. Pfd.	144,894	38,051
	Samsung Fire &
	Marine Insurance Co.	269,627	35,711
	Shinsegae Co., Ltd.	99,711	34,997
	Samsung Corp.	935,193	29,966
*	NHN Corp.	274,076	29,168
	SK Telecom Co., Ltd.	169,251	26,863
	LG Corp.	668,042	26,737
	SK Energy Co., Ltd.	422,929	24,331
	Korea Electric Power Corp.	1,207,311	23,990
	Hyundai Mobis	400,387	23,515
	LG. Philips LCD Co., Ltd.	1,258,496	23,333
	LG Chem Ltd.	370,410	22,487
*,^	Hynix Semiconductor Inc.	2,261,950	19,379
^	Samsung
	Securities Co. Ltd.	358,087	18,212
	KT Corp.	700,674	17,836
*	KB Financial Group, Inc.	718,877	17,692
	SK Telecom Co., Ltd. ADR	1,022,354	17,595
^	Samsung Heavy
	Industries Co., Ltd.	1,139,260	17,545
	SK Holdings Co Ltd	247,241	16,583
^	S-Oil Corp.	321,704	16,299
^	Hyundai Engineering &
	Construction Co., Ltd.	352,293	14,465

			Market
			Value•
		Shares	($000)
	Hana Financial Group Inc.	910,460	14,459
^	DC Chemical Co., Ltd.	86,337	14,120
	Shinhan Financial
	Group Co., Ltd. ADR	271,963	13,527
*,^	Samsung SDI Co. Ltd.	240,876	13,525
^	Samsung
	Electro-Mechanics Co.	420,878	12,396
	Korea Electric Power Corp.
	ADR	1,237,534	12,252
*	Korea Telecom Freetel	553,389	11,604
	Hyundai Steel Co.	399,098	11,579
	Hyundai Development Co.	424,886	11,498
*,^	Kia Motors	1,339,474	11,284
^	GS Engineering &
	Construction Corp.	232,546	11,045
	Cheil Industrial, Inc.	333,011	10,869
	Korea Exchange Bank	1,849,560	10,288
^	Amorepacific Corp.	22,524	9,900
	Lotte Shopping Co., Ltd.	71,617	9,798
^	Doosan Heavy Industries
	and Construction Co., Ltd.	220,748	9,728
	LG Household &
	Health Care Ltd.	65,941	9,420
	Woori Finance
	Holdings Co., Ltd.	1,696,480	9,104
	Samsung Engineering
	Co., Ltd.	223,527	8,940
^	Daewoo Engineering &
	Construction Co., Ltd.	1,265,914	8,787
	Daewoo Securities
	Co., Ltd.	893,520	8,498
^	Mirae Asset Securities
	Co., Ltd.	160,130	7,998
^	Samsung Techwin
	Co., Ltd.	377,084	7,993
	Kangwon Land Inc.	757,938	7,757
	Industrial Bank of Korea	1,328,690	7,638
	GS Holdings Corp.	371,318	7,412
	Hyundai Mipo Dockyard
	Co., Ltd.	84,101	7,221
	Kumkang Korea Chemical
	Co., Ltd.	36,888	7,198
	Korean Air Co. Ltd.	251,134	7,107
	LG Telecom Ltd.	994,245	7,087
	Woongjin Coway Co., Ltd.	341,069	7,018
	KT Corp. ADR	524,012	6,576
^	Samsung Card Co. Ltd.	270,020	6,372
	Daewoo Shipbuilding &
	Marine Engineering
	Co., Ltd.	670,512	6,317
	Hankook Tire Co. Ltd.	639,586	6,191
	Korea Gas Corp.	164,212	6,184
*	CJ Cheiljedang Corp.	51,707	6,021
^	Hyundai Securities Co.	966,271	5,927
	Korea Investment Holdings
	Co., Ltd.	280,752	5,761

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Daelim Industrial Co.	196,093	5,661
^	Woori Investment &
	Securities Co., Ltd.	603,191	5,635
^	Hanjin Shipping Co., Ltd.	417,070	5,486
	LS Cable Ltd.	121,859	5,147
*,^	STX Pan Ocean Co., Ltd.	7,246,600	5,119
*,^	Doosan Corp.	70,318	5,100
	Hanwha Corp.	319,826	5,012
	Hyundai Department
	Store Co., Ltd.	101,944	4,982
*	Hite Brewery Co., Ltd.	36,109	4,825
	Pusan Bank	887,699	4,535
	Daegu Bank	891,295	4,532
^	Doosan Infracore Co., Ltd.	517,782	4,410
	Dongkuk Steel Mill
	Co., Ltd.	265,032	4,310
	Lotte Confectionery
	Co., Ltd.	5,008	4,274
	Honam Petrochemical Corp.	103,635	4,242
	LG Dacom Corp.	294,480	4,163
	S1 Corp.	120,480	4,095
^	Hyosung Corp.	168,879	4,023
	Hyundai Motor Co., Ltd.
	2nd Pfd.	259,077	3,906
	Daewoo International Corp.	338,347	3,751
^	STX Shipbuilding Co., Ltd.	321,357	3,716
*	SK Networks Co., Ltd.	506,680	3,225
	LG Electronics Inc. Pfd.	119,679	3,198
^	Hanjin Heavy Industries
	& Construction Co., Ltd.	223,327	3,177
^	Korea Zinc Co., Ltd.	62,079	3,111
	Korea Line Corp.	47,877	2,568
	Dongbu Insurance Co., Ltd.	245,292	2,497
	Taihan Electric Wire
	Co., Ltd.	173,872	2,478
	Hanwha Chemical Corp.	536,770	2,329
	Tong Yang Investment Bank	549,484	2,266
^	Kumho Industrial Co., Ltd.	167,783	1,535
			1,696,303
Taiwan (11.5%)
	Taiwan Semiconductor
	Manufacturing
	Co., Ltd.	108,283,231	157,558
	Hon Hai Precision
	Industry Co., Ltd.	39,926,812	96,371
	Taiwan Semiconductor
	Manufacturing Co., Ltd.
	ADR	7,086,817	58,537
	MediaTek Inc.	6,174,057	55,291
	Chunghwa Telecom
	Co., Ltd.	30,620,142	50,662
	High Tech
	Computer Corp.	4,119,436	48,829
	Nan Ya Plastic Corp.	34,324,291	47,569
	China Steel Corp.	65,047,369	46,977
	Formosa Plastic Corp.	27,743,289	46,820

			Market
			Value•
		Shares	($000)
	Cathay Financial
	Holding Co.	40,508,202	43,505
	Asustek Computer Inc.	25,605,898	36,677
	Formosa Chemicals &
	Fibre Corp.	19,166,276	30,984
	AU Optronics Corp.	38,658,737	26,994
	Delta Electronics Inc.	10,441,535	23,696
	Acer Inc.	17,422,737	22,473
	United
	Microelectronics Corp.	71,242,970	19,562
	Fuhwa Financial
	Holdings Co., Ltd.	49,522,773	19,374
	Formosa
	Petrochemical Corp.	8,377,000	19,139
	Compal Electronics Inc.	25,620,501	18,389
	Fubon Financial Holding
	Co., Ltd.	29,509,100	17,898
	Uni-President
	Enterprises Co.	20,631,609	17,636
	Taiwan Cellular Corp.	12,425,485	17,179
	Chinatrust
	Financial Holding	57,044,153	16,295
	Siliconware Precision
	Industries Co.	15,584,860	16,087
	Mega Financial
	Holding Co. Ltd.	57,989,224	16,043
	Chunghwa
	Telecom Co., Ltd.	899,012	14,798
	Quanta Computer Inc.	13,714,401	14,436
	First Financial Holding
	Co., Ltd.	30,116,597	14,203
	China Development
	Financial Holding Corp.	62,951,785	12,373
	Hau Nan Financial
	Holdings Co., Ltd.	22,593,708	11,906
	Far EasTone
	Telecommunications
	Co., Ltd.	11,123,043	11,786
	Taiwan Cooperative Bank	23,083,450	11,093
	Chi Mei
	Optoelectronics Corp.	29,767,999	10,951
	Far Eastern Textile Ltd.	18,733,852	10,873
	Chang Hwa
	Commercial Bank	26,831,094	10,278
^	United Microelectronics
	Corp. ADR	4,182,987	10,248
	Advanced
	Semiconductor
	Engineering Inc.	23,796,400	10,133
	Taiwan Cement Corp.	19,641,883	10,086
	Innolux Display Corp.	12,755,689	9,562
	SinoPac Holdings	42,462,214	9,002
	Foxconn Technology
	Co., Ltd.	3,517,313	8,619
	Lite-On
	Technology Corp.	13,780,910	8,605

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Catcher Technology
	Co., Ltd.	3,358,821	8,528
	Synnex Technology
	International Corp.	6,289,201	8,164
	President Chain
	Store Corp.	3,475,985	8,070
	Shin Kong Financial
	Holdings Co.	28,027,822	7,413
	Asia Cement Corp.	12,398,097	7,346
	AU Optronics Corp. ADR	1,009,960	6,969
	Wistron Corp.	8,651,653	6,842
	Pou Chen Corp.	14,279,432	6,509
	Largan Precision Co., Ltd.	627,074	6,396
*	Powerchip
	Semiconductor Corp.	52,467,716	6,139
	Taiwan Fertilizer Co., Ltd.	4,841,000	5,974
	Cheng Shin Rubber
	Industry Co., Ltd.	5,290,987	5,898
	HannStar Display Corp.	30,893,202	5,624
	Macronix International
	Co., Ltd.	19,631,511	5,478
	Powertech
	Technology Inc.	3,699,300	5,226
	Chunghwa Picture
	Tubes, Ltd.	50,819,331	5,149
	E.Sun Financial
	Holding Co., Ltd.	20,807,302	4,837
*	Tatung Co., Ltd.	25,960,000	4,609
	Taishin
	Financial Holdings	30,803,678	4,598
	Siliconware Precision
	Industries Co. ADR	806,911	4,551
	Realtek
	Semiconductor Corp.	2,944,710	4,417
	Walsin Lihwa Corp.	18,179,970	4,216
	Epistar Corp.	3,567,414	4,170
	Evergreen Marine Corp.	7,638,879	3,925
	KGI Securities Co., Ltd.	16,387,000	3,798
	Motech Industries Inc.	1,393,204	3,796
	RichTek Technology Corp.	793,600	3,744
	Novatek
	Microelectronics
	Corp., Ltd.	3,317,415	3,678
	U-Ming Marine
	Transport Corp.	3,116,600	3,638
	Tung Ho Enterprise Corp.	5,525,000	3,591
	Transcend Information Inc.	2,116,544	3,583
	Formosa Taffeta Co., Ltd.	6,042,868	3,561
	Inventec Co., Ltd.	10,985,796	3,443
	Tripod Technology Corp.	2,807,710	3,431
	Unimicron
	Technology Corp.	6,083,754	3,375
	Wan Hai Lines Ltd.	7,956,538	3,334
*	Nanya Technology Corp.	18,613,397	3,305
	Polaris Securities
	Co., Ltd.	14,696,475	3,278

			Market
			Value•
		Shares	($000)
*	EVA Airways Corp.	13,303,879	3,226
	Nan Ya Printed Circuit
	Board Corp.	1,354,670	3,197
	Cheng Uei Precision
	Industry Co., Ltd.	2,309,319	3,184
	Advantech Co., Ltd.	2,277,725	3,178
	Everlight Electronics
	Co., Ltd.	2,059,812	3,113
	Teco Electric &
	Machinery Co., Ltd.	12,879,000	3,101
	Mitac International Corp.	8,363,288	3,095
*	Taiwan Business Bank	15,175,000	2,975
	Taiwan Glass
	Industrial Corp.	6,093,361	2,956
*	China Airlines	11,252,246	2,693
	Sino-American Silicon
	Products, Inc.	1,272,555	2,667
*	ProMOS
	Technologies Inc.	40,405,000	2,662
*	CMC Magnetics Corp.	18,990,700	2,608
	Far Eastern Department
	Stores Ltd.	5,751,200	2,601
	Advanced Semiconductor
	Engineering Inc. ADR	1,195,195	2,594
	D-Link Corp.	3,760,013	2,574
	Wafer Works Corp.	1,454,067	2,496
	Yageo Corp.	15,974,520	2,464
	Yang Ming
	Marine Transport	8,922,450	2,460
	Taiwan Secom Corp., Ltd.	1,957,846	2,404
	Eternal Chemical Co., Ltd.	4,533,996	2,368
	Qisda Corp.	9,616,928	2,330
*	Winbond
	Electronics Corp.	22,139,000	2,303
	Pan-International
	Industrial Co., Ltd.	2,592,650	2,254
	Yulon Motor Co., Ltd.	5,418,128	2,168
	Feng Hsin Iron &
	Steel Co., Ltd.	3,013,310	2,114
	Firich Enterprises Co., Ltd.	813,395	2,108
	Kinsus Interconnect
	Technology Corp.	1,838,233	2,016
	Zinwell Corporation	1,872,135	2,005
	Vanguard International
	Semiconductor Corp.	6,491,396	1,919
	Wintek Corp.	7,289,607	1,850
	Asia Optical Co., Inc.	1,339,801	1,760
*	Mosel Vitelic Inc.	7,176,910	1,668
*	Via Technologies Inc.	6,512,379	1,577
*	Inotera Memories, Inc.	6,502,620	1,556
	Inventec Appliances Corp.	1,589,909	1,529
	China Motor Co., Ltd.	4,345,588	1,478
	Cathay Construction Corp.	6,286,779	1,372
	Compal
	Communications, Inc.	2,051,374	1,279

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Farglory Land
	Development Co., Ltd	1,496,000	934
*	Ya Hsin Industrial
	Co., Ltd.	5,306,018	—
			1,442,936
Thailand (1.4%)
	PTT Public Co. Ltd.
	(Foreign)	6,043,052	27,765
	PTT Exploration and
	Production Public
	Co. Ltd. (Foreign)	8,314,873	20,797
	Kasikornbank Public
	Co. Ltd. (Foreign)	12,279,319	17,861
	Bangkok Bank Public
	Co., Ltd. (Foreign)	6,863,431	13,866
	Advanced Info Service
	Public Co., Ltd. (Foreign)	6,233,077	13,117
	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	6,963,457	10,792
	Siam Cement Public
	Co. Ltd. (Foreign)	2,422,017	7,326
*	Bangkok Bank Public
	Co., Ltd. (Local)	3,549,543	7,141
*	Bank of Ayudhya PLC
	(Local)	18,940,765	5,566
	IRPC Public Co., Ltd.
	(Foreign)	67,767,960	4,418
	Banpu Public Co. Ltd.
	(Foreign)	906,575	4,340
*	Total Access
	Communication Public
	Co. Ltd.	5,222,682	3,733
	Thai Oil Public Co., Ltd.
	(Foreign)	6,004,400	3,597
	C.P. 7-Eleven Public
	Co. Ltd. (Foreign)	15,782,900	3,484
	BEC World Public
	Co. Ltd. (Foreign)	6,339,530	3,034
	PTT Chemical Public
	Co., Ltd. (Foreign)	2,524,733	2,536
	Krung Thai Bank Public
	Co. Ltd. (Foreign)	21,466,731	2,511
*	Siam Cement Public
	Co. Ltd. (Local)	846,988	2,490
	PTT Aromatics &
	Refining Public Co. Ltd.
	(Foreign)	8,530,659	2,468
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd.	2,757,000	2,455
*	Thai Military Bank Public
	Co., Ltd. (Foreign)	148,854,344	2,421
	Glow Energy Public
	Co. Ltd. (Foreign)	3,786,300	2,180
	Land and Houses Public
	Co. Ltd. (Foreign)	19,489,147	2,098

			Market
			Value•
		Shares	($000)
*	Banpu Public Co. Ltd.
	(Local)	391,432	1,841
	Airports of Thailand
	Public Co. Ltd. (Foreign)	3,162,956	1,732
	Central Pattana
	Public Co. Ltd. (Foreign)	5,007,200	1,348
*	PTT Public Co., Ltd. (Local)	108,500	498
*	Advanced Info Service
	Public Co., Ltd. (Local)	162,000	341
*	Siam Commercial Bank
	Public Co. Ltd. (Local)	146,600	227
*	Central Pattana Public
	Co. Ltd. (Local)	457,700	123
*	Airports of Thailand Public
	Co. Ltd. (Local)	220,200	121
*	Glow Energy Public
	Co. Ltd. (Local)	199,200	115
*	TMB Bank Public Co., Ltd.	6,957,000	113
*	PTT Aromatics & Refining
	Public Co. Ltd. (Local)	370,000	107
*	BEC World Public
	Co. Ltd. (Local)	173,000	83
*	Krung Thai Bank Public
	Co. Ltd. (Local)	595,000	68
			172,713
Turkey (1.6%)
*	Turkiye Garanti Bankasi
	A.S.	15,246,880	25,608
	Turkcell Iletisim
	Hizmetleri A.S.	4,703,605	23,610
	Akbank T.A.S.	6,573,916	22,579
	Turkiye Is Bankasi A.S.
	C Shares	7,108,407	20,209
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	1,609,697	13,629
	Eregli Demir ve Celik
	Fabrikalari A.S.	4,169,634	12,853
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	913,140	11,531
	Haci Omer Sabanci
	Holding A.S.	3,422,134	8,311
*	Yapi ve Kredi Bankasi A.S.	6,323,430	8,019
*	Turk Telekomunikasyon
	A.S.	3,786,690	8,007
	Turkiye Halk Bankasi A.S.	2,363,378	6,467
	Enka Insaat ve Sanayi A.S.	1,723,687	6,458
*	KOC Holding A.S.	3,092,397	5,770
	Turkiye Vakiflar Bankasi
	T.A.O.	5,763,603	5,629
*	BIM Birlesik Magazalar
	A.S.	268,138	5,415
*	Dogan Sirketler Grubu
	Holding A.S.	3,693,502	2,912
*	Asya Katilim Bankasi AS	3,091,213	2,712
*	Tekfen Holding A.S.	886,126	2,377
*	Coca-Cola Icecek A.S.	462,467	2,217

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Turk Sise ve Cam
	Fabrikalari A.S.	2,427,982	1,974
	Aksigorta A.S.	918,816	1,894
*	TAV Havalimanlari Holding
	A.S.	764,759	1,859
*	Petkim Petrokimya Holding
	A.S.	642,947	1,748
	Ford Otomotiv Sanayi A.S.	487,644	1,534
	Arcelik A.S.	923,671	1,311
	Tofas Turk Otomobil
	Fabrikasi A.S.	901,701	1,054
*	Dogan Yayin Holding A.S.	1,718,602	991
	Migros Turk A.S.	1,729	19
			206,697
Total Common Stocks
(Cost $17,143,464)			12,449,462
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.6%)
3,4	Vanguard Market
	Liquidity Fund,
	2.217%	707,689,488	707,689

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Agency Obligation (0.1%)
5,6 Federal Home Loan
Mortgage Corp.,
2.585%, 11/25/08	7,000	6,992
Total Temporary Cash Investments
(Cost $714,678)		714,681
Total Investments (105.3%)
(Cost $17,858,142)		13,164,143
Other Assets and Liabilities (–5.3%)
Other Assets		86,454
Liabilities[4]		(744,384)
		(657,930)
Net Assets (100%)		12,506,213

Emerging Markets Stock Index Fund

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	17,466,201
Undistributed Net Investment Income	540,785
Accumulated Net Realized Losses	(807,165)
Unrealized Appreciation (Depreciation)
Investment Securities	(4,693,999)
Futures Contracts	1,800
Foreign Currencies	(1,409)
Net Assets	12,506,213

Investor Shares—Net Assets
Applicable to 341,400,537 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,345,312
Net Asset Value Per Share—
Investor Shares	$15.66

Admiral Shares—Net Assets
Applicable to 73,085,578 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,507,842
Net Asset Value Per Share—
Admiral Shares	$20.63

Signal Shares—Net Assets
Applicable to 13,410,668 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	266,252
Net Asset Value Per Share—
Signal Shares	$19.85

Amount
($000)
Institutional Shares—Net Assets
Applicable to 56,455,422 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	887,021
Net Asset Value Per Share—
Institutional Shares	$15.71

ETF Shares—Net Assets
Applicable to 181,235,250 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,499,786
Net Asset Value Per Share—
ETF Shares	$24.83

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $574,361,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 5.4%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the value of this security represented 0.5% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $632,927,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

6 Securities with a value of $6,992,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Dividends[1]	693,413
Interest[2]	973
Security Lending	13,902
Total Income	708,288
Expenses
The Vanguard Group—Note B
Investment Advisory Services	543
Management and Administrative—Investor Shares	22,714
Management and Administrative—Admiral Shares	2,693
Management and Administrative—Signal Shares	374
Management and Administrative—Institutional Shares	479
Management and Administrative—ETF Shares	5,157
Marketing and Distribution—Investor Shares	2,943
Marketing and Distribution—Admiral Shares	530
Marketing and Distribution—Signal Shares	80
Marketing and Distribution—Institutional Shares	310
Marketing and Distribution—ETF Shares	1,649
Custodian Fees	20,906
Auditing Fees	41
Shareholders’ Reports—Investor Shares	333
Shareholders’ Reports—Admiral Shares	15
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	223
Trustees’ Fees and Expenses	31
Total Expenses	59,025
Expenses Paid Indirectly	(375)
Net Expenses	58,650
Net Investment Income	649,638
Realized Net Gain (Loss)
Investment Securities Sold	194,432
Futures Contracts	(15,502)
Foreign Currencies	(15,685)
Realized Net Gain (Loss)	163,245
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(16,915,195)
Futures Contracts	1,800
Foreign Currencies	(2,454)
Change in Unrealized Appreciation (Depreciation)	(16,915,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,102,966)

1 Dividends are net of foreign withholding taxes of $61,493,000.

2 Interest income from an affiliated company of the fund was $796,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	649,638	372,700
Realized Net Gain (Loss)	163,245	174,147
Change in Unrealized Appreciation (Depreciation)	(16,915,849)	8,817,938
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,102,966)	9,364,785
Distributions
Net Investment Income
Investor Shares	(229,894)	(130,073)
Admiral Shares	(66,571)	(30,176)
Signal Shares	(8,343)	—
Institutional Shares	(24,830)	(11,028)
ETF Shares	(111,980)	(34,662)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(441,618)	(205,939)
Capital Share Transactions
Investor Shares	(954,191)	1,679,248
Admiral Shares	218,311	699,959
Signal Shares	207,807	330,912
Institutional Shares	471,828	356,607
ETF Shares	3,320,651	2,727,702
Net Increase (Decrease) from Capital Share Transactions	3,264,406	5,794,428
Total Increase (Decrease)	(13,280,178)	14,953,274
Net Assets
Beginning of Period	25,786,391	10,833,117
End of Period[1]	12,506,213	25,786,391

1 Net Assets—End of Period includes undistributed net investment income of $540,785,000 and $344,566,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$36.78	$22.05	$16.91	$12.88	$11.04
Investment Operations
Net Investment Income	.780	.604[1]	.396	.307	.263
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(21.313)	14.522	5.059	3.982	1.749
Total from Investment Operations	(20.533)	15.126	5.455	4.289	2.012
Distributions
Dividends from Net Investment Income	(.587)	(.396)	(.315)	(.259)	(.172)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.587)	(.396)	(.315)	(.259)	(.172)
Net Asset Value, End of Period	$15.66	$36.78	$22.05	$16.91	$12.88

Total Return[3]	–56.66%	69.59%	32.55%	33.66%	18.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,345	$14,150	$7,202	$4,937	$2,556
Ratio of Total Expenses to
Average Net Assets	0.32%	0.37%	0.42%	0.45%	0.48%
Ratio of Net Investment Income to
Average Net Assets	2.81%	2.24%	2.20%	2.48%	2.44%
Portfolio Turnover Rate[4]	20%	9%	26%	15%	11%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.02, $.01, $.01, $.00, and $.00.

3 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; the 0.25% (0.50% prior to June 26, 2008) fee on all other redemptions; or the account service fee that may be applicable to certain accounts with balanced below $10,000.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
			June 23,
		Year Ended	2006[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	1.079	.853[2]	.222
Net Realized and Unrealized Gain (Loss) on Investments[3]	(28.099)	19.121	3.808
Total from Investment Operations	(27.020)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.820)	(.534)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.820)	(.534)	—
Net Asset Value, End of Period	$20.63	$48.47	$29.03

Total Return[4]	–56.63%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,508	$3,514	$1,491
Ratio of Total Expenses to Average Net Assets	0.20%	0.25%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	2.93%	2.36%	2.32%[5]
Portfolio Turnover Rate[6]	20%	9%	26%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.03, $.01, and $.01.

4 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
	Year	Jan. 19,
	Ended	2007[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$46.61	$30.38
Investment Operations
Net Investment Income	1.029	.580[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(27.029)	15.650
Total from Investment Operations	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.760)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.760)	—
Net Asset Value, End of Period	$19.85	$46.61

Total Return[4]	–56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$266	$385
Ratio of Total Expenses to Average Net Assets	0.20%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	20%	9%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.02 and $.00.

4 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$36.90	$22.11	$16.95	$12.90	$11.05
Investment Operations
Net Investment Income	.835	.686[1]	.443	.344	.287
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(21.393)	14.533	5.059	3.982	1.749
Total from Investment Operations	(20.558)	15.219	5.502	4.326	2.036
Distributions
Dividends from Net Investment Income	(.632)	(.429)	(.342)	(.276)	(.186)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.632)	(.429)	(.342)	(.276)	(.186)
Net Asset Value, End of Period	$15.71	$36.90	$22.11	$16.95	$12.90

Total Return[3]	–56.61%	69.90%	32.78%	33.92%	18.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$887	$1,463	$559	$468	$245
Ratio of Total Expenses to
Average Net Assets	0.15%	0.20%	0.25%	0.25%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.98%	2.41%	2.37%	2.64%	2.61%
Portfolio Turnover Rate[4]	20%	9%	26%	15%	11%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.01, $.01, $.01, $.00, and $.00.

3 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the 0.25% (0.50% prior to June 26, 2008) fee on all other redemptions.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

ETF Shares
				March 4,
				2005[2] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period[1]	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$58.31	$34.96	$26.81	$25.28
Investment Operations
Net Investment Income	1.303	1.065[3]	.667	.435
Net Realized and Unrealized Gain (Loss) on Investments[4]	(33.798)	22.955	8.022	1.095
Total from Investment Operations	(32.495)	24.020	8.689	1.530
Distributions
Dividends from Net Investment Income	(.985)	(.670)	(.539)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.985)	(.670)	(.539)	—
Net Asset Value, End of Period	$24.83	$58.31	$34.96	$26.81

Total Return	–56.62%	69.78%	32.74%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,500	$6,275	$1,582	$375
Ratio of Total Expenses to Average Net Assets	0.20%	0.25%	0.30%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	2.93%	2.36%	2.32%	2.59%[5]
Portfolio Turnover Rate[6]	20%	9%	26%	15%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.

2 Inception.

3 Calculated based on average shares outstanding.

4 Includes increases from redemption fees of $.02, $.03, $.03, and $.00.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Emerging Markets Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $1,567,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $375,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Emerging Markets Stock Index Fund

During the year ended October 31, 2008, the fund realized net foreign currency losses of $15,685,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. The fund’s realized losses for the year ended October 31, 2008, include a refund for taxes paid on Indian securities of $67,000, which is treated as an increase to taxable income; accordingly, this amount has been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2008, the fund realized gains on the sale of passive foreign investment companies of $3,817,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation of $41,815,000 on the fund’s passive foreign investment company holdings at October 31, 2007, has been distributed and is reflected in the balance of undistributed net investment income. Since October 31, 2007, the fund’s passive foreign investment company holdings have depreciated in value, reducing the amount of taxable income available for distribution as of October 31, 2008 by $38,708,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2008, was $3,107,000.

During the year ended October 31, 2008, the fund realized $795,501,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2008, the fund had $562,586,000 of ordinary income available for distribution. The fund had available realized losses of $643,327,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,331,000 through October 31, 2014, and $460,853,000 through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $18,025,084,000. Net unrealized depreciation of investment securities for tax purposes was $4,860,941,000, consisting of unrealized gains of $1,104,758,000 on securities that had risen in value since their purchase and $5,965,699,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in November 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
MSCI Taiwan Index	1,800	33,606	1,800

The fund had net unrealized foreign currency losses of $1,409,000 resulting from the translation of other assets and liabilities at October 31, 2008.

E. During the year ended October 31, 2008, the fund purchased $9,315,325,000 of investment securities and sold $5,904,943,000 of investment securities, other than temporary cash investments.

Emerging Markets Stock Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,872,977	135,857	3,408,393	122,527
Issued in Lieu of Cash Distributions	222,748	6,777	123,741	5,215
Redeemed[1]	(5,049,916)	(185,897)	(1,852,886)	(69,648)
Net Increase (Decrease)—Investor Shares	(954,191)	(43,263)	1,679,248	58,094
Admiral Shares
Issued	997,071	24,577	1,276,261	35,934
Issued in Lieu of Cash Distributions	58,820	1,359	26,534	849
Redeemed[1]	(837,580)	(25,354)	(602,836)	(15,634)
Net Increase (Decrease)—Admiral Shares	218,311	582	699,959	21,149
Signal Shares
Issued	301,803	8,027	340,696	8,511
Issued in Lieu of Cash Distributions	7,172	172	—	—
Redeemed[1]	(101,168)	(3,051)	(9,784)	(248)
Net Increase (Decrease)—Signal Shares	207,807	5,148	330,912	8,263
Institutional Shares
Issued	650,503	24,200	515,085	20,056
Issued in Lieu of Cash Distributions	16,639	505	9,287	391
Redeemed[1]	(195,314)	(7,891)	(167,765)	(6,075)
Net Increase (Decrease)—Institutional Shares	471,828	16,814	356,607	14,372
ETF Shares[2]
Issued	3,410,974	76,025	2,751,033	62,762
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(90,323)	(2,400)	(23,331)	(400)
Net Increase (Decrease)—ETF Shares	3,320,651	73,625	2,727,702	62,362

1 Net of redemption fees of $14,015,000 and $7,194,000 (fund totals).

2 Shares adjusted to reflect a 2-for-1 split as of the close of business on June 13, 2008.

Emerging Markets Stock Index Fund

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	3,813,389	1,800
Level 2—Other significant observable inputs	9,350,754	—
Level 3—Significant unobservable inputs	—	—
Total	13,164,143	1,800

Developed Markets Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and
Expenses (10/31/2007)[1]	0.22%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.5%	10.6%	9.0%
Consumer Staples	10.2	10.1	9.9
Energy	9.1	8.9	12.0
Financials	23.4	23.6	21.4
Health Care	9.9	9.7	9.7
Industrials	10.5	10.7	10.0
Information Technology	4.8	5.0	9.1
Materials	8.0	8.0	7.4
Telecommunication
Services	6.3	6.2	6.0
Utilities	7.3	7.2	5.5

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.97
Beta	0.97	0.88

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	67.0%
Pacific Stock Index Fund Investor Shares	33.0

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
United Kingdom	21.9%	22.0%
Japan	21.7	23.6
France	11.1	10.7
Germany	9.1	8.7
Switzerland	8.9	8.5
Australia	5.4	5.9
Spain	4.2	4.0
Italy	3.7	3.6
Netherlands	3.4	2.4
Sweden	2.0	2.0
Hong Kong	1.9	2.0
Finland	1.5	1.5
Singapore	1.0	1.0
Other Developed Markets	4.2	4.1

1 This figure—drawn from the prospectus dated October 14, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Developed Markets Index Fund invests. The Developed Markets Index Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses figure was 0.22%.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 8, 2000–October 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2008			Final Value of
			Since	a $10,000
	One Year	Five Years	Inception[1]	Investment
Developed Markets Index Fund[2]	–46.24%	3.84%	–0.97%	$9,204
MSCI All Country World Index ex USA	–48.27	5.05	0.31	10,265
MSCI EAFE Index	–46.62	3.60	–1.12	9,092
Average International Fund[3]	–47.97	2.81	–1.92	8,488

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: May 8, 2000.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

Developed Markets Index Fund

Fiscal-Year Total Returns (%): May 8, 2000–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Developed Markets Index Fund[1]	5/8/2000	–29.17%	10.10%	1.80%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

Developed Markets Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.2%)
International Stock Funds (99.7%)
Vanguard European Stock Index Fund Investor Shares	69,810,604	1,535,135
Vanguard Pacific Stock Index Fund Investor Shares	95,434,290	757,748
		2,292,883
Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 2.217%	10,755,557	10,756
Total Investment Companies (Cost $2,842,181)		2,303,639
Other Assets and Liabilities (–0.2%)
Other Assets		8,693
Liabilities		(13,570)
		(4,877)
Net Assets (100%)
Applicable to 295,016,266 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,298,762
Net Asset Value Per Share		$7.79

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	2,896,845
Undistributed Net Investment Income	1,334
Accumulated Net Realized Losses	(60,875)
Unrealized Appreciation (Depreciation)	(538,542)
Net Assets	2,298,762

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Income Distributions Received	107,155
Net Investment Income—Note B	107,155
Realized Net Gain (Loss) on Investment Securities Sold	(60,515)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,992,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,945,614)

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,155	67,803
Realized Net Gain (Loss)	(60,515)	1,415
Change in Unrealized Appreciation (Depreciation)	(1,992,254)	681,973
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,945,614)	751,191
Distributions
Net Investment Income	(107,258)	(66,258)
Realized Capital Gain[1]	(1,386)	(1,108)
Total Distributions	(108,644)	(67,366)
Capital Share Transactions
Issued	1,208,773	1,375,081
Issued in Lieu of Cash Distributions	98,662	60,616
Redeemed[2]	(930,804)	(715,040)
Net Increase (Decrease) from Capital Share Transactions	376,631	720,657
Total Increase (Decrease)	(1,677,627)	1,404,482
Net Assets
Beginning of Period	3,976,389	2,571,907
End of Period[3]	2,298,762	3,976,389

1 Includes fiscal 2008 and 2007 short-term gain distributions totaling $1,386,000 and $1,108,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 The fund collected redemption fees of $298,000 and $202,000, which were reallocated proportionately to the funds in which it invests.

3 Net Assets—End of Period includes undistributed net investment income of $1,334,000 and $1,437,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.91	$12.15	$9.75	$8.43	$7.22
Investment Operations
Net Investment Income	.369[1]	.305	.219	.190	.143
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(7.097)	2.759	2.400	1.320	1.210
Total from Investment Operations	(6.728)	3.064	2.619	1.510	1.353
Distributions
Dividends from Net Investment Income	(.387)	(.299)	(.219)	(.190)	(.143)
Distributions from Realized Capital Gains	(.005)	(.005)	—	—	—
Total Distributions	(.392)	(.304)	(.219)	(.190)	(.143)
Net Asset Value, End of Period	$7.79	$14.91	$12.15	$9.75	$8.43

Total Return[2]	–46.24%	25.67%	27.27%	18.07%	18.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,299	$3,976	$2,572	$1,623	$1,038
Ratio of Total Expenses to
Average Net Assets	0%[3]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.04%	2.05%	1.82%	1.77%	1.52%
Portfolio Turnover Rate	13%	7%	9%	10%	4%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 The acquired fund fees and expenses were 0.22%.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2008, the fund had $1,285,000 of ordinary income available for distribution. The fund had available realized losses of $11,015,000 to offset future net capital gains through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $2,891,993,000. Net unrealized depreciation of investment securities for tax purposes was $588,354,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended October 31, 2008, the fund purchased $816,948,000 of investment securities and sold $451,715,000 of investment securities, other than temporary cash investments.

Developed Markets Index Fund

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	101,813	103,370
Issued in Lieu of Cash Distributions	7,287	4,803
Redeemed	(80,732)	(53,150)
Net Increase (Decrease) in Shares Outstanding	28,368	55,023

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Institutional Developed Markets Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and
Expenses (10/31/2007)[1]	0.09%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.5%	10.6%	9.0%
Consumer Staples	10.2	10.1	9.9
Energy	9.1	8.9	12.0
Financials	23.4	23.6	21.4
Health Care	9.9	9.7	9.7
Industrials	10.5	10.7	10.0
Information Technology	4.8	5.0	9.1
Materials	8.0	8.0	7.4
Telecommunication
Services	6.3	6.2	6.0
Utilities	7.3	7.2	5.5

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.97
Beta	0.97	0.88

Allocation to Underlying Vanguard Funds

European Stock Index Fund Institutional Shares	67.0%
Pacific Stock Index Fund Institutional Shares	33.0

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
United Kingdom	21.9%	22.0%
Japan	21.7	23.6
France	11.1	10.7
Germany	9.1	8.7
Switzerland	8.9	8.5
Australia	5.4	5.9
Spain	4.2	4.0
Italy	3.7	3.6
Netherlands	3.4	2.4
Sweden	2.0	2.0
Hong Kong	1.9	2.0
Finland	1.5	1.5
Singapore	1.0	1.0
Other Developed Markets	4.2	4.1

1 This figure—drawn from the prospectus dated February 27, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Institutional Developed Markets Index Fund invests. The Institutional Developed Markets Index Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2008, the acquired fund fees and expenses figure was 0.09%.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Institutional Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 1, 2000–October 31, 2008

Initial Investment of $5,000,000

		Average Annual Total Returns
	Periods Ended October 31, 2008			Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Institutional Developed Markets Index Fund[2]	–46.12%	4.01%	–0.94%	$4,619,022
MSCI All Country World Index ex USA	–48.27	5.05	0.23	5,096,809
MSCI EAFE Index	–46.62	3.60	–1.12	4,549,517
Average International Fund[3]	–47.97	2.81	–2.03	4,207,428

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: June 1, 2000.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Derived from data provided by Lipper Inc.

Institutional Developed Markets Index Fund

Fiscal-Year Total Returns (%): June 1, 2000–October 31, 2008

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Institutional Developed Markets Index Fund[1]	6/1/2000	–29.11%	10.25%	1.84%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Note: See Financial Highlights table for dividend and capital gains information.

Institutional Developed Markets Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (99.9%)
Vanguard European Stock Index Fund Institutional Shares	111,125,369	2,449,203
Vanguard Pacific Stock Index Fund Institutional Shares	151,864,763	1,208,844
		3,658,047
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 2.217%	1,276,253	1,276
Total Investment Companies (Cost $4,939,454)		3,659,323
Other Assets and Liabilities (0.0%)
Other Assets		67,822
Liabilities		(66,660)
		1,162
Net Assets (100%)
Applicable to 472,820,736 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,660,485
Net Asset Value Per Share		$7.74

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	5,001,132
Undistributed Net Investment Income	1,409
Accumulated Net Realized Losses	(61,925)
Unrealized Appreciation (Depreciation)	(1,280,131)
Net Assets	3,660,485

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Statement of Operations

Year Ended
October 31, 2008
($000)
Investment Income
Income
Income Distributions Received	137,824
Net Investment Income—Note B	137,824
Realized Net Gain (Loss) on Investment Securities Sold	(51,686)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(2,799,636)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,713,498)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,824	98,306
Realized Net Gain (Loss)	(51,686)	224,995
Change in Unrealized Appreciation (Depreciation)	(2,799,636)	690,223
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,713,498)	1,013,524
Distributions
Net Investment Income	(138,374)	(97,353)
Realized Capital Gain	—	—
Total Distributions	(138,374)	(97,353)
Capital Share Transactions
Issued	2,406,003	1,605,380
Issued in Lieu of Cash Distributions	118,333	79,390
Redeemed[1]	(1,123,411)	(1,096,395)
Net Increase (Decrease) from Capital Share Transactions	1,400,925	588,375
Total Increase (Decrease)	(1,450,947)	1,504,546
Net Assets
Beginning of Period	5,111,432	3,606,886
End of Period[2]	3,660,485	5,111,432

1 The fund collected redemption fees of $16,000 and $14,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $1,409,000 and $1,959,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.79	$12.05	$9.67	$8.35	$7.16
Investment Operations
Net Investment Income	.357[1]	.323	.229	.200	.158
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(7.011)	2.733	2.380	1.320	1.190
Total from Investment Operations	(6.654)	3.056	2.609	1.520	1.348
Distributions
Dividends from Net Investment Income	(.396)	(.316)	(.229)	(.200)	(.158)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.396)	(.316)	(.229)	(.200)	(.158)
Net Asset Value, End of Period	$7.74	$14.79	$12.05	$9.67	$8.35

Total Return[2]	–46.12%	25.84%	27.41%	18.37%	19.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,660	$5,111	$3,607	$1,748	$911
Ratio of Total Expenses to
Average Net Assets	0%[3]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.02%	2.25%	1.72%	1.86%	1.81%
Portfolio Turnover Rate	18%	11%[4]	14%	6%	19%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 The acquired fund fees and expenses were 0.09%.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Notes to Financial Statements

Vanguard Institutional Developed Markets Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2008, the fund had $1,409,000 of ordinary income available for distribution. The fund had available realized losses of $8,141,000 to offset future net capital gains through October 31, 2011.

At October 31, 2008, the cost of investment securities for tax purposes was $4,993,237,000. Net unrealized depreciation of investment securities for tax purposes was $1,333,914,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended October 31, 2008, the fund purchased $2,219,370,000 of investment securities and sold $821,024,000 of investment securities, other than temporary cash investments.

Institutional Developed Markets Index Fund

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	213,601	121,169
Issued in Lieu of Cash Distributions	8,811	6,351
Redeemed	(95,151)	(81,220)
Net Increase (Decrease) in Shares Outstanding	127,261	46,300

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund (separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodians and brokers, and by agreement to the underlying ownership records of the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2008

Special 2008 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,082,542,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $1,293,621,000 and foreign taxes paid of $75,188,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2008. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2009.

Special 2008 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $228,642,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $377,281,000 and foreign taxes paid of $16,059,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2008. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2009.

Special 2008 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $264,663,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $712,123,000 and foreign taxes paid of $59,213,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2008. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2009.

Special 2008 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $7,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $82,020,000 of qualified dividend income to shareholders during the fiscal year.

Special 2008 tax information (unaudited) for Vanguard Institutional Developed Markets
Index Fund

This information for the fiscal year ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $105,483,000 of qualified dividend income to shareholders during the fiscal year.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2008. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2008
	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares[1]
Returns Before Taxes	–47.80%	4.57%	1.69%
Returns After Taxes on Distributions	–48.04	4.16	1.12
Returns After Taxes on Distributions and Sale of Fund Shares	–30.39	4.02	1.32

Pacific Stock Index Fund Investor Shares[1]
Returns Before Taxes	–42.71%	2.17%	2.16%
Returns After Taxes on Distributions	–42.99	1.80	1.82
Returns After Taxes on Distributions and Sale of Fund Shares	–27.35	1.87	1.76

Emerging Markets Stock Index Fund Investor Shares[2]
Returns Before Taxes	–56.88%	8.94%	9.19%
Returns After Taxes on Distributions	–57.00	8.69	8.61
Returns After Taxes on Distributions and Sale of Fund Shares	–36.59	7.86	7.89

1 Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2008
	One	Five	Ten
	Year	Years	Years
Developed Markets Index Fund[1]
Returns Before Taxes	–46.24%	3.84%	–0.97%[2]
Returns After Taxes on Distributions	–46.54	3.37	–1.49[2]
Returns After Taxes on Distributions and Sale of Fund Shares	–29.51	3.27	–0.96[2]

Institutional Developed Markets Index Fund[1]
Returns Before Taxes	–46.12%	4.01%	–0.94%[2]
Returns After Taxes on Distributions	–46.43	3.51	–1.49[2]
Returns After Taxes on Distributions and Sale of Fund Shares	–29.43	3.41	–0.95[2]

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or for the Developed Markets Index Fund, the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns since inception. Inception dates are May 8, 2000, for the Developed Markets Index Fund and June 1, 2000, for the Institutional Developed Markets Index Fund.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. “Funds of funds,” such as the Developed Markets Index Fund and Institutional Developed Markets Index Fund, have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The accompanying tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	4/30/2008	10/31/2008	Period[1]
Based on Actual Fund Return
European
Investor Shares	$1,000.00	$578.84	$0.96
Admiral Shares	1,000.00	579.32	0.52
Signal Shares	1,000.00	579.33	0.52
Institutional Shares	1,000.00	579.39	0.36
ETF Shares	1,000.00	579.41	0.44
Pacific
Investor Shares	$1,000.00	$633.68	$0.99
Admiral Shares	1,000.00	634.09	0.54
Signal Shares	1,000.00	634.16	0.54
Institutional Shares	1,000.00	634.26	0.37
ETF Shares	1,000.00	634.23	0.45
Emerging Markets
Investor Shares[2]	$1,000.00	$488.61	$1.16
Admiral Shares[2]	1,000.00	488.75	0.71
Signal Shares[2]	1,000.00	488.68	0.75
Institutional Shares[2]	1,000.00	488.80	0.53
ETF Shares	1,000.00	488.78	0.75
Developed Markets	$1,000.00	$595.57	$0.88
Institutional Developed Markets	$1,000.00	$596.76	$0.36

1 These calculations are based on expenses incurred in the most recent six-month period, except for the two “funds of funds,” for which calculations are based on the acquired fund fees and expenses charged by the underlying mutual funds in which the funds of funds invest. The funds of funds’ annualized expense figures for the same period are 0.22% for the Developed Markets Index Fund and 0.09% for the Institutional Developed Markets Index Fund. The annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.24% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Pacific Stock Index Fund—0.24% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares and Emerging Markets Stock Index Fund—0.31% for Investor Shares, 0.19% for Admiral Shares, 0.20% for Signal Shares, 0.14% for Institutional Shares, and 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.25% (0.50% prior to June 26, 2008) purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Six Months Ended October 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	4/30/2008	10/31/2008	Period[1]
Based on Hypothetical 5% Yearly Return
European
Investor Shares	$1,000.00	$1,025.08	$0.12
Admiral Shares	1,000.00	1,024.55	0.66
Signal Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.65	0.56
Pacific
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.55	0.66
Signal Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.65	0.56
Emerging Markets
Investor Shares[2]	$1,000.00	$1,023.64	$1.58
Admiral Shares[2]	1,000.00	1,024.25	0.97
Signal Shares[2]	1,000.00	1,024.20	1.02
Institutional Shares[2]	1,000.00	1,024.50	0.71
ETF Shares	1,000.00	1,024.20	1.02
Developed Markets	$1,000.00	$1,024.10	$1.12
Institutional Developed Markets	$1,000.00	$1,024.75	$0.46

1 These calculations are based on expenses incurred in the most recent six-month period, except for the two “funds of funds,” for which calculations are based on the acquired fund fees and expenses charged by the underlying mutual funds in which the funds of funds invest. The funds of funds’ annualized expense figures for the same period are 0.22% for the Developed Markets Index Fund and 0.09% for the Institutional Developed Markets Index Fund. The annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.24% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Pacific Stock Index Fund—0.24% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares and Emerging Markets Stock Index Fund—0.31% for Investor Shares, 0.19% for Admiral Shares, 0.20% for Signal Shares, 0.14% for Institutional Shares, and 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.25% (0.50% prior to June 26, 2008) purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/
Trustee Since May 1987;	Trustee of The Vanguard Group, Inc., and of each of the investment companies served
Chairman of the Board	by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group
156 Vanguard Funds Overseen	and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Chief Financial Officer	Treasurer of each of the investment companies served by The Vanguard Group; Chief
Since September 2008	Financial Officer of each of the investment companies served by The Vanguard
Treasurer Since July 1998	Group since 2008.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director,
Chief Executive Officer	and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and
Since August 31, 2008	President of each of the investment companies served by The Vanguard Group since
President Since March 2008	2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard
156 Vanguard Funds Overseen	Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group and of each of the investment companies served by The Vanguard
Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Ralph K. Packard	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	James M. Norris	Glenn W. Reed

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

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2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Q720 122008

Vanguard Total World Stock Index Fund Annual Report

October 31, 2008

>	From their inception on June 26, 2008, through October 31, 2008, Investor Shares of Vanguard Total World Stock Index Fund declined –31.45%.
>	The time period was a tumultuous one, as credit problems that had started in the United States reverberated globally.
>	The fund provides market-capitalization-weighted exposure to developed and emerging markets around the world. All of these regions turned in negative results for the period.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	11
Trustees Approve Advisory Arrangement	45
Glossary	46

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Periods Ended October 31, 2008
		Return Since
	Ticker	Share-Class
	Symbols	Inception
Vanguard Total World Stock Index Fund Investor Shares (Inception 6/26/2008)	VTWSX	–31.45%
FTSE All-World Index		–33.03
Average Global Fund[1]		–31.80

Vanguard Total World Stock Index Fund Institutional Shares[2] (Inception 10/09/2008)	VTWIX	2.72%
FTSE All-World Index		–1.09
Average Global Fund[1]		2.72

Vanguard Total World Stock Index Fund ETF Shares[3] (Inception 6/24/2008)	VT
Market Price		–31.23%
Net Asset Value		–32.47
FTSE All-World Index		–33.67
Average Global Fund[1]		–32.83

Your Fund’s Performance at a Glance
Inception Through October 31, 2008
			Distributions Per Share
	Share Price	Ending	Income	Capital
	at Inception	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$20.00	$13.71	$0.000	$0.000
Institutional Shares	66.81	68.63	0.000	0.000
ETF Shares	49.74	33.59	0.000	0.000

1 Derived from data provided by Lipper Inc.

2 This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.

3 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

President’s Letter

Dear Shareholder,

Vanguard Total World Stock Index Fund opened its Investor and ETF share classes to investors in late June 2008. The fund introduced a new class of Institutional Shares in early October. I’m pleased to submit the fund’s first “annual report” for this partial year.

The fund is designed to closely track the FTSE All-World Index, a measure of global stock markets that includes about 2,900 stocks. The fund and index provide exposure to U.S. stocks, developed international markets, and emerging markets, with each weighted in proportion to its market value. The fund made its debut during an unsettled time in the financial markets. Since inception, Vanguard Total World Stock Index Fund Investor Shares have returned –31.45%.

Stock prices fell sharply in a global upheaval

Although the fund began operations in June, we provide a brief overview of the investment environment during the fiscal year ended October 31, 2008. Global stock markets started the 12-month period near all-time highs, but then declined sharply, laid low by the financial crisis that originated in the fixed income markets. The descent traced a series of jagged ups and downs. During the week ended October 10, for example, the U.S. stock market returned about –18%. When Wall Street opened the following Monday, stocks surged, returning more than 10% over the next six and a half hours.

2

For the full 12 months, the broad U.S. stock market returned –36.43%; international stocks returned –48.27%. The pain was especially acute in emerging markets—among the strongest performers in recent years—as investors became increasingly risk-averse.

Bond market averages masked disparate returns

The broad U.S. taxable bond market registered an unremarkable return of 0.30% for the 12 months, but by its own typically sedate standards, the dislocations were extreme. The strong performance of U.S. Treasury and government securities was offset by double-digit declines in the corporate bond market. These dynamics led to unusually large differences between the yields of Treasuries and their corresponding private-sector securities—both a reflection and a cause of the credit market’s distress. Despite their generally high creditworth-iness, municipal bonds also fell in price, with the broad tax-exempt market registering a 12-month return of –3.30%.

The U.S. Federal Reserve Board responded to the turmoil with new lending programs and a dramatic easing of monetary policy. Over the full 12 months, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

Index returns were hurt by foreign and domestic stocks alike

Over the four months from their inception through October 31, the Investor Shares of Vanguard Total World Stock Index Fund

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2008
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	–48.27%	–3.93%	5.05%
Russell 1000 Index (Large-caps)	–36.80	–5.51	0.37
Russell 2000 Index (Small-caps)	–34.16	–4.79	1.57
Dow Jones Wilshire 5000 Index (Entire market)	–36.43	–5.10	0.81

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.30%	3.60%	3.48%
Lehman Municipal Bond Index	–3.30	1.71	2.73
Citigroup 3-Month Treasury Bill Index	2.31	3.93	3.10

CPI
Consumer Price Index	3.66%	2.83%	3.20%

3

returned –31.45%, declining slightly less than the benchmark. The apparent discrepancy between fund and index returns reflected fair-value pricing and, to a lesser extent, fund costs. The fund relies on fair-value pricing to account for any changes in the portfolio’s market value that occur after the close of international markets but before the fund’s U.S. close at 4 p.m., Eastern time. These discrepancies typically disappear when the international markets reopen.

It was hard to find a bright spot for the index during the period; all regions and all sectors posted negative results. Financial stocks—which were down across the board because of the global credit crunch—accounted for about 20% of the index’s holdings during the period. The sector subtracted almost 9 percentage points from the index’s return, as commercial banks and insurance companies registered especially weak performances. The index’s energy holdings also weighed on returns. Oil companies were down both domestically and abroad, as global demand for oil decreased and prices dropped significantly.

Consistent with the value of their stock markets, North America’s developed economies, principally the United States, accounted for the index’s heaviest regional weighting—about 47%, on average, during the period. Although North American markets held up somewhat better than the rest of the globe, their losses were steep, and their heavy weighting made them one of the index’s largest detractors, with the biggest losses coming from financials, energy, and information technology stocks.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Investor	Institutional	ETF	Average
	Shares	Shares	Shares	Global Fund
Total World Stock Index Fund	0.45%	0.20%	0.25%	1.49%

1 The fund expense ratios shown are from the prospectuses dated June 17, 2008, and were based on estimated expenses. For the fiscal period ended October 31, 2008, the annualized expense ratios were 0.46% for Investor Shares, 0.20% for Institutional Shares, and 0.29% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

Europe represented the fund’s—and the index’s—second-largest exposure (about 29%, on average, during the period), with the United Kingdom constituting the largest country weighting there. The index also had sizable weightings in French, German, and Swiss companies. The European countries took a substantial toll on the fund’s performance, delivering weaker returns than their North American counterparts, mostly because of hard-hit financial and materials holdings.

The Pacific region represented the fund’s third-largest geographical exposure. The developed countries in this region, in particular Japan and Australia, also suffered because of downturns in banks and materials companies.

Emerging markets accounted for a relatively small proportion of the fund’s value—less than 10% of assets, on average, during the period—but their returns were among the globe’s most disappointing. Many of these natural-resource-rich markets were hurt by the swift decline in commodity prices, and emerging markets as a group paid a price for investors’ shrinking appetite for risk during the period.

Long-term perspective is key despite market conditions

The past 12 months have been a difficult time for investors globally. As both domestic and foreign stocks continued to struggle, the Total World Stock Index Fund was no stranger to the markets’ upheavals, and posted a decidedly weak return for the partial fiscal period.

Although the fund’s four-month return was certainly less than impressive, this limited time period provides little meaningful information about the fund’s potential or the promise of its investment strategy, especially given the unusual volatility in the global stock market throughout the fund’s existence. We’re confident that, over the long-term, the Total World Stock Index Fund will benefit from its diverse mix of stocks from all over the globe, its low expense ratio, and the skill of its experienced index advisor, Vanguard Quantitative Equity Group.

For these reasons, we believe that the Total World Stock Index Fund is an excellent choice to help balance your investment portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

November 18, 2008

5

Vanguard Total World Stock Index Fund ETF
Premium/Discount: June 24, 2008[1] –October 31, 2008
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	17	18.28%	1	1.08%
25–49.9	22	23.66	0	0.00
50–74.9	16	17.20	1	1.08
75–100.0	10	10.75	0	0.00
>100.0	25	26.87	1	1.08
Total	90	96.76%	3	3.24%

1 Inception

2 One basis point equals 1/100 of a percentage point.

6

Total World Stock Index Fund

Fund Profile

As of October 31, 2008

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	2,065	2,873
Turnover Rate	5%	—
Expense Ratio[2]		—
Investor Shares	0.45%
Institutional Shares	0.20%
ETF Shares	0.25%
Short-Term Reserves	1.6%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.8%	8.8%
Consumer Staples	11.0	10.7
Energy	11.4	11.7
Financials	20.7	20.9
Health Care	10.2	10.3
Industrials	10.1	10.1
Information Technology	10.6	10.6
Materials	6.0	6.3
Telecommunication
Services	5.6	5.5
Utilities	5.6	5.1

Ten Largest Holdings[3] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	1.9%
General Electric Co.	industrial
	conglomerates	1.0
Microsoft Corp.	systems software	1.0
The Procter & Gamble Co.	household products	1.0
Johnson & Johnson	pharmaceuticals	0.9
Royal Dutch Shell PLC	integrated oil
	and gas	0.8
Wal-Mart Stores, Inc.	hypermarkets
	and supercenters	0.8
AT&T Inc.	integrated
	telecommunication
	services	0.8
Chevron Corp.	integrated oil
	and gas	0.8
BP PLC	integrated oil
	and gas	0.8
Top Ten		9.8%

Allocation by Region (% of equity exposure)

1 FTSE All-World Index.

2 The expense ratios shown are from the prospectuses dated June 17, 2008, and were based on estimated expenses. For the fiscal period ended October 31, 2008, the annualized expense ratios were 0.46% for Investor Shares, 0.20% for Institutional Shares, and 0.29% for ETF Shares.

3 The holdings listed exclude any temporary cash investments and equity index products.

For explanations of investment terms used here, see the Glossary.

7

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	8.7%	8.6%
France	4.6	4.8
Switzerland	3.5	3.4
Germany	3.5	3.5
Spain	1.8	1.8
Italy	1.5	1.5
Netherlands	1.0	0.9
Other European Markets	3.2	3.0
Subtotal	27.8%	27.5%
Pacific
Japan	9.2%	9.1%
Australia	2.5	2.5
Hong Kong	1.2	1.0
Other Pacific Markets	0.6	0.5
Subtotal	13.5%	13.1%
Emerging Markets
South Korea	1.4%	1.4%
Brazil	1.2	1.4
China	1.2	1.4
Taiwan	1.2	1.2
Other Emerging Markets	4.7	4.7
Subtotal	9.7%	10.1%
North America
United States	45.8%	46.2%
Canada	3.2	3.1
Subtotal	49.0%	49.3%

1 FTSE All-World Index.

8

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Returns: Inception Through October 31, 2008
	Total Returns
Periods Ended October 31, 2008
		Final Value of
	Since	a $10,000
	Inception[1]	Investment
Total World Stock Index Fund Investor Shares[2,3]	–31.62%	$6,838
FTSE All-World Index	–33.03	6,697
Average Global Fund[4]	–31.80	6,820

		Final Value of
	Since	a $5,000,000
	Inception[1]	Investment
Total World Stock Index Fund Institutional Shares[5]	0.42%	$5,021,155
FTSE All-World Index	–1.09	4,945,509

		Final Value of
	Since	a $10,000
	Inception[1]	Investment
Total World Stock Index Fund ETF Shares Net Asset Value	–32.47%	$6,753
FTSE All-World Index	–33.67	6,633

Cumulative Returns—ETF Shares: June 24, 2008–October 31, 2008
Cumulative
Since Inception[1]
Total World Stock Index Fund ETF Shares Market Price	–31.23%
Total World Stock Index Fund ETF Shares Net Asset Value	–32.47
FTSE All-World Index	–33.67

1 Performance for the fund and its comparative standards is calculated since the following inception dates: June 26, 2008, for the Investor Shares, October 9, 2008, for the Institutional Shares, and June 24, 2008, for the ETF Shares.

2 Performance figures are adjusted for the 0.25% transaction fee on purchases but do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Derived from data provided by Lipper Inc.

5 Performance figures are adjusted for the 0.25% transaction fee on purchases and the 2% fee assessed on redemptions of shares held for less than two months.

9

Total World Stock Index Fund

Fiscal-Year Total Returns (%): June 26, 2008–October 31, 2008

Total Returns: Periods Ended September 30, 20082

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Total World Stock Index Fund
Investor Shares[3]	6/26/2008	–14.60%
Fee-Adjusted Returns[4]		–14.81
ETF Shares	6/24/2008
Market Price		–12.70%
Net Asset Value		–15.86

1 Since the Investor Shares’ inception on June 26, 2008.

2 Table does not include the Institutional Share class because its inception date is after September 30, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Performance figures are adjusted for the 0.25% transaction fee on purchases but do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

Note: See Financial Highlights tables for dividend and capital gains information.

10

Total World Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (98.3%)
Argentina (0.0%)
Tenaris SA ADR	3,502	72

Australia (2.5%)
BHP Billiton Ltd.	27,097	521
Commonwealth Bank
of Australia	10,437	285
National Australia Bank Ltd.	14,178	230
Westpac Banking Corp., Ltd.	15,908	218
Australia & New Zealand
Bank Group Ltd.	17,856	209
Woolworths Ltd.	10,140	189
Westfield Group	15,816	175
Rio Tinto Ltd.	2,808	145
QBE Insurance Group Ltd.	8,330	142
Woodside Petroleum Ltd.	3,983	113
CSL Ltd.	4,377	106
Telstra Corp. Ltd.	35,274	97
St. George Bank Ltd.	4,608	86
Origin Energy Ltd.	7,535	79
Brambles Ltd.	14,688	78
Wesfarmers Ltd.	5,267	76
Foster’s Group Ltd.	16,042	61
Macquarie Group, Ltd.	2,609	52
Newcrest Mining Ltd.	3,745	51
AMP Ltd.	13,199	48
Computershare Ltd.	7,837	44
Santos Ltd.	4,673	42
Orica Ltd.	3,150	41
Suncorp-Metway Ltd.	6,874	37
Stockland	13,431	36
Perpetual Trustees
Australia Ltd.	1,530	36
Transurban Group	9,809	35
Insurance Australia
Group Ltd.	13,756	35
Oil Search Ltd.	11,305	34
Wesfarmers, Ltd. Price
Protected Shares	2,295	33

			Market
			Value•
		Shares	($000)
*	Fortescue Metals
	Group Ltd.	16,390	32
	Sonic Healthcare Ltd.	3,326	30
	Coca-Cola Amatil Ltd.	5,481	30
	Amcor Ltd.	7,622	29
	Incitec Pivot Ltd.	9,860	26
	AGL Energy Ltd.	2,725	26
	OneSteel Ltd.	10,642	24
	Leighton Holdings Ltd.	1,445	24
	AXA Asia Pacific
	Holdings Ltd.	7,757	23
	BlueScope Steel Ltd.	7,684	23
	Alumina Ltd.	14,365	20
	Australian Stock
	Exchange Ltd.	936	19
	WorleyParsons Ltd.	1,853	19
	CSR Ltd.	12,455	18
	Macquarie
	Infrastructure Group	13,073	17
	Bendigo Bank Ltd.	1,924	17
	OZ Minerals Ltd.	25,527	16
	James Hardie Industries NV	5,478	16
	Nufarm Ltd.	2,085	15
	Tatt’s Group, Ltd.	8,921	15
	Aristocrat Leisure Ltd.	5,593	14
	Metcash Ltd.	5,163	14
	Lion Nathan Ltd.	2,123	13
	CFS Gandel Retail Trust	8,902	12
	Toll Holdings Ltd.	2,951	12
	Lend Lease Corp.	2,517	12
	Crown Ltd.	2,509	11
	Tabcorp Holdings Ltd.	2,442	11
	Sims Group Ltd.	1,150	11
	Cochlear Ltd.	278	11
	GPT Group	19,874	10
	Boral Ltd.	3,135	9
	Macquarie Goodman Group	10,753	7
	Dexus Property Group NPV	12,611	6
	Mirvac Group	8,198	5
	Harvey Norman Holdings Ltd.	2,621	5
	Qantas Airways Ltd.	1,972	3

11

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Ansell Ltd.	323	3
	Sigma Pharmaceuticals Ltd.	3,101	3
	Goodman Fielder Ltd.	2,239	2
	Billabong International Ltd.	291	2
	Commonwealth Property
	Office Fund	2,531	2
	Asciano Group	1,564	2
*	Paladin Resources Ltd.	1,382	2
	Bank of Queensland Ltd.	234	2
	SP Ausnet	2,838	2
	AWB Ltd.	1,109	2
	Futuris Corp., Ltd.	2,478	2
	Macquarie Airports Group	1,295	2
*	Iluka Resources Ltd.	685	2
	Flight Centre Ltd.	174	2
	Challenger Financial
	Services Group Ltd.	1,429	2
	John Fairfax Holdings Ltd.	1,211	2
	Caltex Australia Ltd.	238	2
	Downer EDI Ltd.	459	2
	Consolidated Media
	Holdings, Ltd.	1,000	1
	Energy Resources
	of Australia Ltd.	132	1
	Macquarie Office Trust	3,823	1
	Boart Longyear Group	2,322	1
	Macquarie CountryWide Trust	3,540	1
	Babcock & Brown
	Infrastructure Group	4,196	1
	Babcock & Brown Ltd.	436	—
			3,983
Austria (0.1%)
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	1,669	44
	Wienerberger AG	2,465	41
	Voestalpine AG	1,564	38
	Telekom Austria AG	2,930	36
	OMV AG	784	25
*	Atrium European
	Real Estate	5,508	25
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	88	4
	Vienna Insurance Group	153	4
	Raiffeisen International
	Bank-Holding AG	81	3
*	IMMOFINANZ AG	1,577	2
*	IMMOEAST Immobilien Anlagen AG	865	1
			223
Belgium (0.3%)
	Delhaize Group	3,281	185
^	InBev NV	1,168	47
	KBC Bank &Verzekerings Holding	953	41

		Market
		Value•
	Shares	($000)
Dexia	7,480	40
Groupe Bruxelles
Lambert SA	483	35
Umicore	1,649	29
Belgacom SA	629	22
Solvay SA	105	10
Mobistar SA	131	9
UCB SA	334	8
Fortis	7,141	8
Colruyt NV	36	8
Fortis (Amsterdam Shares)	6,569	8
Compagnie Nationale
a Portefeuille	139	8
		458
Brazil (1.2%)
Companhia de Bebidas
das Americas ADR	4,859	207
Banco Itau Holding
Financeira SA ADR	18,445	204
Banco Bradesco SA ADR	14,399	168
Embraer-Empresa Brasileira
de Aeronautica SA ADR	8,011	168
Petroleo Brasileiro SA ADR	5,723	154
Petroleo Brasileiro SA
Series A ADR	6,832	151
Companhia Vale do
Rio Doce ADR	10,234	134
Companhia Vale do
Rio Doce Sponsored ADR	11,203	131
Companhia Siderurgica
Nacional SA ADR	7,905	108
Petroleo Brasileiro SA Pfd.	8,937	96
Tele Norte Leste
Participacoes ADR	6,171	84
Brasil Telecom
Participacoes SA ADR	2,127	73
Gerdau SA ADR	9,962	64
Tim Participacoes SA ADR	4,352	63
Petroleo Brasileiro SA	3,500	46
Itausa-Investimentos Itau SA	4,800	15
BM&F BOVESPA SA	4,552	12
Centrais Electricas
Brasileiras SA	1,000	12
Banco do Brasil SA	1,500	10
Companhia de Concessoes Rodoviarias	1,000	10
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	600	8
Natura Cosmeticos SA	900	8
Tractebel Energia SA	800	6
Redecard SA	574	6
Perdigao SA	400	6
All America Latina Logistica	1,200	6
Weg SA	953	5
Metalurgica Gerdau SA	600	5
Bradespar SA Pfd.	600	5

12

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Ultrapar Participacoes S.A.	274	5
	Cyrela Brazil Realty SA	736	4
	Usinas Siderurgicas
	de Minas Gerais SA	300	3
	Aracruz Celulose SA Pfd.
	B Shares	2,000	2
			1,979
Canada (3.1%)
	Royal Bank of Canada	10,700	416
	Toronto-Dominion Bank	6,500	307
	EnCana Corp.	5,700	290
	Manulife Financial Corp.	13,250	265
	Bank of Nova Scotia, Halifax	7,500	250
*	Research in Motion Ltd.	4,330	219
	Canadian Natural
	Resources Ltd.	4,330	218
	Potash Corp. of
	Saskatchewan, Inc.	2,270	193
	Suncor Energy, Inc.	6,728	162
	Canadian National
	Railway Co.	3,700	161
	Sun Life Financial Services
	of Canada	6,800	160
	Canadian Imperial Bank
	of Commerce	3,400	154
	Barrick Gold Corp.	6,530	149
	TransCanada Corp.	4,650	140
	Bank of Montreal, Quebec	3,800	136
	Rogers Communications, Inc.
	Class B	3,700	107
	Goldcorp Inc.	5,680	106
	Petro-Canada	3,800	95
	Canadian Utilities Ltd.	2,700	95
	Brookfield Asset
	Management Inc.	5,100	89
	Enbridge Inc.	2,490	86
	Imperial Oil Ltd.	2,390	85
	Canadian Pacific Railway Ltd.	1,700	77
	Talisman Energy, Inc.	7,700	76
	Power Corp. of Canada	3,290	72
*	CGI Group Inc.	8,500	68
	Agrium, Inc.	1,700	65
	Husky Energy Inc.	2,060	62
	BCE Inc.	2,100	61
	Nexen Inc.	3,700	59
	Shaw Communications Inc.	3,320	58
	Power Financial Corp.	2,260	57
	Shoppers Drug Mart Corp.	1,460	56
	Cameco Corp.	3,400	56
	Kinross Gold Corp.	5,100	53
	National Bank of Canada	1,230	46
	Bombardier Inc. Class B	11,900	46
	Teck Cominco Ltd. Class B	3,700	37
	Thomson Reuters Corp.	1,260	30
	Magna International	830	28
	Great-West Lifeco Inc.	1,200	25

			Market
			Value•
		Shares	($000)
	Canadian Tire Corp. Class A	600	23
	Loblaw Cos., Ltd.	900	22
	TransAlta Corp.	1,060	21
	Brookfield Properties Corp.	2,000	20
	IGM Financial, Inc.	600	18
	George Weston Ltd.	100	5
	Saputo Inc.	200	4
	Finning International Inc.	300	4
	Telus Communications Inc.	100	4
	Telus Corp.-Non Voting Shares 100		3
	Biovail Corp.	300	3
*	MDS Inc.	200	2
	Bombardier Inc. Class A	415	2
	Nova Chemicals Corp.	100	1
*	Nortel Networks Corp.	900	1
			5,048
Chile (0.2%)
	Empresa Nacional de
	Electricidad SA ADR	4,437	165
	Enersis SA	114,300	31
	Empresas Copec SA	2,763	23
	S.A.C.I. Falabella SA	7,400	20
	Sociedad Quimica y
	Minera de Chile SA	353	7
	CAP SA	253	3
	Sociedad Quimica y
	Minera de Chile SA ADR	100	2
			251
China (1.2%)
	China Mobile
	(Hong Kong) Ltd.	48,000	423
	China Life
	Insurance Co., Ltd.	57,000	152
	PetroChina Co. Ltd.	180,000	135
	China Unicom Ltd.	86,770	124
^	China Construction Bank	204,000	101
	CNOOC Ltd.	112,000	92
	China Petroleum &
	Chemical Corp.	126,000	83
^	Bank of China	261,000	76
^	Ping An Insurance
	(Group) Co. of China Ltd.	17,000	73
	China Communications
	Construction Co., Ltd.	85,000	60
	China Merchants Bank Co.,
	Ltd. Class H	34,000	52
	China Shenhua Energy Co.
	Ltd. H-Shares	27,000	51
	Bank of Communications
	Ltd. Class H	85,000	50
	GOME Electrical Appliances Holdings Ltd.	240,000	48
	China Telecom Corp. Ltd.	130,000	46
	China Shipping Development Co.	34,000	34
	China Coal Energy Co.	51,000	31

13

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Fujian Zijin Mining
	Industry Co., Ltd.	102,000	31
	CITIC Pacific Ltd.	37,000	30
	Denway Motors Ltd.	82,000	20
	Beijing Datang Power
	Generation Co., Ltd.	48,000	18
	Weiqiao Textile Co. Ltd.	79,000	16
	BYD Co. Ltd.	8,500	14
	China Merchants Holdings
	International Co. Ltd.	6,000	14
*	China Railway
	Construction Corp.	10,500	13
	Huadian Power
	International Corp. Ltd.	68,000	13
	Aluminum Corp. of
	China Ltd.	34,000	12
	China Resources Land Ltd.	12,000	12
	China Resources
	Enterprise Ltd.	6,000	12
	China Resources Power
	Holdings Co., Ltd.	6,000	12
	Huaneng Power
	International, Inc.
	H Shares	24,000	12
	Lenovo Group Ltd.	32,000	10
	Beijing Enterprises
	Holdings Ltd.	2,000	8
	China Communication
	Services Corp. Ltd.	14,000	7
	Beijing Capital International
	Airport Co., Ltd.	12,000	7
*	Anhui Conch Cement Co. Ltd.	2,000	6
	Shanghai Industrial
	Holding Ltd.	4,000	6
	Guangzhou R&F
	Properties Co. Ltd.	11,600	6
	China Mengniu Dairy Co., Ltd.	3,000	3
	Li Ning Co., Ltd.	2,000	3
	Yanzhou Coal Mining Co.
	Ltd. H Shares	4,000	3
	China COSCO
	Holdings Co., Ltd.	3,500	2
	Air China Ltd.	6,000	2
*	PICC Property and
	Casualty Co., Ltd.	6,000	2
	Cosco Pacific Ltd.	2,000	1
	Angang Steel Co., Ltd.	2,000	1
	China Oilfield Services Ltd.	2,000	1
	Jiangxi Copper Co. Ltd.	2,000	1
	Inner Mongolia Yitai
	Coal Co., Ltd.	400	1
			1,930
Colombia (0.1%)
	Bancolombia SA ADR	6,372	124

		Market
		Value•
	Shares	($000)
Czech Republic (0.1%)
Ceske Energeticke
Zavody a.s.	1,579	69
Cesky Telecom a.s.	705	15
Komercni Banka a.s.	82	12
Zentiva NV	200	12
Unipetrol a.s.	206	2
		110
Denmark (0.4%)
Novo Nordisk A/S B Shares	4,825	259
Coloplast A/S B Shares	1,204	87
Danske Bank A/S	4,800	71
* Vestas Wind Systems A/S	1,700	70
Danisco A/S	1,252	54
AP Moller-Maersk A/S
B Shares	7	40
AP Moller-Maersk A/S
A Shares	4	23
Carlsberg A/S B Shares	400	16
Novozymes A/S	150	11
FLS Industries A/S B Shares	200	8
* Jyske Bank A/S	150	4
		643
Egypt (0.0%)
Orascom Telecom Holding SAE GDR	1,241	39
Orascom Construction Industries GDR	493	33
		72
Finland (0.5%)
Nokia Oyj	30,443	466
Stora Enso Oyj R Shares	12,610	117
Sampo Oyj A Shares	4,540	91
Fortum Oyj	2,240	55
Wartsila Oyj B Shares	2,023	51
UPM-Kymmene Oyj	2,720	39
Metso Oyj	2,363	32
Kone Oyj	1,100	25
Neste Oil Oyj	450	7
Nokian Renkaat Oyj	383	5
Rautaruuki Oyj	200	3
Outokumpu Oyj A Shares	200	2
		893
France (4.5%)
Total SA	19,166	1,054
Gaz de France	13,351	594
BNP Paribas SA	7,254	524
Sanofi-Aventis	7,656	485
France Telecom SA	15,664	395
AXA	16,513	315
Societe Generale Class A	4,733	258
Vivendi SA	9,583	250
Carrefour SA	5,339	226
Groupe Danone	3,999	223
L’Oreal SA	2,652	201

14

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Air Liquide SA	2,164	187
	LVMH Louis Vuitton
	Moet Hennessy	2,782	185
	Vinci SA	4,407	159
	Cie. de St. Gobain SA	3,270	126
	Electricite de France	2,056	123
	Unibail Co.	813	122
	Schneider Electric SA	1,949	117
	Pernod Ricard SA	1,752	114
	Alstom	2,237	111
	Credit Agricole SA	7,136	103
	Bouygues SA	2,374	101
	Hermes International	769	99
	Accor SA	2,399	93
	Veolia Environnement	3,636	90
	Lafarge SA	1,182	78
	Societe BIC SA	1,351	71
	Pinault-Printemps-Redoute SA	1,116	71
*	Suez Environnement SA	3,687	70
	Essilor International SA	1,445	65
	Cap Gemini SA	1,513	49
	Vallourec SA	418	47
	Sodexho Alliance SA	962	46
	Renault SA	1,492	46
	STMicroelectronics NV	5,469	45
	Lagardere S.C.A.	1,075	43
	PSA Peugeot Citroen	1,598	43
*	Alcatel-Lucent	16,492	43
	Compagnie Generale des
	Etablissements Michelin SA	717	37
	Technip SA	1,122	34
	Eiffage SA	714	27
	CNP Assurances	326	26
	Casino Guichard-Perrachon SA	314	22
	Christian Dior SA	321	19
	Dassault Systemes SA	446	18
	Thales SA	423	17
	Air France	1,112	16
	Safran SA	1,119	14
	Publicis Groupe SA	567	13
*	Compagnie Generale de
	Geophysique SA	551	9
	Societe Television Francaise 1	672	9
*	Eutelsat Communications	400	9
	Eramet SLN	40	8
	Societe des Autoroutes Paris-Rhin-Rhone	114	7
	Natixis	3,212	7
	Bureau Veritas SA	189	7
	Klepierre	286	7
	PagesJaunes SA	650	6
	Aeroports de Paris (ADP)	60	4
	Imerys SA	78	4
	Legrand SA	203	3
	Atos Origin SA	145	3
	Eurazeo	53	3

			Market
			Value•
		Shares	($000)
	Arkema	116	3
	Gecina SA	38	3
	Wendel Investissement	47	2
	Valeo SA	99	2
			7,311
Germany (3.4%)
	Volkswagen AG	1,301	828
	E.On AG	15,183	569
	Siemens AG	7,325	431
	Deutsche Telekom AG	26,547	389
	Bayer AG	5,953	326
	Daimler AG (Registered)	7,857	266
	Allianz AG	3,513	258
	SAP AG	7,347	257
	RWE AG	3,092	253
	BASF AG	7,647	252
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG (Registered)	1,823	237
	Deutsche Bank AG	4,699	176
	Deutsche Boerse AG	1,830	143
	Deutsche Post AG	8,364	92
	Linde AG	1,036	86
	Fresenius Medical Care AG	1,797	80
	Porsche AG	668	58
	Henkel AG & Co. KGaA	1,938	55
	ThyssenKrupp AG	2,918	55
	Commerzbank AG	5,192	55
	Bayerische Motoren
	Werke AG	2,135	54
	Man AG	1,094	53
	Volkswagen AG Pfd.	838	52
	K&S AG	1,244	48
	Adidas AG	1,340	47
	Fresenius AG Pfd.	733	47
	Beiersdorf AG	822	43
	Merck KGaA	448	40
	Metro AG	1,082	35
	Henkel KGaA	1,165	28
	TUI AG	2,334	28
	Deutsche Lufthansa AG	1,942	27
*	Infineon Technologies AG	7,463	23
	Salzgitter AG	357	23
	Continental AG Acceptance Line	217	15
	Celesio AG	446	13
	HeidelbergCement AG	162	12
	Lanxess	591	9
	Continental AG	198	8
*	Q-Cells AG	208	8
	Deutsche Postbank AG	373	8
	Solarworld AG	259	6
	Hamburger Hafen und Logistik AG	155	5
	Hypo Real Estate Holding AG	566	4
	Fresenius AS	58	3

15

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hochtief AG	99	3
	Fraport AG	93	3
	Hannover
	Rueckversicherung AG	114	3
	Wacker Chemie AG	24	3
	Altana AG	183	2
	Suedzucker AG	160	2
	Puma AG	10	2
	Aachener & Muenchener
	Beteiligungs AG (Bearer)	16	2
*	Arcandor AG	271	1
			5,526
Greece (0.2%)
	National Bank of
	Greece SA ADR	28,356	124
	Hellenic
	Telecommunications
	Organization SA ADR	8,874	64
	Alpha Credit Bank SA	2,720	40
	Bank of Piraeus	2,191	28
	GEA Group AG	1,818	26
	EFG Eurobank Ergasias	2,124	23
	Greek Organization of
	Football Prognostics	1,050	23
	Marfin Financial Group SA	1,761	8
	Titan Cement Co. SA	270	5
	Public Power Corp.	350	4
	Coca-Cola Hellenic
	Bottling Co. SA	140	2
	Hellenic Petroleum SA	220	2
*	Commercial Bank of
	Greece SA	140	1
			350
Hong Kong (1.2%)
	Hutchison Whampoa Ltd.	34,000	184
^	Industrial and Commercial
	Bank of China Ltd.
	Class H	361,000	170
	Cheung Kong Holdings Ltd.	17,000	163
	Sun Hung Kai Properties Ltd.	17,000	149
	Hang Seng Bank Ltd.	6,800	85
	CLP Holdings Ltd.	12,000	81
	Hong Kong Exchanges &
	Clearing Ltd.	7,800	79
	China Overseas Land &
	Investment Ltd.	68,000	77
	Hong Kong Electric
	Holdings Ltd.	13,000	70
	Li & Fung Ltd.	34,000	68
	Hong Kong & China Gas Co., Ltd.	37,000	65
	Swire Pacific Ltd. A Shares	8,500	60
	Hang Lung Development Co., Ltd.	17,000	55
	Esprit Holdings Ltd.	8,500	48
	Shangri-La Asia Ltd.	34,000	48

			Market
			Value•
		Shares	($000)
	Tencent Holdings Ltd.	5,800	42
	Hang Lung Properties Ltd.	17,000	42
	Bank of East Asia Ltd.	20,400	41
	Henderson Land
	Development Co. Ltd.	9,000	33
	Sino Land Co.	34,000	30
	New World
	Development Co., Ltd.	34,000	28
	Boc Hong Kong Holdings Ltd.	22,500	26
	Link REIT	14,000	25
	Giordano International Ltd.	136,000	24
	MTR Corp.	11,000	24
	Hengan International
	Group Co. Ltd.	6,000	17
	Tingyi Holding Corp.	14,000	15
	China Insurance International
	Holdings Co., Ltd.	6,000	14
*	China Railway Group, Ltd.	23,000	13
	Hopewell Holdings Ltd.	4,000	12
^	China Citic Bank	31,000	10
	Jardine Matheson
	Holdings Ltd.	400	9
	Belle International
	Holdings Ltd.	18,000	9
	Wharf Holdings Ltd.	3,000	6
	China National Building
	Material Co., Ltd.	10,000	6
	Cheung Kong Infrastructure
	Holdings Ltd.	1,000	4
	Cafe De Coral Holdings Ltd.	2,000	3
	Yue Yuen Industrial
	(Holdings) Ltd.	1,500	3
	Hongkong Land Holdings Ltd.	1,000	3
*	CITIC International
	Financial Holdings Ltd.	4,000	3
	Cathay Pacific Airways Ltd.	2,000	2
	Sinofert Holdings, Ltd.	4,000	2
	Hutchinson Harbour Ring Ltd.	34,000	2
	Hong Kong and Shanghai
	Hotels Ltd.	2,000	2
	PCCW Ltd.	5,000	2
	Texwinca Holdings Ltd.	4,000	2
	Sino-Ocean Land Holdings Ltd.	6,500	2
	First Pacific Co. Ltd.	4,000	2
	Hysan Development Co., Ltd.	1,000	2
	Chinese Estates Holdings	2,000	2
	Henderson Investment Ltd.	32,000	2
	Public Financial Holdings Ltd.	4,000	1
	Next Media Ltd.	8,000	1
	Johnson Electric Holdings Ltd.	6,500	1
	ASM Pacific Technology Ltd.	400	1
	Lifestyle International Holdings, Ltd.	2,000	1
	Techtronic Industries Co., Ltd.	3,500	1
	Chong Hing Bank Ltd.	1,000	1

16

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Kerry Properties Ltd.	500	1
	Great Eagle Holdings Ltd.	1,000	1
*	Foxconn International
	Holdings Ltd.	3,000	1
	Shenzhen International
	Holdings Ltd.	32,500	1
	Country Garden Holdings Co.	6,000	1
	NWS Holdings Ltd.	1,000	1
	Kingboard Chemical
	Holdings Ltd.	500	1
	Dah Sing Financial Group	400	1
	C C Land Holdings Ltd.	5,000	1
	Orient Overseas
	International Ltd.	500	1
	Fubon Bank (Hong Kong) Ltd.	4,000	1
	Shun Tak Holdings Ltd.	4,000	1
	Lee & Man Paper
	Manufacturing Ltd.	2,000	1
	Melco International
	Development Corp.	3,000	1
*	Galaxy Entertainment
	Group Ltd.	5,000	—
	Kowloon Development Co., Ltd.	1,000	—
			1,887
Hungary (0.1%)
	MOL Hungarian
	Oil and Gas Nyrt.	1,275	69
*	OTP Bank Nyrt.	2,068	34
	Richter Gedeon Nyrt.	50	7
	Magyar Tavkozlesi Nyrt.	1,050	4
			114
India (0.8%)
	Infosys Technologies Ltd. ADR	9,785	287
	ICICI Bank Ltd. ADR	11,169	191
	Reliance Industries Ltd. GDR	2,794	159
	HDFC Bank Ltd. ADR	1,515	99
*	Bharti Airtel Ltd.	5,053	68
	ITC Ltd.	19,265	61
	Housing Development Finance Corp. Ltd.	1,467	53
	Larsen & Toubro Ltd.	2,923	49
	Bharat Heavy Electricals Ltd.	1,031	27
	Oil and Natural Gas Corp. Ltd.	1,550	21
	Reliance Communication Ventures	4,065	19
	Hindustan Lever Ltd.	3,644	17
	Axis Bank Ltd.	1,267	15
	Tata Iron and Steel Co. Ltd.	3,213	14
	NTPC Ltd.	4,167	12
	Cipla Ltd.	3,233	12
	Gail India Ltd.	2,538	11
	Wipro Ltd. ADR	1,286	10
	Reliance Industries Ltd.	335	9
*	Reliance Petroleum Ltd.	5,094	9
	Bajaj Auto Ltd.	766	9
	Hero Honda Motors Ltd.	516	8

			Market
			Value•
		Shares	($000)
*	Reliance Power Ltd.	3,486	7
	Hindalco Industries Ltd.	5,005	6
*	Essar Oil Ltd.	3,423	6
	Grasim Industries Ltd.	282	6
	Sterlite Industries (India) Ltd.	1,001	6
	Reliance Capital Ltd.	423	6
*	United Spirits Ltd.	310	6
	Asea Brown Boveri India Ltd.	482	5
	Jindal Steel & Power Ltd.	308	5
	Adani Exports, Ltd.	648	5
*	Cairn India Ltd.	1,785	5
	Tata Power Co. Ltd.	332	5
	Jaiprakash Associates Ltd.	3,081	5
	Kotak Mahindra Bank	659	5
	Siemens India Ltd.	744	4
	Sesa Goa Ltd.	2,391	4
	Tata Motors Ltd.	1,016	4
*	Idea Cellular Ltd.	4,138	4
	Tata Consultancy Services Ltd.	297	3
	Satyam Computer
	Services Ltd. ADR	205	3
	State Bank of India GDR	65	3
	Indiabulls Financial
	Services Ltd.	1,287	3
	Infrastructure Development
	Finance Co., Ltd.	2,050	2
	GlaxoSmithKline
	Pharmaceuticals (India) Ltd.	110	2
	Sun Pharmaceutical
	Industries Ltd.	100	2
	Steel Authority of India Ltd.	1,016	2
*	Reliance Natural Resources, Ltd.	1,927	2
	Reliance Energy Ltd.	172	2
	Ranbaxy Laboratories Ltd.	448	2
	DLF Ltd.	302	1
	Glenmark Pharmaceuticals Ltd.	216	1
	Aditya Birla Nuvo Ltd.	113	1
	JSW Steel Ltd.	156	1
	Aban Offshore Ltd.	50	1
	Unitech, Ltd.	803	1
	Suzlon Energy Ltd.	855	1
			1,287
Indonesia (0.2%)
	PT Bank Central Asia Tbk	308,000	75
	PT Bumi Resources Tbk	220,500	44
	PT Astra International Tbk	48,000	40
	PT Telekomunikasi Indonesia Tbk	63,500	32
	PT Bank Rakyat Indonesia Tbk	99,000	30
	PT United Tractors Tbk	90,500	26
			247
Ireland (0.2%)
	CRH PLC	4,073	89
	Allied Irish Banks PLC	7,939	42
*	Elan Corp. PLC	4,786	36

17

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bank of Ireland	9,418	28
	Anglo Irish Bank Corp. PLC	6,987	22
*	Ryanair Holdings PLC	5,954	21
	Kerry Group PLC A Shares	612	14
	Irish Life & Permanent PLC	840	3
			255
Israel (0.3%)
	Teva Pharmaceutical
	Industries Ltd.	8,451	360
*	Check Point Software
	Technologies Ltd.	3,400	69
	Israel Chemicals Ltd.	6,069	61
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	12,330	19
	Bank Leumi Le-Israel	6,500	17
	Bank Hapoalim Ltd.	5,540	13
	Partner
	Communications Co. Ltd.	600	11
	United Mizrahi Bank Ltd.	1,500	8
	Elbit Systems Ltd.	100	5
	Cellcom Israel Ltd.	85	2
*	NICE Systems Ltd.	100	2
	Makhteshim-Agan
	Industries Ltd.	300	1
			568
Italy (1.5%)
	Eni SpA	21,894	522
	Assicurazioni Generali SpA	10,773	272
	Enel SpA	38,457	257
	Intesa Sanpaolo SpA	65,931	241
	UniCredit SpA	77,142	189
	Telecom Italia SpA	97,101	111
	Unione Di Banche
	Italiane ScpA	4,246	72
	Banco Popolare SpA	4,828	60
	Mediolanum SpA	14,556	57
	Unipol Gruppo
	Finanziario SpA Pfd.	51,680	57
	Bulgari SpA	7,516	56
	Fondiaria-Sai SpA RNC	3,910	50
	Fiat SpA	6,247	49
	Autogrill SpA	6,093	49
	Finmeccanica SpA	3,467	43
	Saipem SpA	2,197	41
	Telecom Italia SpA RNC	48,286	41
	Mediobanca Banca di Credito Finanziaria SpA	3,253	37
	Atlantia SpA	1,905	35
	Banca Monte dei Paschi di Siena SpA	14,743	28
	Italcementi SpA Risp.	3,944	27
	Terna SpA	8,052	26
	Snam Rete Gas SpA	4,277	22
	Mediaset SpA	3,113	17
	Parmalat SpA	8,951	16

			Market
			Value•
		Shares	($000)
	A2A SpA	5,425	10
	Luxottica Group SpA	429	9
	Fondiari-Sai SpA	424	8
	Alleanza Assicurazioni SpA	1,055	7
	Banca Carige SpA	3,107	7
	Pirelli & C. Accomandita
	per Azioni SpA	16,215	6
	IFIL Investments SpA	1,824	6
	Banca Popolare di Milano SpA	647	4
*	Finmeccanica SpA
	Rights Exp. 11/7/08	1,708	1
			2,433
Japan (9.1%)
	Toyota Motor Corp.	20,700	808
	Mitsubishi UFJ
	Financial Group	86,200	542
	Canon, Inc.	10,100	353
	Matsushita Electric
	Industrial Co., Ltd.	19,000	306
	Nintendo Co.	900	289
	Tokyo Electric Power Co.	10,200	289
	Honda Motor Co., Ltd.	11,000	274
	Takeda Pharmaceutical Co. Ltd.	5,500	273
	Mitsubishi Estate Co., Ltd.	15,000	268
	Nippon Telegraph and
	Telephone Corp.	62	253
	NTT DoCoMo, Inc.	159	252
	Sumitomo Mitsui
	Financial Group, Inc.	62	249
	East Japan Railway Co.	34	242
	Kansai Electric Power Co., Inc.	8,500	213
	Japan Tobacco, Inc.	60	213
	Millea Holdings, Inc.	6,800	210
	KDDI Corp.	34	204
	Yakult Honsha Co., Ltd.	8,000	199
	Sony Corp.	8,000	190
	Shin-Etsu Chemical Co., Ltd.	3,400	181
	Nippon Steel Corp.	50,000	168
	Nomura Holdings Inc.	17,700	168
	Mitsui & Co., Ltd.	17,000	165
	Mitsui Sumitomo Insurance Group Holdings, Inc.	5,800	161
	Seven and I Holdings Co., Ltd.	5,700	160
	Mitsubishi Corp.	9,500	159
	Mizuho Financial Group, Inc.	64	156
	Nomura Research Institute, Ltd.	9,300	154
	Bridgestone Corp.	8,500	149
	Central Japan Railway Co.	17	140
	Astellas Pharma Inc.	3,400	137
	Higo Bank Ltd.	23,000	127
	Chubu Electric Power Co.	4,700	123
	Mitsui Fudosan Co., Ltd.	7,000	122
	Fuji Photo Film Co., Ltd.	5,100	117
	Murata Manufacturing Co., Ltd.	3,400	117
	Kao Corp.	4,000	117

18

Total World Stock Index Fund

		Market
		Value•
	Shares	($000)
Fanuc Co., Ltd.	1,700	113
Seino Transportation Co., Ltd.	23,000	111
Mitsubishi Heavy
Industries Ltd.	34,000	109
Sumitomo Corp.	11,900	105
Daiichi Sankyo Co., Ltd.	5,100	105
Isuzu Motors Ltd.	59,000	104
Nissan Motor Co., Ltd.	20,400	101
Electric Power
Development Co., Ltd.	3,400	101
Kyocera Corp.	1,700	100
Komatsu Ltd.	9,000	99
Fukuyama
Transporting Co., Ltd.	23,000	98
JFE Holdings, Inc.	3,700	94
Sagami Railway	23,000	92
Itochu Corp.	17,000	90
Hitachi Ltd.	19,000	89
Sumitomo Metal
Industries Ltd.	34,000	87
Orix Corp.	850	87
Yamada Denki Co., Ltd.	1,530	83
Rohm Co., Ltd.	1,700	82
Yahoo Japan Corp.	238	79
Circle K Sunkus Co., Ltd.	4,600	78
Toho Gas Co., Ltd.	13,000	75
Suzuki Motor Corp.	5,100	75
Mitsui OSK Lines Ltd.	14,000	73
Kokuyo Co., Ltd.	10,300	73
Daito Trust
Construction Co., Ltd.	1,700	72
Nippon Oil Corp.	17,000	70
Tokyo Gas Co., Ltd.	16,000	69
Mitsubishi Chemical
Holdings Corp.	17,000	69
Denso Corp.	3,500	68
Mitsubishi Electric Corp.	11,000	68
Fujitsu Ltd.	17,000	67
Kyushu Electric Power Co., Inc.	2,900	66
Kirin Brewery Co., Ltd.	6,000	66
Marubeni Corp.	17,000	66
Nippon Paint Co., Ltd.	17,000	66
Toshiba Corp.	18,000	65
T & D Holdings, Inc.	1,500	57
Tohoku Electric Power Co.	2,500	56
Haseko Corp.	59,500	54
West Japan Railway Co.	12	53
Sumitomo Chemical Co.	17,000	52
Daiwa Securities Group Inc.	9,000	51
Softbank Corp.	5,100	50
Secom Co., Ltd.	1,300	50
Sumitomo Realty &
Development Co.	3,000	49
Eisai Co., Ltd.	1,500	49
Chugoku Electric Power Co., Ltd.	2,000	48
Hankyu Corp.	10,000	47

			Market
			Value•
		Shares	($000)
	Aeon Co., Ltd.	4,800	46
*	Mitsubishi Motors Corp.	33,000	46
	Shikoku Electric Power	1,500	44
	Asahi Breweries Ltd.	2,600	43
	Sharp Corp.	6,000	43
	Fast Retailing Co., Ltd.	400	43
	Sumitomo Trust &
	Banking Co., Ltd.	9,000	42
	Shiseido Co., Ltd.	2,000	41
	Bank of Yokohama Ltd.	8,000	39
	Mitsubishi Materials Corp.	17,000	38
	Keyence Corp.	200	38
	Daikin Industries Ltd.	1,700	38
	SMC Corp.	400	38
	Toray Industries, Inc.	8,000	37
	Sojitz Holdings Corp.	22,100	37
	Taisho Pharmaceutical Co.	2,000	36
	Dai-Nippon Printing Co., Ltd.	3,000	35
	Shizuoka Bank Ltd.	4,000	35
	Ajinomoto Co., Inc.	4,000	35
	Hokuriku Electric Power Co.	1,300	34
	Shionogi & Co., Ltd.	2,000	34
	Resona Holdings Inc.	32	34
	Terumo Corp.	800	33
	Yamato Holdings Co., Ltd.	3,000	33
	Casio Computer Co.	5,100	33
	Ricoh Co.	3,000	32
	Osaka Gas Co., Ltd.	9,000	32
	Ibiden Co., Ltd.	1,700	32
	Tokyu Corp.	8,000	31
	Asahi Glass Co., Ltd.	5,000	31
	Ono Pharmaceutical Co., Ltd.	700	31
	Hoya Corp.	1,700	31
	Sumitomo Metal Mining Co.	4,000	30
	Odakyu Electric Railway Co.	4,000	29
	Nikon Corp.	2,000	28
	Sompo Japan Insurance Inc.	4,000	28
^	Kintetsu Corp.	7,000	27
	Toyo Suisan Kaisha, Ltd.	1,000	26
	Nippon Yusen
	Kabushiki Kaisha Co.	5,000	24
	NEC Corp.	8,000	24
	Tokyo Electron Ltd.	700	23
	Inpex Holdings, Inc.	4	23
	Keihin Electric Express
	Railway Co., Ltd.	3,000	23
	Mitsumi Electric Co., Ltd.	1,700	22
	Sumitomo Electric Industries Ltd.	2,600	21
	Hokkaido Electric Power Co., Ltd.	900	20
	Sekisui House Ltd.	2,000	20
	Konica Minolta Holdings, Inc.	3,000	20
	Olympus Corp.	1,000	19
	Nipponkoa Insurance Co., Ltd.	3,000	18
	Daiwa House Industry Co., Ltd.	2,000	18

19

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Mediceo Paltac
	Holdings Co., Ltd.	1,500	16
	Nidec Corp.	300	16
	FamilyMart Co., Ltd.	400	16
	Mitsui Trust Holding Inc.	4,000	16
	OJI Paper Co., Ltd.	4,000	15
	Tobu Railway Co., Ltd.	3,000	15
	Kubota Corp.	3,000	15
	Asahi Kasei Corp.	4,000	15
	Chiba Bank Ltd.	3,000	15
	Toppan Printing Co., Ltd.	2,000	15
	Lawson Inc.	300	15
	Kobe Steel Ltd.	9,000	15
	Omron Corp.	1,000	14
	The Chugoku Bank, Ltd.	1,000	14
	Nippon Meat Packers, Inc.	1,000	14
	TDK Corp.	400	14
	Toho Co., Ltd.	700	13
	Nitto Denko Corp.	600	13
	Fukuoka Financial Group, Inc.	4,000	13
	NTT Data Corp.	4	13
	JTEKT Corp.	1,700	13
	JS Group Corp.	1,000	13
	Benesse Corp.	300	13
	Trend Micro Inc.	500	12
	Nippon Express Co., Ltd.	3,000	12
	Seiko Epson Corp.	800	12
	Kuraray Co., Ltd.	1,500	11
	Kurita Water Industries Ltd.	500	11
*	Japan Airlines System Co.	5,000	11
	Chugai Pharmaceutical Co., Ltd.	800	11
*	Isetan Mitsukoshi
	Holdings Ltd.	1,200	11
	The Hiroshima Bank, Ltd.	3,000	11
	Nissha Printing Co., Ltd.	200	11
	Kawasaki Heavy Industries Ltd.	6,000	11
	The Iyo Bank, Ltd.	1,000	11
	JGC Corp.	1,000	11
*	Sanyo Electric Co., Ltd.	7,000	11
	Tanabe Seiyaku Co., Ltd.	1,000	11
	Bank of Kyoto Ltd.	1,000	11
	NGK Insulators Ltd.	1,000	10
	Santen Pharmaceutical Co., Ltd.	400	10
	JSR Corp.	900	10
	Kikkoman Corp.	1,000	10
	Shinko Securities Co., Ltd.	4,000	10
	Dentsu Inc.	6	10
	Nippon Sheet Glass Co., Ltd.	3,000	10
	Sony Financial Holdings, Inc.	3	10
	Yamaguchi Financial Group, Inc.	1,000	10
	The Suruga Bank, Ltd.	1,000	9
	Nagoya Railroad Co., Ltd.	3,000	9
	Taisei Corp.	4,000	9
	Amada Co., Ltd.	2,000	9

		Market
		Value•
	Shares	($000)
Nippon Mining Holdings Inc.	3,000	9
Makita Corp.	500	9
Konami Corp.	500	9
Toyoda Automatic
Loom Works Ltd.	400	9
J. Front Retailing Co., Ltd.	2,000	9
Stanley Electric Co.	700	9
Matsushita Electric Works, Ltd.	1,000	9
Alfresa Holdings Corp.	200	9
Hirose Electric Co., Ltd.	100	9
Toyo Seikan Kaisha Ltd.	700	9
Advantest Corp.	600	9
Nissin Food Products Co., Ltd.	300	9
Cosmo Oil Co., Ltd.	4,000	9
Credit Saison Co., Ltd.	800	8
TonenGeneral Sekiyu K.K.	1,000	8
Kinden Corp.	1,000	8
Hisamitsu
Pharmaceutical Co. Inc.	200	8
Kyowa Hakko Kogyo Co.	1,000	8
NTT Urban Development Corp.	8	8
Brother Industries Ltd.	1,200	8
Ushio Inc.	600	8
Nissan Chemical Industries, Ltd.	1,000	8
Marui Co., Ltd.	1,300	8
Takashimaya Co.	1,000	8
Shinsei Bank, Ltd.	5,000	8
Hitachi Metals Ltd.	1,000	8
NTN Corp.	2,000	7
Daihatsu Motor Co., Ltd.	1,000	7
IHI Corp.	6,000	7
Uni-Charm Corp.	100	7
Oriental Land Co., Ltd.	100	7
Japan Steel Works Ltd.	1,000	7
Toto Ltd.	1,000	7
Shimadzu Corp.	1,000	7
Maruichi Steel Tube Ltd.	300	7
Mazda Motor Corp.	3,000	7
Daido Steel Co., Ltd.	2,000	6
Nippon Sanso Corp.	1,000	6
Nippon Electric Glass Co., Ltd.	1,000	6
Sekisui Chemical Co.	1,000	6
Idemitsu Kosan Co. Ltd.	100	6
Tokyu Land Corp.	2,000	6
Sapporo Holdings Ltd.	1,000	6
Nisshin Seifun Group Inc.	500	5
Aisin Seiki Co., Ltd.	300	5
Keio Electric Railway Co., Ltd.	1,000	5
Gunma Bank Ltd.	1,000	5
AEON Mall Co., Ltd.	200	5
Shimizu Corp.	1,000	5
The Hachijuni Bank Ltd.	1,000	5
Ohbayashi Corp.	1,000	5
Joyo Bank Ltd.	1,000	5

20

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Keihan Electric
	Railway Co., Ltd.	1,000	5
	Sankyo Co., Ltd.	100	4
	Aioi Insurance Co., Ltd.	1,000	4
	NSK Ltd.	1,000	4
	Kawasaki Kisen Kaisha Ltd.	1,000	4
	Citizen Watch Co., Ltd.	700	4
	All Nippon Airways Co., Ltd.	1,000	4
	Mitsubishi Gas Chemical Co.	1,000	4
	Mizuho Trust &
	Banking Co., Ltd.	3,000	4
	Fuji Heavy Industries Ltd.	1,000	4
	Mitsui Chemicals, Inc.	1,000	3
	Namco Bandai Holdings Inc.	300	3
	Showa Denko K.K.	2,000	3
	Furukawa Electric Co.	1,000	3
	Sumitomo Heavy
	Industries Ltd.	1,000	3
	Kajima Corp.	1,000	3
	Shimano, Inc.	100	3
	THK Co., Inc.	200	3
	Nippon Paper Group, Inc.	1	3
	Teijin Ltd.	1,000	3
	Yamato Kogyo Co., Ltd.	100	2
	Yamaha Motor Co., Ltd.	200	2
	Sumco Corp.	200	2
	Ube Industries Ltd.	1,000	2
	Hokuhoku Financial
	Group, Inc.	1,000	2
	Yamaha Corp.	200	2
	Promise Co., Ltd.	100	2
	SBI Holdings, Inc.	14	2
	Nisshin Steel Co.	1,000	1
	Hitachi Construction
	Machinery Co.	100	1
	Toyota Tsusho Corp.	100	1
*	Elpida Memory Inc.	100	1
			14,702
Luxembourg (0.2%)
	ArcelorMittal (Paris Shares)	8,110	211
	SES Global Fiduciary
	Depositary Receipts	5,478	99
	Millicom International
	Cellular SA	580	23
	RTL Group	121	6
*	Reinet Investments SA
	(South Africa Line)	2,638	3
			342
Malaysia (0.3%)
	Public Bank Bhd.	30,900	73
	Sime Darby Bhd.	41,200	73
	Malayan Banking Bhd.	33,400	51
	Bumiputra-Commerce Holdings Bhd.	28,200	49

			Market
			Value•
		Shares	($000)
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	14,400	33
*	TM International Bhd.	24,700	32
	IOI Corp. Bhd.	39,400	31
	Genting Bhd.	24,100	31
	YTL Power International Bhd.	37,237	18
	Berjaya Sports Toto Bhd.	14,000	17
	UMW Holdings Malaysia Bhd.	10,500	16
	Resorts World Bhd.	18,000	13
	YTL Corp., Bhd.	7,200	13
	PLUS Expressways Bhd.	16,700	13
	Petronas Gas Bhd.	4,500	12
	Kuala Lumpur Kepong Bhd.	5,000	12
	British American Tobacco Bhd.	1,000	12
	PPB Group Bhd.	5,100	11
	Digi.com Bhd.	1,900	10
	Tenaga Nasional Bhd.	5,700	10
	AMMB Holdings Bhd.	15,100	9
	Telekom Malaysia Bhd.	3,000	3
	SP Setia Bhd.	3,300	3
	Hong Leong Bank Bhd.	1,700	2
	Petronas Dagangan Bhd.	1,300	2
	Malaysia Mining Corp., Bhd.	4,200	2
	Tanjong Public Ltd. Co.	700	2
	Parkson Holdings, Bhd.	2,100	2
	Alliance Financial Group Bhd.	3,800	2
	Astro All Asia Networks PLC	2,900	2
	Gamuda Bhd.	3,900	2
	IJM Corp. Bhd.	2,000	1
*	IJM Land Corp. Bhd.
	Warrants Exp. 9/11/13	200	—
			562
Mexico (0.5%)
	America Movil SA de CV	173,733	269
	Telefonos de Mexico SA	141,100	127
	Wal-Mart de Mexico SA	33,600	90
	Cemex SAB de CV ADR	9,741	74
	Grupo Televisa SA CPO	20,400	72
	Grupo Mexico SA de CV	86,836	68
	Grupo Financerio
	Banorte SA de CV	35,700	65
	Fomento Economico
	Mexicano UBD	23,800	60
	Telmex Internacional
	SAB de CV	51,153	27
*	Carso Global Telecom
	SAB de CV	3,000	11
	Grupo Elektra SA de CV	200	5
	Grupo Financiero Inbursa, SA de CV	1,900	5
	Grupo Carso SA de CV Series A1	1,400	4
	Grupo Modelo SA	1,000	3
	Industrias Penoles SA de CV	300	3
			883

21

Total World Stock Index Fund

		Market
		Value•
	Shares	($000)
Netherlands (1.0%)
Unilever NV	12,410	299
Koninklijke KPN NV	14,446	204
ING Groep NV	16,559	155
Koninklijke (Royal) Philips
Electronics NV	7,943	147
Reed Elsevier NV	9,275	124
Koninklijke Ahold NV	10,744	115
TNT NV	5,270	111
Akzo Nobel NV	2,290	95
Aegon NV	14,314	60
ASML Holding NV	2,874	50
Heineken NV	1,315	44
^ European Aeronautic
Defence and Space Co.	2,621	44
Koninklijke DSM NV	1,209	34
Wolters Kluwer NV	1,541	27
Heineken Holding NV	795	24
Corio NV	205	11
Randstad Holding NV	442	9
SBM Offshore NV	476	8
Fugro NV	218	8
		1,569
New Zealand (0.1%)
Fisher & Paykel Appliances
Holdings Ltd.	59,364	47
Auckland International
Airport Ltd.	15,074	16
Telecom Corp. of New Zealand Ltd.	10,034	13
Fletcher Building Ltd.	2,585	9
Contact Energy Ltd.	1,637	7
		92
Norway (0.3%)
StatoilHydro ASA	8,770	176
Orkla ASA	10,200	68
Yara International ASA	2,550	53
Telenor ASA	6,800	41
Norsk Hydro ASA	8,500	35
DnB NOR ASA	5,700	33
Seadrill Ltd.	3,400	33
Storebrand ASA	10,200	24
* Renewable Energy Corp. AS	300	3
Aker Solutions ASA	490	3
		469
Peru (0.0%)
Compania de Minas Buenaventura SA ADR	5,066	64

Philippines (0.0%)
Ayala Land, Inc.	106,300	13
Bank of Philippine Islands	14,136	12
Ayala Corp.	2,000	10
SM Investments Corp.	1,000	4
SM Prime Holdings, Inc.	18,000	3
Manila Electric Co.	2,000	2

			Market
			Value•
		Shares	($000)
	Banco De Oro	3,000	2
	Metropolitan Bank & Trust Co.	3,000	1
			47
Poland (0.1%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	7,005	79
	Bank Polska Kasa Opieki
	Grupa Pekao SA	1,655	75
	Telekomunikacja Polska SA	2,100	16
	Polski Koncern Naftowy SA	993	10
	KGHM Polska Miedz SA	867	10
	Polish Oil & Gas	7,942	9
	Bank Zachodni WBK SA	200	9
	Bank Handlowy W Warszawie	362	6
*	Getin Holding SA	2,440	5
			219
Portugal (0.2%)
	Electricidade de Portugal SA	29,070	99
	Portugal Telecom SGPS SA	9,282	61
	Zon Multimedia Servicos
	de Telecomunicacoes
	e Multimedia SGPS SA	8,466	43
	Banco Comercial
	Portugues SA	24,038	28
	Banco BPI SA	8,262	17
	Brisa-Auto Estradas
	de Portugal SA	1,369	10
	Galp Energia, SGPS,
	SA B shares	506	5
			263
Russia (0.7%)
	OAO Gazprom
	Sponsored ADR	13,485	269
	VTB Bank OJSC GDR	45,050	142
	LUKOIL Sponsored ADR	3,338	128
	Surgutneftegaz OJSC ADR	19,074	123
	Rosneft Oil Co. GDR	25,055	115
*	Gazprom	14,457	70
	MMC Norilsk Nickel ADR	6,222	62
*	LUKOIL	1,420	53
	Sberbank	44,709	49
	OAO Vimpel-Communications Sponsored ADR	2,740	40
	Tatneft GDR	476	21
*	Mobile TeleSystems	4,129	20
*	Rosneft Oil Co.	3,288	15
			1,107
Singapore (0.5%)
	Singapore Telecommunications Ltd.	50,000	84
	Fraser & Neave Ltd.	34,000	64
	Singapore Exchange Ltd.	17,000	61
	Parkway Holdings Ltd.	51,000	55
	United Overseas Bank Ltd.	6,000	54

22

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Haw Par Brothers
	International Ltd.	23,000	54
	Keppel Corp., Ltd.	17,000	53
	Singapore Post Ltd.	102,000	49
	MobileOne Ltd.	51,000	45
	Venture Corp. Ltd.	12,000	44
	Pacific Century Regional
	Developments Ltd.	357,000	42
	Oversea-Chinese
	Banking Corp., Ltd.	12,000	41
	Cerebos Pacific Ltd.	23,000	39
	DBS Group Holdings Ltd.	4,000	30
	Wilmar International Ltd.	17,000	29
	Singapore Airlines Ltd.	2,000	15
	Golden Agri-Resources Ltd.	102,000	14
	City Developments Ltd.	2,000	9
	Singapore Press Holdings Ltd.	4,000	9
	Capitaland Ltd.	3,000	6
			797
South Africa (0.8%)
	MTN Group Ltd.	15,697	176
	Sasol Ltd.	5,261	155
	Standard Bank Group Ltd.	13,460	107
	Naspers Ltd.	3,927	65
	AngloGold Ltd.	2,854	54
	FirstRand Ltd.	36,975	54
	Impala Platinum Holdings Ltd.	4,710	49
	Shoprite Holdings Ltd.	9,010	48
	Gold Fields Ltd.	5,508	38
	Murray & Roberts
	Holdings Ltd.	5,287	36
	Bidvest Group Ltd.	3,145	34
*	Harmony Gold
	Mining Co., Ltd.	4,335	32
	Anglo Platinum Ltd.	763	32
	Sanlan Ltd.	18,683	31
	Remgro Ltd.	4,142	30
	RMB Holdings Ltd.	13,021	30
	Aveng Ltd.	5,831	29
	ABSA Group Ltd.	2,328	24
	Steinhoff International Holdings Ltd.	15,674	23
*	Aspen Pharmacare Holdings Ltd.	5,912	21
	Truworths International Ltd.	5,500	19
	Telkom South Africa Ltd.	1,720	19
	Tiger Brands Ltd.	1,250	18
	Investec Ltd.	3,600	18
	Imperial Holdings Ltd.	2,900	17
	Kumba Iron Ore Ltd.	1,207	16
	Barloworld Ltd.	2,680	16
	ArcelorMittal South Africa, Ltd.	1,620	15
	Massmart Holdings Ltd.	1,500	13
	Nedbank Group Ltd.	1,280	12
	African Bank Investments Ltd.	4,401	12
	Growthpoint Properties Ltd.	9,001	12

			Market
			Value•
		Shares	($000)
	Pretoria Portland
	Cement Co. Ltd.	3,700	11
	African Rainbow
	Minerals Ltd.	834	9
	Sappi Ltd.	1,320	8
	Pick’n Pay Stores Ltd.	800	3
	Reunert Ltd.	500	3
	Liberty Group Ltd.	400	3
	Foschini Ltd.	600	2
	Spar Group Ltd.	400	2
	Network Healthcare
	Holdings Ltd.	3,300	2
	Woolworths Holdings Ltd.	1,900	2
	Nampak Ltd.	1,600	2
	Sun International Ltd.	260	2
	AECI Ltd.	390	2
	Mondi Ltd.	444	2
	Grindrod Ltd.	1,000	1
	Northam Platinum Ltd.	360	1
	Exxaro Resources Ltd.	168	1
*	Mvelaphanda Resources Ltd.	367	1
*	Adcock Ingram
	Holdings Limited	300	1
	Highveld Steel &
	Vanadium Corp. Ltd.	153	1
*	Metorex Ltd.	1,193	1
			1,315
South Korea (1.4%)
1	Samsung Electronics Co.,
	Ltd. GDR	1,598	330
	POSCO ADR	3,665	246
	Shinhan Financial
	Group Co., Ltd. ADR	4,216	210
	Samsung Electronics Co., Ltd.	372	157
	SK Telecom Co., Ltd. ADR	7,323	126
*	KB Financial Group, Inc.	4,460	110
	LG Electronics Inc.	740	55
	Hyundai Motor Co., Ltd.	1,120	52
	Hyundai Heavy
	Industries Co., Inc.	380	50
	Samsung Corp.	1,517	49
	Shinsegae Co., Ltd.	134	47
*	NHN Corp.	396	42
	Samsung Fire & Marine Insurance Co.	313	41
	Korea Electric Power Corp.	2,050	41
	SK Energy Co., Ltd.	679	39
	S-Oil Corp.	750	38
	Hyundai Engineering & Construction Co., Ltd.	920	38
	LG Corp.	920	37
	LG Chem Ltd.	600	36
	KT Corp. ADR	2,847	36
	KT & G Corp.	475	30
	Hyundai Mobis	470	28
	Hyundai Development Co.	1,000	27

23

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Samsung Heavy
	Industries Co., Ltd.	1,640	25
	Kangwon Land Inc.	2,390	24
	Samsung Securities Co. Ltd.	480	24
	Amorepacific Corp.	53	23
	DC Chemical Co., Ltd.	108	18
	Hana Financial Group Inc.	1,110	18
*	Kia Motors	1,940	16
*	Hynix Semiconductor Inc.	1,560	13
	SK Holdings Co Ltd	190	13
	Samsung Electro-
	Mechanics Co.	300	9
*	Korea Telecom Freetel	380	8
	Hyundai Merchant
	Marine Co., Ltd.	270	7
	LG Household &
	Health Care Ltd.	50	7
	Halla Climate Control Corp.	1,040	7
	Yuhan Corp.	48	7
	Woongjin Coway Co., Ltd.	330	7
	Doosan Heavy Industries
	and Construction Co., Ltd.	149	7
	Cheil Industrial, Inc.	200	7
*	Samsung SDI Co. Ltd.	115	6
	GS Engineering &
	Construction Corp.	130	6
	LS Cable Ltd.	140	6
	Korea Exchange Bank	1,030	6
	Woori Finance
	Holdings Co., Ltd.	1,040	6
	Samsung Engineering Co., Ltd.	139	6
	Samsung Techwin Co., Ltd.	260	6
	Daewoo Securities Co., Ltd.	560	5
	Hyundai Steel Co.	180	5
	Hyundai Mipo
	Dockyard Co., Ltd.	60	5
	Korea Investment
	Holdings Co., Ltd.	240	5
	Kumkang Korea Chemical Co., Ltd.	25	5
	Lotte Shopping Co., Ltd.	35	5
*	CJ Cheiljedang Corp.	40	5
	LG. Philips LCD Co., Ltd.	230	4
	Hanwha Corp.	250	4
*	Doosan Corp.	47	3
	Hyosung Corp.	140	3
	Doosan Infracore Co., Ltd.	390	3
	Dongbu Insurance Co., Ltd.	320	3
	Daelim Industrial Co.	110	3
	Daewoo International Corp.	280	3
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	270	3
	Sindo Ricoh Co., Inc.	48	2
*	Ssangyong Motor Co.	450	—
			2,213

			Market
			Value•
		Shares	($000)
Spain (1.8%)
	Telefonica SA	38,249	708
	Banco Santander
	Central Hispano SA	51,442	556
	Banco Bilbao Vizcaya
	Argentaria SA	29,734	345
	Iberdrola SA	38,422	278
	Repsol YPF SA	9,614	183
^	Banco de Sabadell SA	19,288	132
^	Banco Popular Espanol SA	13,801	126
	ACS, Actividades de
	Contruccion y Servisios, SA	2,217	82
*	Union Fenosa, SA	3,753	80
	Industria de Diseno Textil SA	1,662	56
	Gas Natural SDG SA	1,794	55
	Abertis Infraestructuras SA	2,704	46
	Acerinox SA	3,313	42
	Gamesa Corporacion
	Tecnologica SA	2,386	39
	Grifols SA	1,797	36
	Bankinter SA	2,477	27
	Criteria Caixacorp SA	5,668	18
	Cintra Concesiones de
	Infraestructuras de
	Transport SA	1,971	17
	Enagas SA	815	16
	Zardoya Otis SA	704	13
	Fomento de Construc
	y Contra SA	321	13
	Grupo Ferrovial SA	368	11
	Corporacion Mapfre SA	3,487	11
*	Iberdrola Renovables	3,558	11
	Red Electrica de Espana SA	245	11
	Acciona SA	103	10
	Banco de Valencia SA	827	8
	Compania Espanola
	de Petroleos SA	44	4
*	Banco Santander SA	264	3
	Gestevision Telecinco SA	226	2
	Sacyr Vallehermoso SA	176	2
	Banco Espanol de Credito, SA	118	1
	Promotora de Informaciones SA	285	1
	Corporacion Financiera Alba SA	30	1
			2,944
Sweden (0.8%)
	Nordea Bank AB	21,800	175
	Telefonaktiebolaget LM
	Ericsson AB Class B	23,800	162
	Tele2 AB B Shares	11,700	100
	Hennes & Mauritz
	AB B Shares	2,350	84
	TeliaSonera AB	18,000	79
	Svenska Handelsbanken AB A Shares	4,100	75
	Skandinaviska Enskilda Banken AB A Shares	6,800	67

24

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Volvo AB B Shares	12,700	66
	Sandvik AB	10,200	66
	Husqvarna AB B Shares	8,500	59
	Industrivarden AB C Shares	6,800	46
	Scania AB B Shares	5,100	42
	Volvo AB A Shares	6,800	35
	Investor AB B Shares	2,043	31
	SSAB Svenskt Stal
	AB Series A	2,500	25
	SKF AB B Shares	2,646	24
	Atlas Copco AB A Shares	2,706	23
	Swedish Match AB	1,500	21
	Swedbank AB A Shares	2,088	17
	Svenska Cellulosa
	AB B Shares	1,900	14
	Securitas AB B Shares	1,200	12
	Electrolux AB Series B	1,000	9
	Assa Abloy AB	800	9
	Skanska AB B Shares	1,000	9
	Alfa Laval AB	1,188	9
	Boliden AB	3,400	8
	Atlas Copco AB B Shares	788	6
	Industrivarden AB A Shares	500	4
	Holmen AB	100	3
			1,280
Switzerland (3.4%)
	Nestle SA (Registered)	31,496	1,225
	Novartis AG (Registered)	18,135	920
	Roche Holdings AG	5,630	861
*	UBS AG	23,822	404
	Credit Suisse Group
	(Registered)	9,314	348
	Zurich Financial Services AG	1,252	254
	ABB Ltd.	17,402	228
	Syngenta AG	859	161
	Ace Ltd.	2,700	155
	Swiss Re (Registered)	3,324	139
*	Compagnie Financiere
	Richemont SA	4,416	93
	Holcim Ltd. (Registered)	1,570	89
	Swatch Group AG (Bearer)	493	77
	Julius Baer Holding, Ltd.	1,443	56
	Alcon, Inc.	596	52
	Swisscom AG	171	52
	Adecco SA (Registered)	1,259	44
	SGS Societe Generale de Surveillance Holding
	SA (Registered)	44	43
	Givaudan SA	63	43
*	Actelion Ltd.	808	43
	Synthes, Inc.	316	41
	Kuehne & Nagel International AG	526	32
	Lonza AG (Registered)	363	30
	Geberit AG	277	29
	Swiss Life Holding	317	28

			Market
			Value•
		Shares	($000)
	Lindt & Spruengli AG Regular	1	24
	Sonova Holding AG	528	22
	Pargesa Holding SA	207	16
	Swatch Group AG (Registered)	547	16
	Lindt & Spruengli AG	7	15
	Baloise Holdings AG	235	13
*	OC Oerlikon Corp AG	153	12
	Nobel Biocare Holding AG	572	10
	BKW FMB Energie AG	89	8
	Petroplus Holdings AG	164	4
	Clariant AG	476	3
	Schindler Holding AG
	(Registered)	60	3
	Straumann Holding AG	16	3
	Schindler Holding AG
	(Bearer Participation
	Certificates)	44	2
	EFG International	60	1
			5,599
Taiwan (1.2%)
	Taiwan Semiconductor
	Manufacturing Co.,
	Ltd. ADR	46,183	381
	Hon Hai Precision
	Industry Co., Ltd.	57,550	139
	Chunghwa Telecom Co., Ltd.	7,673	126
	AU Optronics Corp. ADR	12,796	88
	Formosa Plastic Corp.	49,000	83
	High Tech Computer Corp.	6,300	75
	Nan Ya Plastic Corp.	50,000	69
	MediaTek Inc.	6,010	54
	Asustek Computer Inc.	34,797	50
	Formosa Chemicals &
	Fibre Corp.	30,000	48
	China Steel Corp.	63,450	46
	Cathay Financial Holding Co.	35,400	38
	Delta Electronics Inc.	16,060	36
	Acer Inc.	28,030	36
	Compal Electronics Inc.	45,035	32
	Fubon Financial
	Holding Co., Ltd.	49,000	30
	Uni-President
	Enterprises Co.	34,300	29
	China Development
	Financial Holding Corp.	140,525	28
	Fuhwa Financial
	Holdings Co., Ltd.	70,000	27
	Chinatrust Financial Holding	90,689	26
	Quanta Computer Inc.	24,060	25
	Innolux Display Corp.	31,700	24
	First Financial Holding Co., Ltd.	50,096	24
	Foxconn Technology Co., Ltd.	9,200	23
	Chi Mei Optoelectronics Corp.	60,300	22

25

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Siliconware Precision
	Industries Co.	21,030	22
	Mega Financial
	Holding Co. Ltd.	74,000	20
	SinoPac Holdings	96,000	20
	Chang Hwa
	Commercial Bank	52,000	20
	Advanced Semiconductor
	Engineering Inc.	44,115	19
	Synnex Technology
	International Corp.	14,200	18
	Pou Chen Corp.	38,399	17
	President Chain Store Corp.	7,000	16
*	Powerchip
	Semiconductor Corp.	127,000	15
	Taiwan Cellular Corp.	10,000	14
	United Microelectronics Corp.	50,180	14
	Formosa Petrochemical Corp.	6,000	14
	Siliconware Precision
	Industries Co. ADR	2,400	13
	Hau Nan Financial
	Holdings Co., Ltd.	24,180	13
	Taiwan Cooperative Bank	24,900	12
	Far Eastern Textile Ltd.	20,120	12
	Far EasTone
	Telecommunications
	Co., Ltd.	10,000	11
	Largan Precision Co., Ltd.	1,000	10
	Lite-On Technology Corp.	16,015	10
	United Microelectronics
	Corp. ADR	3,135	8
	Walsin Lihwa Corp.	29,000	7
	Unimicron Technology Corp.	9,000	5
	Catcher Technology Co., Ltd.	1,100	3
	Nan Ya Printed Circuit
	Board Corp.	1,000	2
	Shin Kong Financial
	Holdings Co.	8,399	2
	Macronix International Co., Ltd.	7,069	2
	HannStar Display Corp.	10,749	2
	Taiwan Glass Industrial Corp.	4,000	2
	Inventec Co., Ltd.	6,000	2
	Advanced Semiconductor Engineering Inc. ADR	823	2
	Wistron Corp.	2,098	2
*	Nanya Technology Corp.	9,000	2
*	Tatung Co., Ltd.	9,000	2
	Taiwan Cement Corp.	3,030	2
	Taishin Financial Holdings	9,000	1
	Chunghwa Picture Tubes, Ltd.	13,000	1
	Asia Cement Corp.	2,120	1
	Taiwan Fertilizer Co., Ltd.	1,000	1
	KGI Securities Co., Ltd.	5,000	1
	Feng Hsin Iron & Steel Co., Ltd.	1,000	1
			1,900

			Market
			Value•
		Shares	($000)
Thailand (0.1%)
*	Electricity Generating
	Public Co. Ltd. (Local)	75,600	129
	PTT Public Co. Ltd. (Foreign)	3,400	16
	PTT Exploration and
	Production Public
	Co. Ltd. (Foreign)	4,800	12
	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	5,100	8
*	True Corp. Public Co. Ltd.
	(Foreign)	156,800	8
	Advanced Info Service
	Public Co., Ltd. (Foreign)	3,700	8
	Siam Cement
	Public Co. Ltd. (Foreign)	2,500	7
	Kasikornbank
	Public Co. Ltd. (Foreign)	4,400	6
	Bangkok Bank
	Public Co., Ltd. (Foreign)	2,600	5
	PTT Aromatics & Refining
	Public Co. Ltd. (Foreign)	16,700	5
			204
Turkey (0.1%)
	Eregli Demir ve Celik
	Fabrikalari A.S.	15,504	48
*	Dogan Sirketler Grubu
	Holding A.S.	52,249	41
	Anadolu Efes Biracilik
	ve Malt Sanayii A.S.	2,480	21
*	Turkiye Garanti Bankasi A.S.	11,089	19
	Akbank T.A.S.	5,313	18
	Turkiye Is Bankasi
	A.S. C Shares	4,547	13
	Turkcell Iletisim
	Hizmetleri A.S.	1,817	9
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	569	7
*	Yapi ve Kredi Bankasi A.S.	4,443	6
	Turkiye Halk Bankasi A.S.	1,984	5
*	KOC Holding A.S.	1,687	3
	Enka Insaat ve Sanayi A.S.	498	2
			192
United Kingdom (8.5%)
	BP PLC	150,983	1,231
	HSBC Holdings PLC	96,192	1,139
	Vodafone Group PLC	421,710	811
	GlaxoSmithKline PLC	41,991	807
	Royal Dutch Shell PLC
	Class A	28,425	781
	Royal Dutch Shell PLC Class B	21,770	590
	British American Tobacco PLC	18,410	505
	AstraZeneca Group PLC	11,694	496
	BG Group PLC	27,182	400
	Rio Tinto PLC	7,747	362

26

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Tesco PLC	63,768	349
	Diageo PLC	19,544	298
	BHP Billiton PLC	17,095	290
	Anglo American PLC	10,625	267
	National Grid Transco PLC	20,834	235
	Reckitt Benckiser Group PLC	5,511	233
	Unilever PLC	9,957	224
	Imperial Tobacco Group PLC	8,262	221
	Barclays PLC	65,455	188
	Standard Chartered PLC	11,140	184
	BAE Systems PLC	30,288	170
	Centrica PLC	31,994	157
	Scottish & Southern
	Energy PLC	7,818	153
	Royal Bank of Scotland
	Group PLC	126,494	139
	Lloyds TSB Group PLC	42,675	138
	SABMiller PLC	8,654	137
	Aviva PLC	22,951	137
	Reed Elsevier PLC	14,399	126
	BT Group PLC	62,697	118
	Rolls-Royce Group PLC	19,737	104
	Prudential PLC	20,233	102
	Morrison Supermarkets PLC	23,341	99
	Cadbury PLC	10,819	99
	British Energy Group PLC	8,237	99
	Xstrata PLC	5,741	98
	Smith & Nephew PLC	8,993	82
	HBOS PLC	46,005	75
*	Cairn Energy PLC	2,742	71
	Tullow Oil PLC	8,313	71
	Man Group PLC	11,981	69
	Pearson PLC	6,446	64
	J. Sainsbury PLC	13,787	63
*	United Utilities Group PLC	5,409	61
	Kingfisher PLC	32,827	61
	Marks & Spencer Group PLC	16,847	60
	Royal & Sun Alliance
	Insurance Group PLC	26,526	59
	Compass Group PLC	12,644	59
	Shire Ltd.	4,482	59
	Land Securities Group PLC	3,193	57
	Standard Life PLC	14,565	56
	Legal & General Group PLC	47,651	55
	British Sky Broadcasting
	Group PLC	8,965	55
	International Power PLC	14,705	53
	WPP Group PLC	8,266	49
	Home Retail Group	14,977	48
	Experian Group Ltd.	8,589	47
	Severn Trent PLC	2,101	46
	British American Tobacco PLC (South Africa Line)	1,682	46
	Segro PLC	10,132	46
	Capita Group PLC	4,105	42

			Market
			Value•
		Shares	($000)
	Old Mutual PLC	49,232	40
	Carnival PLC	1,735	38
	InterContinental
	Hotels Group PLC	4,437	38
	Kazakhmys PLC	7,973	37
	Smiths Group PLC	2,756	35
	Cable and Wireless PLC	17,387	34
	Rexam PLC	5,642	34
	British Land Co., PLC	3,409	34
	William Hill PLC	10,948	34
	Associated British Foods PLC	2,799	31
	Hammerson PLC	2,626	30
	Liberty International PLC	2,650	30
	Drax Group PLC	3,121	29
	The Sage Group PLC	9,822	28
	Amec PLC	3,250	27
	Wolseley PLC	4,771	26
	Johnson Matthey PLC	1,612	24
	Lonmin PLC	1,292	24
	Group 4 Securicor PLC	7,291	22
*	Amdocs Ltd.	903	20
	Willis Group Holdings Ltd.	731	19
	3i Group PLC	1,982	17
	Next PLC	928	16
	Burberry Group PLC	3,490	16
	Cobham PLC	5,090	15
	Tate & Lyle PLC	2,533	15
	Bunzl PLC	1,472	15
	ITV PLC	30,442	15
	The Alliance Trust PLC	3,607	14
	Eurasian Natural
	Resources Corp.	2,841	14
	Thomson Reuters PLC	814	14
	Foreign and Colonial
	Investment Trust PLC	3,837	14
	Whitbread PLC	943	14
	ICAP PLC	2,694	13
	Friends Provident PLC	10,468	12
	Tomkins PLC	5,296	10
	Schroders PLC	687	9
	Rentokil Initial PLC	8,354	6
	GKN PLC	3,047	6
	Antofagasta PLC	939	6
	LogicaCMG PLC	3,664	4
	Vedanta Resources PLC	277	4
*	Invensys PLC	1,500	4
	Scottish Mortgage Investment Trust PLC	694	4
	Provident Financial PLC	252	3
	Mondi PLC	762	3
	Daily Mail and General Trust PLC	551	3
	Hays PLC	1,926	2
	Thomas Cook Group PLC	738	2
	United Business Media Ltd.	296	2
	British Airways PLC	700	2

27

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Aegis Group PLC	1,466	2
	Enterprise Inns PLC	957	2
	Ladbrokes PLC	579	1
			13,854
United States (45.1%)
	Consumer Discretionary (3.9%)
	McDonald’s Corp.	9,100	527
	The Walt Disney Co.	14,900	386
	Home Depot, Inc.	12,700	300
	Time Warner, Inc.	27,700	279
	Comcast Corp. Class A	15,900	251
	Lowe’s Cos., Inc.	11,200	243
	Target Corp.	5,800	233
*	DIRECTV Group, Inc.	8,500	186
	News Corp., Class A	13,300	141
	NIKE, Inc. Class B	2,400	138
*	Amazon.com, Inc.	2,340	134
	Staples, Inc.	6,800	132
	Comcast Corp.
	Special Class A	8,500	131
	VF Corp.	2,253	124
*	Kohl’s Corp.	3,400	119
	Yum! Brands, Inc.	3,600	104
*	Viacom Inc. Class B	5,100	103
	Best Buy Co., Inc.	3,600	96
	Carnival Corp.	3,700	94
	TJX Cos., Inc.	3,400	91
	General Motors Corp.	15,700	91
	News Corp., Class B	8,500	90
*	Starbucks Corp.	6,800	89
*	Apollo Group, Inc. Class A	1,235	86
	Johnson Controls, Inc.	4,360	77
	Omnicom Group Inc.	2,600	77
	Mattel, Inc.	5,100	77
*	Liberty Media Corp.–Interactive Series A	15,500	76
*	Coach, Inc.	3,400	70
	The McGraw-Hill Cos., Inc.	2,500	67
	PetSmart, Inc.	3,400	67
	CBS Corp.	6,800	66
	Fortune Brands, Inc.	1,700	65
*	Liberty Media Corp.	3,943	63
	Nordstrom, Inc.	3,400	61
	Leggett & Platt, Inc.	3,400	59
	Marriott International, Inc. Class A	2,800	58
	The Stanley Works	1,700	56
	Sherwin-Williams Co.	900	51
*	AutoZone Inc.	400	51
	Foot Locker, Inc.	3,400	50
	Eastman Kodak Co.	5,100	47
	The Gap, Inc.	3,600	47
*	GameStop Corp. Class A	1,700	47
*	Bed Bath & Beyond, Inc.	1,702	44
	H & R Block, Inc.	2,200	43
	Macy’s Inc.	3,400	42

			Market
			Value•
		Shares	($000)
	J.C. Penney Co., Inc.
	(Holding Co.)	1,700	41
*	Garmin Ltd.	1,700	38
	Genuine Parts Co.	900	35
*	Ford Motor Co.	15,150	33
	Hillenbrand Inc.	1,700	32
*	Sears Holdings Corp.	551	32
	Brinker International, Inc.	3,400	32
	Harley-Davidson, Inc.	1,200	29
	Starwood Hotels & Resorts
	Worldwide, Inc.	1,300	29
	Williams-Sonoma, Inc.	3,400	28
*	Dollar Tree, Inc.	720	27
	D. R. Horton, Inc.	3,400	25
	Newell Rubbermaid, Inc.	1,800	25
	International Game Technology	1,700	24
	Ross Stores, Inc.	700	23
	Tiffany & Co.	800	22
	Family Dollar Stores, Inc.	800	21
	Hasbro, Inc.	700	20
	Jones Apparel Group, Inc.	1,700	19
	Whirlpool Corp.	400	19
	Cablevision Systems NY
	Group Class A	1,000	18
	Black & Decker Corp.	300	15
	Limited Brands, Inc.	1,200	14
*	DISH Network Corp.	800	13
*	Discovery Communications Inc. Class C	878	12
*	Time Warner Cable, Inc.	554	11
	Scripps Networks Interactive	352	10
*	Mohawk Industries, Inc.	200	10
*	Toll Brothers, Inc.	400	9
*	Urban Outfitters, Inc.	406	9
	Abercrombie & Fitch Co.	300	9
*	Liberty Global, Inc. Class A	500	8
*	Liberty Global, Inc. Series C	479	8
	Gannett Co., Inc.	700	8
*	Wendy’s/Arby’s Group, Inc.	2,125	8
	RadioShack Corp.	600	8
*	Expedia, Inc.	778	7
	American Eagle Outfitters, Inc.	642	7
	Darden Restaurants Inc.	300	7
	Wynn Resorts Ltd.	100	6
	Gentex Corp.	585	6
	Pulte Homes, Inc.	500	6
	Autoliv, Inc.	239	5
*	MGM Mirage, Inc.	300	5
*	Interpublic Group of Cos., Inc.	900	5
*	Lamar Advertising Co. Class A	300	4
*	Las Vegas Sands Corp.	289	4
	Royal Caribbean Cruises, Ltd.	300	4
*	Sirius XM Radio Inc.	11,920	4
*	Discovery Communications Inc. Class A	285	4
	Wyndham Worldwide Corp.	371	3

28

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	WABCO Holdings Inc.	139	3
	Virgin Media Inc.	300	2
*	Ticketmaster Entertainment Inc. 80		1
*	Interval Leisure Group, Inc.	80	1
*	HSN,Inc.	80	—

	Consumer Staples (5.9%)
	The Procter & Gamble Co.	24,015	1,550
	Wal-Mart Stores, Inc.	23,800	1,328
	The Coca-Cola Co.	18,600	820
	Philip Morris International Inc.	16,516	718
	PepsiCo, Inc.	12,500	713
	CVS Caremark Corp.	11,500	352
	Anheuser-Busch Cos., Inc.	5,500	341
	Kraft Foods Inc.	11,325	330
	Colgate-Palmolive Co.	5,100	320
	Altria Group, Inc.	16,400	315
	Kimberly-Clark Corp.	3,600	221
	Costco Wholesale Corp.	3,600	205
	Walgreen Co.	7,500	191
	The Kroger Co.	6,800	187
	General Mills, Inc.	2,700	183
	Avon Products, Inc.	5,100	127
	Sysco Corp.	4,800	126
	SuperValu Inc.	8,470	121
	Kellogg Co.	2,300	116
	Sara Lee Corp.	10,200	114
	Archer-Daniels-Midland Co.	5,500	114
	Molson Coors Brewing Co.
	Class B	2,978	111
	Safeway, Inc.	5,100	108
	H.J. Heinz Co.	2,100	92
	Reynolds American Inc.	1,771	87
*	Dean Foods Co.	3,770	82
	UST, Inc.	1,185	80
	Lorillard, Inc.	1,158	76
	Campbell Soup Co.	1,900	72
	The Clorox Co.	1,100	67
	Bunge Ltd.	1,700	65
	ConAgra Foods, Inc.	3,600	63
	The Hershey Co.	1,300	48
	The Estee Lauder Cos. Inc. Class A	900	32
*	Dr. Pepper Snapple Group, Inc.	1,306	30
	McCormick & Co., Inc.	600	20
	Hormel Foods Corp.	550	16
	Coca-Cola Enterprises, Inc.	1,315	13
	The Pepsi Bottling Group, Inc.	494	11
*	Energizer Holdings, Inc.	200	10
	Tyson Foods, Inc.	1,100	10
	Alberto-Culver Co.	362	9
	Brown-Forman Corp. Class B	121	6
*	Constellation Brands, Inc. Class A	400	5
	Whole Foods Market, Inc.	300	3
*	Smithfield Foods, Inc.	279	3

			Market
			Value•
		Shares	($000)
	Energy (5.4%)
	ExxonMobil Corp.	41,593	3,083
	Chevron Corp.	16,600	1,238
	ConocoPhillips Co.	12,178	633
	Schlumberger Ltd.	9,250	478
	Occidental Petroleum Corp.	6,600	367
	Devon Energy Corp.	3,600	291
	Apache Corp.	2,700	222
*	Transocean, Inc.	2,570	212
	Marathon Oil Corp.	5,500	160
	EOG Resources, Inc.	1,900	154
	XTO Energy, Inc.	4,100	147
	Halliburton Co.	7,300	144
	Anadarko Petroleum Corp.	3,700	131
	Hess Corp.	1,815	109
	Williams Cos., Inc.	5,100	107
*	National Oilwell Varco Inc.	3,500	105
	Chesapeake Energy Corp.	4,350	96
*	Weatherford International Ltd.	5,600	95
	Spectra Energy Corp.	4,097	79
*	Ultra Petroleum Corp.	1,700	79
	Valero Energy Corp.	3,700	76
	Baker Hughes, Inc.	2,170	76
	Noble Energy Inc.	1,400	73
	Peabody Energy Corp.	2,000	69
	Noble Corp.	2,000	64
	Murphy Oil Corp.	1,269	64
	Smith International, Inc.	1,700	59
	El Paso Corp.	5,600	54
	CONSOL Energy, Inc.	1,700	53
	Sunoco, Inc.	1,700	52
	Teekay Shipping Corp.	1,700	36
	Diamond Offshore Drilling, Inc.	371	33
	ENSCO International, Inc.	800	30
*	Cameron International Corp.	1,000	24
*	Nabors Industries, Inc.	1,500	22
	BJ Services Co.	1,000	13
*	Pride International, Inc.	613	12
	Pioneer Natural Resources Co.	400	11
*	Newfield Exploration Co.	400	9
	Rowan Cos., Inc.	400	7
	Patterson-UTI Energy, Inc.	500	7
*	Plains Exploration &
	Production Co.	209	6
*	Patriot Coal Corp.	144	2

	Financials (7.3%)
	JPMorgan Chase & Co.	29,500	1,217
	Bank of America Corp.	40,175	971
	Wells Fargo & Co.	26,420	900
*	Berkshire Hathaway Inc. Class A	6	693
	Citigroup Inc.	43,600	595
	U.S. Bancorp	13,400	399
*	Berkshire Hathaway Inc. Class B	84	323

29

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	The Goldman Sachs
	Group, Inc.	3,420	316
	Bank of New York Mellon Corp.	8,700	284
	American Express Co.	9,200	253
	Merrill Lynch & Co., Inc.	12,233	227
	The Travelers Cos., Inc.	5,300	226
	MetLife, Inc.	6,158	205
	PNC Financial Services Group	2,740	183
	Charles Schwab Corp.	9,200	176
	Loews Corp.	5,100	169
	AFLAC Inc.	3,700	164
	Morgan Stanley	8,900	155
	State Street Corp.	3,500	152
	The Chubb Corp.	2,900	150
	CME Group, Inc.	509	144
	BB&T Corp.	3,900	140
	The Allstate Corp.	5,100	135
	Capital One Financial Corp.	3,400	133
	Simon Property Group, Inc.
	REIT	1,800	121
	Marsh & McLennan Cos., Inc.	4,100	120
	Prudential Financial, Inc.	3,600	108
	SunTrust Banks, Inc.	2,610	105
	Northern Trust Corp.	1,800	101
	Brown & Brown, Inc.	4,836	99
	Wachovia Corp.	14,440	93
	Erie Indemnity Co. Class A	2,265	84
	Franklin Resources Corp.	1,200	82
	Aon Corp.	1,900	80
	Hudson City Bancorp, Inc.	4,170	78
	Progressive Corp. of Ohio	5,400	77
	T. Rowe Price Group Inc.	1,900	75
	Ameriprise Financial, Inc.	3,400	73
	Public Storage, Inc. REIT	900	73
	Vornado Realty Trust REIT	1,000	71
	Regions Financial Corp.	5,700	63
	Equity Residential REIT	1,800	63
	Discover Financial Services	5,100	62
	Mercury General Corp.	1,185	61
	Liberty Property Trust REIT	2,490	59
	M & T Bank Corp.	700	57
	Boston Properties, Inc. REIT	800	57
	NYSE Euronext	1,861	56
	Moody’s Corp.	2,000	51
	HCP, Inc. REIT	1,700	51
	Invesco, Ltd.	3,400	51
	Weingarten Realty Investors
	REIT	2,461	50
	KeyCorp	4,000	49
	Duke Realty Corp. REIT	3,400	48
	Old Republic International Corp.	5,100	47
*	Forestar Real Estate Group, Inc.	5,100	45
	Plum Creek Timber Co. Inc. REIT	1,100	41
	People’s United Financial Inc.	2,304	40

			Market
			Value•
		Shares	($000)
	National City Corp.	14,850	40
	Kimco Realty Corp. REIT	1,700	38
	Marshall & Ilsley Corp.	2,100	38
	Legg Mason Inc.	1,700	38
*	SLM Corp.	3,400	36
	Host Hotels & Resorts Inc.
	REIT	3,500	36
	American International
	Group, Inc.	18,900	36
	New York Community
	Bancorp, Inc.	2,300	36
	Avalonbay Communities, Inc.
	REIT	500	35
	The Hartford Financial
	Services Group Inc.	3,400	35
	Hospitality Properties Trust
	REIT	3,400	34
	Fifth Third Bancorp	3,100	34
	Comerica, Inc.	1,200	33
	The Principal
	Financial Group, Inc.	1,743	33
	Axis Capital Holdings Ltd.	1,161	33
	Everest Re Group, Ltd.	400	30
	Lincoln National Corp.	1,700	29
	XL Capital Ltd. Class A	2,970	29
	Cincinnati Financial Corp.	1,100	29
	Unum Group	1,800	28
	Huntington Bancshares Inc.	2,900	27
	Commerce Bancshares, Inc.	578	27
	PartnerRe Ltd.	400	27
*	IntercontinentalExchange Inc.	303	26
	Leucadia National Corp.	937	25
	Assurant, Inc.	945	24
	ProLogis REIT	1,700	24
*	Guaranty Financial Group, Inc.	10,200	21
	Protective Life Corp.	2,416	20
*	Markel Corp.	53	19
	Synovus Financial Corp.	1,800	19
	W.R. Berkley Corp.	600	16
	Zions Bancorp	400	15
*	TD Ameritrade Holding Corp.	1,120	15
	Torchmark Corp.	300	13
	Associated Banc-Corp.	500	11
	White Mountains Insurance Group Inc.	32	11
	MBIA, Inc.	1,000	10
	First Horizon National Corp.	800	10
	Arthur J. Gallagher & Co.	373	9
	TCF Financial Corp.	500	9
	The Macerich Co. REIT	300	9
	Fulton Financial Corp.	802	8
	Federated Investors, Inc.	317	8
	Popular, Inc.	1,005	8
	AMB Property Corp. REIT	309	7
	Janus Capital Group Inc.	600	7

30

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Regency Centers Corp. REIT	171	7
*	The St. Joe Co.	200	6
	Valley National Bancorp	300	6
	City National Corp.	100	5
	Developers Diversified
	Realty Corp. REIT	400	5
	SEI Investments Co.	293	5
	RenaissanceRe Holdings Ltd.	100	5
	Genworth Financial Inc.	900	4
	CIT Group Inc.	1,000	4
	First American Corp.	200	4
	Sovereign Bancorp, Inc.	1,300	4
	Forest City Enterprise Class A	312	4
	Apartment Investment &
	Management Co.
	Class A REIT	200	3
	Allied Capital Corp.	300	2
	General Growth Properties Inc. REIT	500	2
*	Reinsurance Group of America, Inc. Group-B	53	2

	Health Care (6.1%)
	Johnson & Johnson	22,595	1,386
	Pfizer Inc.	54,000	956
	Abbott Laboratories	12,400	684
	Merck & Co., Inc.	17,230	533
*	Amgen Inc.	8,500	509
	Medtronic, Inc.	9,100	367
*	Gilead Sciences, Inc.	7,300	335
	Wyeth	10,400	335
	Baxter International, Inc.	5,300	321
	Bristol-Myers Squibb Co.	14,800	304
	Eli Lilly & Co.	8,700	294
*	Genentech, Inc.	3,319	275
	UnitedHealth Group Inc.	9,800	233
*	Celgene Corp.	3,600	231
	Covidien Ltd.	5,100	226
*	Medco Health Solutions, Inc.	5,100	194
	Schering-Plough Corp.	12,979	188
*	WellPoint Inc.	3,900	152
*	Thermo Fisher Scientific, Inc.	3,600	146
	Becton, Dickinson & Co.	2,000	139
*	Genzyme Corp.	1,900	138
	Stryker Corp.	2,500	134
	Cardinal Health, Inc.	3,400	130
*	Express Scripts Inc.	2,002	121
*	Boston Scientific Corp.	12,700	115
	Allergan, Inc.	2,580	102
	Aetna Inc.	3,600	90
*	St. Jude Medical, Inc.	2,300	87
*	Biogen Idec Inc.	2,020	86
*	Zimmer Holdings, Inc.	1,800	84
*	Forest Laboratories, Inc.	3,400	79
	C.R. Bard, Inc.	800	71
	McKesson Corp.	1,800	66

			Market
			Value•
		Shares	($000)
*	Lincare Holdings, Inc.	2,428	64
	CIGNA Corp.	3,400	55
*	Laboratory Corp. of
	America Holdings	900	55
*	Humana Inc.	1,700	50
*	DaVita, Inc.	800	45
*	Intuitive Surgical, Inc.	258	45
*	Barr Pharmaceuticals Inc.	654	42
	AmerisourceBergen Corp.	1,300	41
	Hill-Rom Holdings, Inc.	1,700	39
	Quest Diagnostics, Inc.	800	37
*	Hospira, Inc.	1,300	36
*	Cephalon, Inc.	451	32
*	Varian Medical Systems, Inc.	700	32
*	Henry Schein, Inc.	597	28
	Applied Biosystems Inc.	900	28
*	ImClone Systems, Inc.	338	23
	DENTSPLY International Inc.	600	18
*	Waters Corp.	400	17
	Omnicare, Inc.	600	17
*	Millipore Corp.	296	15
*	Patterson Cos.	400	10
	IMS Health, Inc.	700	10
	Beckman Coulter, Inc.	200	10
	Universal Health Services
	Class B	167	7
*	Invitrogen Corp.	200	6
*	Watson Pharmaceuticals, Inc.	220	6
*	Coventry Health Care Inc.	400	5
*	Mylan Inc.	570	5
*	King Pharmaceuticals, Inc.	523	5
*	Community Health Systems, Inc.	199	4
	Perrigo Co.	91	3
*	Health Net Inc.	200	3

	Industrials (4.8%)
	General Electric Co.	84,400	1,647
	United Technologies Corp.	7,500	412
	3M Co.	5,500	354
	The Boeing Co.	5,700	298
	Lockheed Martin Corp.	3,500	298
	United Parcel Service, Inc.	5,480	289
	Union Pacific Corp.	3,800	254
	Burlington Northern Santa Fe Corp.	2,640	235
	General Dynamics Corp.	3,500	211
	Emerson Electric Co.	5,700	187
	Raytheon Co.	3,600	184
	Norfolk Southern Corp.	2,980	179
	Caterpillar, Inc.	4,590	175
	Honeywell International Inc.	5,600	170
	CSX Corp.	3,600	165
	Northrop Grumman Corp.	3,400	159
	Waste Management, Inc.	5,100	159
	FedEx Corp.	2,230	146

31

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Deere & Co.	3,600	139
	Illinois Tool Works, Inc.	3,800	127
	Precision Castparts Corp.	1,700	110
	PACCAR, Inc.	3,400	99
*	Alliant Techsystems, Inc.	1,202	99
	Danaher Corp.	1,600	95
	Tyco International, Ltd.	3,600	91
	C.H. Robinson Worldwide Inc.	1,700	88
	L-3 Communications
	Holdings, Inc.	1,000	81
	Cummins Inc.	2,900	75
	Southwest Airlines Co.	5,900	69
	ITT Industries, Inc.	1,500	67
	Robert Half International, Inc.	3,400	64
	Ingersoll-Rand Co.	3,400	63
*	Jacobs Engineering Group Inc.	1,700	62
	Eaton Corp.	1,300	58
	R.R. Donnelley & Sons Co.	3,400	56
	Fluor Corp.	1,400	56
	Expeditors International
	of Washington, Inc.	1,702	56
*	Monster Worldwide Inc.	3,400	48
*	Foster Wheeler Ltd.	1,700	47
	Parker Hannifin Corp.	1,100	43
	Rockwell Collins, Inc.	1,100	41
	Goodrich Corp.	999	36
	Textron, Inc.	1,900	34
	Fastenal Co.	800	32
	Dover Corp.	1,000	32
	Avery Dennison Corp.	900	31
	W.W. Grainger, Inc.	400	31
*	First Solar, Inc.	214	31
*	McDermott International, Inc.	1,700	29
	Cooper Industries, Inc. Class A	900	28
	Pitney Bowes, Inc.	1,100	27
*	Iron Mountain, Inc.	1,041	25
	Republic Services, Inc. Class A	1,000	24
	Equifax, Inc.	900	23
	Pall Corp.	800	21
	Rockwell Automation, Inc.	600	17
	The Dun & Bradstreet Corp.	200	15
	Masco Corp.	1,300	13
	Manpower Inc.	300	9
	Ryder System, Inc.	210	8
	SPX Corp.	200	8
	Pentair, Inc.	200	6
	J.B. Hunt Transport Services, Inc.	189	5
*	Terex Corp.	300	5
	Cintas Corp.	200	5

	Information Technology (7.0%)
	Microsoft Corp.	73,168	1,634
	International Business Machines Corp.	10,900	1,013
*	Cisco Systems, Inc.	47,811	850

			Market
			Value•
		Shares	($000)
*	Apple Inc.	7,051	759
	Hewlett-Packard Co.	19,750	756
*	Oracle Corp.	41,208	754
	Intel Corp.	45,059	721
*	Google Inc.	1,931	694
	QUALCOMM Inc.	13,102	501
	Applied Materials, Inc.	15,300	198
	Texas Instruments, Inc.	9,600	188
*	Dell Inc.	15,053	183
*	EMC Corp.	15,300	180
	Automatic Data Processing, Inc.	5,100	178
	Accenture Ltd.	4,800	159
*	Juniper Networks, Inc.	7,935	149
	Corning, Inc.	11,500	125
	MasterCard, Inc. Class A	788	116
*	eBay Inc.	7,300	111
	Western Union Co.	6,800	104
*	Adobe Systems, Inc.	3,800	101
*	Yahoo! Inc.	7,800	100
	Tyco Electronics Ltd.	5,100	99
	Paychex, Inc.	3,400	97
	Motorola, Inc.	16,900	91
*	Electronic Arts Inc.	3,400	77
*	Symantec Corp.	5,641	71
*	Cognizant Technology Solutions Corp.	3,400	65
*	Agilent Technologies, Inc.	2,900	64
*	Intuit, Inc.	2,553	64
*	Broadcom Corp.	3,400	58
*	HLTH Corp.	6,800	56
	Xerox Corp.	5,800	47
*	NetApp, Inc.	3,400	46
	CA, Inc.	2,553	45
*	NVIDIA Corp.	5,100	45
*	Citrix Systems, Inc.	1,700	44
*	Micron Technology, Inc.	8,500	40
*	Autodesk, Inc.	1,700	36
*	VeriSign, Inc.	1,700	36
*	Flextronics International Ltd.	8,500	36
	Altera Corp.	2,000	35
*	Teradyne, Inc.	6,800	35
	Analog Devices, Inc.	1,600	34
	Xilinx, Inc.	1,802	33
	Harris Corp.	898	32
*	Sun Microsystems, Inc.	6,800	31
*	Computer Sciences Corp.	1,000	30
*	Fiserv, Inc.	851	28
	Linear Technology Corp.	1,200	27
*	McAfee Inc.	812	26
*	Convergys Corp.	3,400	26
*	BMC Software, Inc.	1,000	26
	Amphenol Corp.	900	26
	Microchip Technology, Inc.	1,000	25
*	Akamai Technologies, Inc.	1,700	24
	National Semiconductor Corp.	1,600	21

32

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Marvell Technology Group Ltd.	3,004	21
*	Affiliated Computer
	Services, Inc. Class A	500	20
*	Unisys Corp.	10,200	16
*	SanDisk Corp.	1,700	15
	KLA-Tencor Corp.	600	14
	Seagate Technology	1,800	12
*	MEMC Electronic
	Materials, Inc.	646	12
*	Avnet, Inc.	553	9
	Diebold, Inc.	301	9
*	LAM Research Corp.	400	9
*	NCR Corp.	371	7
*	IAC/InterActiveCorp	400	7
	Total System Services, Inc.	478	7
	Fidelity National Information
	Services, Inc.	400	6
	Broadridge Financial
	Solutions LLC	494	6
*	Teradata Corp.	384	6
*	Alliance Data Systems Corp.	114	6
*	Synopsys, Inc.	300	5
*	Lexmark International, Inc.	200	5
*	LSI Corp.	1,200	5
*	Advanced Micro Devices, Inc.	1,300	5
*	Arrow Electronics, Inc.	238	4
*	DST Systems, Inc.	100	4
*	Compuware Corp.	600	4
	Lender Processing
	Services, Inc.	150	3
	Jabil Circuit, Inc.	400	3

	Materials (1.3%)
	Monsanto Co.	4,200	374
	E.I. du Pont de
	Nemours & Co.	7,300	234
	Dow Chemical Co.	7,400	197
	Praxair, Inc.	2,340	152
	Air Products & Chemicals, Inc.	1,800	105
	Newmont Mining Corp. (Holding Co.)	3,600	95
	Nucor Corp.	2,340	95
	Bemis Co., Inc.	3,400	84
	Rohm & Haas Co.	1,200	84
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,660	77
	The Mosaic Co.	1,700	67
	Alcoa Inc.	5,800	67
	Weyerhaeuser Co.	1,700	65
	Ecolab, Inc.	1,600	60
	International Paper Co.	3,400	58
	PPG Industries, Inc.	1,100	54
	Vulcan Materials Co.	900	49
	Allegheny Technologies Inc.	1,700	45
	Sigma-Aldrich Corp.	700	31
	Ball Corp.	800	27

			Market
			Value•
		Shares	($000)
*	Pactiv Corp.	1,000	24
	United States Steel Corp.	600	22
	Sealed Air Corp.	1,100	19
	Southern Copper Corp.
	(U.S. Shares)	909	13
	Eastman Chemical Co.	240	10
	International Flavors &
	Fragrances, Inc.	200	6
	MeadWestvaco Corp.	400	6

	Telecommunication Services (1.4%)
	AT&T Inc.	47,580	1,274
	Verizon Communications Inc.	22,800	676
*	American Tower Corp.
	Class A	3,400	110
	Sprint Nextel Corp.	19,500	61
*	NII Holdings Inc.	1,700	44
	Embarq Corp.	1,142	34
*	Crown Castle
	International Corp.	1,400	30
*	MetroPCS
	Communications Inc.	2,000	28
	Qwest Communications
	International Inc.	6,400	18
*	Level 3 Communications, Inc.	13,600	14
	CenturyTel, Inc.	549	14
	Telephone & Data
	Systems, Inc.–Special
	Common Shares	300	8
	Frontier Communications Corp.	656	5

	Utilities (2.0%)
	Exelon Corp.	5,400	293
	Duke Energy Corp.	13,780	226
	Southern Co.	5,930	204
	Dominion Resources, Inc.	4,600	167
	NSTAR	4,729	156
	FPL Group, Inc.	3,300	156
	FirstEnergy Corp.	2,400	125
	NiSource, Inc.	9,649	125
	Entergy Corp.	1,500	117
	Public Service Enterprise Group, Inc.	4,100	115
	CenterPoint Energy Inc.	9,859	114
	Puget Energy, Inc.	4,802	112
	American Electric Power Co., Inc.	3,200	104
	PG&E Corp.	2,400	88
	Northeast Utilities	3,783	85
	Sempra Energy	2,000	85
	Progress Energy, Inc.	2,100	83
	PPL Corp.	2,500	82
	Pinnacle West Capital Corp.	2,513	80
*	NRG Energy, Inc.	3,400	79
	Edison International	2,200	78
	Consolidated Edison Inc.	1,800	78

33

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	TECO Energy, Inc.	6,160	71
	Xcel Energy, Inc.	3,400	59
	Ameren Corp.	1,700	55
	Wisconsin Energy Corp.	800	35
	Allegheny Energy, Inc.	1,120	34
	Pepco Holdings, Inc.	1,600	33
	DTE Energy Co.	900	32
	Questar Corp.	900	31
	SCANA Corp.	900	30
*	AES Corp.	3,500	28
*	Reliant Energy, Inc.	5,100	27
	Alliant Energy Corp.	884	26
	Constellation Energy
	Group, Inc.	1,000	24
	MDU Resources Group, Inc.	978	18
	Equitable Resources, Inc.	500	17
*	Mirant Corp.	376	7
			73,344
	Total Common Stocks
	(Cost $194,352)		159,725
	Temporary Cash Investment (2.0%)
	Money Market Fund (2.0%)
2,3	Vanguard Market
	Liquidity Fund, 2.217%
	(Cost $3,140)	3,139,722	3,140
	Total Investments (100.3%)
	(Cost $197,492)		162,865
	Other Assets and Liabilites (–0.3%)
	Other Assets		838
	Liabilities[3]		(1,268)
			(430)
	Net Assets (100%)		162,435

At October 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	196,943
Undistributed Net Investment Income	684
Accumulated Net Realized Losses	(572)
Unrealized Appreciation (Depreciation)
Investment Securities	(34,627)
Foreign Currencies	7
Net Assets	162,435

Investor Shares—Net Assets
Applicable to 2,996,930 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	41,073
Net Asset Value Per Share—
Investor Shares	$13.71

Institutional Shares—Net Assets
Applicable to 104,514 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,172
Net Asset Value Per Share—
Institutional Shares	$68.63

ETF Shares—Net Assets
Applicable to 3,400,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	114,190
Net Asset Value Per Share—
ETF Shares	$33.59

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $520,000.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the value of this security represented 0.2% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $554,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Total World Stock Index Fund

Statement of Operations

June 24, 2008[1] to
October 31, 2008
($000)
Investment Income
Income
Dividends[2]	722
Interest[3]	24
Total Income	746
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2
Management and Administrative—Investor Shares	11
Management and Administrative—Institutional Shares	1
Management and Administrative—ETF Shares	1
Custodian Fees	44
Auditing Fees	30
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	—
Total Expenses	91
Net Investment Income	655
Realized Net Gain (Loss)
Investment Securities Sold	(572)
Foreign Currencies	29
Realized Net Gain (Loss)	(543)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(34,627)
Foreign Currencies	7
Change in Unrealized Appreciation (Depreciation)	(34,620)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,508)

1 Inception.

2 Dividends are net of foreign withholding taxes of $28,000.

3 Interest income from an affiliated company of the fund was $24,000.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Total World Stock Index Fund

Statement of Changes in Net Assets

June 24, 2008[1] to
October 31, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	655
Realized Net Gain (Loss)	(543)
Change in Unrealized Appreciation (Depreciation)	(34,620)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,508)
Distributions
Net Investment Income
Investor Shares	—
Institutional Shares	—
ETF Shares	—
Realized Capital Gain
Investor Shares	—
Institutional Shares	—
ETF Shares	—
Total Distributions	—
Capital Share Transactions
Investor Shares	51,939
Institutional Shares	6,987
ETF Shares	138,017
Net Increase (Decrease) from Capital Share Transactions	196,943
Total Increase (Decrease)	162,435
Net Assets
Beginning of Period	—
End of Period[2]	162,435

1 Inception.

2 Net Assets—End of Period includes undistributed net investment income of $684,000.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Total World Stock Index Fund

Financial Highlights

Investor Shares
June 26, 2008[1] to
For a Share Outstanding Throughout the Period	October 31, 2008
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.160[2]
Net Realized and Unrealized Gain (Loss) on Investments	(6.450)
Total from Investment Operations	(6.290)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$13.71

Total Return[3]	–31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41
Ratio of Total Expenses to Average Net Assets	0.46%[4]
Ratio of Net Investment Income to Average Net Assets	2.32%[4]
Portfolio Turnover Rate[5]	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.25% transaction fee on purchases; the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Total World Stock Index Fund

Financial Highlights

Institutional Shares
October 9, 2008[1] to
For a Share Outstanding Throughout the Period	October 31, 2008
Net Asset Value, Beginning of Period	$66.81
Investment Operations
Net Investment Income	.124[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.696
Total from Investment Operations	1.820
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$68.63

Total Return[3]	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7
Ratio of Total Expenses to Average Net Assets	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	2.58%[4]
Portfolio Turnover Rate[5]	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.25% transaction fee on purchases or the 2% fee assessed on redemptions of shares held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Total World Stock Index Fund

Financial Highlights

ETF Shares
June 24, 2008[1] to
For a Share Outstanding Throughout the Period	October 31, 2008
Net Asset Value, Beginning of Period	$49.74
Investment Operations
Net Investment Income	.340[2]
Net Realized and Unrealized Gain (Loss) on Investments	(16.490)
Total from Investment Operations	(16.150)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$33.59

Total Return	–32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$114
Ratio of Total Expenses to Average Net Assets	0.29%[3]
Ratio of Net Investment Income to Average Net Assets	2.49%[3]
Portfolio Turnover Rate[4]	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares were first issued on June 26, 2008, and are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares were first issued on October 9, 2008, and are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares were first issued on June 24, 2008, and are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to October 31, 2008, and concluded that no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

40

Total World Stock Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2008, the fund had contributed capital of $10,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended October 31, 2008, the fund realized net foreign currency gains of $29,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. Unrealized appreciation on passive foreign investment company holdings at October 31, 2008, was $9,000.

For tax purposes, at October 31, 2008, the fund had $699,000 of ordinary income available for distribution. The fund had available realized losses of $572,000 to offset future net capital gains through October 31, 2016.

At October 31, 2008, the cost of investment securities for tax purposes was $197,501,000. Net unrealized depreciation of investment securities for tax purposes was $34,636,000, consisting of unrealized gains of $1,154,000 on securities that had risen in value since their purchase and $35,790,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the period ended October 31, 2008, the fund purchased $199,277,000 of investment securities and sold $4,460,000 of investment securities, other than temporary cash investments.

Total World Stock Index Fund

41

E. Capital share transactions for each class of shares were:

	Inception[1] to
	October 31, 2008
	Amount	Shares
	($000)	(000)
Investor Shares
Issued	56,750	3,304
Issued in Lieu of Cash Distributions	—	—
Redeemed[2]	(4,811)	(307)
Net Increase (Decrease)—Investor Shares	51,939	2,997
Institutional Shares
Issued	6,987	105
Issued in Lieu of Cash Distributions	—	—
Redeemed[2]	—	—
Net Increase (Decrease)—Institutional Shares	6,987	105
ETF Shares
Issued	138,017	3,400
Issued in Lieu of Cash Distributions	—	—
Redeemed[2]	—	—
Net Increase (Decrease)—ETF Shares	138,017	3,400

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

1 Inception was June 24, 2008, for ETF Shares, June 26, 2008, for Investor Shares, and October 9, 2008, for Institutional Shares.

2 Net of redemption fees of $40,000 (fund totals).

42

Total World Stock Index Fund

The following table summarizes the fund’s investments as of October 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted Prices	87,406
Level 2—Other Significant Observable Inputs	75,459
Level 3—Significant Unobservable Inputs	—
Total	162,865

43

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (the “Fund”) at October 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the period June 24, 2008 (commencement of operations) through October 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2008

Special 2008 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal period ended October 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 47.6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund will pass through to shareholders foreign source income of $388,000 and foreign taxes paid of $18,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2008. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2009.

44

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund approved the launch of the fund effective in June 2008, utilizing an internalized management structure whereby The Vanguard Group, Inc. (Vanguard)—through its Quantitative Equity Group—would provide investment advisory services at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance of similar mandates. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the benefits to shareholders of selecting the Quantitative Equity Group as an advisor to the fund, particularly in light of the nature, extent, and quality of services to be provided by Vanguard. The board noted that Vanguard has a track record of success in its management of other Vanguard index funds as well as actively managed funds. Vanguard has been managing investments for more than 25 years. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Vanguard adheres to a sound, disciplined investment management process; the portfolio management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that, in its management of other Vanguard funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

Cost

The board considered the cost of services to be provided, including consideration of competitive fee rates and the fact that, after the implementation of the arrangement with Vanguard, the fund’s advisory expense ratio would be well below the average advisory expense ratio for its peer group. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

45

Glossary

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

46

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/
Trustee Since May 1987;	Trustee of The Vanguard Group, Inc., and of each of the investment companies served
Chairman of the Board	by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group
156 Vanguard Funds Overseen	and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Chief Financial Officer	Treasurer of each of the investment companies served by The Vanguard Group; Chief
Since September 2008	Financial Officer of each of the investment companies served by The Vanguard
Treasurer Since July 1998	Group since 2008.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director,
Chief Executive Officer	and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and
Since August 31, 2008	President of each of the investment companies served by The Vanguard Group since
President Since March 2008	2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard
156 Vanguard Funds Overseen	Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group and of each of the investment companies served by The Vanguard
Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Ralph K. Packard	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	James M. Norris	Glenn W. Reed

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
“FTSE®” is a trademark jointly owned by the London	To find out more about this public service, call the SEC
Stock Exchange plc and The Financial Times Limited	at 202-551-8090. Information about your fund is also
and is used by FTSE International Limited under license.	available on the SEC’s website, and you can receive
“All-World” is a trademark of FTSE International	copies of this information, for a fee, by sending a
Limited. The FTSE All-World Index is calculated by	request in either of two ways: via e-mail addressed to
FTSE International Limited. FTSE International Limited	publicinfo@sec.gov or via regular mail addressed to the
does not sponsor, endorse, or promote the fund; is not	Public Reference Section, Securities and Exchange
in any way connected to it; and does not accept any	Commission, Washington, DC 20549-0102.
liability in relation to its issue, operation, and trading.

The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
any related funds.
© 2008 The Vanguard Group, Inc.
Russell is a trademark of The Frank Russell Company.	All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122008

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2008: $178,000

Fiscal Year Ended October 31, 2007: $137,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2008: $3,055,590

Fiscal Year Ended October 31, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2008: $626,240

Fiscal Year Ended October 31, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2008: $230,400

Fiscal Year Ended October 31, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2008: $0

Fiscal Year Ended October 31, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2008: $230,400

Fiscal Year Ended October 31, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Charles D. Ellis, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 16, 2008

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 16, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.